Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (1.8%)
	Commonwealth Bank of Australia	1,000,830	90,185
	BHP Group Ltd.	3,019,761	83,874
	CSL Ltd.	288,660	58,587
	National Australia Bank Ltd.	1,862,986	47,053
	Westpac Banking Corp.	2,065,527	40,366
	ANZ Group Holdings Ltd.	1,784,900	33,958
	Wesfarmers Ltd.	674,728	32,564
	Macquarie Group Ltd.	216,081	29,738
	Goodman Group	1,113,504	25,706
	Woodside Energy Group Ltd.	1,131,053	20,511
	Rio Tinto Ltd.	223,298	17,159
	Woolworths Group Ltd.	730,761	16,488
	Transurban Group	1,886,842	16,102
	Aristocrat Leisure Ltd.	389,898	13,886
	Fortescue Ltd.	950,084	11,822
	QBE Insurance Group Ltd.	924,207	10,908
	Santos Ltd.	1,999,347	10,422
	Coles Group Ltd.	800,202	9,484
*	James Hardie Industries plc GDR	263,534	9,467
	Suncorp Group Ltd.	806,504	9,384
	Amcor plc GDR	881,795	9,363
	Cochlear Ltd.	39,362	8,894
	Brambles Ltd.	866,635	8,835
*	Xero Ltd.	91,619	8,348
	Scentre Group	3,401,934	7,758
	Insurance Australia Group Ltd.	1,521,528	7,361
	Origin Energy Ltd.	1,059,060	7,267
	Northern Star Resources Ltd.	700,547	6,502
	Computershare Ltd. (XASX)	351,108	6,333
	WiseTech Global Ltd.	98,802	6,191
	Telstra Group Ltd.	2,329,713	6,021
	South32 Ltd.	2,838,936	5,694
	Sonic Healthcare Ltd.	302,055	5,474
	CAR Group Ltd.	224,140	5,126
	Stockland	1,665,074	5,029
	ASX Ltd.	112,515	4,794
*	NEXTDC Ltd.	393,553	4,334
	Lottery Corp. Ltd.	1,323,711	4,313
	Medibank Pvt Ltd.	1,625,211	4,231
	REA Group Ltd.	29,138	3,918
	BlueScope Steel Ltd.	269,415	3,912
	APA Group	747,536	3,875
	Treasury Wine Estates Ltd.	476,415	3,852
	GPT Group	1,245,654	3,794
	Mineral Resources Ltd.	104,552	3,739
	Dexus	765,626	3,530
	Mirvac Group	2,420,245	3,408
	Washington H Soul Pattinson & Co. Ltd.	144,458	3,362
	Pilbara Minerals Ltd.	1,705,931	3,297
	Ramsay Health Care Ltd.	105,193	3,204
	Orica Ltd.	269,685	3,173
	Ampol Ltd.	140,872	3,086
	Endeavour Group Ltd.	855,377	3,077
	Qube Holdings Ltd.	1,172,210	2,935
	JB Hi-Fi Ltd.	63,382	2,894
	SEEK Ltd.	199,308	2,886
	Vicinity Ltd.	2,053,341	2,847
	Pro Medicus Ltd.	30,006	2,831
	Evolution Mining Ltd.	1,091,559	2,828
	ALS Ltd.	273,522	2,769

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Seven Group Holdings Ltd.	106,988	2,745
	Worley Ltd.	271,230	2,690
	Bendigo & Adelaide Bank Ltd.	324,304	2,655
	Steadfast Group Ltd.	617,903	2,623
	Technology One Ltd.	180,183	2,434
	Cleanaway Waste Management Ltd.	1,314,516	2,430
	Charter Hall Group	285,265	2,382
	Aurizon Holdings Ltd.	975,539	2,379
	AGL Energy Ltd.	344,214	2,340
	Atlas Arteria Ltd.	663,248	2,278
*	Lynas Rare Earths Ltd.	553,304	2,262
	Reece Ltd.	119,675	2,169
	Whitehaven Coal Ltd.	412,320	2,082
	Incitec Pivot Ltd.	1,075,007	2,075
*	Telix Pharmaceuticals Ltd.	164,507	2,065
*	Qantas Airways Ltd.	475,959	2,016
[1]	Flight Centre Travel Group Ltd.	127,490	1,856
	Breville Group Ltd.	84,180	1,618
	Reliance Worldwide Corp. Ltd.	469,290	1,582
	Lendlease Corp. Ltd.	381,359	1,574
	Charter Hall Long Wale REIT	660,562	1,545
	IDP Education Ltd.	156,994	1,542
*	Sandfire Resources Ltd.	263,386	1,504
	Bank of Queensland Ltd.	351,976	1,455
	Ansell Ltd.	80,814	1,447
	National Storage REIT	877,044	1,423
	IGO Ltd.	386,223	1,414
	Metcash Ltd.	578,905	1,387
	Ventia Services Group Pty. Ltd.	464,690	1,338
	nib holdings Ltd.	263,080	1,295
[2]	Viva Energy Group Ltd.	599,021	1,278
	Perseus Mining Ltd.	765,998	1,276
*	Paladin Energy Ltd.	167,671	1,258
*	Webjet Ltd.	213,221	1,247
	ARB Corp. Ltd.	44,466	1,229
*,2	Life360 Inc. GDR	112,332	1,226
	BWP Trust	516,152	1,211
	AMP Ltd.	1,553,146	1,207
	Downer EDI Ltd.	367,065	1,198
	Challenger Ltd.	243,545	1,122
	AUB Group Ltd.	52,894	1,118
	Charter Hall Retail REIT	478,914	1,096
	HUB24 Ltd.	32,779	1,068
	Champion Iron Ltd.	251,589	1,034
	Premier Investments Ltd.	46,619	1,014
	Iluka Resources Ltd.	245,222	976
	Orora Ltd.	723,443	968
	Beach Energy Ltd.	990,822	963
	Harvey Norman Holdings Ltd.	296,900	932
*	De Grey Mining Ltd.	1,146,262	919
	New Hope Corp. Ltd.	287,133	916
	Perpetual Ltd.	61,958	900
	Region RE Ltd.	593,940	884
*	Red 5 Ltd.	3,438,538	882
	Super Retail Group Ltd.	84,088	881
	Sigma Healthcare Ltd.	1,030,184	878
	Ingenia Communities Group	252,668	871
	HMC Capital Ltd.	170,028	868
*	Zip Co. Ltd.	677,101	856
	Nine Entertainment Co. Holdings Ltd.	858,041	817
*	Genesis Minerals Ltd.	585,608	808
	Domino's Pizza Enterprises Ltd.	37,445	805
	Ramelius Resources Ltd.	630,328	804
	Yancoal Australia Ltd.	173,161	803
*	Neuren Pharmaceuticals Ltd.	63,248	802
	Centuria Industrial REIT	382,499	797
*	Emerald Resources NL	326,689	795
	Lovisa Holdings Ltd.	34,054	781
	GQG Partners Inc. GDR	393,920	769
	HomeCo Daily Needs REIT	898,252	749

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Eagers Automotive Ltd.	105,029	732
*	IRESS Ltd.	101,554	709
	Netwealth Group Ltd.	44,941	699
	GrainCorp Ltd. Class A	115,293	681
*	Karoon Energy Ltd.	559,674	679
	Gold Road Resources Ltd.	605,940	678
*	Capricorn Metals Ltd.	190,001	672
	Waypoint REIT Ltd.	402,946	669
*	PEXA Group Ltd.	71,558	649
*	Bellevue Gold Ltd.	716,011	646
	Insignia Financial Ltd.	347,434	629
	TPG Telecom Ltd.	201,437	627
	NRW Holdings Ltd.	282,625	619
*	Megaport Ltd.	85,492	619
	Bapcor Ltd.	182,563	614
	Nufarm Ltd.	200,238	610
	Nickel Industries Ltd.	1,085,126	608
	Brickworks Ltd.	32,053	605
	Bega Cheese Ltd.	203,972	596
	Deterra Royalties Ltd.	227,707	595
	Amotiv Ltd.	83,265	591
	Data#3 Ltd.	101,966	590
	Centuria Capital Group	524,850	586
*	Boss Energy Ltd.	243,147	584
	EVT Ltd.	76,887	583
	Codan Ltd.	67,411	579
	Sims Ltd.	85,247	569
*	PolyNovo Ltd.	321,279	566
*,1	Liontown Resources Ltd.	892,153	559
	Pinnacle Investment Management Group Ltd.	51,131	552
	Corporate Travel Management Ltd.	62,290	551
*	Star Entertainment Group Ltd.	1,426,946	545
*	West African Resources Ltd.	534,086	525
*	Resolute Mining Ltd.	1,218,737	524
	Inghams Group Ltd.	205,852	507
	Tabcorp Holdings Ltd.	1,184,950	501
	Magellan Financial Group Ltd.	73,758	495
*	Macquarie Technology Group Ltd.	7,973	491
	Dexus Industria REIT	254,739	484
	Stanmore Resources Ltd.	197,115	480
	Johns Lyng Group Ltd.	121,385	474
	Elders Ltd.	75,733	472
	Helia Group Ltd.	179,466	469
	Imdex Ltd.	309,856	466
	Arena REIT	182,201	462
*	Regis Resources Ltd.	391,667	432
*	SiteMinder Ltd.	117,620	432
	Monadelphous Group Ltd.	49,373	420
	McMillan Shakespeare Ltd.	35,729	419
	Centuria Office REIT	493,450	403
*	Deep Yellow Ltd.	469,792	398
	Lifestyle Communities Ltd.	65,814	389
	Austal Ltd.	224,126	385
*	Fleetpartners Group Ltd.	172,186	385
*,1	Mesoblast Ltd.	570,519	383
	Kelsian Group Ltd.	110,932	382
	IPH Ltd.	95,011	381
	Westgold Resources Ltd.	221,239	380
*	Temple & Webster Group Ltd.	58,920	377
*	Audinate Group Ltd.	38,055	372
	Service Stream Ltd.	403,873	370
[2]	Coronado Global Resources Inc. GDR	383,982	363
	Collins Foods Ltd.	59,424	357
*	Healius Ltd.	352,684	349
	Rural Funds Group	248,430	347
	Perenti Ltd.	499,424	344
*	Silex Systems Ltd.	109,538	337
*	Aussie Broadband Ltd.	157,532	330
	Hotel Property Investments Ltd.	147,109	327
	GDI Property Group Partnership	793,163	314

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Jumbo Interactive Ltd.	29,317	314
	Credit Corp. Group Ltd.	27,193	312
	Growthpoint Properties Australia Ltd.	203,498	311
	Domain Holdings Australia Ltd.	145,704	308
	G8 Education Ltd.	359,410	307
	Myer Holdings Ltd.	545,572	298
*	Superloop Ltd.	293,545	293
	Ridley Corp. Ltd.	198,995	289
	oOh!media Ltd.	303,040	288
	Charter Hall Social Infrastructure REIT	160,628	270
	Accent Group Ltd.	185,939	267
*	Nuix Ltd.	116,761	265
	PWR Holdings Ltd.	33,484	260
*	Nanosonics Ltd.	125,228	259
	Abacus Storage King	309,567	259
*	Opthea Ltd.	894,697	253
	MyState Ltd.	93,253	242
*	Select Harvests Ltd.	83,420	235
*,1	Vulcan Energy Resources Ltd.	78,229	235
*	Judo Capital Holdings Ltd.	250,833	228
	Hansen Technologies Ltd.	76,538	225
	Nick Scali Ltd.	21,686	223
	Infomedia Ltd.	200,382	221
*,3	Leo Lithium Ltd.	657,986	217
	Platinum Asset Management Ltd.	304,070	213
*	Alpha HPA Ltd.	378,587	212
	Clinuvel Pharmaceuticals Ltd.	21,474	210
	Cromwell Property Group	766,822	209
	Vulcan Steel Ltd.	49,991	205
*	Cooper Energy Ltd.	1,339,382	201
	SmartGroup Corp. Ltd.	34,915	198
	Abacus Group	272,036	197
	HealthCo REIT	246,383	192
	GWA Group Ltd.	108,684	189
	Dicker Data Ltd.	28,127	188
*	Strike Energy Ltd.	1,411,792	185
	Regis Healthcare Ltd.	66,335	182
*	Australian Agricultural Co. Ltd.	198,343	181
[1]	Integral Diagnostics Ltd.	110,431	179
	Navigator Global Investments Ltd. (XASX)	137,284	169
*,1	Weebit Nano Ltd.	108,201	167
	Kogan.com Ltd.	56,062	166
[1]	Australian Ethical Investment Ltd.	63,690	166
*	Bravura Solutions Ltd.	220,350	165
*	OFX Group Ltd.	100,137	151
*,1	Chalice Mining Ltd.	194,712	148
*,1	BrainChip Holdings Ltd.	1,191,962	146
	Emeco Holdings Ltd.	242,499	134
	APM Human Services International Ltd.	142,484	133
*,1	Imugene Ltd.	3,809,649	132
*	Mayne Pharma Group Ltd.	45,285	129
*	Latin Resources Ltd.	1,228,628	122
*	Omni Bridgeway Ltd.	163,346	108
*,1	Arafura Rare Earths Ltd.	932,307	104
*	Carnarvon Energy Ltd.	970,363	102
	Amcor plc	9,678	102
*	Wildcat Resources Ltd.	578,880	98
	Cedar Woods Properties Ltd.	29,986	97
	Australian Clinical Labs Ltd.	57,771	96
*,1	Cettire Ltd.	110,751	96
*	Alkane Resources Ltd.	333,352	95
*,1	ioneer Ltd.	1,046,875	93
*,1	Sayona Mining Ltd.	4,246,221	87
*	Tyro Payments Ltd.	124,644	79
*,3	AVZ Minerals Ltd.	1,173,611	77
	Australian Finance Group Ltd.	79,434	76
*	EML Payments Ltd.	118,258	72
*	Fineos Corp. Ltd. GDR	64,697	70
	Southern Cross Media Group Ltd.	158,893	69
*	Praemium Ltd.	219,272	69

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Jupiter Mines Ltd.	422,476	68
*	Mount Gibson Iron Ltd.	286,220	67
*	Aurelia Metals Ltd.	605,104	67
	SG Fleet Group Ltd.	31,301	65
*	St Barbara Ltd.	414,057	62
*,1	Syrah Resources Ltd.	360,281	61
*,1	Core Lithium Ltd.	981,521	61
*	Coast Entertainment Holdings Ltd.	176,320	58
	Solvar Ltd.	78,326	57
*	Calix Ltd.	84,244	56
*	Seven West Media Ltd.	466,784	55
*,1	Novonix Ltd.	104,544	51
*	29Metals Ltd.	178,050	47
	Baby Bunting Group Ltd.	48,163	42
	PointsBet Holdings Ltd.	100,060	33
	Humm Group Ltd.	96,019	28
*	Australian Strategic Materials Ltd.	49,841	21
*,3	Firefinch Ltd.	519,107	20
*	Clarity Pharmaceuticals Ltd.	4,416	19
*	Argosy Minerals Ltd.	650,455	17
*,1	Lake Resources NL	682,357	16
*	Spartan Resources Ltd.	15,718	13
			925,699
Austria (0.1%)
	Erste Group Bank AG	183,857	9,563
[2]	BAWAG Group AG	48,423	3,536
	OMV AG	81,807	3,423
	Verbund AG	39,586	3,179
	ANDRITZ AG	41,163	2,637
	Wienerberger AG	63,524	2,253
	voestalpine AG	62,879	1,613
	Raiffeisen Bank International AG	72,005	1,404
*	DO & Co. AG	4,675	788
	CA Immobilien Anlagen AG	23,167	759
[1]	Telekom Austria AG	76,181	706
	EVN AG	21,054	688
	Vienna Insurance Group AG Wiener Versicherung Gruppe	19,384	624
	Oesterreichische Post AG	18,751	619
	UNIQA Insurance Group AG	69,446	594
[1]	Mayr Melnhof Karton AG	4,365	498
*	IMMOFINANZ AG	15,378	456
*	Lenzing AG	10,800	376
[1]	Schoeller-Bleckmann Oilfield Equipment AG	8,243	328
	Strabag SE	7,566	317
*	AT&S Austria Technologie & Systemtechnik AG	14,089	301
	Palfinger AG	8,719	213
	Porr AG	10,423	159
*	Eurotelesites AG	19,045	80
	Agrana Beteiligungs AG	3,459	47
*	S IMMO AG (XWBO)	1,920	46
			35,207
Belgium (0.2%)
	Anheuser-Busch InBev SA	527,542	31,322
*	Argenx SE	35,689	18,247
	UCB SA	74,507	12,450
	KBC Group NV	145,992	11,292
	Ageas SA	100,562	4,801
	Groupe Bruxelles Lambert NV	53,906	4,023
	Syensqo SA	41,989	3,713
	D'ieteren Group	13,642	3,135
	Warehouses De Pauw CVA	93,978	2,546
	Lotus Bakeries NV	233	2,532
	Ackermans & van Haaren NV	12,825	2,461
	Elia Group SA	22,903	2,379
	Sofina SA	9,327	2,204
	Umicore SA	124,476	1,710
	Azelis Group NV	89,351	1,693
	Aedifica SA	25,758	1,637
	Cofinimmo SA	23,132	1,487

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Solvay SA	39,404	1,387
	Colruyt Group NV	28,293	1,357
	Melexis NV	12,072	1,052
	KBC Ancora	17,674	859
	Bekaert SA	20,649	845
	Montea NV	8,868	769
	Shurgard Self Storage Ltd. (XBRU)	18,836	736
	Deme Group NV	3,612	651
	Proximus SADP	89,316	646
	Fagron	30,361	625
	Xior Student Housing NV	17,133	576
	VGP NV	4,936	535
	Barco NV	39,155	506
	Retail Estates NV	5,739	392
*	Ontex Group NV	41,395	389
	Gimv NV	8,579	374
	Kinepolis Group NV	8,060	326
	Tessenderlo Group SA	11,558	308
	Euronav NV	14,401	259
	bpost SA	44,296	127
			120,351
Brazil (0.4%)
	Vale SA	2,095,394	22,832
	Petroleo Brasileiro SA	1,988,517	14,274
	Weg SA	883,672	7,915
	B3 SA - Brasil Bolsa Balcao	3,348,985	6,424
	Centrais Eletricas Brasileiras SA	779,488	5,453
	Banco Do Brasil SA	1,023,740	4,805
*	JBS SA	796,798	4,750
	Banco BTG Pactual SA	762,124	4,394
	Ambev SA	2,098,186	4,296
	Cia de Saneamento Basico do Estado de Sao Paulo	257,300	4,014
	Localiza Rent a Car SA (BVMF)	513,712	3,981
	Suzano SA	410,015	3,904
	Itau Unibanco Holding SA ADR	598,242	3,601
	PRIO SA	398,475	3,385
*	Embraer SA	434,500	3,365
	Petroleo Brasileiro SA ADR	243,945	3,210
	Raia Drogasil SA	648,608	3,165
	Equatorial Energia SA	538,492	3,107
	Rumo SA	727,616	2,849
	Vibra Energia SA	652,148	2,670
	Vale SA ADR	230,741	2,504
	BB Seguridade Participacoes SA	395,739	2,461
[2]	Rede D'Or Sao Luiz SA	463,939	2,263
	Banco Bradesco SA ADR	979,393	2,174
	Telefonica Brasil SA	247,864	2,126
	Klabin SA	534,160	2,086
	Xp Malls Fdo Inv Imob Fii	105,152	2,075
*,2	Hapvida Participacoes e Investimentos SA	2,840,112	2,044
	Ultrapar Participacoes SA	491,096	1,928
	Itau Unibanco Holding SA	347,671	1,790
	Petroleo Brasileiro SA ADR (XNYS)	125,056	1,785
	Banco Bradesco SA	892,794	1,773
	Cosan SA	701,452	1,658
	Natura & Co. Holding SA	574,463	1,516
*	BRF SA	401,545	1,495
*	Sendas Distribuidora SA	823,842	1,430
	Allos SA	359,446	1,388
	CCR SA	631,944	1,383
	Lojas Renner SA	546,894	1,282
	Totvs SA	253,784	1,245
	Energisa SA	155,715	1,209
	Hypera SA	221,112	1,126
	TIM SA	356,400	1,102
	Ambev SA ADR	532,359	1,097
	Kinea Renda Imobiliaria FII	38,318	1,048
*	Eneva SA	458,502	1,024
	Banco Santander Brasil SA	201,300	1,020

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Santos Brasil Participacoes SA	391,523	908
	Engie Brasil Energia SA	112,292	878
	3R PETROLEUM OLEO E GAS SA	179,244	858
	Kinea Indice de Precos FII	47,661	804
	Iguatemi SA (BVMF)	207,800	774
	Transmissora Alianca de Energia Eletrica SA	127,327	761
[2]	GPS Participacoes e Empreendimentos SA	247,500	761
	Gerdau SA ADR	232,056	752
	Cia Paranaense de Energia - Copel	465,870	740
*	Ambipar Participacoes e Empreendimentos SA	82,600	738
	CPFL Energia SA	116,900	671
	Multiplan Empreendimentos Imobiliarios SA	156,421	663
	Cielo SA	630,700	643
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	186,098	641
	Caixa Seguridade Participacoes SA	251,300	641
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	22,124	627
	Porto Seguro SA	115,444	625
	Fleury SA	220,636	591
	Cia Siderurgica Nacional SA	273,000	572
	FII BTLG	30,875	549
*	Atacadao SA	323,671	530
	Tres Tentos Agroindustrial SA	274,100	518
	Cia de Saneamento do Parana	105,068	508
	Kinea Rendimentos Imobiliarios FII (BVMF)	25,467	476
	Sao Martinho SA	88,800	456
	Direcional Engenharia SA	88,137	433
	Petroreconcavo SA	117,900	431
	XP Log FII (BVMF)	23,223	427
*	Marfrig Global Foods SA	204,286	409
	Auren Energia SA	190,520	400
	Neoenergia SA	121,642	390
	Cia de Saneamento de Minas Gerais Copasa MG.	99,867	388
	AES Brasil Energia SA	192,828	385
*	Magazine Luiza SA	193,184	378
	Alupar Investimento SA	66,689	363
	SLC Agricola SA	107,976	343
	Odontoprev SA	167,443	335
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	216,948	331
	YDUQS Participacoes SA	167,700	324
	M Dias Branco SA	67,300	321
	Arezzo Industria e Comercio SA	36,400	313
	Grupo Mateus SA	262,500	310
	Vinci Shopping Centers FII (BVMF)	15,328	306
	FII Iridium	23,717	302
	TIM SA ADR	19,532	300
*	Serena Energia SA	185,768	284
	Cury Construtora e Incorporadora SA	68,900	270
*	Cogna Educacao SA	974,473	262
	Capitania Securities II Fii	175,780	256
	Hedge Brasil Shopping FII	6,598	251
*	Grupo De Moda Soma SA	237,618	250
	Wilson Sons SA	88,400	246
	Maxi Renda FII (BVMF)	136,783	246
	CSN Mineracao SA	263,100	238
*	IRB Brasil Resseguros SA	45,622	236
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	10,273	232
*	MRV Engenharia e Participacoes SA	193,100	230
	Dexco SA	173,000	224
	Smartfit Escola de Ginastica e Danca SA	59,100	222
	Vivara Participacoes SA	51,700	220
	Fii UBS Br Receb Imob	14,598	220
*	Log-in Logistica Intermodal SA	32,900	218
	Tupy SA	48,400	211
	Mills Estruturas e Servicos de Engenharia SA	100,894	198
*,2	Locaweb Servicos de Internet SA	252,037	196
	Fras-Le SA	56,394	190
	Iochpe Maxion SA	85,446	189
	Grendene SA	177,800	185
	EcoRodovias Infraestrutura e Logistica SA	146,153	183
	JHSF Participacoes SA	253,747	183

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	SIMPAR SA	157,472	176
	Cia Siderurgica Nacional SA ADR	72,877	153
	Minerva SA	135,360	151
	Vulcabras SA	53,500	146
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	144
*	Oncoclinicas do Brasil Servicos Medicos SA	127,900	142
	Camil Alimentos SA	89,500	140
	Ez Tec Empreendimentos e Participacoes SA	58,861	137
	Grupo SBF SA	51,109	137
	Mahle-Metal Leve SA	22,500	134
*	Hidrovias do Brasil SA	195,900	122
	LOG Commercial Properties e Participacoes SA	29,615	114
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	107
	Pet Center Comercio E Participacoes SA	150,800	93
*	Anima Holding SA	132,984	85
*	Movida Participacoes SA	73,800	85
	Kinea Rendimentos Imobiliarios FII	4,421	83
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	76
*	CVC Brasil Operadora e Agencia de Viagens SA	233,417	75
*	Zamp SA	128,544	75
	Cia Energetica de Minas Gerais	33,346	74
*	Diagnosticos da America SA	149,678	73
*	Cia Brasileira de Aluminio	68,422	64
	Armac Locacao Logistica E Servicos SA	38,900	60
	Maxi Renda Fundo De Investimento	33,571	60
	FII Hectare Ce	10,844	58
	Cosan SA ADR	5,875	55
*	Cia Brasileira de Distribuicao	114,556	54
	Fundo De Investimento Imobiliario TG Ativo Real	2,360	50
	Lojas Quero-Quero SA	70,026	48
	Bradespar SA	14,000	44
*	Grupo Casas Bahia SA	48,212	38
*	Orizon Valorizacao de Residuos SA	4,723	36
	Empreendimentos Pague Menos S/A	73,740	33
	CM Hospitalar SA	82,300	33
	Blau Farmaceutica SA	12,700	23
	Hospital Mater Dei SA	23,500	19
			189,137
Canada (2.7%)
	Royal Bank of Canada	841,667	94,052
	Toronto-Dominion Bank (XNYS)	1,052,559	62,156
	Enbridge Inc.	1,265,299	47,353
	Canadian Natural Resources Ltd.	1,251,175	44,423
*	Shopify Inc. Class A	722,242	44,235
	Brookfield Corp.	890,738	43,439
	Canadian National Railway Co.	335,717	38,864
	Canadian Pacific Kansas City Ltd.	448,957	37,649
	Constellation Software Inc.	11,861	37,424
	Bank of Montreal	431,083	36,359
	Bank of Nova Scotia	726,633	33,930
	Suncor Energy Inc.	777,978	31,071
	Manulife Financial Corp.	1,081,451	28,809
[1]	Canadian Imperial Bank of Commerce	554,966	28,700
	Waste Connections Inc.	153,920	27,375
	Alimentation Couche-Tard Inc.	433,919	26,749
	TC Energy Corp.	616,458	26,174
	Agnico Eagle Mines Ltd.	297,520	22,956
	Barrick Gold Corp.	1,053,733	19,523
	Intact Financial Corp.	107,287	19,497
	Sun Life Financial Inc.	344,186	17,087
	National Bank of Canada	203,564	17,026
	Wheaton Precious Metals Corp.	275,098	16,448
	Cenovus Energy Inc.	794,957	16,018
	Dollarama Inc.	165,536	15,518
	Fairfax Financial Holdings Ltd.	12,952	15,275
	Nutrien Ltd.	296,966	15,231
	Franco-Nevada Corp.	115,639	14,902
*	CGI Inc.	126,987	14,480
	Pembina Pipeline Corp.	347,762	13,478

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Thomson Reuters Corp.	82,861	13,429
	Teck Resources Ltd. Class B	272,177	13,342
	Restaurant Brands International Inc.	186,795	13,079
	WSP Global Inc.	74,337	12,348
	Fortis Inc. (XTSE)	294,416	12,308
	Cameco Corp.	263,368	11,987
	Loblaw Cos. Ltd.	88,767	10,946
	Brookfield Asset Management Ltd. Class A (XTSE)	227,672	9,937
	Power Corp. of Canada	323,518	9,364
	Canadian Pacific Kansas City Ltd. (XTSE)	108,177	9,067
	Tourmaline Oil Corp.	203,751	8,965
	Metro Inc.	132,660	7,900
	TFI International Inc.	48,738	7,586
	Imperial Oil Ltd.	103,704	7,429
	Magna International Inc.	161,780	7,179
	Kinross Gold Corp.	729,592	6,632
	ARC Resources Ltd.	379,023	6,558
	Emera Inc.	173,238	6,254
	Stantec Inc.	67,601	5,948
[1]	BCE Inc.	174,432	5,884
[2]	Hydro One Ltd.	184,528	5,783
	RB Global Inc.	69,015	5,498
*	Descartes Systems Group Inc.	53,450	5,436
	George Weston Ltd.	34,273	5,308
	Open Text Corp.	168,101	5,299
	GFL Environmental Inc.	133,718	5,188
	First Quantum Minerals Ltd.	406,250	4,973
	Pan American Silver Corp.	214,509	4,931
	TMX Group Ltd.	160,483	4,877
*	Ivanhoe Mines Ltd. Class A	365,545	4,779
	Great-West Lifeco Inc.	157,160	4,721
	TELUS Corp.	281,139	4,539
	AtkinsRealis Group Inc.	104,719	4,511
	Toromont Industries Ltd.	47,947	4,459
	Element Fleet Management Corp.	230,882	4,416
	Alamos Gold Inc. Class A	246,366	4,199
	FirstService Corp.	23,569	4,109
	Gildan Activewear Inc.	100,701	4,101
	West Fraser Timber Co. Ltd.	45,694	4,052
	Lundin Mining Corp.	399,044	4,029
	AltaGas Ltd.	168,838	4,026
	Keyera Corp.	140,115	3,953
	iA Financial Corp. Inc.	58,074	3,927
*	Celestica Inc.	68,724	3,604
	Colliers International Group Inc.	25,589	3,449
*	CAE Inc.	188,636	3,432
*	MEG Energy Corp.	165,088	3,421
*	Bombardier Inc. Class B	50,598	3,415
	Canadian Apartment Properties REIT	97,182	3,379
	Canadian Tire Corp. Ltd. Class A	32,133	3,300
	RB Global Inc. (XTSE)	40,682	3,240
	Saputo Inc.	139,972	3,217
	RioCan REIT	232,280	3,008
	PrairieSky Royalty Ltd.	140,569	2,825
	Veren Inc.	355,769	2,778
	Capital Power Corp.	89,458	2,765
	Onex Corp.	39,162	2,684
	Whitecap Resources Inc.	345,902	2,666
	Northland Power Inc.	157,446	2,633
	Algonquin Power & Utilities Corp.	411,222	2,567
	Finning International Inc.	83,966	2,407
	B2Gold Corp.	762,703	2,287
	Stella-Jones Inc.	33,287	2,240
	Parkland Corp.	78,293	2,196
	Boyd Group Services Inc.	12,711	2,131
*	Kinaxis Inc.	16,658	2,049
*	NexGen Energy Ltd.	305,832	2,038
	Primo Water Corp.	92,839	2,037
*	Eldorado Gold Corp.	120,089	2,036
	Granite REIT	36,915	1,984

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Brookfield Infrastructure Corp. Class A	50,765	1,977
*	Capstone Copper Corp.	293,846	1,975
	Hudbay Minerals Inc.	231,889	1,935
	Osisko Gold Royalties Ltd.	110,123	1,931
	Canadian Western Bank	55,453	1,916
	SmartCentres REIT	101,185	1,757
*	Aritzia Inc.	53,221	1,747
	Methanex Corp.	34,039	1,655
	Baytex Energy Corp.	435,315	1,617
	Topaz Energy Corp.	84,275	1,586
	Definity Financial Corp.	45,405	1,579
	Dream Industrial REIT	156,505	1,528
[1]	First Capital REIT	121,968	1,446
	BRP Inc.	19,728	1,429
	Choice Properties REIT	141,110	1,417
*	ATS Corp.	45,413	1,365
	Stelco Holdings Inc.	28,291	1,362
	Atco Ltd. Class I	43,685	1,355
	Boardwalk REIT	23,520	1,329
	Premium Brands Holdings Corp.	19,481	1,318
	Gibson Energy Inc.	80,341	1,313
	Boralex Inc. Class A	52,406	1,300
	TransAlta Corp.	170,309	1,283
*	IAMGOLD Corp.	303,084	1,249
*	Air Canada	108,275	1,248
	IGM Financial Inc.	43,965	1,246
	Linamar Corp.	24,947	1,244
[2]	Nuvei Corp.	37,505	1,239
	Chartwell Retirement Residences	123,353	1,224
	Allied Properties REIT	100,691	1,207
	Brookfield Renewable Corp. Class A	42,581	1,197
*	Equinox Gold Corp.	212,694	1,194
	H&R REIT	155,946	1,085
	CI Financial Corp.	89,378	1,080
*	Bausch Health Cos. Inc.	178,909	1,078
	OceanaGold Corp.	420,973	1,037
	Brookfield Renewable Corp. Class A (XTSE)	36,295	1,020
	Lundin Gold Inc.	56,881	985
	Paramount Resources Ltd. Class A	44,840	973
	First Majestic Silver Corp.	156,968	971
*	Lightspeed Commerce Inc.	70,871	949
	Vermilion Energy Inc.	87,659	943
	Quebecor Inc. Class B	42,242	933
	Russel Metals Inc.	30,749	894
	Brookfield Asset Management Ltd. Class A	20,261	884
	Parex Resources Inc.	58,372	876
	North West Co. Inc.	25,906	839
	Maple Leaf Foods Inc.	45,846	837
*	Torex Gold Resources Inc.	51,590	818
	Superior Plus Corp.	135,055	781
	Centerra Gold Inc.	115,435	774
	Brookfield Infrastructure Corp. Class A (XTSE)	19,153	745
*	BlackBerry Ltd.	291,375	703
	Innergex Renewable Energy Inc.	101,400	697
	SSR Mining Inc.	114,163	633
*	Novagold Resources Inc.	131,238	626
	Winpak Ltd.	17,729	611
	Enghouse Systems Ltd.	26,575	592
	Primaris REIT	59,581	588
	Transcontinental Inc. Class A	36,166	427
	Cargojet Inc.	4,459	421
	Mullen Group Ltd.	36,430	394
	NorthWest Healthcare Properties REIT	98,572	358
	Laurentian Bank of Canada	17,915	347
*	Canfor Corp.	29,993	344
	Westshore Terminals Investment Corp.	18,163	305
	Cascades Inc.	38,081	268
*	Cronos Group Inc.	105,313	259
*,1	Ballard Power Systems Inc.	109,566	248
*,1	Lithium Americas Argentina Corp.	74,771	226

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	First National Financial Corp.	7,029	188
	Cogeco Communications Inc.	3,793	174
*	Lightspeed Commerce Inc. (XTSE)	11,855	159
*	IAMGOLD Corp. (XTSE)	19,813	82
*	Bombardier Inc. Class A	299	20
			1,347,585
Chile (0.0%)
	Banco De Chile	26,195,667	3,121
	Empresas COPEC SA	277,882	1,935
	Banco de Credito e Inversiones SA	56,089	1,640
*	Falabella SA	470,653	1,559
	Cencosud SA	789,631	1,460
	Banco Santander Chile	28,450,727	1,417
	Latam Airlines Group SA	100,410,223	1,243
	Empresas CMPC SA	679,611	1,180
	Enel Americas SA	11,387,896	1,066
	Enel Chile SA	12,468,240	712
	Cia Sud Americana de Vapores SA	10,338,767	711
	Quinenco SA	168,061	586
	Parque Arauco SA	360,481	574
	Banco Santander Chile ADR	27,100	544
[1]	Sociedad Quimica y Minera de Chile SA ADR	14,220	541
	Colbun SA	4,091,997	532
	Aguas Andinas SA Class A	1,718,996	511
	Inversiones Aguas Metropolitanas SA	631,695	462
	Banco Itau Chile SA	40,256	449
	Cencosud Shopping SA	263,796	412
	SMU SA	2,436,207	404
	Cia Cervecerias Unidas SA	70,134	387
	Plaza SA	232,381	360
*	Engie Energia Chile SA	332,671	302
	Empresa Nacional de Telecomunicaciones SA	81,743	230
*	CAP SA	38,966	220
	Latam Airlines Group SA ADR	7,756	192
	Enel Chile SA ADR	65,984	186
*	Ripley Corp. SA	580,437	167
	Vina Concha y Toro SA	117,757	148
	Inversiones La Construccion SA	17,724	139
	SONDA SA	316,876	134
	Sociedad de Inversiones Oro Blanco SA	25,993,409	131
			23,655
China (2.5%)
	Tencent Holdings Ltd.	3,757,202	173,382
	Alibaba Group Holding Ltd.	10,158,120	99,958
*	PDD Holdings Inc. ADR	422,918	54,510
*,2	Meituan Class B	3,194,827	44,238
	China Construction Bank Corp. Class H	55,416,026	38,696
	Industrial & Commercial Bank of China Ltd. Class H	46,439,245	25,727
	Bank of China Ltd. Class H	49,259,410	21,935
	NetEase Inc.	1,080,055	19,920
*,2	Xiaomi Corp. Class B	8,821,800	18,948
	JD.com Inc. Class A	1,427,312	18,820
	BYD Co. Ltd. Class H	573,460	16,977
	Ping An Insurance Group Co. of China Ltd. Class H	3,625,466	15,744
*	Baidu Inc. Class A	1,348,604	14,953
*	Trip.com Group Ltd.	319,601	13,644
	PetroChina Co. Ltd. Class H	12,178,000	10,575
	Kweichow Moutai Co. Ltd. Class A	53,095	10,438
*,2	Kuaishou Technology	1,708,000	9,566
	China Merchants Bank Co. Ltd. Class H	2,238,398	9,278
	China Petroleum & Chemical Corp. Class H	14,291,337	9,159
	Agricultural Bank of China Ltd. Class H	17,874,500	7,999
	China Shenhua Energy Co. Ltd. Class H	1,894,000	7,875
	Yum China Holdings Inc.	236,216	7,131
	ANTA Sports Products Ltd.	774,200	6,930
	Zijin Mining Group Co. Ltd. Class H	3,279,301	6,652
*	Li Auto Inc. Class A	640,797	6,268
	China Life Insurance Co. Ltd. Class H	4,451,271	6,176
*	New Oriental Education & Technology Group Inc.	923,860	5,980

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Haier Smart Home Co. Ltd. Class H	1,638,600	5,357
	KE Holdings Inc. ADR	382,771	5,301
	Tencent Music Entertainment Group ADR	370,026	5,247
	PICC Property & Casualty Co. Ltd. Class H	3,982,330	5,222
	China Resources Land Ltd.	1,735,409	5,187
*	BeiGene Ltd.	387,000	4,924
	Contemporary Amperex Technology Co. Ltd. Class A	183,832	4,736
*,2	Innovent Biologics Inc.	880,441	4,358
	China Yangtze Power Co. Ltd. Class A	1,020,694	4,218
	China Pacific Insurance Group Co. Ltd. Class H	1,563,400	4,156
	Shenzhou International Group Holdings Ltd.	476,366	4,033
[2]	Nongfu Spring Co. Ltd. Class H	1,036,400	4,026
	CSPC Pharmaceutical Group Ltd.	5,392,000	4,011
	China Merchants Bank Co. Ltd. Class A	867,849	3,928
	CITIC Ltd.	4,104,000	3,784
	China Overseas Land & Investment Ltd.	2,306,480	3,729
	H World Group Ltd.	1,226,270	3,688
*,1	NIO Inc. Class A	815,397	3,634
	Geely Automobile Holdings Ltd.	3,550,200	3,607
	BYD Co. Ltd. Class A	103,833	3,550
	Ping An Insurance Group Co. of China Ltd. Class A	600,158	3,536
[2]	China Tower Corp. Ltd. Class H	27,584,576	3,385
	China Mengniu Dairy Co. Ltd.	1,952,236	3,267
[2]	Postal Savings Bank of China Co. Ltd. Class H	6,107,000	3,266
*,2	Wuxi Biologics Cayman Inc.	2,211,240	3,234
	ENN Energy Holdings Ltd.	458,918	3,211
*	J&T Global Express Ltd.	4,032,600	3,173
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,202,049	3,145
*	XPeng Inc. Class A	771,128	3,117
	China Resources Beer Holdings Co. Ltd.	980,681	3,051
	China CITIC Bank Corp. Ltd. Class H	5,075,525	3,037
	China Resources Power Holdings Co. Ltd.	1,101,400	3,030
	Full Truck Alliance Co. Ltd. ADR	398,579	3,029
	Yangzijiang Shipbuilding Holdings Ltd.	1,475,136	2,974
	Industrial & Commercial Bank of China Ltd. Class A	3,596,385	2,911
	Bank of Communications Co. Ltd. Class H	3,983,058	2,894
	Vipshop Holdings Ltd. ADR	209,581	2,859
	Wuliangye Yibin Co. Ltd. Class A	161,300	2,834
[2]	CGN Power Co. Ltd. Class H	6,540,832	2,671
	Kanzhun Ltd. ADR	195,055	2,649
*	Bilibili Inc. Class Z	169,399	2,578
	Li Ning Co. Ltd.	1,316,250	2,452
	Sunny Optical Technology Group Co. Ltd.	422,700	2,371
	Agricultural Bank of China Ltd. Class A	3,688,335	2,341
*	TAL Education Group ADR	233,372	2,338
	Yankuang Energy Group Co. Ltd. Class H	1,783,600	2,328
	Tsingtao Brewery Co. Ltd. Class H	363,667	2,323
	Sino Biopharmaceutical Ltd.	6,193,250	2,221
	Zijin Mining Group Co. Ltd. Class A	961,912	2,219
*,2	Akeso Inc.	407,000	2,204
	Kunlun Energy Co. Ltd.	2,186,000	2,119
[2]	Pop Mart International Group Ltd.	392,800	2,084
	China Shenhua Energy Co. Ltd. Class A	360,700	1,984
	Industrial Bank Co. Ltd. Class A	846,100	1,961
*,1,2	SenseTime Group Inc. Class B	12,540,000	1,942
	Great Wall Motor Co. Ltd. Class H	1,393,558	1,903
	China Longyuan Power Group Corp. Ltd. Class H	2,030,000	1,820
[2]	Longfor Group Holdings Ltd.	1,393,100	1,810
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	344,800	1,802
	Bank of Communications Co. Ltd. Class A	1,768,000	1,800
	CMOC Group Ltd. Class H	2,244,000	1,790
	Weichai Power Co. Ltd. Class H	1,111,400	1,779
	BYD Electronic International Co. Ltd.	457,000	1,779
*,2	JD Health International Inc.	640,411	1,777
	Anhui Conch Cement Co. Ltd. Class H	728,500	1,776
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	49,888	1,776
	China Petroleum & Chemical Corp. Class A	1,962,280	1,761
*	Foxconn Industrial Internet Co. Ltd. Class A	523,100	1,757
	Sinopharm Group Co. Ltd. Class H	746,600	1,751
*	GCL-Poly Energy Holdings Ltd.	12,374,000	1,741

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	CITIC Securities Co. Ltd. Class H	1,142,134	1,718
	China Resources Gas Group Ltd.	505,000	1,714
	China Hongqiao Group Ltd.	1,373,500	1,711
	China Gas Holdings Ltd.	1,859,474	1,691
	Hengan International Group Co. Ltd.	504,730	1,577
	China State Construction International Holdings Ltd.	1,107,750	1,549
	Zhaojin Mining Industry Co. Ltd. Class H	852,000	1,527
	Luxshare Precision Industry Co. Ltd. Class A	285,769	1,518
	People's Insurance Co. Group of China Ltd. Class H	4,492,000	1,511
	Bank of China Ltd. Class A	2,298,200	1,482
	CRRC Corp. Ltd. Class H	2,388,000	1,480
[2]	Haidilao International Holding Ltd.	911,000	1,478
	Huaneng Power International Inc. Class H	2,484,000	1,476
	Jiangsu Hengrui Medicine Co. Ltd. Class A	251,616	1,469
*	Kingdee International Software Group Co. Ltd.	1,807,000	1,448
	Wanhua Chemical Group Co. Ltd. Class A	132,600	1,423
	Want Want China Holdings Ltd.	2,366,467	1,421
	PetroChina Co. Ltd. Class A	1,140,400	1,413
	China Minsheng Banking Corp. Ltd. Class H	3,946,512	1,399
*	Muyuan Foods Co. Ltd. Class A	229,148	1,387
*,1	Alibaba Health Information Technology Ltd.	3,270,000	1,383
	Kingsoft Corp. Ltd.	482,200	1,366
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,172,286	1,363
[2]	Huatai Securities Co. Ltd. Class H	1,221,764	1,352
	Aluminum Corp. of China Ltd. Class H	2,395,331	1,341
	Jiangxi Copper Co. Ltd. Class H	750,000	1,318
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	51,524	1,314
*,2	Zhejiang Leapmotor Technologies Ltd.	411,500	1,314
	China Coal Energy Co. Ltd. Class H	1,279,000	1,296
	Qifu Technology Inc. ADR	63,590	1,292
	China Power International Development Ltd.	2,715,851	1,278
	China State Construction Engineering Corp. Ltd. Class A	1,648,764	1,274
*,1	Genscript Biotech Corp.	798,000	1,271
	Guangzhou Automobile Group Co. Ltd. Class H	3,441,399	1,269
	CITIC Securities Co. Ltd. Class A	459,354	1,258
[2]	Hansoh Pharmaceutical Group Co. Ltd.	568,000	1,242
	Tingyi Cayman Islands Holding Corp.	1,006,000	1,227
	Shaanxi Coal Industry Co. Ltd. Class A	377,300	1,220
[2]	China Feihe Ltd.	2,691,000	1,219
[2]	Giant Biogene Holding Co Ltd.	234,000	1,213
	China Railway Group Ltd. Class H	2,462,000	1,201
	Tongcheng-Elong Holdings Ltd.	688,400	1,199
[1,2]	Smoore International Holdings Ltd.	1,018,000	1,189
	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	1,156
	Ping An Bank Co. Ltd. Class A	803,300	1,143
	China Pacific Insurance Group Co. Ltd. Class A	278,588	1,140
	Xinyi Solar Holdings Ltd.	2,390,200	1,134
*	China CSSC Holdings Ltd. Class A	198,900	1,129
	China Galaxy Securities Co. Ltd. Class H	2,183,500	1,118
	China Merchants Port Holdings Co. Ltd.	760,000	1,118
	Hygon Information Technology Co. Ltd. Class A	100,212	1,104
	Haitong Securities Co. Ltd. Class H	2,347,139	1,085
	NAURA Technology Group Co. Ltd. Class A	22,800	1,082
	CRRC Corp. Ltd. Class A	1,022,100	1,080
	SF Holding Co. Ltd. Class A	222,098	1,078
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	290,109	1,071
	China National Nuclear Power Co. Ltd. Class A	695,100	1,061
	Dongyue Group Ltd.	1,209,000	1,053
	Luzhou Laojiao Co. Ltd. Class A	57,900	1,047
	NARI Technology Co. Ltd. Class A	315,271	1,047
	Bosideng International Holdings Ltd.	2,080,000	1,040
	Sinotruk Hong Kong Ltd.	394,000	1,037
*,1	Zai Lab Ltd.	544,930	1,032
	China Everbright Environment Group Ltd.	2,225,777	1,005
	China CITIC Bank Corp. Ltd. Class A	1,126,100	977
	Gree Electric Appliances Inc. of Zhuhai Class A	172,300	954
	ZTE Corp. Class H	424,814	952
	Haitian International Holdings Ltd.	326,000	946
[2]	WuXi AppTec Co. Ltd. Class H	228,856	936
	East Money Information Co. Ltd. Class A	599,444	924

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Anhui Gujing Distillery Co. Ltd. Class B	69,100	921
*,2	JD Logistics Inc.	893,027	918
[2]	China Resources Mixc Lifestyle Services Ltd.	326,200	914
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	187,044	910
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	261,700	909
[2]	China International Capital Corp. Ltd. Class H	805,200	897
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,132,797	897
[2]	Hua Hong Semiconductor Ltd.	335,084	889
[2]	Yadea Group Holdings Ltd.	650,000	876
	China Taiping Insurance Holdings Co. Ltd.	808,659	861
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	714,000	857
	C&D International Investment Group Ltd.	507,000	850
	Beijing Enterprises Holdings Ltd.	256,000	849
	Guangdong Investment Ltd.	1,614,000	846
	Brilliance China Automotive Holdings Ltd.	1,712,000	838
	RLX Technology Inc. ADR	467,145	836
	BOE Technology Group Co. Ltd. Class A	1,524,900	833
	China National Building Material Co. Ltd. Class H	2,504,750	830
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	28,098	827
	New China Life Insurance Co. Ltd. Class H	422,234	824
	Wens Foodstuffs Group Co. Ltd. Class A	297,360	821
	Kingboard Holdings Ltd.	399,840	816
*	iQIYI Inc. ADR	244,567	814
	Chinasoft International Ltd.	1,650,000	804
	China Everbright Bank Co. Ltd. Class H	2,639,000	797
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	55,885	797
	MINISO Group Holding Ltd.	190,136	795
	China Oilfield Services Ltd. Class H	900,000	793
[2]	3SBio Inc.	1,011,000	793
	Autohome Inc. ADR	31,542	787
*	HengTen Networks Group Ltd.	2,941,200	786
[2]	Shandong Gold Mining Co. Ltd. Class H	376,050	779
*	SAIC Motor Corp. Ltd. Class A	382,099	776
*,2	China Literature Ltd.	236,600	767
	Sungrow Power Supply Co. Ltd. Class A	80,220	766
	Bank of Ningbo Co. Ltd. Class A	254,868	759
	Baoshan Iron & Steel Co. Ltd. Class A	804,600	757
	Zhongji Innolight Co. Ltd. Class A	41,500	756
	Bank of Jiangsu Co. Ltd. Class A	710,300	756
	China Everbright Bank Co. Ltd. Class A	1,726,000	755
	China Railway Group Ltd. Class A	870,300	749
	China Three Gorges Renewables Group Co. Ltd. Class A	1,103,600	742
	China Tourism Group Duty Free Corp. Ltd. Class A	77,168	733
[2]	Guotai Junan Securities Co. Ltd. Class H	692,800	722
	SDIC Power Holdings Co. Ltd. Class A	307,095	722
*	Seres Group Co. Ltd. Class A	65,100	719
	Sany Heavy Industry Co. Ltd. Class A	321,146	718
*	China Vanke Co. Ltd. Class H	1,302,889	714
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	426,139	708
	China Merchants Securities Co. Ltd. Class A	343,700	708
	Country Garden Services Holdings Co. Ltd.	1,159,059	697
	Postal Savings Bank of China Co. Ltd. Class A	1,028,400	687
*	Qinghai Salt Lake Industry Co. Ltd. Class A	319,398	687
	Shandong Gold Mining Co. Ltd. Class A	167,777	686
	China Conch Venture Holdings Ltd.	780,998	683
	AviChina Industry & Technology Co. Ltd. Class H	1,396,000	683
	Far East Horizon Ltd.	1,000,000	683
	Beijing Enterprises Water Group Ltd.	2,207,015	681
	Shenzhen Inovance Technology Co. Ltd. Class A	105,400	680
	China United Network Communications Ltd. Class A	1,044,400	680
*	Cambricon Technologies Corp. Ltd. Class A	18,598	680
*,1	Gds Holdings Ltd. Class A	486,711	678
	Hisense Home Appliances Group Co. Ltd. Class H	209,000	676
	Shanghai Baosight Software Co. Ltd. Class B	412,728	675
[2]	Topsports International Holdings Ltd.	1,505,000	670
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	392,356	670
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,306,000	663
	Chongqing Changan Automobile Co. Ltd. Class A	326,286	659
	China Minsheng Banking Corp. Ltd. Class A	1,340,000	659
	TravelSky Technology Ltd. Class H	579,000	653

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	435,200	653
	Daqin Railway Co. Ltd. Class A	677,500	653
	Anhui Conch Cement Co. Ltd. Class A	195,200	653
	ZTE Corp. Class A	170,998	651
	Lens Technology Co. Ltd. Class A	260,400	645
	China Communications Services Corp. Ltd. Class H	1,252,000	643
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	639
	Bank of Beijing Co. Ltd. Class A	866,200	639
	Jiangsu Yanghe Distillery Co. Ltd. Class A	55,395	627
	Fuyao Glass Industry Group Co. Ltd. Class A	99,100	618
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	489,500	615
	Shenzhen International Holdings Ltd.	763,000	611
	Sichuan Chuantou Energy Co. Ltd. Class A	233,300	604
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,162,000	602
[1]	GF Securities Co. Ltd. Class H	700,000	602
	LONGi Green Energy Technology Co. Ltd. Class A	298,777	600
	Fu Shou Yuan International Group Ltd.	952,000	597
[2]	China Resources Pharmaceutical Group Ltd.	872,500	597
	Fosun International Ltd.	1,142,464	595
	JOYY Inc. ADR	17,845	594
	Huaxia Bank Co. Ltd. Class A	676,100	587
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	83,000	586
	Kingboard Laminates Holdings Ltd.	645,858	581
[1,2]	Meitu Inc.	1,792,500	581
	Zhongsheng Group Holdings Ltd.	372,000	580
	Zhejiang Expressway Co. Ltd. Class H	880,440	578
	Beijing Kingsoft Office Software Inc. Class A	19,754	576
	China Medical System Holdings Ltd.	691,000	573
	China Nonferrous Mining Corp. Ltd.	805,000	573
	Weichai Power Co. Ltd. Class A	297,000	568
	Sinotrans Ltd. Class H	1,224,000	568
	Uni-President China Holdings Ltd.	686,800	565
	Advanced Micro-Fabrication Equipment Inc. Class A	25,733	561
	Aier Eye Hospital Group Co. Ltd. Class A	365,528	560
	China Oilfield Services Ltd. Class A	267,625	559
	Shenwan Hongyuan Group Co. Ltd. Class A	878,500	557
*	Minth Group Ltd.	396,000	556
	Bank of Nanjing Co. Ltd. Class A	398,300	556
	Poly Developments and Holdings Group Co. Ltd. Class A	453,699	554
	Aluminum Corp. of China Ltd. Class A	578,300	552
	Yankuang Energy Group Co. Ltd. Class A	265,785	552
	Zhongjin Gold Corp. Ltd. Class A	246,000	550
	Yuexiu Property Co. Ltd.	855,972	547
	Grand Pharmaceutical Group Ltd.	957,080	546
*	Air China Ltd. Class H	1,202,000	544
*	China Traditional Chinese Medicine Holdings Co. Ltd.	1,284,000	543
	Huadian Power International Corp. Ltd. Class H	1,050,000	541
	China Construction Bank Corp. Class A	525,300	541
	Cosco Shipping Ports Ltd.	908,000	540
	Atour Lifestyle Holdings Ltd. ADR	32,261	540
*,1	COFCO Joycome Foods Ltd.	2,656,000	538
[2]	Jinxin Fertility Group Ltd.	1,655,000	534
	Power Construction Corp. of China Ltd. Class A	693,900	528
	Bank of Hangzhou Co. Ltd. Class A	280,300	522
*,1,2	Keymed Biosciences Inc.	129,000	520
	Fufeng Group Ltd.	875,000	517
*	Haitong Securities Co. Ltd. Class A	404,900	509
*,2	Cloud Music Inc.	41,850	509
	Bank of Shanghai Co. Ltd. Class A	503,837	508
	Greentown China Holdings Ltd.	669,879	507
	Iflytek Co. Ltd. Class A	91,800	506
	GD Power Development Co. Ltd. Class A	654,899	504
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	187,132	504
*	Daqo New Energy Corp. ADR	28,637	502
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	294,100	501
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	500
	Hello Group Inc. ADR	73,822	498
*,2	Ping An Healthcare and Technology Co. Ltd.	337,627	492
*	Sunac China Holdings Ltd.	3,628,000	491
	AECC Aviation Power Co. Ltd. Class A	89,200	491

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	490
	Eve Energy Co. Ltd. Class A	91,605	487
*	China Southern Airlines Co. Ltd. Class H	1,312,000	482
	CSC Financial Co. Ltd. Class A	174,800	481
	CMOC Group Ltd. Class A	463,200	481
	GoerTek Inc. Class A	160,800	480
	China Galaxy Securities Co. Ltd. Class A	317,800	479
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,386,900	478
	FinVolution Group ADR	85,405	477
[1]	Gushengtang Holdings Ltd.	106,300	477
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	226,280	475
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	441,600	474
	Shenzhen Transsion Holdings Co. Ltd. Class A	42,253	473
*	Canadian Solar Inc.	28,375	470
	Jiangsu Expressway Co. Ltd. Class A	261,600	466
	JinkoSolar Holding Co. Ltd. ADR	22,367	464
	Tongwei Co. Ltd. Class A	183,900	462
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	816,380	461
	Zhejiang NHU Co. Ltd. Class A	159,476	461
	Founder Securities Co. Ltd. Class A	428,698	461
*	China Southern Airlines Co. Ltd. Class A	559,800	459
	Guotai Junan Securities Co. Ltd. Class A	229,800	457
	Montage Technology Co. Ltd. Class A	55,380	457
*,1,3	Country Garden Holdings Co. Ltd.	7,333,230	455
[2]	CSC Financial Co. Ltd. Class H	633,000	448
	Haier Smart Home Co. Ltd. Class A	118,600	448
*	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,464,000	448
*	Dongfeng Motor Group Co. Ltd. Class H	1,502,000	440
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	440
	Sichuan Meifeng Chemical IND Class A	488,500	440
	Shanghai International Airport Co. Ltd. Class A	91,440	437
	Shanghai International Port Group Co. Ltd. Class A	523,300	437
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	358,100	436
	New China Life Insurance Co. Ltd. Class A	98,500	436
	Sanan Optoelectronics Co. Ltd. Class A	263,500	435
[1]	China Overseas Property Holdings Ltd.	722,493	434
	Yihai International Holding Ltd.	285,000	427
	Focus Media Information Technology Co. Ltd. Class A	530,900	426
*	ANE Cayman Inc.	450,500	425
	COSCO SHIPPING Holdings Co. Ltd. Class A	232,000	423
[2]	China Merchants Securities Co. Ltd. Class H	520,132	414
	Anhui Gujing Distillery Co. Ltd. Class A	15,800	411
	Jiangsu Expressway Co. Ltd. Class H	430,000	409
	China Vanke Co. Ltd. Class A	416,700	409
	Dongfang Electric Corp. Ltd. Class H	304,200	408
*	People's Insurance Co. Group of China Ltd. Class A	514,600	408
	Central China Securities Co. Ltd. Class H	2,943,230	406
	China Water Affairs Group Ltd.	622,000	404
	Greentown Service Group Co. Ltd.	912,825	399
	WuXi AppTec Co. Ltd. Class A	67,184	395
	XCMG Construction Machinery Co. Ltd. Class A	431,000	391
	Anhui Expressway Co. Ltd. Class H	322,000	389
	Eoptolink Technology Inc. Ltd. Class A	27,766	389
	GF Securities Co. Ltd. Class A	223,100	388
*	Harbin Pharmaceutical Group Co. Ltd. Class A	896,100	388
*	Alibaba Pictures Group Ltd.	7,640,000	386
[1,2]	Orient Securities Co. Ltd. Class H	920,800	384
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	383
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	97,750	383
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	1,230,800	383
*	Gaotu Techedu Inc. ADR	78,650	378
	China Cinda Asset Management Co. Ltd. Class H	4,614,000	378
*,1	XD Inc.	128,600	378
	Ningbo Tuopu Group Co. Ltd. Class A	73,950	376
	TCL Technology Group Corp. Class A	691,020	375
	Yunnan Baiyao Group Co. Ltd. Class A	53,700	375
*,2	China Huarong Asset Management Co. Ltd. Class H	7,787,000	374
	BOE Technology Group Co. Ltd. Class B	1,145,300	374
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	174,900	372
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	1,773,500	372

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Guangdong Haid Group Co. Ltd. Class A	61,077	371
	Onewo Inc. Class H	150,600	371
*	Lifan Technology Group Co. Ltd. Class A	590,800	371
	Henan Shuanghui Investment & Development Co. Ltd. Class A	115,878	370
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	369
*	China Eastern Airlines Corp. Ltd. Class A	669,200	369
	SSY Group Ltd.	738,336	368
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	400,800	368
	Yangzijiang Financial Holding Ltd.	1,432,536	365
*,2,3	New Horizon Health Ltd.	201,000	364
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	149,700	363
	Great Wall Motor Co. Ltd. Class A	110,931	362
*,2	Luye Pharma Group Ltd.	1,002,500	358
	Xtep International Holdings Ltd.	595,000	358
	Tian Lun Gas Holdings Ltd.	804,500	357
	Chaozhou Three-Circle Group Co. Ltd. Class A	78,500	356
	Guangdong Goworld Co. Ltd. Class A	317,600	356
	Tianli International Holdings Ltd.	657,000	356
	National Silicon Industry Group Co. Ltd. Class A	166,391	354
	China Suntien Green Energy Corp. Ltd. Class H	824,000	353
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	310,600	351
[2]	BAIC Motor Corp. Ltd. Class H	1,296,900	350
	Jinko Solar Co. Ltd. Class A	345,119	350
	Huaneng Lancang River Hydropower Inc. Class A	219,800	348
*	Hainan Airlines Holding Co. Ltd. Class A	2,289,605	348
	Huaneng Power International Inc. Class A	315,900	347
*,1,2	Ascentage Pharma Group International	98,300	345
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	105,700	345
*	China Coal Energy Co. Ltd. Class A	208,800	345
[1]	Flat Glass Group Co. Ltd. Class H	238,000	345
	Beijing New Building Materials plc Class A	95,500	343
	Huaren Pharmaceutical Co. Ltd. Class A	793,700	343
	Yutong Bus Co. Ltd. Class A	110,000	341
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,845,600	340
	China National Chemical Engineering Co. Ltd. Class A	326,900	339
	China International Marine Containers Group Co. Ltd. Class H	431,400	335
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	278,000	335
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	335
	China Datang Corp. Renewable Power Co. Ltd. Class H	1,257,000	335
	Ningbo Deye Technology Co. Class A	24,887	334
	Shandong Nanshan Aluminum Co. Ltd. Class A	664,400	333
*,1	Microport Scientific Corp.	484,652	332
	Sany Heavy Equipment International Holdings Co. Ltd.	554,000	332
	Datang International Power Generation Co. Ltd. Class H	1,648,000	331
	Satellite Chemical Co. Ltd. Class A	136,887	331
	WUS Printed Circuit Kunshan Co. Ltd. Class A	70,880	330
*	Shanghai Electric Group Co. Ltd. Class H	1,690,000	329
*,2	Maoyan Entertainment	318,800	327
*	Beijing Capital International Airport Co. Ltd. Class H	980,000	326
	Henan Pinggao Electric Co. Ltd. Class A	117,700	326
	Huatai Securities Co. Ltd. Class A	176,900	325
	Metallurgical Corp. of China Ltd. Class A	742,600	325
	TBEA Co. Ltd. Class A	169,650	318
*,1,2	East Buy Holding Ltd.	228,000	317
*	Air China Ltd. Class A	314,400	317
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	237,432	315
*	Golden Solar New Energy Technology Holdings Ltd.	724,000	314
	Lao Feng Xiang Co. Ltd. Class B	86,994	313
	Everbright Securities Co. Ltd. Class A	148,900	313
	Oriental Pearl Group Co. Ltd. Class A	354,800	312
*	Taiyuan Heavy Industry Co. Ltd. Class A	1,160,500	312
	Shenzhen Expressway Corp. Ltd. Class H	318,000	311
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	204,000	311
	Metallurgical Corp. of China Ltd. Class H	1,618,000	311
	Caitong Securities Co. Ltd. Class A	325,168	310
	Huaxin Cement Co. Ltd. Class H	302,600	310
	Weibo Corp. ADR	40,070	309
	Shandong Humon Smelting Co. Ltd. Class A	198,200	309
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	155,300	309
	Huadong Medicine Co. Ltd. Class A	76,030	307

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Guangshen Railway Co. Ltd. Class A	614,800	307
[1,2]	ZJLD Group Inc.	335,000	307
	Leyard Optoelectronic Co. Ltd. Class A	506,800	306
	Shougang Fushan Resources Group Ltd.	867,524	305
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	304
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	304
	JCET Group Co. Ltd. Class A	65,500	304
	Suzhou TFC Optical Communication Co. Ltd. Class A	21,560	302
*	Loongson Technology Corp. Ltd. Class A	21,449	301
	Shoucheng Holdings Ltd.	1,871,600	300
	Poly Property Services Co. Ltd. Class H	87,100	299
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	52,113	298
	Tsingtao Brewery Co. Ltd. Class A	31,400	298
	China Merchants Energy Shipping Co. Ltd. Class A	275,200	297
	Neusoft Corp. Class A	261,300	297
	Shenma Industry Co. Ltd. Class A	350,400	297
*	Hainan Airport Infrastructure Co. Ltd. Class A	622,972	295
	China Reinsurance Group Corp. Class H	4,331,000	294
	Shaanxi Energy Investment Co. Ltd. Class A	205,300	294
	Ganfeng Lithium Co. Ltd. Class A	75,080	293
*	Nanfang Zhongjin Environment Co. Ltd. Class A	827,700	291
	Shenergy Co. Ltd. Class A	251,500	291
	Zhejiang Juhua Co. Ltd. Class A	106,100	291
	Jiangxi Copper Co. Ltd. Class A	97,300	290
*,1	EHang Holdings Ltd. ADR	22,759	290
	Shanghai Industrial Holdings Ltd.	194,000	289
*	New Hope Liuhe Co. Ltd. Class A	220,700	289
	Inspur Electronic Information Industry Co. Ltd. Class A	55,512	289
	Hithink RoyalFlush Information Network Co. Ltd. Class A	19,453	288
	Beijing Tongrentang Co. Ltd. Class A	55,761	288
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	405,400	288
	Befar Group Co. Ltd. Class A	584,200	287
	Sinopec Kantons Holdings Ltd.	526,000	286
	Sinolink Securities Co. Ltd. Class A	262,300	286
	CSG Holding Co. Ltd. Class B	936,406	284
	Yealink Network Technology Corp. Ltd. Class A	60,942	284
	Gongniu Group Co. Ltd. Class A	29,145	283
	China Education Group Holdings Ltd.	545,000	282
	CIMC Enric Holdings Ltd.	302,000	281
	Guoyuan Securities Co. Ltd. Class A	304,220	280
	Jiangsu King's Luck Brewery JSC Ltd. Class A	45,727	280
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	100,500	280
*	Nine Dragons Paper Holdings Ltd.	716,000	279
	Ningxia Baofeng Energy Group Co. Ltd. Class A	134,100	279
	Beijing Roborock Technology Co. Ltd. Class A	6,379	278
	Lufax Holding Ltd. ADR	97,994	278
	Youngor Group Co. Ltd. Class A	279,400	277
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	72,700	276
*	ENN Natural Gas Co. Ltd. Class A	101,270	275
	360 Security Technology Inc. Class A	264,998	275
	Guobo Electronics Co. Ltd. Class A	45,309	274
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	375,100	272
*	Baiyin Nonferrous Group Co. Ltd. Class A	722,200	272
	Yintai Gold Co. Ltd. Class A	109,560	271
*	Hisense Home Appliances Group Co. Ltd. Class A	65,700	271
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	310,505	270
	Zhejiang Dahua Technology Co. Ltd. Class A	130,000	270
	China Resources Building Materials Technology Holdings Ltd.	1,170,000	269
	Digital China Holdings Ltd.	659,499	269
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	269
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	78,071	268
	Jiangsu Zhongtian Technology Co. Ltd. Class A	129,000	267
	China Jinmao Holdings Group Ltd.	3,358,000	266
	Livzon Pharmaceutical Group Inc. Class A	52,281	266
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	224,400	266
*	Nanjing Securities Co. Ltd. Class A	241,400	264
*	GigaDevice Semiconductor Inc. Class A	22,151	264
	China Energy Engineering Corp. Ltd. Class H	2,456,000	264
*,1	Adicon Holdings Ltd.	218,500	264
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,110,000	263

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	263
	COSCO SHIPPING Development Co. Ltd. Class H	2,181,000	262
	Sieyuan Electric Co. Ltd. Class A	28,400	261
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	261
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	41,072	260
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,282,300	259
	Lingyi iTech Guangdong Co. Class A	259,100	259
	Sailun Group Co. Ltd. Class A	141,100	258
*	Founder Technology Group Corp. Class A	606,400	257
	China BlueChemical Ltd. Class H	1,028,000	256
	China CYTS Tours Holding Co. Ltd. Class A	184,300	255
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	254
	Canvest Environmental Protection Group Co. Ltd.	449,000	253
	Hubei Energy Group Co. Ltd. Class A	354,400	253
	Skyworth Group Ltd.	695,340	252
*,1,2	Weimob Inc.	1,613,000	252
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	252
*	Spring Airlines Co. Ltd. Class A	33,300	250
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	64,700	249
	Huayu Automotive Systems Co. Ltd. Class A	115,600	249
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	249
*,2	Bairong Inc.	215,000	249
*	Seazen Group Ltd.	1,385,754	248
	Changchun High & New Technology Industry Group Inc. Class A	18,846	247
	Huizhou Desay Sv Automotive Co. Ltd. Class A	18,700	247
[2]	Sunac Services Holdings Ltd.	1,099,055	246
	Hainan Mining Co. Ltd. Class A	303,700	246
	Hengli Petrochemical Co. Ltd. Class A	126,900	245
*,2	InnoCare Pharma Ltd.	411,000	244
[1]	Tianneng Power International Ltd.	360,000	243
	Tong Ren Tang Technologies Co. Ltd. Class H	380,000	243
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	95,010	243
	APT Medical Inc. Class A	5,356	243
*	Sohu.com Ltd. ADR	16,045	242
	Aisino Corp. Class A	214,300	242
	Industrial Securities Co. Ltd. Class A	318,650	241
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	240
[2]	Everbright Securities Co. Ltd. Class H	368,800	240
	NetDragon Websoft Holdings Ltd.	170,000	239
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	238
	Tianqi Lithium Corp. Class A (XSEC)	58,648	238
	Qilu Bank Co. Ltd. Class A	366,100	238
	Gemdale Properties & Investment Corp. Ltd.	8,742,000	237
	Shengyi Technology Co. Ltd. Class A	87,300	236
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	236
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	236
	Xi'An Shaangu Power Co. Ltd. Class A	215,000	236
*	Hiconics Eco-energy Technology Co. Ltd. Class A	374,100	235
	Concord New Energy Group Ltd.	3,100,000	234
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	205,600	232
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	596,100	231
	China Animal Husbandry Industry Co. Ltd. Class A	249,300	231
	COFCO Sugar Holding Co. Ltd. Class A	189,700	230
	Guodian Nanjing Automation Co. Ltd. Class A	309,360	230
	Shui On Land Ltd.	2,712,000	229
	Consun Pharmaceutical Group Ltd.	320,000	229
	Walvax Biotechnology Co. Ltd. Class A	142,600	229
	Ming Yuan Cloud Group Holdings Ltd.	988,000	229
	Isoftstone Information Technology Group Co. Ltd. Class A	47,900	229
	Yuexiu Transport Infrastructure Ltd.	476,000	228
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	228
	Yabao Pharmaceutical Group Co. Ltd. Class A	289,000	228
	CGN Power Co. Ltd. Class A	349,900	227
*	Fenbi Ltd.	650,500	227
	Xi'an Bright Laser Technologies Co. Ltd. Class A	31,033	226
	Towngas Smart Energy Co. Ltd.	628,000	225
*,1	China Eastern Airlines Corp. Ltd. Class H	858,000	224
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	64,550	223
	Zhejiang Huayou Cobalt Co. Ltd. Class A	68,428	223
*	Hopson Development Holdings Ltd.	582,416	223

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[1]	China Risun Group Ltd.	584,000	223
	Zangge Mining Co. Ltd. Class A	70,099	223
	GalaxyCore Inc. Class A	133,842	223
	CITIC Heavy Industries Co. Ltd. Class A	424,000	223
	COSCO SHIPPING Development Co. Ltd. Class A	652,900	222
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	30,051	221
	Wolong Electric Group Co. Ltd. Class A	130,000	219
	China XD Electric Co. Ltd. Class A	220,487	219
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	218
	Shanghai Baosight Software Co. Ltd. Class A	48,926	218
	Chongqing Rural Commercial Bank Co. Ltd. Class A	303,200	217
	Piotech Inc. Class A	12,241	217
	Shenzhen Topband Co. Ltd. Class A	151,700	216
	Shanghai Huace Navigation Technology Ltd. Class A	50,820	216
	Imeik Technology Development Co. Ltd. Class A	8,820	215
*	Shenzhen Longsys Electronics Co. Ltd. Class A	18,400	215
	Servyou Software Group Co. Ltd. Class A	58,000	214
	Juneyao Airlines Co. Ltd. Class A	135,100	213
	Supcon Technology Co. Ltd. Class A	40,692	213
	Shandong Lukang Pharma Class A	212,800	213
	Changzheng Engineering Technology Co. Ltd. Class A	126,800	213
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	62,400	212
	Mango Excellent Media Co. Ltd. Class A	74,026	211
	Shanghai Environment Group Co. Ltd. Class A	201,840	211
	ZheJiang Dali Technology Co. Ltd. Class A	114,920	211
	Neway Valve Suzhou Co. Ltd. Class A	85,600	211
	Beijing Aerospace Changfeng Co. Ltd. Class A	144,300	211
	Yunnan Aluminium Co. Ltd. Class A	125,400	210
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	210
	LB Group Co. Ltd. Class A	87,600	209
	YTO Express Group Co. Ltd. Class A	105,100	209
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	209
	SG Micro Corp. Class A (XSHE)	19,017	208
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	81,900	207
	China Oriental Group Co. Ltd.	1,352,000	206
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	206
	Guanghui Energy Co. Ltd. Class A	243,700	206
	Huagong Tech Co. Ltd. Class A	51,100	205
*	Tuya Inc. ADR	135,745	204
	Sichuan Anning Iron and Titanium Co. Ltd. Class A	56,300	203
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	624,100	202
	TCL Electronics Holdings Ltd.	304,333	201
	Canny Elevator Co. Ltd. Class A	247,800	201
	Maxscend Microelectronics Co. Ltd. Class A	18,772	201
	China Resources Microelectronics Ltd. Class A	36,484	201
	China Railway Hi-tech Industry Co. Ltd. Class A	194,000	201
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	36,795	201
	Goldwind Science & Technology Co. Ltd.	387,365	200
	Chongqing Brewery Co. Ltd. Class A	23,300	200
*	Sinopec Oilfield Service Corp. Class A	787,700	200
	Unisplendour Corp. Ltd. Class A	61,740	199
	An Hui Wenergy Co. Ltd. Class A	162,200	199
*,1	Zhongyu Energy Holdings Ltd.	338,000	199
*	China High Speed Railway Technology Co. Ltd. Class A	669,700	198
	Shanghai Electric Power Co. Ltd. Class A	152,500	198
*	Lifetech Scientific Corp.	1,059,998	198
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	67,700	198
	Beijing Jingneng Power Co. Ltd. Class A	421,200	198
[2]	Angelalign Technology Inc.	28,753	197
[3]	Huadian Power International Corp. Ltd. Class A	234,000	196
	Beijing Tiantan Biological Products Corp. Ltd. Class A	56,880	196
	Shanghai Bright Meat Group Co. Ltd. Class A	246,300	196
*,2	Legend Holdings Corp. Class H	275,100	196
[2]	Genertec Universal Medical Group Co. Ltd.	349,000	196
*	Shanghai Huayi Group Co. Ltd. Class A	221,800	196
	Sun Art Retail Group Ltd.	1,199,500	195
	Bestsun Energy Co. Ltd. Class A	407,400	195
*	Wingtech Technology Co. Ltd. Class A	47,000	195
	Hundsun Technologies Inc. Class A	76,751	195
	Anhui Expressway Co. Ltd. Class A	92,100	195

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	194
*	Hoshine Silicon Industry Co. Ltd. Class A	29,300	194
	Shenzhen Investment Ltd.	1,603,953	193
	Beijing Shougang Co. Ltd. Class A	498,800	193
	Hwatsing Technology Co. Ltd. Class A	9,670	193
	Hualan Biological Engineering Inc. Class A	84,275	192
	Bank of Chongqing Co. Ltd. Class H	295,500	192
*	Jinan Shengquan Group Share Holding Co. Ltd. Class A	69,200	192
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	436,984	192
	ZhongYeDa Electric Co. Ltd. Class A	188,400	192
*	Lingyuan Iron & Steel Co. Ltd. Class A	1,011,800	192
	Fujian Longking Co. Ltd. Class A	118,200	191
	HLA Group Corp. Ltd. Class A	210,100	191
	CPMC Holdings Ltd.	213,000	190
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	190
	Shanxi Coal International Energy Group Co. Ltd. Class A	106,400	190
	Glarun Technology Co. Ltd. Class A	99,600	189
*,2	China Bohai Bank Co. Ltd. Class H	1,569,000	189
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	383,600	189
	Qingdao Hanhe Cable Co. Ltd. Class A	421,600	188
	Jiangsu Eastern Shenghong Co. Ltd. Class A	170,600	187
	Anjoy Foods Group Co. Ltd. Class A	17,000	187
*	Harbin Hatou Investment Co. Ltd. Class A	256,200	187
[2]	Jiumaojiu International Holdings Ltd.	500,000	186
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	24,671	186
	China Jushi Co. Ltd. Class A	125,730	185
[2]	Simcere Pharmaceutical Group Ltd.	268,000	184
	Trina Solar Co. Ltd. Class A	76,264	184
	China Southern Power Grid Energy Storage Co. Ltd. Class A	139,000	184
*	Yonyou Network Technology Co. Ltd. Class A	137,925	183
	Kunlun Tech Co. Ltd. Class A	43,700	183
	Tianqi Lithium Corp. Class H	66,600	183
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	226,800	183
	TongFu Microelectronics Co. Ltd. Class A	57,700	182
	JNBY Design Ltd.	111,500	182
	Qingdao Sentury Tire Co. Ltd. Class A	59,080	182
*	J-Yuan Trust Co. Ltd. Class A	475,000	181
	China Lesso Group Holdings Ltd.	453,000	180
*	Kuang-Chi Technologies Co. Ltd. Class A	72,100	180
	Zhejiang Longsheng Group Co. Ltd. Class A	144,900	180
*	Shenyang Machine Tool Co. Ltd. Class A	194,400	180
*,2	Yidu Tech Inc.	390,500	179
	Yili Chuanning Biotechnology Co. Ltd. Class A	108,900	179
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	178
	Xiamen C & D Inc. Class A	161,800	178
*	CIMC Vehicles Group Co. Ltd. Class A	146,400	178
	Huaming Power Equipment Co. Ltd. Class A	65,400	178
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	60,933	177
	Poly Property Group Co. Ltd.	952,000	177
*	Bluestar Adisseo Co. Class A	114,500	177
	China Coal Xinji Energy Co. Ltd. Class A	148,200	177
	West China Cement Ltd.	1,334,000	176
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	67,100	176
	JA Solar Technology Co. Ltd. Class A	117,899	176
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	10,200	176
	Hangcha Group Co. Ltd. Class A	76,300	176
	China International Capital Corp. Ltd. Class A	41,900	176
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	84,700	176
	Pharmaron Beijing Co. Ltd. Class A	57,019	175
*,1,2	Microport Cardioflow Medtech Corp.	1,844,000	174
*,1	Kingsoft Cloud Holdings Ltd.	956,010	174
	Suzhou Maxwell Technologies Co. Ltd. Class A	12,006	173
	Liaoning Cheng Da Co. Ltd. Class A	145,200	173
*	Shanghai Junshi Biosciences Co. Ltd. Class A	41,430	173
	Lonking Holdings Ltd.	877,000	172
*	Greenland Holdings Corp. Ltd. Class A	862,700	172
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	172
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	39,500	172
	Flat Glass Group Co. Ltd. Class A	65,700	172
	Jiangzhong Pharmaceutical Co. Ltd. Class A	54,700	172

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Anhui Heli Co. Ltd. Class A	68,800	172
*	Angang Steel Co. Ltd. Class H	1,100,800	171
	Ningbo Huaxiang Electronic Co. Ltd. Class A	94,300	171
	Tongling Nonferrous Metals Group Co. Ltd. Class A	390,200	171
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	171
	Lee & Man Paper Manufacturing Ltd.	549,000	170
	China Modern Dairy Holdings Ltd.	1,979,500	170
[2]	China New Higher Education Group Ltd.	672,000	170
	Orient Securities Co. Ltd. Class A	144,208	170
	Western Mining Co. Ltd. Class A	76,100	170
*	Xinxiang Chemical Fiber Co. Ltd. Class A	344,400	170
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	169
*	Ninestar Corp. Class A	45,100	169
*	Tianfeng Securities Co. Ltd. Class A	483,100	169
	Yunnan Yuntianhua Co. Ltd. Class A	62,299	169
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	168
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	51,800	168
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	167
	Guosen Securities Co. Ltd. Class A	136,055	167
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	310,600	167
	China Hainan Rubber Industry Group Co. Ltd. Class A	275,400	167
	ACM Research Shanghai Inc. Class A	13,316	167
*	OFILM Group Co. Ltd. Class A	144,400	166
	Humanwell Healthcare Group Co. Ltd. Class A	60,000	166
*,1	Xinte Energy Co. Ltd. Class H	175,600	166
	Hunan Valin Steel Co. Ltd. Class A	257,000	165
	China Everbright Ltd.	330,000	165
	Shanghai Huafon Aluminium Corp. Class A	70,200	165
	Hisense Visual Technology Co. Ltd. Class A	67,200	165
*	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	60,600	164
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	103,400	164
*	CSG Smart Science&Technology Co. Ltd. Class A	186,700	163
	Hunan Gold Corp. Ltd. Class A	68,600	163
	Sichuan Jiuzhou Electric Co. Ltd. Class A	109,500	163
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	163
*	Sinochem International Corp. Class A	309,300	163
	Hang Zhou Great Star Industrial Co. Ltd. Class A	48,000	162
	Hengtong Optic-electric Co. Ltd. Class A	75,300	162
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	18,882	162
	Estun Automation Co. Ltd. Class A (XSEC)	87,500	161
	Wangsu Science & Technology Co. Ltd. Class A	154,300	161
	Jiangsu Yoke Technology Co. Ltd. Class A	19,600	161
	AIMA Technology Group Co. Ltd. Class A	41,697	161
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	161
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	112,200	161
	Willfar Information Technology Co. Ltd. Class A	29,405	161
*,1	Zhihu Inc. ADR	48,728	161
	Western Securities Co. Ltd. Class A	176,322	160
	Anhui Anke Biotechnology Group Co. Ltd. Class A	133,500	159
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	159
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	39,700	159
	Guangdong Shirongzhaoye Co. Ltd. Class A	185,200	159
	Jiangsu Shagang Co. Ltd. Class A	257,800	158
	First Tractor Co. Ltd. Class H	184,000	158
	Lao Feng Xiang Co. Ltd. Class A	21,700	158
*	AVIC Industry-Finance Holdings Co. Ltd. Class A	470,300	157
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	157
	Meihua Holdings Group Co. Ltd. Class A	111,623	157
	Xinyi Energy Holdings Ltd.	1,372,200	156
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	156
[1,2]	A-Living Smart City Services Co. Ltd.	448,750	156
	China Shineway Pharmaceutical Group Ltd.	150,000	155
	Hesteel Co. Ltd. Class A	577,400	155
	Shenzhen Expressway Corp. Ltd. Class A	106,900	155
	Livzon Pharmaceutical Group Inc. Class H	50,106	154
	Yuexiu REIT	1,220,817	153
*	Zhejiang Century Huatong Group Co. Ltd. Class A	336,100	153
	Gotion High-tech Co. Ltd. Class A	56,400	153
	CGN New Energy Holdings Co. Ltd.	510,000	152
	China Overseas Grand Oceans Group Ltd.	739,500	152

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Accelink Technologies Co. Ltd. Class A	32,100	152
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	152
[2]	Asiainfo Technologies Ltd.	258,800	151
*	Vnet Group Inc. ADR	72,846	151
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	151
	CECEP Solar Energy Co. Ltd. Class A	245,590	151
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	93,500	150
	Datang International Power Generation Co. Ltd. Class A	361,800	150
*	China National Software & Service Co. Ltd. Class A	35,100	150
[1,2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	147,000	150
	Jiangxi Jovo Energy Co. Ltd. Class A	37,000	150
	Mehow Innovative Ltd. Class A	39,900	150
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	148
[3]	Chengtun Mining Group Co. Ltd. Class A	221,700	148
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	36,900	148
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	147
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	64,600	147
	Yunnan Energy New Material Co. Ltd. Class A	34,500	147
*,2	Remegen Co. Ltd. Class H	80,500	147
[2]	Medlive Technology Co. Ltd.	152,500	147
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	146
	Health & Happiness H&H International Holdings Ltd.	133,236	146
	Sichuan Expressway Co. Ltd. Class A	215,200	146
	Shenzhen CECport Technologies Co. Ltd. Class A	67,500	146
	Capital Securities Co. Ltd. Class A	51,400	146
	SDIC Capital Co. Ltd. Class A	174,100	145
*	Central China Securities Co. Ltd. Class A	282,700	145
	Eastroc Beverage Group Co. Ltd. Class A	4,500	145
	Chongqing Chuanyi Automation Co. Ltd. Class A	57,200	145
	Nanjing Cosmos Chemical Co. Ltd. Class A	32,000	145
*	Henan Zhongfu Industry Co. Ltd. Class A	423,800	144
[2]	Pharmaron Beijing Co. Ltd. Class H	116,623	143
	PAX Global Technology Ltd.	255,000	143
	Sonoscape Medical Corp. Class A	29,000	143
	CNGR Advanced Material Co. Ltd. Class A	34,580	143
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	143
*	Bank of Xi'an Co. Ltd. Class A	311,700	143
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	142
*,2	Haichang Ocean Park Holdings Ltd.	1,564,000	142
*	Sihuan Pharmaceutical Holdings Group Ltd.	2,071,000	141
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	30,800	141
	Beijing Water Business Doctor Co. Ltd. Class A	243,800	141
*	Eastern Air Logistics Co. Ltd. Class A	63,599	141
	Hainan Jinpan Smart Technology Co. Ltd. Class A	25,212	141
	Shanghai United Imaging Healthcare Co. Ltd. Class A	8,782	141
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	140
	Weaver Network Technology Co. Ltd. Class A	33,900	140
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	140
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	140
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	139
	By-health Co. Ltd. Class A	73,300	138
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	138
	Lepu Medical Technology Beijing Co. Ltd. Class A	76,100	138
*	Rongan Property Co. Ltd. Class A	364,100	138
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	38,300	138
*	BeiGene Ltd. Class A	7,712	138
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	14,900	138
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	111,200	138
	Western Superconducting Technologies Co. Ltd. Class A	25,721	137
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	137
	Shenzhen Envicool Technology Co. Ltd. Class A	42,380	137
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	137
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	39,601	137
	Xiamen Port Development Co. Ltd. Class A	169,900	137
	Sinoma International Engineering Co. Class A	96,700	136
	China South City Holdings Ltd.	5,920,000	135
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	135
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	504,400	135
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	134
	Sunresin New Materials Co. Ltd. Class A	24,525	134

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Sanwei Holding Group Co. Ltd. Class A	88,600	134
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	60,860	133
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	133
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	74,095	133
	Bethel Automotive Safety Systems Co. Ltd. Class A	22,960	133
	China Enterprise Co. Ltd. Class A	358,800	133
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	133
	GEM Co. Ltd. Class A	153,900	132
	Chifeng Jilong Gold Mining Co. Ltd. Class A	48,300	132
	Jiangsu Financial Leasing Co. Ltd. Class A	187,700	132
	Advanced Technology & Materials Co. Ltd. Class A	110,200	131
	Dongguan Development Holdings Co. Ltd. Class A	92,200	131
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	130
	Shenzhen Agricultural Products Group Co. Ltd. Class A	178,700	130
	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	130
	Offshore Oil Engineering Co. Ltd. Class A	170,900	130
	People.cn Co. Ltd. Class A	47,600	130
	Ginlong Technologies Co. Ltd. Class A	14,755	130
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	129
	Liaoning Port Co. Ltd. Class A	729,600	129
	Shannon Semiconductor Technology Co. Ltd. Class A	31,800	129
	Shenghe Resources Holding Co. Ltd. Class A	111,500	128
*	Tellhow Sci-Tech Co. Ltd. Class A	249,200	127
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	63,900	127
	Hangzhou EZVIZ Network Co. Ltd. Class A	31,756	127
	Shenzhen Aisidi Co. Ltd. Class A	99,300	126
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	126
	Avary Holding Shenzhen Co. Ltd. Class A	24,400	126
	New Guomai Digital Culture Co. Ltd. Class A	86,800	126
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	125
*,1,2	CStone Pharmaceuticals	785,000	125
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	210,600	125
	Haohua Chemical Science & Technology Co. Ltd. Class A	31,900	125
	Tianshan Aluminum Group Co. Ltd. Class A	131,700	125
	Gansu Energy Chemical Co. Ltd. Class A	321,500	125
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	124
	GRG Banking Equipment Co. Ltd. Class A	88,897	124
*	Shanghai Electric Group Co. Ltd. Class A	232,100	124
	SooChow Securities Co. Ltd. Class A	140,608	124
*	Wanda Film Holding Co. Ltd. Class A	80,000	124
	China Wafer Level Csp Co. Class A	42,300	124
	Chervon Holdings Ltd.	54,400	124
	Winning Health Technology Group Co. Ltd. Class A	158,600	123
	Shanghai Rural Commercial Bank Co. Ltd. Class A	133,500	123
	Fujian Funeng Co. Ltd. Class A	82,244	122
	China Resources Medical Holdings Co. Ltd.	298,090	122
	CECEP Wind-Power Corp. Class A	293,280	122
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	68,800	122
	Empyrean Technology Co. Ltd. Class A	11,200	122
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	234,600	121
[2]	Blue Moon Group Holdings Ltd.	466,000	121
	Amlogic Shanghai Co. Ltd. Class A	13,191	121
	Guangzhou Port Co. Ltd. Class A	276,000	121
	Shenzhen Goodix Technology Co. Ltd. Class A	13,800	120
	Jizhong Energy Resources Co. Ltd. Class A	152,500	120
	Shenzhen Kedali Industry Co. Ltd. Class A	11,000	120
[1,2]	AK Medical Holdings Ltd.	216,000	120
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	7,056	120
	CNPC Capital Co. Ltd. Class A	155,800	120
	Beijing Sanyuan Foods Co. Ltd. Class A	225,400	120
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	119
	Wuhan Guide Infrared Co. Ltd. Class A	135,895	119
*	China Greatwall Technology Group Co. Ltd. Class A	98,400	119
	CNOOC Energy Technology & Services Ltd. Class A	221,900	119
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	119
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	82,800	119
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	25,350	119
	Anhui Yingjia Distillery Co. Ltd. Class A	16,500	119
	AVIC Chengdu UAS Co. Ltd. Class A	25,988	119
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	119

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Tiangong International Co. Ltd.	604,000	118
*	Guolian Securities Co. Ltd. Class A	82,200	118
	China World Trade Center Co. Ltd. Class A	39,900	118
*	DingDong Cayman Ltd. ADR	66,118	118
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	117
	China Rare Earth Resources And Technology Co. Ltd. Class A	35,700	117
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,220	117
	Sino Biological Inc. Class A	13,097	117
	China Foods Ltd.	332,000	116
	China Tobacco International HK Co. Ltd.	58,000	116
	Hangxiao Steel Structure Co. Ltd. Class A	350,900	116
*	Jinke Smart Services Group Co. Ltd. Class H	115,500	116
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	36,700	116
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	115
*	Shandong Longda Meishi Co. Ltd. Class A	113,100	115
	Shenzhen YHLO Biotech Co. Ltd. Class A	41,793	115
*	Tangshan Jidong Cement Co. Ltd. Class A	182,800	114
	Goldwind Science & Technology Co. Ltd. Class A	102,900	114
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	114
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	114
	Xiangcai Co. Ltd. Class A	126,300	114
	Citic Offshore Helicopter Co. Ltd. Class A	42,500	114
	Haining China Leather Market Co. Ltd. Class A	258,700	114
	China Lilang Ltd.	210,000	113
*	Sino GeoPhysical Co. Ltd. Class A	62,700	113
	Wushang Group Co. Ltd. Class A	114,800	113
	Tongkun Group Co. Ltd. Class A	58,000	113
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	112
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	112
	Zhongmin Energy Co. Ltd. Class A	152,200	112
	Jiangsu General Science Technology Co. Ltd. Class A	171,500	112
	Vanchip Tianjin Technology Co. Ltd. Class A	23,217	112
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	111
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	111
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	111
*	Beiqi Foton Motor Co. Ltd. Class A	280,300	111
	Amoy Diagnostics Co. Ltd. Class A	42,200	110
	Sunwoda Electronic Co. Ltd. Class A	46,100	110
	Xiamen Tungsten Co. Ltd. Class A	46,600	110
	Guangdong Aofei Data Technology Co. Ltd. Class A	77,600	110
	Dongxing Securities Co. Ltd. Class A	89,900	109
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	109
	Innuovo Technology Co. Ltd. Class A	135,300	109
	Xiamen International Airport Co. Ltd. Class A	59,800	109
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	5,362	109
*,3	China Dili Group	1,288,303	109
	Ming Yang Smart Energy Group Ltd. Class A	78,400	108
*	Maanshan Iron & Steel Co. Ltd. Class A	382,200	108
*	Western Region Gold Co. Ltd. Class A	66,000	108
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	144,770	108
	JCHX Mining Management Co. Ltd. Class A	18,900	108
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	436,700	108
	Luxin Venture Capital Group Co. Ltd. Class A	79,800	108
	Xiamen Faratronic Co. Ltd. Class A	8,900	107
	Weifu High-Technology Group Co. Ltd. Class B	70,000	107
	Goldenmax International Group Ltd. Class A	118,600	107
	Ecovacs Robotics Co. Ltd. Class A	18,800	107
	China South Publishing & Media Group Co. Ltd. Class A	65,600	107
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	107
	BOE Varitronix Ltd.	184,527	106
	Xuji Electric Co. Ltd. Class A	25,200	106
	Dongfang Electric Corp. Ltd. Class A	46,700	106
	TangShan Port Group Co. Ltd. Class A	145,900	106
	Jinko Power Technology Co. Ltd. Class A	334,900	106
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	118,500	106
*	IRICO Display Devices Co. Ltd. Class A	117,500	106
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	106
*	Yanlord Land Group Ltd.	312,100	105
[2]	Midea Real Estate Holding Ltd.	117,800	105
*,1,2	CanSino Biologics Inc. Class H	43,400	105

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	105
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	105
	Jiangxi Ganneng Co. Ltd. Class A	90,200	105
*	Chengdu Hi-tech Development Co. Ltd. Class A	16,900	105
	Sharetronic Data Technology Co. Ltd. Class A	11,600	105
	China National Accord Medicines Corp. Ltd. Class A	24,700	104
*	Shandong Chenming Paper Holdings Ltd. Class A	211,100	104
	Asymchem Laboratories Tianjin Co. Ltd. Class A	10,100	104
	First Capital Securities Co. Ltd. Class A	141,900	104
*	Greattown Holdings Ltd. Class A	220,800	104
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	82,582	104
	Zhejiang Supor Co. Ltd. Class A	14,795	103
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	106,800	103
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	110,100	103
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	103
	Shanxi Coking Co. Ltd. Class A	205,090	103
*	FIH Mobile Ltd.	1,002,000	102
	Maccura Biotechnology Co. Ltd. Class A	62,700	102
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	102
	Guangshen Railway Co. Ltd. Class H	336,000	102
	Thunder Software Technology Co. Ltd. Class A	16,200	102
	Ingenic Semiconductor Co. Ltd. Class A	13,200	102
	Unilumin Group Co. Ltd. Class A	144,822	102
	Sinomine Resource Group Co. Ltd. Class A	27,440	102
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	102
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	102
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	102
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	44,500	102
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	101
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	101
	Shandong Hi-speed Co. Ltd. Class A	85,500	101
	Guangzhou Development Group Inc. Class A	118,600	101
	BBMG Corp. Class H	1,331,000	100
	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	100
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	40,600	100
	Bank of Changsha Co. Ltd. Class A	96,300	100
*	Yeahka Ltd.	70,800	100
	Autohome Inc. Class A	16,144	100
*	Nanjing Tanker Corp. Class A	216,800	100
	Kingnet Network Co. Ltd. Class A	75,700	99
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	99
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	17,800	99
*	Qi An Xin Technology Group Inc. Class A	29,697	99
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	12,635	99
	Jilin Electric Power Co. Ltd. Class A	135,100	98
	Shenzhen Energy Group Co. Ltd. Class A	104,400	98
	Hexing Electrical Co. Ltd. Class A	16,700	98
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	98
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	98
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	98
*,2,3	China Renaissance Holdings Ltd.	105,800	98
*,2	Arrail Group Ltd.	180,000	98
*	Bio-Thera Solutions Ltd. Class A	32,280	98
	Hangzhou First Applied Material Co. Ltd. Class A	44,913	97
[2]	China East Education Holdings Ltd.	306,500	97
	Beijing Dabeinong Technology Group Co. Ltd. Class A	171,100	97
	Changjiang Securities Co. Ltd. Class A	135,520	97
	Jointown Pharmaceutical Group Co. Ltd. Class A	151,230	97
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	97
*,1	Canaan Inc. ADR	96,887	97
*,2	AInnovation Technology Group Co. Ltd.	173,400	97
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	97
	Weifu High-Technology Group Co. Ltd. Class A	40,800	96
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	65,900	96
*	5I5J Holding Group Co. Ltd. Class A	248,654	96
	AVICOPTER plc Class A	16,400	96
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	96
	Xianhe Co. Ltd. Class A	39,900	96
[2]	Linklogis Inc. Class B	438,000	96
*,2	CARsgen Therapeutics Holdings Ltd.	186,000	96

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*,1,2	Alphamab Oncology	334,000	95
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	95
	Giant Network Group Co. Ltd. Class A	73,700	95
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	15,677	95
*	Maanshan Iron & Steel Co. Ltd. Class H	674,000	94
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	94
	Luxi Chemical Group Co. Ltd. Class A	60,000	94
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	94
	Risen Energy Co. Ltd. Class A	62,100	94
	DBG Technology Co. Ltd. Class A	33,200	94
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	94
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	94
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	10,900	94
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	94
	Jade Bird Fire Co. Ltd. Class A	59,490	94
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,783	94
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	94
*	QuantumCTek Co. Ltd. Class A	4,184	94
	HUYA Inc. ADR	21,936	93
*	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	93
*	Angang Steel Co. Ltd. Class A	308,400	93
*	Guosheng Financial Holding Inc. Class A	65,600	93
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	93
	Grandblue Environment Co. Ltd. Class A	31,200	93
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	93
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	24,780	93
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	93
	Jihua Group Corp. Ltd. Class A	268,300	93
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	92
	Jiangling Motors Corp. Ltd. Class A	20,700	92
	Beijing United Information Technology Co. Ltd. Class A	30,196	92
	Jinduicheng Molybdenum Co. Ltd. Class A	62,579	92
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	92
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	92
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	92
	Jingjin Equipment Inc. Class A	35,880	92
	iRay Technology Co. Ltd. Class A	6,218	92
	Ningbo Yunsheng Co. Ltd. Class A	117,000	92
	Xinjiang Joinworld Co. Ltd. Class A	97,200	92
	Sanchuan Wisdom Technology Co. Ltd. Class A	219,200	92
*	Jilin Yatai Group Co. Ltd. Class A	641,100	92
	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	91
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	196,300	91
	China Zheshang Bank Co. Ltd. Class A	233,870	91
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	91
	Ningbo Joyson Electronic Corp. Class A	42,800	91
*	Bloomage Biotechnology Corp. Ltd. Class A	10,577	91
	Gemdale Corp. Class A	206,200	90
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	90
	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	90
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	90
	Hainan Haide Capital Management Co. Ltd. Class A	119,045	90
	Sineng Electric Co. Ltd. Class A	22,300	90
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	89
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	89
	Xiamen ITG Group Corp. Ltd. Class A	100,000	89
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	67,100	89
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	89
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	89
*	Shenyang Jinbei Automotive Co. Ltd. Class A	149,400	89
[1,2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	534,500	88
	Kangji Medical Holdings Ltd.	120,500	88
*,2,3	Venus MedTech Hangzhou Inc. Class H	122,500	88
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	88
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	100,573	88
	China Yongda Automobiles Services Holdings Ltd.	442,000	88
*	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	88
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	88
*	Tangrenshen Group Co. Ltd. Class A	115,400	88
	Shennan Circuits Co. Ltd. Class A	5,740	88

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	88
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	88
*	Talkweb Information System Co. Ltd. Class A	58,700	88
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	88
	Zhuhai Port Co. Ltd. Class A	136,800	88
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	7,046	88
	Dajin Heavy Industry Co. Ltd. Class A	28,700	88
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	88
*	Shandong Iron and Steel Co. Ltd. Class A	483,900	88
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	88
	China Baoan Group Co. Ltd. Class A	74,500	87
*	NavInfo Co. Ltd. Class A	89,500	87
	Beijing Shiji Information Technology Co. Ltd. Class A	111,723	87
	Huafon Chemical Co. Ltd. Class A	81,100	87
*,3	China Grand Automotive Services Group Co. Ltd. Series A	816,100	87
	China Conch Environment Protection Holdings Ltd.	848,498	87
	Geovis Technology Co. Ltd. Class A	19,751	87
	Skshu Paint Co. Ltd. Class A	19,160	86
*	SOHO China Ltd.	983,000	86
	China CAMC Engineering Co. Ltd. Class A	84,700	86
*	Pacific Securities Co Ltd./The/China Class A	183,100	86
*	Shenzhen Deren Electronic Co. Ltd. Class A	91,400	86
*	China Railway Materials Co. Class A	244,900	86
	Shanghai Datun Energy Resources Co. Ltd. Class A	50,500	86
	Gansu Yasheng Industrial Group Co. Ltd. Class A	252,600	86
	Shanghai Bailian Group Co. Ltd. Class B	193,500	85
	Renhe Pharmacy Co. Ltd. Class A	108,300	85
	Beijing Sinnet Technology Co. Ltd. Class A	73,800	85
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	48,200	85
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	85
	KPC Pharmaceuticals Inc. Class A	41,500	85
*	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	85
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	20,540	85
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	42,095	85
	Hangzhou Iron & Steel Co. Class A	166,400	85
	Xiamen Amoytop Biotech Co. Ltd. Class A	12,238	85
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	84
	China Meidong Auto Holdings Ltd.	318,000	84
	Southwest Securities Co. Ltd. Class A	155,100	84
	Guangdong HEC Technology Holding Co. Ltd. Class A	87,200	84
	Angel Yeast Co. Ltd. Class A	20,300	84
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	84
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	84
	China Kings Resources Group Co. Ltd. Class A	22,540	84
	Sinofert Holdings Ltd.	668,000	83
	Luoniushan Co. Ltd. Class A	120,110	83
	Yunnan Tin Co. Ltd. Class A	42,400	83
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	83
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	83
	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	83
	Chongqing Water Group Co. Ltd. Class A	117,945	83
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	18,900	83
	Xiamen Xiangyu Co. Ltd. Class A	116,103	83
*,2	Ocumension Therapeutics	94,000	83
*	SICC Co. Ltd. Class A	11,095	83
	Advanced Fiber Resources Zhuhai Ltd. Class A	17,300	83
	DongFeng Automobile Co. Ltd. Class A	79,200	83
	Kingfa Sci & Tech Co. Ltd. Class A	90,700	82
*	Seazen Holdings Co. Ltd. Class A	60,900	82
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	239,600	82
*	Shandong Hi-Speed New Energy Group Ltd.	432,800	82
	Fujian Kuncai Material Technology Co. Ltd. Class A	20,020	82
	Changshu Fengfan Power Equipment Co. Ltd. Class A	148,800	82
[2]	Qingdao Port International Co. Ltd. Class H	108,000	81
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	30,680	81
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	44,900	81
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	27,400	81
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	56,280	81
	Xinjiang Daqo New Energy Co. Ltd. Class A	28,943	81
*	Q Technology Group Co. Ltd.	144,000	80

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Harbin Electric Co. Ltd. Class H	246,000	80
	Sealand Securities Co. Ltd. Class A	182,770	80
	Aotecar New Energy Technology Co. Ltd. Class A	234,200	80
	IReader Technology Co. Ltd. Class A	33,200	80
	Fangda Carbon New Material Co. Ltd. Class A	128,935	80
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	80
	Foryou Corp. Class A	21,600	80
	Shanghai SMI Holding Co. Ltd. Class A	162,900	80
*	Shandong Chenming Paper Holdings Ltd. Class H	360,750	79
	Guangzhou Haige Communications Group Inc. Co. Class A	57,400	79
	All Winner Technology Co. Ltd. Class A	23,180	79
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	155,740	79
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	79
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	79
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	79
	Sichuan Changhong Electric Co. Ltd. Class A	125,900	79
	Topchoice Medical Corp. Class A	12,598	78
	Shenzhen MTC Co. Ltd. Class A	111,700	78
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	78
	China International Marine Containers Group Co. Ltd. Class A	70,800	78
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	78
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	78
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	76,840	78
	Jafron Biomedical Co. Ltd. Class A	20,770	77
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	77
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	77
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	77
	Transfar Zhilian Co. Ltd. Class A	143,400	77
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	77
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	77
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	77
	Yuanjie Semiconductor Technology Co. Ltd. Class A	4,805	77
*,2	Shimao Services Holdings Ltd.	799,000	76
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	76
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	76
	Sai Micro Electronics Inc. Class A	34,800	76
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	76
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	76
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	76
	StarPower Semiconductor Ltd. Class A	6,020	76
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	24,200	76
*	Inner Mongolia Mining Co. Ltd. Class A	64,396	76
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	76
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	58,520	76
*	Sino-Ocean Group Holding Ltd.	1,720,500	75
	Beijing Enlight Media Co. Ltd. Class A	70,600	75
	Sinoma Science & Technology Co. Ltd. Class A	47,400	75
	Beijing Strong Biotechnologies Inc. Class A	39,900	75
	IKD Co. Ltd. Class A	39,200	75
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	75
*	Xinhu Zhongbao Co. Ltd. Class A	323,300	75
	Jiangsu Yangnong Chemical Co. Ltd. Class A	9,880	75
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	75
*,2	Red Star Macalline Group Corp. Ltd. Class H	463,655	75
	Sichuan Development Lomon Co. Ltd. Class A	77,900	75
	Hangzhou Lion Electronics Co. Ltd. Class A	22,898	75
*	Antong Holdings Co. Ltd. Class A	238,300	75
	Henan Liliang Diamond Co. Ltd. Class A	21,120	75
*,3	Wintime Energy Group Co. Ltd. Class A	490,400	75
	Konfoong Materials International Co. Ltd. Class A	10,100	74
	Levima Advanced Materials Corp. Class A	39,400	74
	INESA Intelligent Tech Inc. Class A	49,000	74
	NYOCOR Co. Ltd. Class A	103,900	74
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	74
*,1	Agile Group Holdings Ltd.	1,147,500	73
*,1	Guangzhou R&F Properties Co. Ltd. Class H	707,400	73
	Zhejiang Narada Power Source Co. Ltd. Class A	60,800	73
	Songcheng Performance Development Co. Ltd. Class A	64,640	73
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	154,425	73
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	73

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	73
*	LVGEM China Real Estate Investment Co. Ltd.	982,000	73
	Digital China Group Co. Ltd. Class A	22,200	73
	Ningbo Shanshan Co. Ltd. Class A	68,800	73
	Venustech Group Inc. Class A	33,500	72
	China Tianying Inc. Class A	112,100	72
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	72
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,800	72
	Sino-Platinum Metals Co. Ltd. Class A	38,532	72
	Bank of Guiyang Co. Ltd. Class A	99,500	72
	Chinalin Securities Co. Ltd. Class A	48,700	72
	Tibet Mineral Development Co. Class A	28,600	72
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	72
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	111,900	72
	Baoji Titanium Industry Co. Ltd. Class A	21,028	72
*	Sichuan Hongda Co. Ltd. Class A	89,800	72
	Sunflower Pharmaceutical Group Co. Ltd. Class A	22,500	71
	Beijing eGOVA Co. Ltd. Class A	35,592	71
*	China Express Airlines Co. Ltd. Class A	81,473	71
	BOC International China Co. Ltd. Class A	54,800	71
	Shenzhen SED Industry Co. Ltd. Class A	36,000	71
	Leader Harmonious Drive Systems Co. Ltd. Class A	6,430	71
*	Rising Nonferrous Metals Share Co. Ltd. Class A	19,800	71
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	57,100	71
	Sinotrans Ltd. Class A	102,500	70
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	70
*	Tianma Microelectronics Co. Ltd. Class A	71,200	70
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	70
*	Hubei Dinglong Co. Ltd. Class A	23,400	70
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	70
	COFCO Capital Holdings Co. Ltd. Class A	62,300	70
	YongXing Special Materials Technology Co. Ltd. Class A	15,210	70
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	70
	CTS International Logistics Corp. Ltd. Class A	90,900	70
*	Oriental Energy Co. Ltd. Class A	61,400	70
	GCL Energy Technology Co. Ltd. Class A	63,900	70
	Top Resource Energy Co. Ltd. Class A	92,000	70
	Porton Pharma Solutions Ltd. Class A	39,997	70
*	3peak Inc. Class A	5,587	70
	Jiangsu Pacific Quartz Co. Ltd.Class A	17,850	70
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	70
*	Anyang Iron & Steel Inc. Class A	348,700	70
	Sichuan Swellfun Co. Ltd. Class A	13,300	69
	China Kepei Education Group Ltd.	376,000	69
	Shenzhen Gas Corp. Ltd. Class A	71,700	69
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	69
	Zhejiang Cfmoto Power Co. Ltd. Class A	3,700	69
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	69
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	69
	Huali Industrial Group Co. Ltd. Class A	8,600	69
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	69
	Xiamen Bank Co. Ltd. Class A	94,700	69
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	46,200	69
	Guangdong DFP New Material Group Co. Ltd. Class A	180,000	69
	Sichuan Expressway Co. Ltd. Class H	166,000	68
	YGSOFT Inc. Class A	92,102	68
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	68
	Wanxiang Qianchao Co. Ltd. Class A	105,400	68
	Joinn Laboratories China Co. Ltd. Class A	32,625	68
	Liaoning Energy Industry Co. Ltd. Class A	170,700	68
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	64,500	67
	Yunnan Copper Co. Ltd. Class A	42,400	67
	Shenzhen SC New Energy Technology Corp. Class A	9,300	67
	Intco Medical Technology Co. Ltd. Class A	17,550	67
*	State Grid Information & Communication Co. Ltd. Class A	27,900	67
	Beyondsoft Corp. Class A	60,700	67
	Ningbo Xusheng Group Co. Ltd. Class A	48,438	67
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	238,848	67
*	Dada Nexus Ltd. ADR	49,657	66
	Hangjin Technology Co. Ltd. Class A	23,800	66

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	66
	BrightGene Bio-Medical Technology Co. Ltd. Class A	17,564	66
*	Zhejiang Tiantie Industry Co. Ltd. Class A	115,064	66
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	66
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	66
	FAW Jiefang Group Co. Ltd. Class A	55,600	65
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	80,900	65
	Bank of Chengdu Co. Ltd. Class A	32,000	65
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	65
*	Beijing Compass Technology Development Co. Ltd. Class A	11,700	65
[2]	Joinn Laboratories China Co. Ltd. Class H	67,643	65
	Cathay Biotech Inc. Class A	11,931	65
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	64
*	Jiangsu Hoperun Software Co. Ltd. Class A	22,200	64
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	64
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	64
*	Alpha Group Class A	79,000	64
	China National Medicines Corp. Ltd. Class A	13,800	64
	Wuxi Taiji Industry Co. Ltd. Class A	82,500	64
	Shenzhen Changhong Technology Co. Ltd. Class A	29,400	64
*	CMGE Technology Group Ltd.	590,000	64
*	Fulin Precision Co. Ltd. Class A	70,650	64
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	11,700	64
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	170,700	64
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	63
	Hangzhou Shunwang Technology Co. Ltd. Class A	43,600	63
*	Visionox Technology Inc. Class A	72,298	63
	Sinocare Inc. Class A	19,800	63
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	63
	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	63
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	63
	Shanghai Belling Co. Ltd. Class A	18,900	63
*	China Film Co. Ltd. Class A	42,300	63
	Chengdu Kanghua Biological Products Co. Ltd. Class A	8,600	63
	Jiangsu ToLand Alloy Co. Ltd. Class A	16,900	63
	Harbin Boshi Automation Co. Ltd. Class A	36,142	62
	Newland Digital Technology Co. Ltd. Class A	33,399	62
*	Bohai Leasing Co. Ltd. Class A	154,100	62
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	62
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	62
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	62
	Andon Health Co. Ltd. Class A	11,200	62
	Bestechnic Shanghai Co. Ltd. Class A	2,621	62
*	Vantone Neo Development Group Co. Ltd. Class A	64,100	62
*	Eastern Communications Co. Ltd. Class B	175,800	61
	SPIC Industry-Finance Holdings Co. Ltd. Class A	117,800	61
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	33,700	61
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	61
*	Wonders Information Co. Ltd. Class A	78,300	61
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	61
	Guangdong Construction Engineering Group Co. Ltd. Class A	123,800	61
	Tasly Pharmaceutical Group Co. Ltd. Class A	31,400	61
	CSG Holding Co. Ltd. Class A	86,700	60
	Shanxi Securities Co. Ltd. Class A	87,770	60
	STO Express Co. Ltd. Class A	48,400	60
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	60
	Zhejiang Medicine Co. Ltd. Class A	31,000	60
	Arcsoft Corp. Ltd. Class A	15,815	60
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	60
	Moon Environment Technology Co. Ltd. Class A	48,600	60
	Keda Industrial Group Co. Ltd. Class A	60,600	60
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	60
*	Jishi Media Co. Ltd. Class A	394,100	60
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	37,000	59
	JiuGui Liquor Co. Ltd. Class A	10,500	59
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	59
	Guangdong Electric Power Development Co. Ltd. Class A	89,200	59
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	59
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	59
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	10,000	59

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Remegen Co. Ltd. Class A	15,707	59
	Fujian Sunner Development Co. Ltd. Class A	31,200	58
	Guangdong Tapai Group Co. Ltd. Class A	59,300	58
	Huangshan Tourism Development Co. Ltd. Class B	77,426	58
*,2,3	Redco Properties Group Ltd.	342,000	58
	China Merchants Port Group Co. Ltd. Class A	20,700	58
	Taiji Computer Corp. Ltd. Class A	25,119	58
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	58
*	CSSC Science & Technology Co. Ltd. Class A	31,700	58
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	12,600	58
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	43,600	58
	Zhongtai Securities Co. Ltd. Class A	69,100	58
	Jinlei Technology Co. Ltd. Class A	25,300	58
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	58
	Hualan Biological Bacterin Inc. Class A	24,200	58
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	10,000	58
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	57
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	57
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	57
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	33,614	57
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	57
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	57
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	57
	Fangda Special Steel Technology Co. Ltd. Class A	102,800	57
	Kehua Data Co. Ltd. Class A	20,800	57
*	Roshow Technology Co. Ltd. Class A	72,900	57
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	57
*	Jiangxi Special Electric Class A	54,900	57
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	57
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	20,420	57
	Beijing BDStar Navigation Co. Ltd. Class A	15,400	56
*	Focused Photonics Hangzhou Inc. Class A	33,100	56
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	34,080	56
	DHC Software Co. Ltd. Class A	87,269	56
*	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	56
*	China Great Wall Securities Co. Ltd. Class A	57,800	56
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	56
	Canmax Technologies Co. Ltd. Class A	23,140	56
	Jiangsu Azure Corp. Class A	47,400	56
	Fujian Boss Software Development Co. Ltd. Class A	34,700	56
	Beijing SL Pharmaceutical Co. Ltd. Class A	55,500	55
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	55
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	55
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	43,800	55
	Beibuwan Port Co. Ltd. Class A	51,700	55
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	55
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	55
	Shanghai Construction Group Co. Ltd. Class A	170,500	55
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	55
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	55
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	55
	Caida Securities Co. Ltd. Class A	64,300	55
*	ASR Microelectronics Co. Ltd. Class A	10,544	55
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	28,200	55
	Ovctek China Inc. Class A	23,797	54
	Bank of Qingdao Co. Ltd. Class A	118,500	54
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	54
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	54
	China Meheco Group Co. Ltd. Class A	37,800	54
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	54
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	75,500	54
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	54
	Shenzhen Desay Battery Technology Co. Class A	14,891	53
*	Guangdong Golden Dragon Development Inc. Class A	32,500	53
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	53
*	INKON Life Technology Co. Ltd. Class A	49,900	53
*	Sichuan New Energy Power Co. Ltd. Class A	38,000	53
	Xinxiang Richful Lube Additive Co. Ltd. Class A	9,310	53
	GoodWe Technologies Co. Ltd. Class A	6,307	53
	Wuxi Autowell Technology Co. Ltd. Class A	9,749	53

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	12,300	53
*	Jin Medical International Ltd.	19,047	53
*	Sinopec Oilfield Service Corp. Class H	806,000	52
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	52
*	Hytera Communications Corp. Ltd. Class A	90,200	52
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	52
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	52
	Shaanxi International Trust Co. Ltd. Class A	128,100	52
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	52
	Zhefu Holding Group Co. Ltd. Class A	130,600	52
	Kaishan Group Co. Ltd. Class A	40,700	52
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	52
*	Genimous Technology Co. Ltd. Class A	64,200	52
	Hengyi Petrochemical Co. Ltd. Class A	58,000	52
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	52
	Zheshang Securities Co. Ltd. Class A	32,100	52
*	Tongdao Liepin Group	173,000	52
*	Yonghui Superstores Co. Ltd. Class A	167,200	52
	First Tractor Co. Ltd. Class A	24,600	52
	Shanghai Haohai Biological Technology Co. Ltd. Class A	6,160	52
	Wuxi NCE Power Co. Ltd. Class A	11,250	52
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	24,200	52
	Hanwei Electronics Group Corp. Class A	26,800	52
	Shantui Construction Machinery Co. Ltd. Class A	52,700	52
	Nanjing Gaoke Co. Ltd. Class A	63,000	52
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	9,400	52
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	11,088	52
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	31,500	51
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	51
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	51
	MLS Co. Ltd. Class A	45,400	51
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	51
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	51
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	51
	Guangdong Hybribio Biotech Co. Ltd. Class A	78,700	51
	Goke Microelectronics Co. Ltd. Class A	6,700	51
	Norinco International Cooperation Ltd. Class A	37,300	51
	Zhuhai CosMX Battery Co. Ltd. Class A	23,565	51
*	Baotailong New Materials Co. Ltd. Class A	227,300	51
	INESA Intelligent Tech Inc. Class B	98,400	50
	China National Accord Medicines Corp. Ltd. Class B	26,988	50
	Sichuan Haite High-tech Co. Ltd. Class A	36,800	50
*	Yifan Pharmaceutical Co. Ltd. Class A	30,300	50
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	50
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	50
	Wasu Media Holding Co. Ltd. Class A	56,761	50
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	50
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	50
*	Polaris Bay Group Co. Ltd. Class A	54,100	50
	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	50
	Shanghai Runda Medical Technology Co. Ltd. Class A	26,400	50
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	50
	Rockchip Electronics Co. Ltd. Class A	5,800	50
	Northeast Securities Co. Ltd. Class A	58,700	49
	Beijing Originwater Technology Co. Ltd. Class A	84,279	49
	Hainan Strait Shipping Co. Ltd. Class A	66,924	49
*	GCL System Integration Technology Co. Ltd. Class A	181,900	49
*,2	XJ International Holdings Co. Ltd.	1,832,000	49
	Beijing North Star Co. Ltd. Class A	257,800	49
	Xinhuanet Co. Ltd. Class A	17,000	49
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	33,300	49
*,2	Mobvista Inc.	200,000	49
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	49
	Tibet Urban Development and Investment Co. Ltd. Class A	30,600	49
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	49
	Autobio Diagnostics Co. Ltd. Class A	8,300	48
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	48
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	72,300	48
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	48
	China West Construction Group Co. Ltd. Class A	67,200	48

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Edifier Technology Co. Ltd. Class A	29,474	48
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,992	48
	Raytron Technology Co. Ltd. Class A	12,578	48
	Bank of Chongqing Co. Ltd. Class A	47,451	48
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	48
	Yangling Metron New Material Inc. Class A	18,000	48
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	48
*	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	47
	Yotrio Group Co. Ltd. Class A	127,800	47
	Chengzhi Co. Ltd. Class A	47,400	47
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	47
	Perfect World Co. Ltd. Class A	42,950	47
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	47
	Infore Environment Technology Group Co. Ltd. Class A	78,200	47
	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	47
	Hainan Drinda New Energy Technology Co. Ltd. Class A	8,941	47
	Hoymiles Power Electronics Inc. Class A	2,553	47
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	46
	Shanghai Haixin Group Co. Class B	210,800	46
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	46
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	46
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	46
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	46
*	China Aluminum International Engineering Corp. Ltd. Class A	77,600	46
	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	46
*	Wuhan P&S Information Technology Co. Ltd. Class A	70,800	46
	Tian Di Science & Technology Co. Ltd. Class A	56,611	46
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	46
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	3,554	46
	Do-Fluoride New Materials Co. Ltd. Class A	29,820	45
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	60,871	45
*	Addsino Co. Ltd. Class A	49,300	45
*	Ourpalm Co. Ltd. Class A	77,300	45
	Gaona Aero Material Co. Ltd. Class A	20,320	45
	Shanghai Wanye Enterprises Co. Ltd. Class A	29,128	45
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	45
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	14,381	45
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	59,800	45
*	Jiangsu Lopal Tech Co. Ltd. Class A	44,798	45
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	30,500	45
	Eyebright Medical Technology Beijing Co. Ltd. Class A	4,134	45
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	44
	Joyoung Co. Ltd. Class A	29,337	44
	Shenzhen Airport Co. Ltd. Class A	48,400	44
*	Dongjiang Environmental Co. Ltd. Class A	86,300	44
	Shanghai Pret Composites Co. Ltd. Class A	38,400	44
	Huaxi Securities Co. Ltd. Class A	47,000	44
	Fibocom Wireless Inc. Class A	25,398	44
*	Youdao Inc. ADR	14,330	44
	Guizhou Chanhen Chemical Corp. Class A	18,600	44
*	Wencan Group Co. Ltd. Class A	12,900	44
	Kunshan Dongwei Technology Co. Ltd. Class A	12,502	44
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	44
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	3,581	44
	Shede Spirits Co. Ltd. Class A	5,800	44
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	30,400	44
*	LianChuang Electronic Technology Co. Ltd. Class A	44,500	43
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	43
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	43
	Sanquan Food Co. Ltd. Class A	28,160	43
	Guocheng Mining Co. Ltd. Class A	30,854	43
	Lakala Payment Co. Ltd. Class A	25,100	43
	Guangdong Advertising Group Co. Ltd. Class A	61,100	43
	Chengxin Lithium Group Co. Ltd. Class A	24,000	43
	Daheng New Epoch Technology Inc. Class A	46,000	43
*	Tsinghua Tongfang Co. Ltd. Class A	60,400	43
	Xiamen Kingdomway Group Co. Class A	21,600	42
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	42
*,2	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	92,500	42
	BTG Hotels Group Co. Ltd. Class A	24,600	42

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	COL Group Co. Ltd. Class A	14,700	42
	Wuhu Token Science Co. Ltd. Class A	64,400	41
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	41
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	41
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	41
	Chongqing Department Store Co. Ltd. Class A	15,300	41
	Qinhuangdao Port Co. Ltd. Class A	86,400	41
	Windey Energy Technology Group Co. Ltd. Class A	26,300	41
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	41
	Helens International Holdings Co. Ltd.	155,000	41
	Chongqing Taiji Industry Group Co. Ltd. Class A	11,800	41
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	6,580	41
	Quectel Wireless Solutions Co. Ltd. Class A	6,151	40
*	Huafu Fashion Co. Ltd. Class A	82,600	40
*	Hwa Create Co. Ltd. Class A	15,600	40
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	40
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	40
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	40
	Yankershop Food Co. Ltd. Class A	7,560	40
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,000	40
	Qingdao Gaoce Technology Co. Ltd. Class A	23,419	40
*	CETC Chips Technology Inc. Class A	26,000	40
	Kingsemi Co. Ltd. Class A	4,078	40
*	EGing Photovoltaic Technology Co. Ltd. Class A	116,400	40
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	39
	Shengda Resources Co. Ltd. Class A	25,100	39
	Zhejiang Hailiang Co. Ltd. Class A	36,000	39
	Electric Connector Technology Co. Ltd. Class A	8,300	39
*	Bank of Zhengzhou Co. Ltd. Class A	155,061	39
	Longshine Technology Group Co. Ltd. Class A	32,400	39
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A	30,100	39
	Shanghai AJ Group Co. Ltd. Class A	67,600	39
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	39
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	39
	Ligao Foods Co. Ltd. Class A	10,500	39
*	Shenzhen Clou Electronics Co. Ltd. Class A	76,800	39
	Appotronics Corp. Ltd. Class A	18,165	39
*	Sinocelltech Group Ltd. Class A	7,322	39
	Fujian Star-net Communication Co. Ltd. Class A	20,600	38
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	38
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	38
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	38
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	37,730	38
	Qianhe Condiment and Food Co. Ltd. Class A	20,016	38
	Suplet Power Co. Ltd. Class A	25,500	38
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	38
	TRS Information Technology Corp. Ltd. Class A	21,100	38
	Beijing Balance Medical Technology Co. Ltd. Class A	2,696	38
	Oppein Home Group Inc. Class A	5,800	37
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	37
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	37
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	37
	Guizhou Gas Group Corp. Ltd. Class A	41,100	37
*	Gree Real Estate Co. Ltd. Class A	50,900	37
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	37
	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	37
	Pylon Technologies Co. Ltd. Class A	6,304	37
*	China Reform Health Management and Services Group Co. Ltd. Class A	36,900	37
	Hangzhou Sunrise Technology Co. Ltd. Class A	18,600	37
	Beijing North Star Co. Ltd. Class H	442,000	36
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	6,900	36
	North Industries Group Red Arrow Co. Ltd. Class A	19,400	36
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	36
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	36
	TianShan Material Co. Ltd. Class A	47,800	36
	Baowu Magnesium Technology Co. Ltd. Class A	25,620	36
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	36
	Riyue Heavy Industry Co. Ltd. Class A	25,200	36
	City Development Environment Co. Ltd. Class A	22,100	36
	Kidswant Children Products Co. Ltd. Class A	48,900	36

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	35
*	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	35
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	35
	ORG Technology Co. Ltd. Class A	59,500	35
	Wuxi Boton Technology Co. Ltd. Class A	15,600	35
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	35
	Jinneng Science&Technology Co. Ltd. Class A	49,200	35
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	35
	Wondershare Technology Group Co. Ltd. Class A	5,174	35
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	71,630	35
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	35
	Youngy Co. Ltd. Class A	7,800	35
	Micro-Tech Nanjing Co. Ltd. Class A	4,101	35
	Beijing SDL Technology Co. Ltd. Class A	49,900	35
*	Tianjin Trolia Information Technology Co. Ltd. Class A	143,600	35
	Zhejiang Runtu Co. Ltd. Class A	42,200	34
	Leo Group Co. Ltd. Class A	162,800	34
*	Suning Universal Co. Ltd. Class A	142,700	34
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	13,700	34
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	34
	Yunda Holding Co. Ltd. Class A	33,146	34
	PhiChem Corp. Class A	19,700	34
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,500	34
	Sinofibers Technology Co. Ltd. Class A	11,200	34
	Bright Dairy & Food Co. Ltd. Class A	30,100	34
	Black Peony Group Co. Ltd. Class A	67,000	34
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	34
	ZWSOFT Co. Ltd. Guangzhou Class A	3,696	34
*	Piesat Information Technology Co. Ltd. Class A	15,556	34
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	27,900	34
	Laobaixing Pharmacy Chain JSC Class A	17,271	33
*	COFCO Biotechnology Co. Ltd. Class A	46,600	33
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	33
	C&S Paper Co. Ltd. Class A	32,400	33
	Guangdong South New Media Co. Ltd. Class A	7,200	33
	Bank of Suzhou Co. Ltd. Class A	32,890	33
	Luenmei Quantum Co. Ltd. Class A	43,800	33
	China Tungsten And Hightech Materials Co. Ltd. Class A	27,430	33
*	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	34,600	33
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	33
	Jenkem Technology Co. Ltd. Class A	4,193	33
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	32,600	33
	Focus Technology Co. Ltd. Class A	9,300	33
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	10,800	33
	Shanghai M&G Stationery Inc. Class A	7,600	32
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	32
	Sichuan Injet Electric Co. Ltd. Class A	6,200	32
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	2,200	32
*	Farasis Energy Gan Zhou Co. Ltd. Class A	24,049	32
	Shanghai Awinic Technology Co. Ltd. Class A	4,934	32
	Shenzhen Heungkong Holding Co. Ltd. Class A	171,300	32
	Fushun Special Steel Co. Ltd. Class A	39,900	32
	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	31
	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	31
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	31
	Sangfor Technologies Inc. Class A	4,500	31
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	31
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	35,400	31
	Hoyuan Green Energy Co. Ltd. Class A	14,085	31
*	CanSino Biologics Inc. Class A	5,480	31
*	Shenzhen Dynanonic Co. Ltd. Class A	8,184	31
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	31
	Huaxia Eye Hospital Group Class A	11,200	31
	Nanjing Vazyme Biotech Co. Ltd. Class A	10,824	31
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	30
	Cheng De Lolo Co. Ltd. Class A	27,440	30
	Nantong Jianghai Capacitor Co. Ltd. Class A	16,400	30
	Valiant Co. Ltd. Class A	22,500	30
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	30
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	30

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	30
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	30
	Winall Hi-Tech Seed Co. Ltd. Class A	34,844	30
	Chengdu RML Technology Co. Ltd. Class A	4,400	30
*	Hunan Changyuan Lico Co. Ltd. Class A	47,026	30
	China Science Publishing & Media Ltd. Class A	12,000	30
*	Shanghai Anlogic Infotech Co. Ltd. Class A	9,264	30
	Anhui Huaheng Biotechnology Co. Ltd. Class A	4,954	30
	Suofeiya Home Collection Co. Ltd. Class A	14,600	29
*	Shanghai Huayi Group Co. Ltd. Class B	63,200	29
*	Shandong Chenming Paper Holdings Ltd. Class B	158,100	29
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	29
	Jiangxi Wannianqing Cement Co. Ltd. Class A	45,300	29
	Foran Energy Group Co. Ltd. Class A	20,538	29
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	29
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	29
	CETC Digital Technology Co. Ltd. Class A	11,960	29
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	29
	Three's Co. Media Group Co. Ltd. Class A	8,265	29
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	29
	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	28
*	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	28
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	28
	Shanghai AtHub Co. Ltd. Class A	15,542	28
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	28
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	28
	Camel Group Co. Ltd. Class A	26,910	28
*	Xian International Medical Investment Co. Ltd. Class A	43,200	28
*	Henan Yuneng Holdings Co. Ltd. Class A	53,600	28
*	Nuode New Materials Co. Ltd. Class A	63,390	28
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	7,851	28
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	27
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	27
*	Konka Group Co. Ltd. Class A	75,700	27
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	27
	Yusys Technologies Co. Ltd. Class A	18,080	27
	Bear Electric Appliance Co. Ltd. Class A	4,000	27
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	27
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	27
	Beijing CTJ Information Technology Co. Ltd. Class A	9,720	27
*	Youzu Interactive Co. Ltd. Class A	24,100	26
*	Financial Street Holdings Co. Ltd. Class A	81,700	26
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	26
	Sino Wealth Electronic Ltd. Class A	9,075	26
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	26
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	26
	Archermind Technology Nanjing Co. Ltd. Class A	6,110	26
	Luyang Energy-Saving Materials Co. Ltd.	16,600	26
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	6,000	26
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	25
	Daan Gene Co. Ltd. Class A	35,360	25
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	25
	NanJi E-Commerce Co. Ltd. Class A	66,500	25
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	25
	Qingdao Rural Commercial Bank Corp. Class A	68,300	25
	Shenzhen Leaguer Co. Ltd. Class A	30,200	25
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	25
	Yibin Tianyuan Group Co. Ltd. Class A	46,394	25
*	RongFa Nuclear Equipment Co. Ltd. Class A	52,600	25
*	Dosilicon Co. Ltd. Class A	9,348	25
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	28,300	25
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	24
	Beijing SuperMap Software Co. Ltd. Class A	11,700	24
	B-Soft Co. Ltd. Class A	50,960	24
	Era Co. Ltd. Class A	43,700	24
*	Shanying International Holding Co. Ltd. Class A	119,600	24
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	24
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	24
	Linktel Technologies Co. Ltd. Class A	3,000	24
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	23

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Chongqing Iron & Steel Co. Ltd. Class A	154,500	23
	Anker Innovations Technology Co. Ltd. Class A	3,120	23
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	23
	Dian Diagnostics Group Co. Ltd. Class A	12,600	22
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	22
*	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	22
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	22
	Hunan Aihua Group Co. Ltd. Class A	12,000	22
*	Guangdong Guanghua Sci Tech Class A	14,100	22
*	Zotye Automobile Co. Ltd. Class A	105,700	22
	Sumavision Technologies Co. Ltd. Class A	36,400	21
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	21
	Skyworth Digital Co. Ltd. Class A	18,500	21
*	Topsec Technologies Group Inc. Class A	31,400	21
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	21
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	6,300	21
	Jiajiayue Group Co. Ltd. Class A	18,300	21
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	21
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	21
	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	21
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	21
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	250,736	21
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	15,542	21
	YanTai Shuangta Food Co. Ltd. Class A	32,900	20
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	20
	BGI Genomics Co. Ltd. Class A	4,000	20
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	20
*	Beijing Capital Development Co. Ltd. Class A	68,400	20
	Sinosoft Co. Ltd. Class A	8,232	20
	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	20
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	19
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	19
	Zhejiang Wanliyang Co. Ltd. Class A	28,300	19
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	19
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	19
*	Tibet Summit Resources Co. Ltd. Class A	15,000	19
	Double Medical Technology Inc. Class A	5,500	19
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	19
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	19
*	ADAMA Ltd. Class A	30,100	19
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	19
	Lancy Co. Ltd. Class A	9,800	19
	Chengdu Bright Eye Hospital Co. Ltd. Class A	3,600	19
	Hand Enterprise Solutions Co. Ltd. Class A	20,300	18
	Visual China Group Co. Ltd. Class A	11,100	18
*	Beijing Haixin Energy Technology Co. Ltd. Class A	58,600	18
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	18
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	10,022	18
*	Great Chinasoft Technology Co. Ltd. Class A	31,100	18
	Huapont Life Sciences Co. Ltd. Class A	30,400	17
*	YaGuang Technology Group Co. Ltd. Class A	24,900	17
	CMST Development Co. Ltd. Class A	25,600	17
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	16
	China TransInfo Technology Co. Ltd. Class A	13,400	16
	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,000	16
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	16
	Bafang Electric Suzhou Co. Ltd. Class A	6,076	16
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	16
*	Shanghai Medicilon Inc. Class A	3,647	16
*	Beijing VRV Software Corp. Ltd. Class A	27,800	15
	FAWER Automotive Parts Co. Ltd. Class A	21,400	15
	Monalisa Group Co. Ltd. Class A	12,415	15
	KBC Corp. Ltd. Class A	6,258	15
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	14
	Juewei Food Co. Ltd. Class A	6,600	14
	Keboda Technology Co. Ltd. Class A	2,000	14
*	Orient Group Inc. Class A	92,500	14
	Grinm Advanced Materials Co. Ltd. Class A	11,200	14
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	14
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	14

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	14
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	13
	PCI Technology Group Co. Ltd. Class A	23,100	13
*	Blue Sail Medical Co. Ltd. Class A	20,400	13
*	Client Service International Inc. Class A	9,400	13
	JL Mag Rare-Earth Co. Ltd. Class A	7,520	13
*	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	9,800	13
*	Offcn Education Technology Co. Ltd. Class A	53,900	12
*	Shenzhen World Union Group Inc. Class A	50,700	12
*	Lier Chemical Co. Ltd. Class A	11,340	12
	Hangzhou Onechance Tech Corp. Class A	5,800	12
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	11
*	Beijing Tongtech Co. Ltd. Class A	9,300	11
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	13,400	11
*	Hongbo Co. Ltd. Class A	7,900	11
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	10
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	10
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	10
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	10
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	9
	Shandong Publishing & Media Co. Ltd. Class A	5,700	9
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	9
*	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	8
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	8
	BBMG Corp. Class A	38,700	8
	Shandong Head Co. Ltd. Class A	5,200	8
*,3	Blivex Technology Co. Ltd. Class A	518,200	8
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	8
*	Moody Technology Holdings Ltd.	1,054,399	6
*	Dongjiang Environmental Co. Ltd. Class H	27,100	5
*	Yijiahe Technology Co. Ltd. Class A	2,200	4
*,2	Archosaur Games Inc.	12,087	2
	Ausnutria Dairy Corp. Ltd.	4,283	1
*	Yuzhou Group Holdings Co. Ltd.	112,243	1
*	Road King Infrastructure Ltd.	2,587	—
*,3	Yango Group Co. Ltd. Class A	100,500	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	245,300	—
	Qingdao Port International Co. Ltd. Class A	100	—
*,2	Peijia Medical Ltd.	1,001	—
*,3	China Zhongwang Holdings Ltd.	442,800	—
			1,279,898
Colombia (0.0%)
	Bancolombia SA ADR	59,930	1,997
	Interconexion Electrica SA ESP	258,385	1,116
[1]	Ecopetrol SA ADR	83,085	891
	Ecopetrol SA	971,880	522
	Bancolombia SA	22,068	199
	Cementos Argos SA	61,150	126
			4,851
Czech Republic (0.0%)
	CEZ A/S	93,469	3,599
	Komercni banka A/S	38,399	1,327
[2]	Moneta Money Bank A/S	180,939	828
	Colt CZ Group SE	8,390	238
			5,992
Denmark (0.8%)
	Novo Nordisk A/S Class B	1,831,135	242,612
	DSV A/S	101,664	18,650
*	Vestas Wind Systems A/S	607,573	15,036
	Novonesis (Novozymes) B Class B	209,268	13,321
	Danske Bank A/S	403,896	12,352
*	Genmab A/S	39,715	11,218
	Coloplast A/S Class B	75,756	9,848
	Pandora A/S	50,035	7,843
	Carlsberg A/S Class B	55,793	6,737
*,2	Orsted A/S	112,681	6,716
*	Zealand Pharma A/S	40,639	5,475
	Tryg A/S	197,543	4,325
	AP Moller - Maersk A/S Class A	2,508	4,074

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	AP Moller - Maersk A/S Class B	2,044	3,381
	Ringkjoebing Landbobank A/S	16,134	2,856
*	NKT A/S	31,079	2,798
*	Royal Unibrew A/S	31,305	2,458
*	GN Store Nord A/S	86,311	2,268
*	Demant A/S	57,280	2,196
	Jyske Bank A/S (Registered)	26,755	2,181
*	Ambu A/S Class B	105,594	2,144
	ROCKWOOL A/S Class B	4,726	2,089
*	ALK-Abello A/S	78,249	1,764
	FLSmidth & Co. A/S	34,155	1,742
	Sydbank A/S	30,987	1,671
	ISS A/S	88,063	1,610
	Topdanmark A/S	23,045	1,255
*	Bavarian Nordic A/S	34,336	926
	Alm Brand A/S	482,224	920
	Torm plc Class A	22,762	881
*,2	Netcompany Group A/S	20,129	857
	Spar Nord Bank A/S	40,007	816
	H Lundbeck A/S	114,496	716
	D/S Norden A/S	13,569	587
	Schouw & Co. A/S	6,327	522
	Chemometec A/S	8,854	491
[2]	Scandinavian Tobacco Group A/S	28,791	422
	Dfds A/S	15,232	418
*	NTG Nordic Transport Group A/S	8,194	348
*	Svitzer Group A/S	8,034	308
	H Lundbeck A/S Class A	52,636	283
			397,115
Egypt (0.0%)
	Commercial International Bank Egypt SAE	1,327,861	2,278
	Talaat Moustafa Group	604,098	699
	Eastern Co. SAE	794,948	366
*	EFG Holding SAE	793,276	345
*	Fawry for Banking & Payment Technology Services SAE	1,589,101	225
	Telecom Egypt Co.	127,965	90
	Egypt Kuwait Holding Co. SAE	83,183	57
	ElSewedy Electric Co.	55,607	54
	Egypt Kuwait Holding Co. SAE (XCAI)	54,479	42
	Madinet Masr For Housing & Development	202,589	17
			4,173
Finland (0.2%)
	Nordea Bank Abp (XHEL)	1,993,245	23,324
	Nokia OYJ	3,169,059	12,454
	Sampo OYJ Class A	271,745	11,912
	UPM-Kymmene OYJ	332,704	11,005
	Kone OYJ Class B	198,649	10,144
	Wartsila OYJ Abp	286,013	5,910
	Neste OYJ	244,891	4,943
	Stora Enso OYJ Class R	389,343	4,867
	Elisa OYJ	87,812	4,089
	Fortum OYJ	257,550	3,960
	Metso OYJ	377,197	3,833
	Konecranes OYJ	41,371	2,890
	Kesko OYJ Class B	155,654	2,816
	Orion OYJ Class B	61,265	2,814
	Valmet OYJ	97,425	2,759
	Huhtamaki OYJ	50,708	2,055
	Kemira OYJ	66,030	1,493
	Cargotec OYJ Class B	24,362	1,242
	Mandatum OYJ	263,216	1,219
	TietoEVRY OYJ (XHEL)	53,670	1,088
*	Kojamo OYJ	103,130	1,020
*	QT Group OYJ	11,190	996
*	Kalmar OYJ Class B	24,362	720
	Metsa Board OYJ Class B	92,675	708
	Outokumpu OYJ	188,954	681
	Nokian Renkaat OYJ	68,268	623
[2]	Terveystalo OYJ	33,738	376

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Revenio Group OYJ	11,637	362
	Tokmanni Group Corp.	26,264	322
	Sanoma OYJ	33,466	247
	YIT OYJ	75,612	190
	Citycon OYJ	38,860	171
	F-Secure OYJ	66,775	150
*	Finnair OYJ	46,503	118
			121,501
France (2.3%)
	LVMH Moet Hennessy Louis Vuitton SE	147,185	103,819
	TotalEnergies SE	1,203,305	81,183
	Schneider Electric SE	318,376	76,740
	Sanofi SA	658,448	67,881
	Airbus SE	350,940	53,107
	Safran SA	202,640	44,518
	Hermes International SCA	20,254	44,262
	EssilorLuxottica SA	182,354	41,730
	BNP Paribas SA	599,831	41,097
	AXA SA	1,067,929	37,495
	Vinci SA	294,955	33,660
*	L'Oreal SA Loyalty Shares	73,741	31,889
*	Air Liquide SA Loyalty Shares	174,386	31,818
	Danone SA	373,033	24,234
	Cie de Saint-Gobain SA	280,845	24,092
	Air Liquide SA (XPAR)	117,532	21,445
	L'Oreal SA (XPAR)	49,227	21,288
	Capgemini SE	97,087	19,274
	Legrand SA	156,912	16,954
	Cie Generale des Etablissements Michelin SCA	419,470	16,606
	Pernod Ricard SA	123,521	16,528
	Dassault Systemes SE	401,690	15,228
	Publicis Groupe SA	140,073	14,623
	Kering SA	43,627	13,399
	STMicroelectronics NV	391,969	12,960
	Orange SA	1,138,665	12,636
	Veolia Environnement SA	381,579	11,987
	Societe Generale SA	447,568	11,609
	Thales SA	59,534	9,463
	Credit Agricole SA	598,063	9,076
*	Engie SA Loyalty Shares	513,516	8,073
*	L'Oreal SA	14,952	6,466
	Edenred SE	154,332	6,426
	Engie SA (XPAR)	398,846	6,270
	Bureau Veritas SA	184,566	5,775
	Renault SA	118,154	5,726
*	Air Liquide SA	29,797	5,437
*	Unibail-Rodamco-Westfield	66,337	4,961
	Carrefour SA	324,513	4,841
	Eiffage SA	48,057	4,783
[2]	Euronext NV	46,806	4,732
	Teleperformance SE	36,499	4,699
	Eurofins Scientific SE	75,579	4,475
	Accor SA	111,986	4,310
	Vivendi SE	393,616	4,200
	Getlink SE	225,631	4,021
*	Alstom SA	205,131	4,019
	Bouygues SA	110,624	3,819
	Rexel SA	138,424	3,517
	Bollore SE	544,264	3,388
	Gecina SA	33,343	3,306
	Klepierre SA	113,853	3,260
	Sartorius Stedim Biotech	15,411	3,075
	SPIE SA	77,413	2,992
	Gaztransport Et Technigaz SA	20,212	2,978
*	Air Liquide SA (XETR)	16,206	2,957
	Arkema SA	31,930	2,881
[2]	Amundi SA	36,101	2,635
	BioMerieux	24,469	2,582
	Dassault Aviation SA	12,699	2,557

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Aeroports de Paris SA	18,378	2,415
	Nexans SA	17,808	2,302
	Elis SA	96,893	2,241
	Ipsen SA	19,793	2,222
[2]	La Francaise des Jeux SAEM	53,803	2,087
	Technip Energies NV	80,805	2,059
	Alten SA	17,544	1,930
	SCOR SE	88,498	1,894
*	Sodexo SA ACT Loyalty Shares	19,950	1,889
*	SOITEC	14,576	1,879
	Wendel SE	18,624	1,784
	Sodexo SA (XPAR)	18,360	1,739
[2]	Neoen SA	39,833	1,661
	Covivio SA	32,161	1,656
	Rubis SCA	52,714	1,651
*,2	Worldline SA	141,360	1,604
*	Vallourec SACA	93,932	1,519
	Sopra Steria Group	8,137	1,508
	Valeo SE	131,022	1,497
	IPSOS SA	22,452	1,386
*	Ubisoft Entertainment SA	63,084	1,296
*	Engie SA PF 2025	82,296	1,294
*	Pluxee NV	53,011	1,243
[2]	Verallia SA	41,630	1,225
	SES SA	196,812	1,064
	Remy Cointreau SA	13,431	1,060
	Forvia SE	89,818	1,052
*	Eurazeo SE Prime DE Fidelite	13,021	1,024
	Virbac SACA	2,471	941
*	JCDecaux SE	42,873	894
	Coface SA	56,335	853
*	SEB SA Loyalty Shares	8,479	848
	Eurazeo SE (XPAR)	10,744	845
	Societe BIC SA	13,438	843
*	ID Logistics Group SACA	1,639	793
	Imerys SA	21,904	744
*	Engie SA	44,619	701
[1]	VusionGroup	4,521	659
*,1	Air France-KLM	66,702	593
	Mercialys SA	46,548	590
	ARGAN SA	6,980	570
	SEB SA (XPAR)	5,652	566
	Interparfums SA	10,951	556
[2]	Ayvens SA	82,517	546
*	Carmila SA	29,973	541
*	Sodexo Inc. (Prime Fidelite 2026)	5,313	503
	Trigano SA	4,267	500
	Television Francaise 1 SA	53,534	471
	Quadient SA	22,802	452
*,1	Eutelsat Communications SACA	83,850	433
	Eramet SA	5,023	427
	Altarea SCA	3,886	419
	ICADE	17,514	389
	Metropole Television SA	28,896	377
*	Exclusive Networks SA	14,170	357
*	Sodexo Prime De Fidelite 2027	3,648	345
	Mersen SA	9,320	323
*	Voltalia SA (Registered)	27,548	306
*	Nexity SA	25,399	286
	Vicat SACA	8,001	278
	Opmobility	26,277	275
*	Sodexo SA (Loyalty Line 2025)	2,851	270
	Derichebourg SA	46,656	240
*,2	X-Fab Silicon Foundries SE	37,322	239
*	Viridien	4,491	233
	Lagardere SA	9,293	226
*,1	Valneva SE	62,863	224
*,2	Elior Group SA	62,064	215
	Etablissements Maurel et Prom SA	34,462	210
*	Eurazeo SE	2,591	204

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Beneteau SACA	20,566	200
	Vetoquinol SA	1,775	194
*	Eurazeo SE	2,236	176
	Antin Infrastructure Partners SA	12,772	173
	Fnac Darty SA	5,650	168
	Peugeot Invest SA	1,670	151
*	Sodexo SA Loyalty Shares 2025	1,212	115
*	Lisi SA	4,123	113
*	Believe SA	7,104	106
*,1	OVH Groupe SAS	16,305	105
	Equasens	1,757	91
*	LISI	3,247	89
	LISI SA (XPAR)	3,158	87
	Manitou BF SA	3,706	86
	GL Events SACA	3,863	79
	Boiron SA	2,097	74
*	Emeis SA	6,415	72
	Esso SA Francaise	367	58
*	Euroapi SA	13,519	55
	Jacquet Metals SACA	3,284	54
	Bonduelle SCA	3,440	24
*	Casino Guichard Perrachon SA	4,514	17
*,2	Aramis Group SAS	1,390	7
			1,158,522
Germany (1.8%)
	SAP SE	657,131	138,931
	Siemens AG (Registered)	444,060	81,306
	Allianz SE (Registered)	233,137	65,667
	Deutsche Telekom AG (Registered)	1,993,855	52,154
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	79,105	38,961
	Mercedes-Benz Group AG	499,108	32,993
	Infineon Technologies AG	779,919	27,093
	Deutsche Post AG	591,256	26,373
	adidas AG	99,098	24,834
	BASF SE	531,328	24,737
	Deutsche Boerse AG	110,929	22,715
	E.ON SE	1,324,187	18,569
	Deutsche Bank AG (Registered)	1,174,356	18,279
	Bayer AG (Registered)	590,795	17,577
	Bayerische Motoren Werke AG (XETR)	176,308	16,352
	RWE AG	432,109	16,127
	Rheinmetall AG	26,262	14,304
	Merck KGaA	77,922	13,922
	Vonovia SE	425,837	13,056
	Daimler Truck Holding AG	314,091	12,127
	Commerzbank AG	626,497	10,213
	Symrise AG	79,564	10,028
*	Siemens Energy AG	329,934	9,581
	MTU Aero Engines AG	33,004	9,346
*	Fresenius SE & Co. KGaA	255,038	9,138
	Hannover Rueck SE	36,722	9,118
[2]	Siemens Healthineers AG	164,388	8,811
	Heidelberg Materials AG	84,570	8,810
	Beiersdorf AG	60,255	8,746
*,2	Covestro AG	114,666	6,750
	Brenntag SE	83,272	5,924
*	Qiagen NV	130,307	5,798
	GEA Group AG	111,630	4,929
	Fresenius Medical Care AG	122,033	4,709
	LEG Immobilien SE (XETR)	48,823	4,259
	Continental AG	69,115	4,237
	Henkel AG & Co. KGaA (XTER)	47,051	3,646
[2]	Scout24 SE	45,842	3,624
*,2	Zalando SE	132,714	3,401
	Knorr-Bremse AG	38,934	3,131
	CTS Eventim AG & Co. KGaA	35,014	3,084
	Nemetschek SE	32,209	3,076
	Puma SE	60,186	2,987
	Evonik Industries AG	134,224	2,718

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Freenet AG	95,439	2,641
*,2	Delivery Hero SE	117,870	2,622
	Talanx AG	34,274	2,604
	Rational AG	2,820	2,469
	Deutsche Lufthansa AG (Registered)	376,529	2,360
	Bechtle AG	48,441	2,141
	Gerresheimer AG	20,470	2,116
	Volkswagen AG	16,818	1,984
*	TUI AG	266,675	1,720
	KION Group AG	41,192	1,629
	AIXTRON SE	65,258	1,524
	HOCHTIEF AG	12,341	1,467
	Carl Zeiss Meditec AG (Bearer)	21,299	1,457
	Aurubis AG	17,873	1,394
	K&S AG (Registered)	107,353	1,383
	Hensoldt AG	35,636	1,319
	LANXESS AG	50,398	1,316
[1]	HUGO BOSS AG	32,706	1,300
*	TAG Immobilien AG	83,342	1,256
*	Nordex SE	80,839	1,226
	Stroeer SE & Co. KGaA	17,364	1,174
*,2	TeamViewer SE	85,827	1,158
	Krones AG	8,014	1,084
*	Fraport AG Frankfurt Airport Services Worldwide	20,771	1,055
	United Internet AG (Registered)	47,431	1,052
	thyssenkrupp AG	270,455	1,036
	Traton SE	31,964	1,008
*	Encavis AG	52,961	993
	Siltronic AG	11,470	935
	FUCHS SE	26,647	924
	Jenoptik AG	30,842	879
*	Evotec SE	89,530	844
	Wacker Chemie AG	8,167	816
*	Aroundtown SA	380,617	812
[2]	DWS Group GmbH & Co. KGaA	21,410	810
*	Hypoport SE	2,713	806
	Bilfinger SE	13,827	775
*	Grand City Properties SA	63,161	745
[2]	Befesa SA	23,587	732
	Schott Pharma AG & Co. KGaA	20,796	717
	flatexDEGIRO AG	49,787	703
[1]	ProSiebenSat.1 Media SE	101,969	700
	CANCOM SE	19,500	692
*,2	Redcare Pharmacy NV	4,534	679
	Stabilus SE	13,647	668
	RTL Group SA	20,134	634
	Atoss Software SE	4,300	634
*	HelloFresh SE	98,648	616
	Duerr AG	27,488	605
	Fielmann Group AG	13,225	599
	Deutsche Wohnen SE	27,706	550
	Kontron AG	25,651	543
	GRENKE AG	16,366	505
	Sixt SE (XETR)	7,207	503
	KWS Saat SE & Co. KGaA	7,196	499
*	Nagarro SE	5,171	450
*	Ionos SE	16,962	448
*,2	Auto1 Group SE	52,768	444
	Deutz AG	76,031	438
	1&1 AG	26,956	434
*,1,2	Deutsche Pfandbriefbank AG	75,630	427
	Suedzucker AG	32,203	424
	Dermapharm Holding SE	10,219	391
	Elmos Semiconductor SE	4,624	378
	Salzgitter AG	20,762	372
	PNE AG	22,378	356
	Eckert & Ziegler SE	7,527	352
	Hornbach Holding AG & Co. KGaA	4,240	347
	METRO AG	71,401	325
	Norma Group SE	17,124	318

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	CECONOMY AG	100,488	303
	Takkt AG	24,597	285
	Sartorius AG	1,185	265
	Energiekontor AG	3,703	260
*	Encavis AG (XETR)	13,240	243
	Indus Holding AG	9,890	240
	Hamburger Hafen und Logistik AG (XETR)	14,037	235
	CompuGroup Medical SE & Co. KGaA	13,404	232
	Adtran Networks SE	10,721	223
	Verbio SE	11,739	221
	Wacker Neuson SE	14,125	220
	Kloeckner & Co. SE	37,015	204
	GFT Technologies SE	7,748	199
	Vossloh AG	3,545	188
	Deutsche Beteiligungs AG	6,560	175
[1]	STRATEC SE	3,864	170
	PATRIZIA SE	20,904	165
	Deutsche EuroShop AG	6,220	163
*,3	MorphoSys AG	2,216	163
*,1	SGL Carbon SE	24,080	162
	Adesso SE	1,624	161
	Vitesco Technologies Group AG (XETR)	2,630	159
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	16,189	153
	Draegerwerk AG & Co. KGaA (XETR)	3,032	151
	SMA Solar Technology AG	5,331	143
	Wuestenrot & Wuerttembergische AG	9,451	128
	RENK Group AG	3,413	96
*,1	BayWa AG	6,589	93
*	About You Holding SE	22,042	83
	New Work SE	985	70
	Secunet Security Networks AG	527	70
	Pfeiffer Vacuum Technology AG	401	68
	ElringKlinger AG	10,240	54
*	Basler AG	4,914	52
	Hamburger Hafen und Logistik AG	738	13
			897,268
Greece (0.1%)
	National Bank of Greece SA	439,834	3,861
	Eurobank Ergasias Services and Holdings SA Class A	1,487,331	3,408
	Metlen Energy & Metals SA	68,162	2,694
	Piraeus Financial Holdings SA	598,414	2,528
	Alpha Services and Holdings SA	1,243,064	2,294
	OPAP SA	105,931	1,847
	JUMBO SA	63,594	1,704
	Public Power Corp. SA	129,040	1,644
	Hellenic Telecommunications Organization SA ADR	117,615	955
	Motor Oil Hellas Corinth Refineries SA	31,154	794
	Titan Cement International SA	20,498	730
	Hellenic Telecommunications Organization SA	42,205	693
	GEK TERNA SA	34,456	668
	Terna Energy SA	28,979	603
	Optima bank SA	44,015	583
	HELLENiQ ENERGY Holdings SA	51,576	413
*	LAMDA Development SA	49,170	405
	Aegean Airlines SA	27,412	341
	Cenergy Holdings SA	25,268	264
	Holding Co. ADMIE IPTO SA	98,417	240
	Hellenic Exchanges - Athens Stock Exchange SA	45,149	234
	Athens International Airport SA	27,154	234
	Viohalco SA	35,271	225
	Sarantis SA	15,818	188
	Intracom Holdings SA (Registered)	49,931	180
*	Epsilon Net SA	12,059	157
	Piraeus Port Authority SA	4,968	140
	Quest Holdings SA	22,944	134
	Fourlis Holdings SA	26,150	111
	Athens Water Supply & Sewage Co. SA	17,663	111
	Ellaktor SA	37,343	79
	Autohellas Tourist and Trading SA	6,052	78

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Intrakat Technical & Energy Projects SA	13,321	72
	Ideal Holdings SA	7,133	45
*	Intralot SA-Integrated Information Systems & Gaming Services	31,358	42
*,3	FF Group	12,862	—
			28,699
Hong Kong (0.4%)
	AIA Group Ltd.	6,749,582	45,147
	Hong Kong Exchanges & Clearing Ltd.	764,724	22,557
	Techtronic Industries Co. Ltd.	796,000	10,194
	CLP Holdings Ltd.	995,580	8,545
	CK Hutchison Holdings Ltd.	1,541,391	8,052
	Sun Hung Kai Properties Ltd.	913,982	7,914
	Link REIT	1,623,288	6,849
	BOC Hong Kong Holdings Ltd.	2,221,200	6,462
	Lenovo Group Ltd.	4,710,000	6,100
	Hang Seng Bank Ltd.	467,151	5,721
	Hong Kong & China Gas Co. Ltd.	6,886,365	5,611
	Galaxy Entertainment Group Ltd.	1,325,000	5,570
	Power Assets Holdings Ltd.	847,500	5,401
	Jardine Matheson Holdings Ltd.	117,762	4,149
	CK Asset Holdings Ltd.	1,064,750	4,068
[2]	WH Group Ltd.	4,527,758	2,943
*	Sands China Ltd.	1,416,400	2,655
[2]	ESR Group Ltd.	1,719,589	2,600
	MTR Corp. Ltd.	794,826	2,571
[2]	Samsonite International SA	820,496	2,366
	Wharf Real Estate Investment Co. Ltd.	939,600	2,310
	CK Infrastructure Holdings Ltd.	335,500	2,238
	PRADA SpA	303,300	2,187
	Sino Land Co. Ltd.	1,984,279	2,052
	Swire Pacific Ltd. Class A	231,642	1,998
	ASMPT Ltd.	189,822	1,985
	Henderson Land Development Co. Ltd.	696,896	1,957
	Hongkong Land Holdings Ltd.	601,000	1,941
	SITC International Holdings Co. Ltd.	740,000	1,651
	Wharf Holdings Ltd.	580,600	1,592
	AAC Technologies Holdings Inc.	381,000	1,395
	Xinyi Glass Holdings Ltd.	1,169,000	1,235
[2]	Budweiser Brewing Co. APAC Ltd.	940,900	1,142
	PCCW Ltd.	2,106,112	1,092
[2]	BOC Aviation Ltd.	121,900	1,070
	L'Occitane International SA	239,750	1,038
*	HUTCHMED China Ltd.	268,500	1,038
	Bank of East Asia Ltd.	810,672	1,022
	Orient Overseas International Ltd.	72,000	1,014
	Swire Properties Ltd.	575,380	909
	Chow Tai Fook Jewellery Group Ltd.	987,200	896
	Pacific Basin Shipping Ltd.	2,885,000	866
	Hysan Development Co. Ltd.	574,000	786
	Hang Lung Properties Ltd.	977,000	716
	Swire Pacific Ltd. Class B	547,500	710
[1]	New World Development Co. Ltd.	738,306	688
*	MMG Ltd.	2,114,163	656
	MGM China Holdings Ltd.	443,600	647
	Hang Lung Group Ltd.	581,000	637
	United Laboratories International Holdings Ltd.	542,000	623
	VTech Holdings Ltd.	94,600	622
	Stella International Holdings Ltd.	361,500	602
	Wynn Macau Ltd.	814,000	601
	Yue Yuen Industrial Holdings Ltd.	361,500	590
	First Pacific Co. Ltd.	1,234,613	549
	Cathay Pacific Airways Ltd.	502,090	525
	Kerry Properties Ltd.	302,500	515
	Man Wah Holdings Ltd.	831,600	490
	NWS Holdings Ltd.	536,500	480
*,1	Cowell e Holdings Inc.	171,000	469
*	Shun Tak Holdings Ltd.	4,732,000	467
*	SJM Holdings Ltd.	1,351,000	435
*	CGN Mining Co. Ltd.	1,535,000	431

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Shangri-La Asia Ltd.	577,519	405
	Luk Fook Holdings International Ltd.	203,415	400
	Fortune REIT	833,923	399
	Dah Sing Financial Holdings Ltd.	142,144	372
*	NagaCorp Ltd.	719,332	347
	DFI Retail Group Holdings Ltd.	189,800	332
*,1	Mongolian Mining Corp.	309,000	330
	Vitasoy International Holdings Ltd.	450,332	323
	Johnson Electric Holdings Ltd.	226,750	313
	Champion REIT	1,323,332	269
	China Travel International Investment Hong Kong Ltd.	1,772,000	250
*	Melco International Development Ltd.	399,000	234
*,2	FIT Hon Teng Ltd.	671,000	232
	Sunlight REIT	970,000	211
	Nexteer Automotive Group Ltd.	459,000	199
	Cafe de Coral Holdings Ltd.	186,000	192
*,1	United Energy Group Ltd.	4,402,000	189
*,1	Super Hi International Holding Ltd.	117,900	187
	Jinchuan Group International Resources Co. Ltd.	2,625,000	184
*	IGG Inc.	504,000	182
	CITIC Telecom International Holdings Ltd.	649,500	173
[1]	HKBN Ltd.	537,189	170
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	148,000	163
	Giordano International Ltd.	756,000	153
	VSTECS Holdings Ltd.	272,000	150
*,1,2	Everest Medicines Ltd.	59,500	149
	Kerry Logistics Network Ltd.	165,500	145
	Prosperity REIT	844,000	144
*,1	Vobile Group Ltd.	828,000	139
[1]	Value Partners Group Ltd.	688,000	137
*	C-Mer Medical Holdings Ltd.	394,000	132
	Truly International Holdings Ltd.	976,000	130
	Theme International Holdings Ltd.	2,250,000	130
*	Hong Kong Technology Venture Co. Ltd.	560,000	128
	Huabao International Holdings Ltd.	407,000	122
*	Sa Sa International Holdings Ltd.	1,295,995	121
[2]	Js Global Lifestyle Co. Ltd.	589,000	118
	Chow Sang Sang Holdings International Ltd.	135,000	115
*,1	Realord Group Holdings Ltd.	166,000	114
	EC Healthcare	838,000	113
	K Wah International Holdings Ltd.	490,000	110
	Dah Sing Banking Group Ltd.	113,537	90
*	Texhong International Group Ltd.	173,500	89
	SmarTone Telecommunications Holdings Ltd.	172,000	82
	SUNeVision Holdings Ltd.	228,000	80
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	365,400	79
	Guotai Junan International Holdings Ltd.	860,000	74
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	74
	Far East Consortium International Ltd.	441,100	63
	CITIC Resources Holdings Ltd.	1,238,000	62
*	Television Broadcasts Ltd.	151,800	61
	LK Technology Holdings Ltd.	156,502	58
	Singamas Container Holdings Ltd.	548,000	53
	Asia Cement China Holdings Corp.	142,500	53
*,2	Fosun Tourism Group	110,200	53
*,2	IMAX China Holding Inc.	47,400	51
*,1	Powerlong Real Estate Holdings Ltd.	660,000	51
*	OCI International Holdings Ltd.	310,706	31
*,2	Frontage Holdings Corp.	226,000	22
*	Kingkey Financial International Holdings Ltd.	2,030,000	22
*,2	Sirnaomics Ltd.	34,100	20
*,3	Apollo Future Mobility Group Ltd.	69,827	6
*	Esprit Holdings Ltd.	519	—
*,3	Real Nutrition	143,000	—
*,3	Convoy Inc.	3,102,000	—
*,3	Long Well International Holdings Ltd.	1,348,000	—
			219,922

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
Hungary (0.0%)
	OTP Bank Nyrt	137,798	7,064
	Richter Gedeon Nyrt	87,135	2,484
	MOL Hungarian Oil & Gas plc	275,556	2,147
	Magyar Telekom Telecommunications plc	209,897	629
			12,324
Iceland (0.0%)
	Marel HF	321,007	1,169
[2]	Arion Banki HF	910,889	875
*	Alvotech SA	44,335	534
	Islandsbanki HF	591,741	440
	Hagar HF	671,192	410
*	Kvika banki HF	3,643,468	403
	Reitir fasteignafelag hf	560,810	348
*	Hampidjan HF	278,398	239
	Festi HF	154,022	227
*	Olgerdin Egill Skallagrims HF	1,484,761	189
	Vatryggingafelag Islands HF	1,478,358	162
	Sjova-Almennar Tryggingar HF	604,301	162
	Eimskipafelag Islands hf	60,545	154
*	Icelandair Group HF	10,559,372	66
	Siminn HF	884,912	60
			5,438
India (2.4%)
	HDFC Bank Ltd.	3,369,177	65,107
	Reliance Industries Ltd.	1,593,561	57,452
	Infosys Ltd.	1,648,766	36,561
	Tata Consultancy Services Ltd.	619,323	32,521
	Bharti Airtel Ltd. (XNSE)	1,555,935	27,795
	ICICI Bank Ltd.	1,892,113	27,580
	Mahindra & Mahindra Ltd.	581,633	20,247
	Axis Bank Ltd.	1,372,894	19,178
	Larsen & Toubro Ltd.	402,121	18,364
	Hindustan Unilever Ltd.	530,801	17,173
[2]	Reliance Industries Ltd. GDR	212,171	15,272
	NTPC Ltd.	2,865,740	14,271
	Sun Pharmaceutical Industries Ltd.	649,795	13,365
	Maruti Suzuki India Ltd.	81,895	12,850
	Tata Motors Ltd.	894,970	12,395
	HCL Technologies Ltd.	628,817	12,373
	Bajaj Finance Ltd.	148,802	12,125
*	Zomato Ltd.	4,109,341	11,301
	ITC Ltd.	1,800,283	10,673
	Power Grid Corp. of India Ltd.	2,490,233	10,372
	Titan Co. Ltd.	246,059	10,190
	Asian Paints Ltd.	272,223	10,047
[1]	Infosys Ltd. ADR	453,806	10,043
	Tata Steel Ltd.	5,036,618	9,972
	UltraTech Cement Ltd.	68,588	9,752
	Oil & Natural Gas Corp. Ltd.	2,314,292	9,246
	Coal India Ltd.	1,340,232	8,383
	Adani Ports & Special Economic Zone Ltd.	440,253	8,279
	Bharat Electronics Ltd.	2,148,993	8,132
	Grasim Industries Ltd.	241,193	8,011
	Trent Ltd.	109,149	7,628
*	Jio Financial Services Ltd.	1,898,176	7,475
	Adani Enterprises Ltd.	184,004	6,983
	Tech Mahindra Ltd.	365,220	6,803
	Hindustan Aeronautics Ltd.	114,082	6,723
	Hindalco Industries Ltd.	836,473	6,710
	JSW Steel Ltd.	603,710	6,710
	Kotak Mahindra Bank Ltd.	295,442	6,400
	Nestle India Ltd.	216,757	6,370
*	Adani Power Ltd.	695,404	6,119
	Shriram Finance Ltd.	169,337	5,941
	State Bank of India GDR (Registered)	56,855	5,907
*	Cipla Ltd.	318,545	5,886
	Dr. Reddy's Laboratories Ltd.	72,095	5,822
*	Suzlon Energy Ltd.	6,972,649	5,798

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Power Finance Corp. Ltd.	866,318	5,783
	REC Ltd.	746,027	5,763
	Tata Motors Ltd. Class A	587,965	5,588
*	Adani Green Energy Ltd.	251,677	5,568
	State Bank of India	517,186	5,407
*,2	InterGlobe Aviation Ltd.	99,897	5,342
	Indian Oil Corp. Ltd.	2,445,686	5,330
	Varun Beverages Ltd.	281,304	5,307
*,2	Avenue Supermarts Ltd.	88,994	5,251
	Tata Consumer Products Ltd.	366,879	5,220
[2]	SBI Life Insurance Co. Ltd.	248,424	5,214
	Vedanta Ltd.	946,172	5,104
	Hero MotoCorp Ltd.	77,458	5,089
[2]	HDFC Life Insurance Co. Ltd.	584,946	5,008
	Bharat Petroleum Corp. Ltd. (XNSE)	1,186,470	4,977
*	Britannia Industries Ltd.	71,124	4,918
	Eicher Motors Ltd.	81,732	4,854
	Tata Power Co. Ltd.	881,780	4,789
	Apollo Hospitals Enterprise Ltd.	59,255	4,692
	Bajaj Finserv Ltd.	232,197	4,591
	Bajaj Auto Ltd.	39,513	4,565
	Gail India Ltd.	1,568,803	4,525
	Siemens Ltd.	52,494	4,482
	Divi's Laboratories Ltd.	75,117	4,422
	Max Healthcare Institute Ltd.	388,015	4,285
	Cholamandalam Investment and Finance Co. Ltd.	248,632	4,213
	TVS Motor Co. Ltd.	138,167	4,185
*	Indus Towers Ltd.	777,399	4,030
	DLF Ltd.	362,771	3,862
	Info Edge India Ltd.	45,677	3,841
*	Yes Bank Ltd.	12,026,578	3,819
	Godrej Consumer Products Ltd.	218,883	3,775
	Indian Hotels Co. Ltd.	486,477	3,738
	Cummins India Ltd.	80,812	3,726
	Samvardhana Motherson International Ltd.	1,573,985	3,705
[1]	Wipro Ltd. ADR	593,802	3,658
[2]	LTIMindtree Ltd.	53,019	3,592
	Ambuja Cements Ltd.	433,903	3,530
	Pidilite Industries Ltd.	90,418	3,443
	Persistent Systems Ltd.	59,116	3,421
[2]	ICICI Lombard General Insurance Co. Ltd.	140,541	3,377
	CG Power & Industrial Solutions Ltd.	373,043	3,288
	Havells India Ltd.	147,978	3,273
	Colgate-Palmolive India Ltd.	79,790	3,256
	Lupin Ltd.	140,743	3,221
*	PB Fintech Ltd.	184,539	3,210
	Dixon Technologies India Ltd.	21,549	3,125
	Bharat Forge Ltd.	149,359	3,100
	United Spirits Ltd.	181,598	3,072
[2]	HDFC Asset Management Co. Ltd.	60,575	2,981
	ABB India Ltd.	30,949	2,925
*	Adani Energy Solutions Ltd.	214,349	2,921
	Torrent Power Ltd.	130,335	2,910
	Bharat Heavy Electricals Ltd.	753,850	2,852
	Coforge Ltd.	37,280	2,818
	JSW Energy Ltd.	312,242	2,723
	MRF Ltd.	1,599	2,719
	Shree Cement Ltd.	8,182	2,715
	SRF Ltd.	85,621	2,710
	Jindal Steel & Power Ltd.	225,493	2,670
	Aurobindo Pharma Ltd.	154,354	2,649
	Dabur India Ltd.	343,729	2,613
	Tube Investments of India Ltd.	52,074	2,578
	Federal Bank Ltd.	1,066,717	2,571
	Hindustan Petroleum Corp. Ltd.	544,359	2,559
	Ashok Leyland Ltd.	831,130	2,558
	Marico Ltd.	314,520	2,536
	PI Industries Ltd.	47,653	2,525
	Voltas Ltd.	135,287	2,490
	Phoenix Mills Ltd.	57,336	2,467

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[2]	Indian Railway Finance Corp. Ltd.	1,047,113	2,432
	Supreme Industries Ltd.	37,866	2,427
	Rail Vikas Nigam Ltd.	334,796	2,417
*	Vodafone Idea Ltd.	12,378,274	2,409
[2]	Macrotech Developers Ltd.	152,642	2,390
	NHPC Ltd.	1,875,482	2,361
*	Godrej Properties Ltd.	61,220	2,360
	Polycab India Ltd.	28,633	2,352
	Zydus Lifesciences Ltd.	156,374	2,332
	Mphasis Ltd.	64,488	2,235
	Embassy Office Parks REIT	510,924	2,213
	Oil India Ltd.	319,612	2,208
	KPIT Technologies Ltd.	98,333	2,170
	Torrent Pharmaceuticals Ltd.	56,797	2,156
	Indian Railway Catering & Tourism Corp. Ltd.	181,900	2,151
	UPL Ltd.	313,447	2,146
	Sundaram Finance Ltd.	40,192	2,080
	Bosch Ltd.	4,962	2,075
	Bharti Airtel Ltd.	157,675	2,047
[2]	ICICI Prudential Life Insurance Co. Ltd.	231,548	2,040
	APL Apollo Tubes Ltd.	114,283	2,032
	Container Corp. of India Ltd.	162,347	2,024
*	Max Financial Services Ltd.	151,864	2,020
	Crompton Greaves Consumer Electricals Ltd.	372,844	2,013
	Exide Industries Ltd.	320,290	2,006
	NMDC Ltd.	679,588	1,968
	Alkem Laboratories Ltd.	30,509	1,936
	Balkrishna Industries Ltd.	48,572	1,931
*	FSN E-Commerce Ventures Ltd.	826,531	1,910
	Punjab National Bank	1,278,170	1,899
	Solar Industries India Ltd.	14,621	1,890
	Petronet LNG Ltd.	426,252	1,880
*	IDFC First Bank Ltd.	2,055,057	1,870
	Astral Ltd. (XNSE)	71,322	1,867
	Bank of Baroda	614,816	1,866
	Page Industries Ltd.	3,666	1,859
	Bajaj Holdings & Investment Ltd.	15,833	1,822
	Adani Total Gas Ltd.	168,698	1,809
	Oracle Financial Services Software Ltd.	13,503	1,786
	Tata Elxsi Ltd.	21,240	1,775
	Fortis Healthcare Ltd.	290,036	1,740
	KEI Industries Ltd.	33,362	1,731
	Wipro Ltd.	275,757	1,721
[2]	Sona Blw Precision Forgings Ltd.	210,880	1,713
*	GMR Airports Infrastructure Ltd.	1,400,213	1,706
[2]	AU Small Finance Bank Ltd.	218,571	1,689
	Jindal Stainless Ltd. (XNSE)	189,940	1,684
	Steel Authority of India Ltd.	914,975	1,679
	360 One Wam Ltd.	123,607	1,676
	Glenmark Pharmaceuticals Ltd.	93,013	1,634
	Prestige Estates Projects Ltd.	74,609	1,623
	SBI Cards & Payment Services Ltd.	185,495	1,613
	Deepak Nitrite Ltd.	43,286	1,603
	Kalyan Jewellers India Ltd.	230,088	1,596
*	Delhivery Ltd.	329,124	1,592
	LIC Housing Finance Ltd.	172,379	1,585
	Tata Communications Ltd.	66,520	1,584
	Jubilant Foodworks Ltd.	221,030	1,584
	Coromandel International Ltd.	78,055	1,551
	Amara Raja Energy & Mobility Ltd.	79,658	1,551
	Oberoi Realty Ltd.	69,252	1,543
	ACC Ltd.	49,382	1,532
	Blue Star Ltd.	73,376	1,515
	Computer Age Management Services Ltd.	27,673	1,503
	Canara Bank	1,050,540	1,443
	Apollo Tyres Ltd.	215,699	1,436
	Union Bank of India Ltd.	877,222	1,418
	Carborundum Universal Ltd.	68,907	1,418
*	Mankind Pharma Ltd.	57,933	1,406
	Tata Chemicals Ltd.	103,115	1,381

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Muthoot Finance Ltd.	62,784	1,380
[2]	Cochin Shipyard Ltd.	42,991	1,349
	Indraprastha Gas Ltd.	201,717	1,323
[2]	Laurus Labs Ltd.	234,857	1,303
	AIA Engineering Ltd.	23,562	1,302
	JK Cement Ltd.	24,553	1,298
	Schaeffler India Ltd.	25,170	1,285
*	One 97 Communications Ltd.	214,846	1,272
	Mahindra & Mahindra Financial Services Ltd.	347,070	1,260
*	Indian Renewable Energy Development Agency Ltd.	394,299	1,245
	Linde India Ltd.	12,703	1,241
	Ipca Laboratories Ltd.	79,184	1,239
	Thermax Ltd.	20,185	1,225
	Emami Ltd.	125,311	1,224
	BSE Ltd.	39,135	1,200
	Patanjali Foods Ltd.	57,476	1,186
	Indian Bank	161,857	1,180
	Mazagon Dock Shipbuilders Ltd.	18,722	1,175
	UNO Minda Ltd.	94,012	1,171
[2]	Bandhan Bank Ltd.	444,748	1,161
	National Aluminium Co. Ltd.	487,109	1,134
	Apar Industries Ltd.	10,059	1,110
	Dalmia Bharat Ltd.	49,815	1,103
	Cyient Ltd.	52,414	1,103
	Housing & Urban Development Corp. Ltd.	294,320	1,102
	Cholamandalam Financial Holdings Ltd.	60,518	1,098
	Aarti Industries Ltd.	122,095	1,094
	Berger Paints India Ltd.	163,785	1,087
	Brigade Enterprises Ltd.	71,580	1,079
	L&T Finance Holdings Ltd.	495,344	1,067
	Biocon Ltd.	245,586	1,065
	IIFL Finance Ltd.	200,640	1,062
	IDFC Ltd.	783,748	1,057
	Elgi Equipments Ltd.	126,598	1,049
*	Aditya Birla Fashion and Retail Ltd.	253,621	1,044
	Sundram Fasteners Ltd.	61,310	1,027
	NCC Ltd.	239,084	1,027
	Escorts Kubota Ltd.	20,386	1,018
	Radico Khaitan Ltd.	49,351	1,018
[2]	L&T Technology Services Ltd.	16,031	1,002
	Hindustan Zinc Ltd.	129,254	1,000
	Central Depository Services India Ltd.	33,206	998
	Gujarat Gas Ltd.	122,589	995
	Gujarat Fluorochemicals Ltd.	24,328	985
	Navin Fluorine International Ltd.	21,400	974
	Great Eastern Shipping Co. Ltd.	58,258	968
	Timken India Ltd.	18,821	961
	Sonata Software Ltd.	108,866	960
*	Star Health & Allied Insurance Co. Ltd.	132,168	958
	Kalpataru Projects International Ltd.	58,342	958
	Atul Ltd.	10,044	957
	SKF India Ltd.	14,198	951
	NBCC India Ltd.	437,665	950
	United Breweries Ltd.	39,043	941
	JB Chemicals & Pharmaceuticals Ltd.	40,794	939
	Natco Pharma Ltd.	56,024	914
	Castrol India Ltd.	290,502	912
	Motherson Sumi Wiring India Ltd.	1,031,347	912
	Whirlpool of India Ltd.	35,447	909
	Century Textiles & Industries Ltd.	32,386	905
	Grindwell Norton Ltd.	29,168	903
	Titagarh Rail System Ltd.	46,065	900
*	Suven Pharmaceuticals Ltd.	74,665	890
	Angel One Ltd.	34,271	890
	Hitachi Energy India Ltd.	6,293	874
	Kajaria Ceramics Ltd.	48,902	867
[2]	Syngene International Ltd.	89,218	862
	Ajanta Pharma Ltd.	26,717	861
	Finolex Cables Ltd.	46,951	861
	Honeywell Automation India Ltd.	1,309	853

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Manappuram Finance Ltd.	331,021	849
*	Zee Entertainment Enterprises Ltd.	475,074	848
	HFCL Ltd.	524,693	846
	Mahanagar Gas Ltd.	37,727	844
*	Aditya Birla Capital Ltd.	310,755	844
*	Kaynes Technology India Ltd.	15,689	835
	Piramal Enterprises Ltd.	66,094	824
	Bank of India	545,811	823
	CESC Ltd.	394,390	816
	3M India Ltd.	1,726	811
	Redington Ltd.	318,505	808
	Aegis Logistics Ltd.	80,873	803
	EIH Ltd.	149,751	790
	Birlasoft Ltd.	97,428	789
[2]	Dr Lal PathLabs Ltd.	21,318	788
*,2	Krishna Institute of Medical Sciences Ltd.	30,686	788
*	KEC International Ltd.	70,552	783
	Swan Energy Ltd.	85,770	776
[2]	RBL Bank Ltd.	273,031	770
*	PVR Inox Ltd.	42,786	768
	SJVN Ltd.	430,727	767
[2]	Nippon Life India Asset Management Ltd.	98,912	764
	Bharat Dynamics Ltd.	43,740	764
	Bata India Ltd.	39,350	751
	GlaxoSmithKline Pharmaceuticals Ltd.	22,920	749
*	Ratnamani Metals & Tubes Ltd.	17,242	747
	Gujarat State Petronet Ltd.	182,854	743
	IRB Infrastructure Developers Ltd.	917,809	731
	Poonawalla Fincorp Ltd.	163,538	723
	Granules India Ltd.	95,895	722
	Multi Commodity Exchange of India Ltd.	14,019	720
	Intellect Design Arena Ltd.	62,018	720
[2]	Aster DM Healthcare Ltd.	171,187	712
*,2	Lemon Tree Hotels Ltd.	391,721	706
	Data Patterns India Ltd.	18,379	702
	EID Parry India Ltd.	70,619	694
	ZF Commercial Vehicle Control Systems India Ltd.	3,669	694
	Ramco Cements Ltd.	69,931	691
	Himadri Speciality Chemical Ltd.	133,456	684
	Zensar Technologies Ltd.	71,738	682
	Kirloskar Oil Engines Ltd.	46,169	682
*	Narayana Hrudayalaya Ltd.	44,644	671
*,2	Tejas Networks Ltd.	44,480	661
[2]	IndiaMart InterMesh Ltd.	18,644	657
	BEML Ltd.	12,006	657
	Praj Industries Ltd.	76,620	647
	Sammaan Capital Ltd.	308,790	645
*	Hindustan Construction Co. Ltd.	965,189	645
	Finolex Industries Ltd.	169,019	645
*	Affle India Ltd.	35,569	643
	BASF India Ltd.	8,538	637
	Pfizer Ltd.	9,385	634
	Karur Vysya Bank Ltd.	228,490	632
	Chambal Fertilizers and Chemicals Ltd.	101,353	629
*	India Cements Ltd.	143,258	626
	Sun TV Network Ltd.	57,602	621
[2]	Indian Energy Exchange Ltd.	269,891	621
*	Amber Enterprises India Ltd.	11,943	620
*	Jaiprakash Power Ventures Ltd.	2,587,897	615
	Bayer CropScience Ltd.	7,372	613
	Motilal Oswal Financial Services Ltd.	77,772	613
	Piramal Pharma Ltd.	291,020	613
*	Lloyds Metals & Energy Ltd.	69,401	608
	Hindustan Copper Ltd.	156,415	603
*	Reliance Power Ltd.	1,529,249	601
	Lakshmi Machine Works Ltd.	3,214	601
	JSW Infrastructure Ltd.	147,282	599
	Strides Pharma Science Ltd.	46,763	598
	Welspun Corp. Ltd.	77,864	598
	Tata Investment Corp. Ltd.	7,765	589

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Godrej Industries Ltd.	54,281	588
*	Global Health Ltd.	39,593	588
	Voltamp Transformers Ltd.	3,630	587
	CMS Info Systems Ltd.	84,849	585
	Can Fin Homes Ltd.	57,436	584
	UTI Asset Management Co. Ltd.	46,881	581
	JBM Auto Ltd.	23,609	579
	CreditAccess Grameen Ltd.	35,480	563
[2]	Endurance Technologies Ltd.	17,985	560
*	Sterling and Wilson Renewable	68,064	560
	Sobha Ltd. (XNSE)	25,879	558
*,2	PNB Housing Finance Ltd. (XNSE)	57,658	556
[2]	PowerGrid Infrastructure Investment Trust	484,992	556
*	Devyani International Ltd.	254,261	546
	Triveni Turbine Ltd.	75,940	541
	Neuland Laboratories Ltd.	5,162	540
*	Aavas Financiers Ltd.	26,692	536
	Jyothy Labs Ltd.	85,006	536
	City Union Bank Ltd.	259,238	534
	Electrosteel Castings Ltd.	205,511	533
	Vedant Fashions Ltd.	38,647	532
	HBL Power Systems Ltd.	71,591	531
	CRISIL Ltd.	10,042	526
	Jupiter Wagons Ltd.	72,009	526
	Tata Technologies Ltd.	43,912	526
	Sumitomo Chemical India Ltd.	84,403	524
*	Reliance Infrastructure Ltd.	209,841	521
[2]	IRCON International Ltd.	150,234	520
	Firstsource Solutions Ltd.	155,986	511
	Bombay Burmah Trading Co.	18,422	503
	Newgen Software Technologies Ltd.	40,735	503
	Poly Medicure Ltd.	22,193	497
*	Nuvama Wealth Management Ltd.	6,534	496
[2]	Mindspace Business Parks REIT	119,626	490
	CIE Automotive India Ltd.	69,191	487
	TVS Holdings Ltd.	2,947	486
*	Wockhardt Ltd.	43,603	482
	Asahi India Glass Ltd.	60,078	479
	Craftsman Automation Ltd.	7,135	477
	Ramkrishna Forgings Ltd.	46,347	476
	Jindal Saw Ltd.	61,019	474
	Gokaldas Exports Ltd.	41,131	474
*	NMDC Steel Ltd.	674,943	471
	Bank of Maharashtra	586,753	471
	KPR Mill Ltd.	45,181	470
	Blue Dart Express Ltd.	4,807	470
*	Ceat Ltd.	14,384	463
	Engineers India Ltd.	147,079	462
	Relaxo Footwears Ltd.	44,286	460
	Mastek Ltd.	13,582	460
	Infibeam Avenues Ltd. (XNSE)	1,207,451	455
	IDBI Bank Ltd.	366,011	455
[2]	Quess Corp. Ltd.	53,096	454
	Raymond Ltd.	19,219	453
	Balrampur Chini Mills Ltd.	77,901	448
	Kansai Nerolac Paints Ltd.	121,828	448
	Jubilant Ingrevia Ltd.	61,540	446
	Olectra Greentech Ltd.	21,742	446
	V-Guard Industries Ltd.	80,619	443
	Tanla Platforms Ltd.	37,034	441
	Aptus Value Housing Finance India Ltd.	116,689	441
	Arvind Ltd.	97,613	441
*	Inox Wind Ltd.	197,992	436
*	IFCI Ltd.	409,822	429
*	Equinox India Developments Ltd.	261,087	425
	Supreme Petrochem Ltd.	41,282	423
	Westlife Foodworld Ltd.	42,368	420
[2]	New India Assurance Co. Ltd.	118,334	415
	Jubilant Pharmova Ltd.	44,430	411
	Anand Rathi Wealth Ltd.	9,088	411

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Elecon Engineering Co. Ltd.	54,502	411
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,988	410
	NLC India Ltd.	118,592	409
*	Restaurant Brands Asia Ltd.	315,551	408
*	Sapphire Foods India Ltd.	20,601	407
	ION Exchange India Ltd.	48,802	406
	Cera Sanitaryware Ltd.	3,790	405
	Gujarat Pipavav Port Ltd.	144,949	400
	GHCL Ltd.	59,253	397
	Godawari Power and Ispat Ltd.	29,480	397
*,2	Equitas Small Finance Bank Ltd.	407,119	394
	Vardhman Textiles Ltd.	60,171	393
	Sanofi India Ltd.	4,933	390
	JK Tyre & Industries Ltd.	71,530	381
[2]	ICICI Securities Ltd.	40,951	378
	Capri Global Capital Ltd.	150,232	375
	Fine Organic Industries Ltd.	5,648	374
*	Chalet Hotels Ltd.	36,907	373
	Vinati Organics Ltd.	14,035	371
	KNR Constructions Ltd.	76,589	371
	Usha Martin Ltd.	81,401	370
*	Jai Balaji Industries Ltd.	32,821	367
	Welspun India Ltd.	165,376	363
	PNC Infratech Ltd.	59,998	363
*	Adani Wilmar Ltd.	86,901	362
	eClerx Services Ltd.	12,586	361
	EPL Ltd.	133,127	359
*	Just Dial Ltd.	23,479	358
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	32,049	357
	Alembic Pharmaceuticals Ltd.	25,190	356
	Gujarat State Fertilizers & Chemicals Ltd.	119,346	352
	Balaji Amines Ltd.	11,748	351
	Rainbow Children's Medicare Ltd.	24,769	351
[2]	Metropolis Healthcare Ltd.	13,609	345
	Zydus Wellness Ltd.	12,043	345
	HEG Ltd.	12,885	343
	JK Lakshmi Cement Ltd.	32,258	342
	DCM Shriram Ltd.	26,845	340
*	Honasa Consumer Ltd.	59,711	333
	Safari Industries India Ltd.	13,246	328
	PTC India Ltd.	121,115	327
	Sterlite Technologies Ltd.	194,762	326
	Metro Brands Ltd.	20,079	325
	Route Mobile Ltd.	16,654	324
	Trident Ltd.	679,166	320
	Clean Science & Technology Ltd.	16,468	319
*	Tata Teleservices Maharashtra Ltd.	277,414	319
*	Nuvoco Vistas Corp. Ltd.	74,717	317
	CCL Products India Ltd.	39,319	317
*	Rajesh Exports Ltd.	83,961	316
	NIIT Learning Systems Ltd.	56,349	316
*	Medplus Health Services Ltd.	38,784	315
	BLS International Services Ltd.	72,612	313
	Edelweiss Financial Services Ltd.	370,357	310
	Happiest Minds Technologies Ltd.	31,684	309
*	Nazara Technologies Ltd.	28,380	308
[2]	General Insurance Corp. of India	59,413	306
*	Cello World Ltd.	26,752	305
	NOCIL Ltd.	76,124	301
	Nexus Select Trust	164,459	301
	Rallis India Ltd.	74,494	295
*	TeamLease Services Ltd.	6,983	294
	KSB Ltd.	25,540	294
	Archean Chemical Industries Ltd.	31,677	293
	Garware Technical Fibres Ltd.	6,316	290
	GMM Pfaudler Ltd.	16,739	290
	VIP Industries Ltd.	51,550	287
*,3	Raymond Consumer Care Ltd.	15,375	287
	Tamilnad Mercantile Bank Ltd.	51,470	285
*	Rain Industries Ltd.	136,140	284

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Mahindra Lifespace Developers Ltd.	39,289	284
	Jammu & Kashmir Bank Ltd.	216,079	284
	JM Financial Ltd.	223,256	280
	Karnataka Bank Ltd.	98,208	279
	Bajaj Electricals Ltd.	22,908	274
	Procter & Gamble Health Ltd.	4,346	273
	Rhi Magnesita India Ltd.	37,741	271
*	TTK Prestige Ltd.	22,481	259
	Mangalore Refinery & Petrochemicals Ltd.	97,251	257
[2]	Godrej Agrovet Ltd.	25,053	255
	South Indian Bank Ltd.	787,710	253
*	Sheela Foam Ltd.	20,446	250
	DCB Bank Ltd.	163,334	247
	Orient Electric Ltd.	70,738	246
*	Borosil Renewables Ltd.	36,359	243
	Care Ratings Ltd.	20,479	242
	Syrma SGS Technology Ltd.	40,235	239
	Avanti Feeds Ltd.	29,194	238
	AstraZeneca Pharma India Ltd.	2,814	237
	Century Plyboards India Ltd.	27,829	236
	Saregama India Ltd.	35,469	235
	Graphite India Ltd.	36,497	233
*	Shree Renuka Sugars Ltd.	381,665	233
*	MTAR Technologies Ltd.	10,067	230
*	Alok Industries Ltd.	698,351	225
	Gateway Distriparks Ltd.	168,614	222
*,3	Sanofi Consumer Healthcare India Ltd.	4,933	222
*	V-Mart Retail Ltd.	5,403	221
	Birla Corp. Ltd.	12,063	221
[2]	IRB InvIT Fund	279,757	217
*	Chemplast Sanmar Ltd.	32,661	215
	Polyplex Corp. Ltd.	14,964	212
	JK Paper Ltd.	35,100	212
	Akzo Nobel India Ltd.	5,907	210
	Maharashtra Seamless Ltd.	26,258	204
	Galaxy Surfactants Ltd.	4,894	174
*	Campus Activewear Ltd.	41,160	155
[2]	Dilip Buildcon Ltd.	24,359	151
	Alkyl Amines Chemicals Ltd.	5,678	144
	KRBL Ltd.	37,104	141
	Allcargo Logistics Ltd.	177,663	139
	Bajaj Consumer Care Ltd.	41,473	131
	Kaveri Seed Co. Ltd.	9,329	119
*	TV18 Broadcast Ltd.	188,630	107
	Vaibhav Global Ltd.	25,010	102
	Symphony Ltd.	6,976	99
*	Dhani Services Ltd.	139,298	92
*	Sun Pharma Advanced Research Co. Ltd.	32,065	88
*,3	Brightcom Group Ltd.	961,390	83
	Vakrangee Ltd.	236,119	62
	NIIT Ltd.	40,043	59
	Sobha Ltd.	1,095	12
	Minda Corp. Ltd.	1,564	9
	Sudarshan Chemical Industries Ltd.	676	8
*	Nava Ltd.	363	4
*	Schneider Electric Infrastructure Ltd.	371	4
	Paisalo Digital Ltd.	4,559	4
	Gillette India Ltd.	27	3
*	GE T&D India Ltd.	171	3
	Vesuvius India Ltd.	45	3
	Genus Power Infrastructures Ltd.	637	3
[2]	Home First Finance Co. India Ltd.	258	3
	Bikaji Foods International Ltd.	376	3
	RR Kabel Ltd.	124	3
	Kirloskar Brothers Ltd.	98	3
	Techno Electric & Engineering Co. Ltd.	168	3
	Force Motors Ltd.	15	2
*	G R Infraprojects Ltd.	103	2
*	Kfin Technologies Ltd.	218	2
	AurionPro Solutions Ltd.	90	2

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Pricol Ltd.	405	2
[2]	Sansera Engineering Ltd.	146	2
	J Kumar Infraprojects Ltd.	197	2
*,2	Eris Lifesciences Ltd.	53	1
	Concord Biotech Ltd.	73	1
	Suprajit Engineering Ltd.	149	1
	Kirloskar Pneumatic Co. Ltd.	59	1
	IIFL Securities Ltd.	441	1
*	Rategain Travel Technologies Ltd.	131	1
*	PTC Industries Ltd.	6	1
			1,227,812
Indonesia (0.2%)
	Bank Central Asia Tbk PT	33,024,020	20,911
	Bank Rakyat Indonesia Persero Tbk PT	42,482,842	12,224
	Bank Mandiri Persero Tbk PT	26,291,964	10,369
*	Amman Mineral Internasional PT	7,465,100	5,435
	Telkom Indonesia Persero Tbk PT	28,210,140	5,010
	Astra International Tbk PT	11,797,130	3,429
	Bank Negara Indonesia Persero Tbk PT	8,889,260	2,723
*	GoTo Gojek Tokopedia Tbk PT	633,729,900	2,074
	Sumber Alfaria Trijaya Tbk PT	11,386,900	1,990
	Charoen Pokphand Indonesia Tbk PT	4,386,400	1,410
	Adaro Energy Indonesia Tbk PT	6,972,400	1,382
	United Tractors Tbk PT	853,760	1,355
*	Merdeka Copper Gold Tbk PT	7,949,900	1,206
	Kalbe Farma Tbk PT	11,495,200	1,124
	Barito Pacific Tbk PT	15,410,777	1,036
	Indofood Sukses Makmur Tbk PT	2,391,500	901
	Indofood CBP Sukses Makmur Tbk PT	1,249,200	840
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,471,600	757
	Mitra Keluarga Karyasehat Tbk PT	3,503,400	651
*	Bumi Resources Minerals Tbk PT	66,721,482	645
	Indosat Tbk PT	875,400	597
	Unilever Indonesia Tbk PT	3,601,300	541
	Perusahaan Gas Negara Persero Tbk PT	5,370,300	529
	Sarana Menara Nusantara Tbk PT	10,600,800	518
*	Petrindo Jaya Kreasi Tbk PT	977,600	509
	Semen Indonesia Persero Tbk PT	2,056,694	495
	Dayamitra Telekomunikasi PT	11,275,900	482
*	Japfa Comfeed Indonesia Tbk PT	4,297,000	434
*	Bumi Resources Tbk PT	93,363,165	431
	Medco Energi Internasional Tbk PT	4,933,581	400
	AKR Corporindo Tbk PT	4,222,200	394
	Aneka Tambang Tbk	4,856,300	393
	Jasa Marga Persero Tbk PT	1,144,417	391
	Indocement Tunggal Prakarsa Tbk PT	871,700	389
	Ciputra Development Tbk PT	4,964,830	383
	Pakuwon Jati Tbk PT	14,553,500	382
*	Bumi Serpong Damai Tbk PT	5,776,200	368
	Mayora Indah Tbk PT	2,290,500	368
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	364
	Elang Mahkota Teknologi Tbk PT	14,286,300	359
	Indo Tambangraya Megah Tbk PT	221,200	358
	Mitra Adiperkasa Tbk PT	3,978,800	355
	Tower Bersama Infrastructure Tbk PT	2,882,359	355
	Bukit Asam Tbk PT	1,937,900	320
	LEG Immobilien SE	1,972,881	316
	XL Axiata Tbk PT	2,360,946	315
	Map Aktif Adiperkasa PT	5,841,700	291
	Surya Esa Perkasa Tbk PT	5,478,700	283
	Summarecon Agung Tbk PT	8,115,166	280
	Avia Avian Tbk PT	9,290,900	275
*	Vale Indonesia Tbk PT	1,180,144	272
	Bank Tabungan Negara Persero Tbk PT	3,224,980	261
*	Panin Financial Tbk PT	12,408,800	250
*	Bukalapak.com PT Tbk	33,476,000	243
	Trimegah Bangun Persada Tbk PT	4,237,600	239
*	Gudang Garam Tbk PT	237,600	230
	BFI Finance Indonesia Tbk PT	4,032,300	222

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Aspirasi Hidup Indonesia Tbk PT	3,765,500	185
	Matahari Department Store Tbk PT	2,042,500	182
	Hanjaya Mandala Sampoerna Tbk PT	4,323,200	179
*	Smartfren Telecom Tbk PT	92,173,411	170
*	Bank Pan Indonesia Tbk PT	2,092,200	156
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	138
	Bank BTPN Syariah Tbk PT	1,919,700	134
*	Bank Bukopin Tbk PT (XIDX)	35,555,714	127
*	Media Nusantara Citra Tbk PT	6,116,100	126
*	Global Mediacom Tbk PT	8,690,900	122
*,3	Waskita Karya Persero Tbk PT	9,251,808	115
	Surya Citra Media Tbk PT	11,298,100	97
*	Lippo Karawaci Tbk PT	19,524,292	76
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	74
*	MNC Digital Entertainment Tbk PT	428,110	73
*	Timah Tbk PT	1,216,300	71
*	Bank Neo Commerce Tbk PT	4,158,400	65
	Astra Agro Lestari Tbk PT	170,855	63
*	Alam Sutera Realty Tbk PT	6,013,500	50
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	38
	Bank Danamon Indonesia Tbk PT	189,500	30
*	Bank Raya Indonesia Tbk PT	1,757,745	26
*	Adaro Minerals Indonesia Tbk PT	306,200	25
*	Bank Jago Tbk PT	94,700	16
	Ramayana Lestari Sentosa Tbk PT	322,818	8
			91,410
Ireland (0.1%)
	Kerry Group plc Class A	94,596	8,844
	Kingspan Group plc	93,309	8,730
	Bank of Ireland Group plc	634,768	7,189
	AIB Group plc	903,144	5,180
	Glanbia plc (XDUB)	95,241	1,905
	Dalata Hotel Group plc	120,798	538
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			32,386
Israel (0.2%)
*	Teva Pharmaceutical Industries Ltd.	685,249	11,780
	Bank Leumi Le-Israel BM	919,461	7,923
	Bank Hapoalim BM	831,322	7,629
*	Nice Ltd.	38,787	7,001
	Israel Discount Bank Ltd. Class A	732,320	3,739
*	Nova Ltd.	16,883	3,392
	Mizrahi Tefahot Bank Ltd.	80,578	2,908
*	Tower Semiconductor Ltd.	66,458	2,678
	Elbit Systems Ltd.	14,144	2,532
	ICL Group Ltd.	460,277	1,927
	Camtek Ltd.	16,097	1,616
	First International Bank of Israel Ltd.	36,940	1,489
	Azrieli Group Ltd.	22,234	1,365
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,122,558	1,272
*	Big Shopping Centers Ltd.	10,525	1,028
	Shufersal Ltd.	148,318	1,004
*	Enlight Renewable Energy Ltd.	64,635	990
	Melisron Ltd.	12,802	897
	Amot Investments Ltd.	213,947	867
	Phoenix Holdings Ltd.	88,122	852
	Mivne Real Estate KD Ltd.	339,594	783
	Sapiens International Corp. NV	16,420	635
*	Clal Insurance Enterprises Holdings Ltd.	36,645	558
	Alony Hetz Properties & Investments Ltd.	82,522	551
*	Airport City Ltd.	37,952	524
	Harel Insurance Investments & Financial Services Ltd.	57,896	520
*	Shapir Engineering and Industry Ltd.	91,917	511
	Energix-Renewable Energies Ltd.	140,935	482
	Delek Group Ltd.	4,481	464
	Paz Oil Co. Ltd.	4,895	463
	Israel Corp. Ltd.	2,043	429
	Kenon Holdings Ltd.	16,357	415
*	Shikun & Binui Ltd.	177,799	404

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Formula Systems 1985 Ltd.	5,169	403
	Strauss Group Ltd.	27,341	399
	REIT 1 Ltd.	101,213	378
	FIBI Holdings Ltd.	9,088	372
	Hilan Ltd.	6,811	366
*	Equital Ltd.	12,512	361
*	Fattal Holdings 1998 Ltd.	3,383	358
	Israel Canada T.R Ltd.	100,438	355
*	OPC Energy Ltd.	47,279	337
	Matrix IT Ltd.	17,238	336
	Electra Ltd.	897	329
	Isracard Ltd.	92,515	322
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	317
	Migdal Insurance & Financial Holdings Ltd.	263,851	313
	Oil Refineries Ltd.	1,298,336	312
	Fox Wizel Ltd.	4,705	309
*	Partner Communications Co. Ltd.	72,295	299
	Mega Or Holdings Ltd.	10,570	265
	Menora Mivtachim Holdings Ltd.	9,950	255
*	Ashtrom Group Ltd.	20,230	254
	Summit Real Estate Holdings Ltd.	20,728	245
	One Software Technologies Ltd.	19,326	242
	Delta Galil Ltd.	5,243	233
	Danel Adir Yeoshua Ltd.	2,713	222
	Sella Capital Real Estate Ltd.	112,637	207
*	Perion Network Ltd.	25,241	206
*	Cellcom Israel Ltd.	51,535	195
	AudioCodes Ltd.	13,457	151
	Delek Automotive Systems Ltd.	26,913	147
*	AFI Properties Ltd.	3,182	135
*	G City Ltd.	45,132	125
	Elco Ltd.	4,366	124
	Gav-Yam Lands Corp. Ltd.	13,562	98
*	Kamada Ltd.	16,638	93
	Maytronics Ltd.	22,147	91
	Ashdod Refinery Ltd.	4,722	71
	IDI Insurance Co. Ltd.	2,463	70
*	Priortech Ltd.	541	28
	Next Vision Stabilized Systems Ltd.	1,488	18
	Tel Aviv Stock Exchange Ltd.	2,025	16
*	OY Nofar Energy Ltd.	528	12
	Bet Shemesh Engines Holdings 1997 Ltd.	170	10
			79,007
Italy (0.7%)
	UniCredit SpA	976,217	40,098
	Intesa Sanpaolo SpA	9,617,114	39,054
	Enel SpA	4,641,113	33,134
	Ferrari NV	70,350	28,954
	Eni SpA	1,343,069	21,489
	Stellantis NV	1,234,459	20,571
	Generali SpA	744,469	19,269
	Prysmian SpA	170,547	11,724
	Moncler SpA	126,709	7,555
	Terna - Rete Elettrica Nazionale	850,804	7,085
	FinecoBank Banca Fineco SpA	387,663	6,581
	Snam SpA	1,355,630	6,478
	Leonardo SpA	243,844	5,810
	Banco BPM SpA	806,211	5,582
	Mediobanca Banca di Credito Finanziario SpA	324,334	5,265
[2]	Poste Italiane SpA	267,572	3,622
	BPER Banca SpA	618,121	3,617
	Recordati Industria Chimica e Farmaceutica SpA	57,804	3,147
*,2	Nexi SpA	485,972	2,983
	Tenaris SA	187,395	2,973
	Banca Monte dei Paschi di Siena SpA	526,922	2,875
	Davide Campari-Milano NV	299,687	2,703
	Unipol Gruppo SpA	244,362	2,633
	Amplifon SpA	77,099	2,449
[2]	Infrastrutture Wireless Italiane SpA	207,133	2,305

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Interpump Group SpA	48,125	2,087
	Reply SpA	14,467	2,054
	Buzzi SpA	50,592	1,983
*	Saipem SpA	824,754	1,959
	A2A SpA	899,938	1,906
	Brunello Cucinelli SpA	20,285	1,895
	Hera SpA	458,401	1,677
	Banca Mediolanum SpA	137,953	1,629
	Banca Popolare di Sondrio SpA	203,897	1,554
*,1	Telecom Italia SpA (MTAA)	6,279,446	1,539
[2]	Pirelli & C SpA	241,431	1,511
	Azimut Holding SpA	59,884	1,501
	Italgas SpA	265,764	1,421
	Banca Generali SpA	31,446	1,368
	Tenaris SA ADR	41,830	1,332
	DiaSorin SpA	12,064	1,316
	De' Longhi SpA	41,689	1,314
[2]	BFF Bank SpA	104,952	1,186
	Iveco Group NV	114,795	1,179
	Brembo NV	92,593	1,039
	ERG SpA	32,477	861
*	Technoprobe SpA	94,541	860
	Iren SpA	407,360	829
	SOL SpA	21,228	794
	Lottomatica Group SpA	62,784	766
[2]	Technogym SpA	75,176	737
	Maire SpA	87,046	691
	Webuild SpA (MTAA)	262,151	686
[2]	Enav SpA	156,225	668
	Saras SpA	340,148	589
[2]	Anima Holding SpA	108,107	569
	MFE-MediaForEurope NV Class A	154,765	527
[2]	Carel Industries SpA	27,743	512
	Tamburi Investment Partners SpA	48,617	490
	Sesa SpA	4,305	473
	Credito Emiliano SpA	42,857	469
	Danieli & C Officine Meccaniche SpA (MTAA)	11,340	442
	ACEA SpA	22,675	393
	Moltiply Group SpA	8,773	347
	Salcef Group SpA	12,297	340
	Salvatore Ferragamo SpA	38,396	335
	Sanlorenzo SpA	8,234	335
[2]	RAI Way SpA	60,677	327
	Banca IFIS SpA	13,418	315
	El.En. SpA	29,464	309
*,2	GVS SpA	39,763	275
*,1	Fincantieri SpA	48,370	270
	Italmobiliare SpA	7,863	255
	Piaggio & C SpA	90,492	249
	Ariston Holding NV	56,751	231
	Cementir Holding NV	19,613	221
	Arnoldo Mondadori Editore SpA	74,965	212
	MARR SpA	13,886	173
	Zignago Vetro SpA	13,478	165
*,1	Juventus Football Club SpA	54,556	140
	Tinexta SpA	7,571	124
	MFE-MediaForEurope NV Class B	20,801	97
	Alerion Cleanpower SpA	3,159	54
	Datalogic SpA	7,480	45
	Intercos SpA	2,454	44
	Biesse SpA	3,898	40
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	32
			335,697
Japan (6.0%)
	Toyota Motor Corp.	7,082,640	136,063
	Mitsubishi UFJ Financial Group Inc.	6,483,260	74,884
	Sony Group Corp.	717,000	63,683
	Hitachi Ltd.	2,661,160	57,499
	Tokyo Electron Ltd.	263,200	55,074

Vanguard® Total World Stock Index Fund
	Shares	Market Value ($000)
Sumitomo Mitsui Financial Group Inc.	745,548	53,838
Keyence Corp.	118,432	51,786
Shin-Etsu Chemical Co. Ltd.	1,139,680	50,637
Recruit Holdings Co. Ltd.	846,227	48,525
Mitsubishi Corp.	2,248,600	46,438
Daiichi Sankyo Co. Ltd.	1,126,500	45,880
Tokio Marine Holdings Inc.	1,137,256	44,618
ITOCHU Corp.	809,228	41,500
SoftBank Group Corp.	585,940	35,808
Mizuho Financial Group Inc.	1,515,810	34,652
Mitsui & Co. Ltd.	1,491,200	34,602
Nintendo Co. Ltd.	623,260	34,440
Honda Motor Co. Ltd.	2,859,023	30,547
KDDI Corp.	921,700	27,734
Hoya Corp.	209,551	26,257
Fast Retailing Co. Ltd.	94,400	26,021
Takeda Pharmaceutical Co. Ltd.	911,139	25,580
Daikin Industries Ltd.	160,363	23,254
Murata Manufacturing Co. Ltd.	1,027,422	22,858
Mitsubishi Heavy Industries Ltd.	1,783,270	21,374
Softbank Corp.	1,617,933	21,106
Japan Tobacco Inc.	700,682	20,618
Denso Corp.	1,227,000	20,122
Advantest Corp.	443,156	19,615
Mitsubishi Electric Corp.	1,168,940	19,477
MS&AD Insurance Group Holdings Inc.	815,668	19,229
Oriental Land Co. Ltd.	645,800	18,489
Marubeni Corp.	962,928	18,122
Fujitsu Ltd.	996,600	18,098
Nippon Telegraph & Telephone Corp.	16,768,500	17,870
Canon Inc.	565,300	17,695
Mitsui Fudosan Co. Ltd.	1,655,400	17,150
FANUC Corp.	571,855	16,954
Chugai Pharmaceutical Co. Ltd.	387,300	16,903
Dai-ichi Life Holdings Inc.	549,900	16,767
Disco Corp.	50,000	16,720
Seven & i Holdings Co. Ltd.	1,377,800	16,499
FUJIFILM Holdings Corp.	686,600	16,325
ORIX Corp.	669,960	16,206
SMC Corp.	33,000	16,057
Komatsu Ltd.	551,650	15,682
Renesas Electronics Corp.	907,823	15,636
Sumitomo Corp.	626,800	15,574
TDK Corp.	221,760	15,470
Terumo Corp.	862,056	15,455
Otsuka Holdings Co. Ltd.	290,200	14,791
Nidec Corp.	311,596	13,707
NEC Corp.	156,200	13,520
Bridgestone Corp.	331,104	13,500
Central Japan Railway Co.	555,295	13,092
Sompo Holdings Inc.	569,825	12,993
Astellas Pharma Inc.	1,102,800	12,790
Kao Corp.	281,148	12,311
East Japan Railway Co.	642,815	12,248
Suzuki Motor Corp.	1,062,584	12,211
Olympus Corp.	666,000	11,498
Ajinomoto Co. Inc.	278,200	11,458
Mitsubishi Estate Co. Ltd.	661,091	11,268
Japan Post Holdings Co. Ltd.	1,055,652	11,180
Sumitomo Mitsui Trust Holdings Inc.	432,692	10,937
Nomura Holdings Inc.	1,731,200	10,674
Nippon Steel Corp.	490,158	10,642
Daiwa House Industry Co. Ltd.	369,400	10,461
Asahi Group Holdings Ltd.	278,552	10,254
Panasonic Holdings Corp.	1,244,959	10,198
Aeon Co. Ltd.	431,800	9,852
Resona Holdings Inc.	1,345,489	9,648
Kyocera Corp.	723,500	9,112
Lasertec Corp.	50,900	9,031
ENEOS Holdings Inc.	1,706,207	8,940

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Japan Post Bank Co. Ltd.	850,236	8,848
	Nippon Yusen KK	274,200	8,836
	Kubota Corp.	609,800	8,767
	Sekisui House Ltd.	348,800	8,740
	Toyota Industries Corp.	99,900	8,399
	Toyota Tsusho Corp.	405,300	8,103
	Sumitomo Realty & Development Co. Ltd.	243,746	8,056
	Inpex Corp.	521,700	8,056
	Nomura Research Institute Ltd.	259,969	8,026
	Unicharm Corp.	239,400	8,020
	Shimano Inc.	44,400	7,877
	Bandai Namco Holdings Inc.	365,300	7,763
	Nitto Denko Corp.	88,500	7,685
	Secom Co. Ltd.	119,887	7,655
	Japan Exchange Group Inc.	323,100	7,586
	Shiseido Co. Ltd.	238,400	7,450
	Kansai Electric Power Co. Inc.	434,600	7,439
	Sumitomo Electric Industries Ltd.	475,000	7,185
	Subaru Corp.	367,900	7,073
	Daiwa Securities Group Inc.	850,300	7,020
	Kikkoman Corp.	543,050	6,796
	Shionogi & Co. Ltd.	151,800	6,678
	Pan Pacific International Holdings Corp.	249,900	6,520
	Mitsui OSK Lines Ltd.	203,517	6,464
	Asics Corp.	395,900	6,461
	Kirin Holdings Co. Ltd.	453,600	6,413
	NTT Data Group Corp.	388,600	6,052
	Eisai Co. Ltd.	158,200	6,033
	Obic Co. Ltd.	39,200	5,977
	Obayashi Corp.	453,300	5,952
	Minebea Mitsumi Inc.	245,284	5,900
	T&D Holdings Inc.	302,800	5,676
	Yaskawa Electric Corp.	162,863	5,668
	Sysmex Corp.	344,502	5,640
	West Japan Railway Co.	280,664	5,525
	Nitori Holdings Co. Ltd.	44,700	5,467
	Chubu Electric Power Co. Inc.	427,170	5,386
	Asahi Kasei Corp.	734,900	5,300
	Osaka Gas Co. Ltd.	229,300	5,190
	JFE Holdings Inc.	340,900	4,994
	Tokyo Gas Co. Ltd.	227,400	4,982
	Yamaha Motor Co. Ltd.	531,200	4,947
*	Rakuten Group Inc.	838,900	4,922
	Kajima Corp.	253,200	4,893
	Toray Industries Inc.	931,700	4,844
	Isuzu Motors Ltd.	354,120	4,790
	Idemitsu Kosan Co. Ltd.	714,670	4,707
	Mitsubishi Chemical Group Corp.	793,684	4,688
	Makita Corp.	142,200	4,687
	TOPPAN Holdings Inc.	162,700	4,602
	Shimadzu Corp.	152,000	4,483
*	Tokyo Electric Power Co. Holdings Inc.	894,900	4,482
	Capcom Co. Ltd.	209,000	4,465
	Dai Nippon Printing Co. Ltd.	134,900	4,438
	Daito Trust Construction Co. Ltd.	36,552	4,396
	Konami Group Corp.	57,600	4,334
	Taisei Corp.	100,699	4,277
	Aisin Corp.	125,700	4,241
	Fuji Electric Co. Ltd.	75,277	4,234
	Sumitomo Metal Mining Co. Ltd.	138,800	4,233
	Nexon Co. Ltd.	194,924	4,198
	SBI Holdings Inc.	158,240	4,113
	SCREEN Holdings Co. Ltd.	47,800	4,051
	Isetan Mitsukoshi Holdings Ltd.	203,200	4,043
	Omron Corp.	108,800	4,036
	Concordia Financial Group Ltd.	628,679	3,962
	Ono Pharmaceutical Co. Ltd.	262,900	3,878
	Kawasaki Kisen Kaisha Ltd.	251,391	3,863
	LY Corp.	1,541,900	3,858
	Ebara Corp.	265,000	3,795

Vanguard® Total World Stock Index Fund
	Shares	Market Value ($000)
MEIJI Holdings Co. Ltd.	149,268	3,770
Nippon Paint Holdings Co. Ltd.	586,653	3,745
Tokyu Corp.	306,200	3,710
Chiba Bank Ltd.	395,600	3,706
Hankyu Hanshin Holdings Inc.	125,500	3,581
AGC Inc.	99,800	3,572
Yakult Honsha Co. Ltd.	174,176	3,572
Toyo Suisan Kaisha Ltd.	52,900	3,552
Sumitomo Forestry Co. Ltd.	83,200	3,548
MatsukiyoCocokara & Co.	216,440	3,530
Niterra Co. Ltd.	118,600	3,513
Nissin Foods Holdings Co. Ltd.	117,500	3,494
Yokogawa Electric Corp.	137,900	3,491
Nippon Sanso Holdings Corp.	105,900	3,461
Mitsubishi HC Capital Inc. (XTKS)	476,450	3,428
Sekisui Chemical Co. Ltd.	220,300	3,324
Nissan Motor Co. Ltd.	1,044,901	3,317
Nippon Building Fund Inc.	859	3,315
SUMCO Corp.	199,326	3,277
Fujikura Ltd.	157,900	3,163
Kawasaki Heavy Industries Ltd.	86,200	3,163
Sojitz Corp.	133,259	3,152
Trend Micro Inc.	64,600	3,096
Ricoh Co. Ltd.	331,500	3,086
Dentsu Group Inc.	116,349	3,077
Kyoto Financial Group Inc.	164,000	3,063
MISUMI Group Inc.	164,600	3,029
Daifuku Co. Ltd.	166,500	3,013
Kyushu Electric Power Co. Inc.	281,200	2,968
Kyowa Kirin Co. Ltd.	139,400	2,940
Mazda Motor Corp.	335,900	2,897
Mitsui Chemicals Inc.	99,700	2,883
TIS Inc.	131,900	2,825
Shizuoka Financial Group Inc.	279,900	2,796
Brother Industries Ltd.	133,600	2,741
Rohto Pharmaceutical Co. Ltd.	115,300	2,708
Kurita Water Industries Ltd.	63,100	2,693
IHI Corp.	73,600	2,685
Hikari Tsushin Inc.	14,300	2,678
Ryohin Keikaku Co. Ltd.	140,170	2,643
KDX Realty Investment Corp.	2,557	2,636
Suntory Beverage & Food Ltd.	73,300	2,633
Fukuoka Financial Group Inc.	93,664	2,627
Otsuka Corp.	117,800	2,611
Seiko Epson Corp.	150,600	2,607
Resonac Holdings Corp.	104,088	2,584
Rohm Co. Ltd.	188,400	2,569
Japan Real Estate Investment Corp.	739	2,563
Sanrio Co. Ltd.	120,176	2,551
Tokyu Fudosan Holdings Corp.	352,186	2,543
SG Holdings Co. Ltd.	248,700	2,529
Nomura Real Estate Master Fund Inc.	2,576	2,527
Ibiden Co. Ltd.	64,400	2,496
BayCurrent Consulting Inc.	80,570	2,480
Kintetsu Group Holdings Co. Ltd.	106,300	2,462
Kobe Steel Ltd.	196,000	2,447
Nissan Chemical Corp.	75,500	2,436
Taiyo Yuden Co. Ltd.	80,300	2,413
Tohoku Electric Power Co. Inc.	280,400	2,384
Keisei Electric Railway Co. Ltd.	79,400	2,375
Nippon Prologis REIT Inc.	1,433	2,368
M3 Inc.	253,338	2,365
Japan Metropolitan Fund Investment	3,762	2,349
Hulic Co. Ltd.	239,771	2,340
Kuraray Co. Ltd.	191,300	2,339
Kokusai Electric Corp.	85,000	2,339
Sanwa Holdings Corp.	108,100	2,316
Mebuki Financial Group Inc.	556,150	2,315
Mitsubishi Gas Chemical Co. Inc.	120,300	2,274
Toho Co. Ltd.	62,800	2,255

Vanguard® Total World Stock Index Fund
	Shares	Market Value ($000)
TOTO Ltd.	81,900	2,255
Kyushu Railway Co.	84,424	2,253
Sumitomo Chemical Co. Ltd.	878,292	2,251
Seibu Holdings Inc.	119,588	2,245
Japan Post Insurance Co. Ltd.	108,478	2,233
Kobe Bussan Co. Ltd.	83,100	2,231
GLP J-Reit	2,544	2,229
Zensho Holdings Co. Ltd.	53,800	2,190
Santen Pharmaceutical Co. Ltd.	181,800	2,182
USS Co. Ltd.	238,300	2,149
Daiwa House REIT Investment Corp.	1,335	2,148
Hirose Electric Co. Ltd.	17,121	2,144
Socionext Inc.	106,100	2,143
Credit Saison Co. Ltd.	92,400	2,142
Azbil Corp.	72,800	2,116
Hamamatsu Photonics KK	73,200	2,108
Tosoh Corp.	154,790	2,106
Cosmo Energy Holdings Co. Ltd.	38,852	2,085
Amada Co. Ltd.	177,400	2,083
Shimizu Corp.	331,500	2,083
Yamato Holdings Co. Ltd.	171,500	2,083
Tobu Railway Co. Ltd.	118,300	2,078
Hoshizaki Corp.	65,964	2,077
Invincible Investment Corp.	4,575	2,072
Oji Holdings Corp.	480,900	2,048
Medipal Holdings Corp.	112,000	2,022
McDonald's Holdings Co. Japan Ltd.	48,400	2,005
Yamaha Corp.	84,300	2,004
Nikon Corp.	173,800	1,996
MonotaRO Co. Ltd.	139,144	1,967
COMSYS Holdings Corp.	89,698	1,931
NGK Insulators Ltd.	141,000	1,906
DMG Mori Co. Ltd.	74,400	1,893
Yamazaki Baking Co. Ltd.	76,200	1,884
Odakyu Electric Railway Co. Ltd.	186,100	1,883
NOF Corp.	130,800	1,874
Tokyo Tatemono Co. Ltd.	107,100	1,868
NH Foods Ltd.	56,300	1,860
Koito Manufacturing Co. Ltd.	124,500	1,841
NIPPON EXPRESS HOLDINGS Inc.	37,200	1,841
Asahi Intecc Co. Ltd.	113,800	1,804
Yokohama Rubber Co. Ltd.	78,800	1,791
Kansai Paint Co. Ltd.	108,700	1,785
Sumitomo Heavy Industries Ltd.	66,300	1,780
Persol Holdings Co. Ltd.	1,031,400	1,769
ZOZO Inc.	60,400	1,768
Nisshin Seifun Group Inc.	142,620	1,765
Hachijuni Bank Ltd.	246,900	1,760
Iwatani Corp.	27,400	1,739
Horiba Ltd.	21,700	1,717
J Front Retailing Co. Ltd.	141,600	1,715
Taiheiyo Cement Corp.	62,600	1,710
Skylark Holdings Co. Ltd.	124,647	1,708
Ulvac Inc.	27,800	1,703
Fuji Soft Inc.	35,500	1,701
ANA Holdings Inc.	87,230	1,669
Kinden Corp.	78,900	1,665
ADEKA Corp.	78,400	1,664
Tokyo Ohka Kogyo Co. Ltd.	64,200	1,652
Haseko Corp.	132,200	1,650
Open House Group Co. Ltd.	46,500	1,647
Nomura Real Estate Holdings Inc.	58,600	1,638
Square Enix Holdings Co. Ltd.	48,400	1,635
Lixil Corp.	140,400	1,625
Iyogin Holdings Inc.	161,000	1,618
Sapporo Holdings Ltd.	37,500	1,611
SCSK Corp.	81,800	1,610
Orix JREIT Inc.	1,539	1,602
Keio Corp.	63,900	1,600
CyberAgent Inc.	247,168	1,598

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Marui Group Co. Ltd.	97,800	1,585
	NSK Ltd.	301,100	1,579
	Toyo Seikan Group Holdings Ltd.	91,200	1,566
	Toho Gas Co. Ltd.	50,500	1,560
	Suzuken Co. Ltd.	42,760	1,558
	Stanley Electric Co. Ltd.	79,100	1,553
	Advance Residence Investment Corp.	740	1,552
	Takashimaya Co. Ltd.	83,400	1,544
	Nichirei Corp.	58,500	1,543
	United Urban Investment Corp.	1,604	1,535
	Sohgo Security Services Co. Ltd.	238,700	1,527
	Oracle Corp. Japan	18,700	1,526
	Shinko Electric Industries Co. Ltd.	39,900	1,518
	Hitachi Construction Machinery Co. Ltd.	60,800	1,514
	Gunma Bank Ltd.	222,600	1,510
	Tsuruha Holdings Inc.	24,300	1,507
	Kewpie Corp.	58,400	1,500
	Japan Airport Terminal Co. Ltd.	41,000	1,497
	Air Water Inc.	101,800	1,496
	Japan Hotel REIT Investment Corp.	2,909	1,486
	Dexerials Corp.	30,800	1,479
	Electric Power Development Co. Ltd.	89,100	1,473
	Tokyo Seimitsu Co. Ltd.	21,200	1,461
	Sega Sammy Holdings Inc.	90,200	1,461
	Rinnai Corp.	58,400	1,436
	Tokyo Century Corp.	134,480	1,432
	Yamaguchi Financial Group Inc.	114,400	1,422
	Daicel Corp.	144,400	1,404
	Nippon Kayaku Co. Ltd.	167,700	1,402
	Takasago Thermal Engineering Co. Ltd.	35,500	1,398
	Alfresa Holdings Corp.	89,400	1,397
	UBE Corp.	77,000	1,376
	GMO Payment Gateway Inc.	24,006	1,376
	Kyushu Financial Group Inc.	219,970	1,355
	Nagoya Railroad Co. Ltd.	111,300	1,354
	Kyudenko Corp.	29,200	1,345
	Kobayashi Pharmaceutical Co. Ltd.	33,100	1,333
	Japan Airlines Co. Ltd.	81,345	1,318
	Hisamitsu Pharmaceutical Co. Inc.	47,600	1,311
	THK Co. Ltd.	68,900	1,301
	Miura Co. Ltd.	55,800	1,296
	77 Bank Ltd.	41,400	1,292
	Sankyo Co. Ltd.	114,500	1,271
	Aozora Bank Ltd.	75,890	1,262
	Maruwa Co. Ltd.	4,700	1,259
	Kose Corp.	18,800	1,256
	Goldwin Inc.	20,300	1,250
	Chugoku Electric Power Co. Inc.	171,300	1,246
	Alps Alpine Co. Ltd.	117,267	1,243
	Zenkoku Hosho Co. Ltd.	29,800	1,233
	DIC Corp.	59,800	1,230
	Nippon Kanzai Holdings Co. Ltd.	66,900	1,228
	Lion Corp.	141,800	1,227
	Nihon Kohden Corp.	79,400	1,223
	Fujitec Co. Ltd.	42,100	1,218
	Mitsubishi Materials Corp.	64,934	1,217
	Nabtesco Corp.	61,500	1,217
	Keikyu Corp.	152,700	1,207
	Shimamura Co. Ltd.	24,600	1,206
	Inaba Denki Sangyo Co. Ltd.	45,900	1,203
	Nishi-Nippon Financial Holdings Inc.	87,900	1,197
	BIPROGY Inc.	36,400	1,193
	Coca-Cola Bottlers Japan Holdings Inc.	79,375	1,183
	Tomy Co. Ltd.	51,500	1,169
	Sekisui House REIT Inc.	2,213	1,169
	Nifco Inc.	45,202	1,146
	Nankai Electric Railway Co. Ltd.	64,600	1,143
	Hirogin Holdings Inc.	140,600	1,141
	Takara Holdings Inc.	149,900	1,137
*	Rakuten Bank Ltd.	50,800	1,132

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Iida Group Holdings Co. Ltd.	75,097	1,129
	Nagase & Co. Ltd.	51,300	1,127
	TechnoPro Holdings Inc.	58,100	1,117
	Industrial & Infrastructure Fund Investment Corp.	1,353	1,117
	Keihan Holdings Co. Ltd.	53,900	1,099
	Macnica Holdings Inc.	27,200	1,098
	Japan Prime Realty Investment Corp.	504	1,097
	INFRONEER Holdings Inc.	125,752	1,090
	Sumitomo Rubber Industries Ltd.	104,472	1,089
	Sawai Group Holdings Co. Ltd.	24,700	1,084
	Chugin Financial Group Inc.	97,000	1,081
	Casio Computer Co. Ltd.	133,500	1,074
	Mitsubishi Logistics Corp.	30,700	1,074
	Mitsubishi Motors Corp.	376,500	1,073
	Nichias Corp.	34,400	1,072
	Seino Holdings Co. Ltd.	68,300	1,069
	Japan Steel Works Ltd.	36,700	1,044
	Kamigumi Co. Ltd.	45,800	1,044
	EXEO Group Inc.	95,600	1,043
	Sundrug Co. Ltd.	37,500	1,041
	Hakuhodo DY Holdings Inc.	127,300	1,040
	Nippon Accommodations Fund Inc.	243	1,040
	Kagome Co. Ltd.	44,500	1,039
	GS Yuasa Corp.	58,300	1,037
*	PeptiDream Inc.	56,100	1,034
	Daishi Hokuetsu Financial Group Inc.	25,850	1,030
	Food & Life Cos. Ltd.	58,500	1,025
	Tsumura & Co.	38,500	1,021
	JGC Holdings Corp.	119,700	1,017
	Nippn Corp.	64,300	1,011
	Jeol Ltd.	24,900	1,003
	Dowa Holdings Co. Ltd.	27,100	995
	Mitsui Mining & Smelting Co. Ltd.	29,800	993
	Kakaku.com Inc.	70,968	992
	Matsui Securities Co. Ltd.	176,200	988
	Mabuchi Motor Co. Ltd.	64,000	984
	Morinaga Milk Industry Co. Ltd.	41,000	984
	LaSalle Logiport REIT	988	975
	Internet Initiative Japan Inc.	57,400	971
	Sumitomo Bakelite Co. Ltd.	34,400	968
	Yamato Kogyo Co. Ltd.	18,300	967
	Kadokawa Corp.	52,272	967
*	Mercari Inc.	64,518	967
	Activia Properties Inc.	408	965
	Yamada Holdings Co. Ltd.	316,572	960
	Yaoko Co. Ltd.	15,600	954
	SHO-BOND Holdings Co. Ltd.	24,600	947
	Nissui Corp.	156,400	939
	Bic Camera Inc.	83,100	938
	Daido Steel Co. Ltd.	93,500	936
	ABC-Mart Inc.	47,400	934
	Teijin Ltd.	97,100	934
	H2O Retailing Corp.	53,600	932
	Nippon Gas Co. Ltd.	59,800	932
	Kandenko Co. Ltd.	68,800	929
	Rorze Corp.	5,700	927
	JTEKT Corp.	127,900	919
	Toda Corp.	127,200	919
	Sugi Holdings Co. Ltd.	53,100	918
	Chiyoda Integre Co. Ltd.	40,425	911
	NET One Systems Co. Ltd.	45,000	910
	Nippon Electric Glass Co. Ltd.	38,000	907
	Kanagawa Chuo Kotsu Co. Ltd.	39,500	903
	Furukawa Electric Co. Ltd.	32,900	900
	Comforia Residential REIT Inc.	434	900
	Kaneka Corp.	31,800	899
	Fancl Corp.	45,800	887
	MEITEC Group Holdings Inc.	39,300	887
	Toho Holdings Co. Ltd.	30,500	887
	NOK Corp.	60,300	881

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Ushio Inc.	61,400	880
	Citizen Watch Co. Ltd.	130,100	877
	Maruichi Steel Tube Ltd.	35,900	875
	NHK Spring Co. Ltd.	79,200	871
	Hokuhoku Financial Group Inc.	61,700	863
	Cosmos Pharmaceutical Corp.	9,600	863
	Aeon Mall Co. Ltd.	62,272	854
	Tokuyama Corp.	43,300	849
	Sankyu Inc.	24,800	847
	Toyo Tire Corp.	51,900	847
	Calbee Inc.	36,900	847
	Mizuho Leasing Co. Ltd.	112,000	845
	NS Solutions Corp.	36,800	844
	Daiwabo Holdings Co. Ltd.	44,700	842
	Harmonic Drive Systems Inc.	30,638	842
	As One Corp.	39,000	840
*	Money Forward Inc.	24,994	835
	Shikoku Electric Power Co. Inc.	95,600	834
	Exedy Corp.	39,100	830
	AEON REIT Investment Corp.	957	827
	Suruga Bank Ltd.	104,000	825
	Wacoal Holdings Corp.	28,300	825
	Kokuyo Co. Ltd.	49,100	824
	Fuji Corp.	49,100	821
	K's Holdings Corp.	75,568	816
*	Park24 Co. Ltd.	75,600	809
	OKUMA Corp.	16,100	804
	Mitsui Fudosan Logistics Park Inc.	285	803
	Koei Tecmo Holdings Co. Ltd.	80,924	791
	Daiwa Securities Living Investments Corp.	1,166	791
	Toyoda Gosei Co. Ltd.	43,100	787
	Osaka Soda Co. Ltd.	11,900	781
	Rengo Co. Ltd.	111,500	778
	Japan Logistics Fund Inc.	451	772
	Amano Corp.	30,400	771
	Penta-Ocean Construction Co. Ltd.	173,400	770
	House Foods Group Inc.	39,000	769
	CKD Corp.	38,300	765
	Nihon M&A Center Holdings Inc.	161,300	761
	Micronics Japan Co. Ltd.	19,100	759
	Mori Hills REIT Investment Corp.	883	759
	Nikkon Holdings Co. Ltd.	30,000	757
	Rakus Co. Ltd.	53,500	750
	Ezaki Glico Co. Ltd.	24,300	746
	Towa Corp.	12,951	746
	Kanematsu Corp.	44,000	745
	Fuyo General Lease Co. Ltd.	9,100	744
	Kotobuki Spirits Co. Ltd.	57,800	742
	Taisei Lamick Co. Ltd.	39,500	741
	NSD Co. Ltd.	35,680	734
	Japan Elevator Service Holdings Co. Ltd.	39,800	734
	Frontier Real Estate Investment Corp.	253	733
	Hanwa Co. Ltd.	18,800	727
	Zeon Corp.	82,300	727
	Hokkaido Electric Power Co. Inc.	106,700	726
	Sotetsu Holdings Inc.	44,200	725
	Organo Corp.	15,900	721
[1]	Toridoll Holdings Corp.	27,500	719
	Relo Group Inc.	60,053	718
[1]	Yoshinoya Holdings Co. Ltd.	37,100	714
	OBIC Business Consultants Co. Ltd.	16,789	711
	Nishi-Nippon Railroad Co. Ltd.	42,800	711
	Mitsubishi Estate Logistics REIT Investment Corp.	282	711
	Riken Keiki Co. Ltd.	24,200	710
	Ito En Ltd.	29,700	704
	Welcia Holdings Co. Ltd.	52,500	703
	San-In Godo Bank Ltd.	73,700	701
*	Sharp Corp.	120,129	700
	Fujimi Inc.	33,300	699
	Sangetsu Corp.	34,800	692

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Canon Marketing Japan Inc.	22,100	684
	Morinaga & Co. Ltd.	35,600	683
	Konica Minolta Inc.	231,600	679
	Nippon Shinyaku Co. Ltd.	29,700	679
	Tsubakimoto Chain Co.	15,700	679
	Hazama Ando Corp.	83,800	677
	Anritsu Corp.	78,700	675
*	Sansan Inc.	44,692	673
	Hokuriku Electric Power Co.	104,800	672
	Denka Co. Ltd.	46,000	670
	Nippon Shokubai Co. Ltd.	61,600	668
	Hulic REIT Inc.	694	661
[1]	Workman Co. Ltd.	23,112	661
	Topcon Corp.	63,800	660
	Lintec Corp.	29,300	659
	Tokai Carbon Co. Ltd.	102,700	658
	Bank of Nagoya Ltd.	12,100	655
	Okinawa Electric Power Co. Inc.	88,712	655
	Taikisha Ltd.	19,000	655
	DTS Corp.	22,600	653
	Fuji Oil Holdings Inc.	30,600	639
	Shiga Bank Ltd.	23,700	637
	DCM Holdings Co. Ltd.	65,500	632
	TS Tech Co. Ltd.	47,600	631
	Round One Corp.	105,600	629
	Japan Petroleum Exploration Co. Ltd.	15,200	627
	Nakanishi Inc.	36,187	625
	Ship Healthcare Holdings Inc.	40,700	621
	OSG Corp.	44,600	615
	Okumura Corp.	18,000	615
	Seria Co. Ltd.	26,222	613
[1]	Hokuetsu Corp.	79,000	612
	TPR Co. Ltd.	36,900	610
	Takamatsu Construction Group Co. Ltd.	28,900	603
	Mirait One Corp.	42,400	603
	NTT UD REIT Investment Corp.	778	603
	NEC Networks & System Integration Corp.	32,600	600
	Mori Trust REIT Inc.	1,291	600
	NIPPON REIT Investment Corp.	273	600
	Toagosei Co. Ltd.	55,900	599
	Meidensha Corp.	26,100	596
	SWCC Corp.	20,000	593
	Seiko Group Corp.	19,800	592
	Hitachi Zosen Corp.	81,000	588
	Juroku Financial Group Inc.	18,300	587
	Pigeon Corp.	57,060	581
	Hokkoku Financial Holdings Inc.	15,400	580
	Nitto Boseki Co. Ltd.	15,200	575
	Takuma Co. Ltd.	49,400	574
	PALTAC Corp.	18,700	574
	Descente Ltd.	21,700	573
	Nisshinbo Holdings Inc.	78,200	573
	Seven Bank Ltd.	304,900	572
	SKY Perfect JSAT Holdings Inc.	96,700	569
	Mizuno Corp.	11,200	566
	Colowide Co. Ltd.	40,800	562
	Nishimatsu Construction Co. Ltd.	17,200	561
	Fukuyama Transporting Co. Ltd.	20,700	558
	Takeuchi Manufacturing Co. Ltd.	17,400	557
	Duskin Co. Ltd.	21,200	557
	Tamron Co. Ltd.	19,600	554
	Aica Kogyo Co. Ltd.	23,700	548
	Tokyo Kiraboshi Financial Group Inc.	17,949	541
	Ain Holdings Inc.	14,000	538
	Resorttrust Inc.	31,800	537
	Nipro Corp.	61,500	537
	Acom Co. Ltd.	186,200	536
	Daiseki Co. Ltd.	22,320	534
	Tokai Tokyo Financial Holdings Inc.	136,700	534
	AEON Financial Service Co. Ltd.	57,900	532

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Kureha Corp.	26,700	530
	Japan Securities Finance Co. Ltd.	46,400	529
	Yodogawa Steel Works Ltd.	14,000	526
	Monex Group Inc.	107,900	525
	Daiwa Office Investment Corp.	268	525
	Financial Partners Group Co. Ltd.	30,100	523
	Japan Excellent Inc.	656	522
	Itoham Yonekyu Holdings Inc.	17,614	520
	Kyoritsu Maintenance Co. Ltd.	26,744	519
	Okasan Securities Group Inc.	107,200	519
	Pilot Corp.	17,200	517
	Izumi Co. Ltd.	21,700	517
	Saizeriya Co. Ltd.	13,400	516
	H.U. Group Holdings Inc.	29,100	512
	Kusuri no Aoki Holdings Co. Ltd.	24,600	512
	TBS Holdings Inc.	18,100	511
	Kaken Pharmaceutical Co. Ltd.	18,700	509
	Fukuoka REIT Corp.	484	507
	Inabata & Co. Ltd.	22,600	506
	Tokyu REIT Inc.	500	506
	Aichi Financial Group Inc.	27,951	505
	Sanken Electric Co. Ltd.	10,300	503
	Toyota Boshoku Corp.	37,300	503
	UACJ Corp.	17,600	501
	San-Ai Obbli Co. Ltd.	36,400	499
	Hoshino Resorts REIT Inc.	144	498
	Tokyo Steel Manufacturing Co. Ltd.	39,100	497
	Jaccs Co. Ltd.	15,200	493
	Nisshin Oillio Group Ltd.	14,300	493
	Makino Milling Machine Co. Ltd.	10,900	489
	Mitsui High-Tec Inc.	62,500	488
	Aiful Corp.	188,000	487
	Modec Inc.	26,100	487
	GMO internet group Inc.	29,300	485
	Nishimatsuya Chain Co. Ltd.	31,800	484
	Fuji Seal International Inc.	30,300	484
*	SHIFT Inc.	6,300	484
	JMDC Inc.	21,800	484
	Hyakugo Bank Ltd.	107,800	483
	Heiwa Corp.	33,600	482
	Mani Inc.	34,100	480
	Sumitomo Osaka Cement Co. Ltd.	17,000	479
	Nippon Soda Co. Ltd.	13,300	478
	Japan Aviation Electronics Industry Ltd.	28,200	473
	Open Up Group Inc.	32,700	473
	Senshu Ikeda Holdings Inc.	184,500	473
	Digital Garage Inc.	25,400	472
	Okamura Corp.	31,900	469
	JVCKenwood Corp.	76,200	467
	Toei Co. Ltd.	18,000	464
	Global One Real Estate Investment Corp.	687	464
	Heiwa Real Estate REIT Inc.	530	464
	Glory Ltd.	25,400	462
	Arata Corp.	19,400	462
	Daihen Corp.	9,400	461
	ARE Holdings Inc.	33,700	461
	Mitsui E&S Co. Ltd.	52,800	460
	North Pacific Bank Ltd.	135,700	460
	Simplex Holdings Inc.	31,900	460
	DeNA Co. Ltd.	44,300	458
	Paramount Bed Holdings Co. Ltd.	27,200	458
*	Nxera Pharma Co. Ltd.	40,900	458
	Ryoyo Ryosan Holdings Inc.	23,896	458
	Heiwa Real Estate Co. Ltd.	15,900	457
	Kato Sangyo Co. Ltd.	15,900	453
	Max Co. Ltd.	18,100	453
	Mixi Inc.	22,824	453
	EDION Corp.	38,700	451
	Dentsu Soken Inc.	11,800	449
	Hankyu Hanshin REIT Inc.	505	449

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Feed One Co. Ltd.	70,780	448
	Toei Animation Co. Ltd.	28,830	447
	Toyo Ink SC Holdings Co. Ltd.	20,900	442
	Achilles Corp.	42,300	440
	Dip Corp.	21,400	440
	SBI Sumishin Net Bank Ltd.	23,000	440
	Daiichikosho Co. Ltd.	36,400	439
	Ariake Japan Co. Ltd.	12,200	435
	Transcosmos Inc.	18,900	435
*	Hino Motors Ltd.	134,200	434
	Leopalace21 Corp.	118,100	434
	Fujitsu General Ltd.	32,800	430
	Taiyo Holdings Co. Ltd.	18,000	430
	Fuji Kyuko Co. Ltd.	21,000	429
	Fujimori Kogyo Co. Ltd.	14,200	427
	Trusco Nakayama Corp.	26,400	427
	Hyakujushi Bank Ltd.	19,500	427
	SMS Co. Ltd.	29,300	427
	Tri Chemical Laboratories Inc.	17,168	424
	NTN Corp.	207,800	420
	Meiko Electronics Co. Ltd.	10,489	420
	Awa Bank Ltd.	22,600	419
	Sumitomo Warehouse Co. Ltd.	22,000	414
	UT Group Co. Ltd.	19,100	414
	Musashino Bank Ltd.	19,200	413
	Namura Shipbuilding Co. Ltd.	31,800	412
	JAFCO Group Co. Ltd.	32,400	410
	Japan Wool Textile Co. Ltd.	46,100	409
	Totech Corp.	24,000	409
	Nanto Bank Ltd.	17,500	408
	Sakata INX Corp.	34,500	405
	KOMEDA Holdings Co. Ltd.	22,600	405
	Kanamoto Co. Ltd.	21,600	404
	Senshu Electric Co. Ltd.	11,942	404
	Kiyo Bank Ltd.	30,807	403
	Iino Kaiun Kaisha Ltd.	47,600	402
	Ferrotec Holdings Corp.	24,165	401
	Tadano Ltd.	53,700	399
	Nippon Paper Industries Co. Ltd.	61,400	398
	Chiyoda Co. Ltd.	62,200	395
	Tokai Rika Co. Ltd.	29,000	394
	Fukuda Denshi Co. Ltd.	8,737	394
	Meisei Industrial Co. Ltd.	42,400	389
	FP Corp.	22,500	388
	Justsystems Corp.	18,300	387
	Advance Logistics Investment Corp.	486	387
	C Uyemura & Co. Ltd.	5,400	387
	Star Asia Investment Corp.	1,023	386
	Uchida Yoko Co. Ltd.	7,400	385
	TOKAI Holdings Corp.	57,300	385
	Daiei Kankyo Co. Ltd.	20,000	383
	Arcs Co. Ltd.	21,000	382
	Senko Group Holdings Co. Ltd.	50,000	382
	CRE Logistics REIT Inc.	396	382
	Nomura Micro Science Co. Ltd.	16,000	381
	Keiyo Bank Ltd.	67,600	380
	Bando Chemical Industries Ltd.	29,400	379
	SOSiLA Logistics REIT Inc.	489	378
	Komeri Co. Ltd.	15,400	377
	Totetsu Kogyo Co. Ltd.	17,400	377
	MOS Food Services Inc.	15,900	375
	Japan Material Co. Ltd.	28,300	375
	Kitz Corp.	50,800	374
	Megmilk Snow Brand Co. Ltd.	19,600	373
	Autobacs Seven Co. Ltd.	33,600	371
	Seiren Co. Ltd.	23,600	371
	San-A Co. Ltd.	10,800	369
	Sakata Seed Corp.	16,000	369
	Nojima Corp.	33,400	367
	Noevir Holdings Co. Ltd.	9,500	367

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Mitsubishi Pencil Co. Ltd.	23,600	366
*	Appier Group Inc.	43,900	364
	JSB Co. Ltd.	18,500	363
	Ichigo Office REIT Investment Corp.	649	362
	Mitsui-Soko Holdings Co. Ltd.	11,300	360
*,1	Atom Corp.	72,049	358
	Dai-Dan Co. Ltd.	17,400	357
	Raito Kogyo Co. Ltd.	24,600	357
	Sinfonia Technology Co. Ltd.	16,700	355
	GungHo Online Entertainment Inc.	18,170	355
	Torishima Pump Manufacturing Co. Ltd.	17,000	353
	Takara Leben Real Estate Investment Corp.	530	353
	ARCLANDS Corp.	28,976	352
	Adastria Co. Ltd.	15,740	350
	Valor Holdings Co. Ltd.	20,500	349
	Toyobo Co. Ltd.	50,700	348
*	Anycolor Inc.	20,500	348
	Kenko Mayonnaise Co. Ltd.	24,100	346
	Create Restaurants Holdings Inc.	48,400	346
	Bunka Shutter Co. Ltd.	29,900	345
	Toyo Tanso Co. Ltd.	8,500	345
	Kissei Pharmaceutical Co. Ltd.	14,748	343
	Toyo Construction Co. Ltd.	33,600	343
	Joyful Honda Co. Ltd.	23,488	342
	Pola Orbis Holdings Inc.	36,000	340
	Nichireki Co. Ltd.	20,800	340
	Vision Inc.	37,700	339
	KH Neochem Co. Ltd.	22,700	339
	Shoei Co. Ltd.	25,400	337
	Okinawa Cellular Telephone Co.	12,501	336
	ZERIA Pharmaceutical Co. Ltd.	22,900	334
	Vital KSK Holdings Inc.	38,100	334
	Amvis Holdings Inc.	19,211	334
	Token Corp.	4,200	332
	Optorun Co. Ltd.	25,300	330
	Noritake Co. Ltd.	12,400	329
	PILLAR Corp.	9,700	329
	Megachips Corp.	11,700	328
	Funai Soken Holdings Inc.	22,450	328
	Nichiden Corp.	14,200	328
	PAL GROUP Holdings Co. Ltd.	23,800	327
	Pacific Industrial Co. Ltd.	31,500	327
	Nippon Light Metal Holdings Co. Ltd.	27,830	327
	JBCC Holdings Inc.	11,900	326
	Nippon Seiki Co. Ltd.	35,600	325
*	Medley Inc.	11,900	325
	Ichibanya Co. Ltd.	45,500	324
	TKC Corp.	13,700	324
	Mitsuboshi Belting Ltd.	11,000	323
	Nippon Yakin Kogyo Co. Ltd.	9,849	323
	Kohnan Shoji Co. Ltd.	11,900	321
	Kumagai Gumi Co. Ltd.	13,300	319
	Oita Bank Ltd.	14,100	319
	Riso Kagaku Corp.	14,100	317
	Nissin Corp.	10,600	316
	Aoyama Trading Co. Ltd.	30,800	315
	Hosiden Corp.	23,100	315
	Oki Electric Industry Co. Ltd.	46,400	315
	Sekisui Kasei Co. Ltd.	105,300	315
	Maruha Nichiro Corp.	14,100	315
	ASKUL Corp.	22,200	314
	Mitsubishi Shokuhin Co. Ltd.	8,900	314
	Wacom Co. Ltd.	64,900	313
	Kumiai Chemical Industry Co. Ltd.	59,363	312
	Marusan Securities Co. Ltd.	45,200	312
	Heiwado Co. Ltd.	19,000	311
	Zojirushi Corp.	30,900	309
*	Gurunavi Inc.	144,800	309
	Maxell Ltd.	26,800	308
	Katitas Co. Ltd.	24,600	308

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Towa Pharmaceutical Co. Ltd.	15,100	308
	Mitsubishi Logisnext Co. Ltd.	35,000	307
	Topre Corp.	22,400	307
	JCU Corp.	12,300	307
	Asahi Diamond Industrial Co. Ltd.	48,200	306
	KYB Corp.	8,800	306
	Nichicon Corp.	41,600	305
	SAMTY HOLDINGS Co. Ltd.	16,700	305
	Royal Holdings Co. Ltd.	18,000	304
	Kyokuto Securities Co. Ltd.	29,100	304
	JINS Holdings Inc.	9,900	304
	Monogatari Corp.	13,416	304
	Nippon Densetsu Kogyo Co. Ltd.	22,500	303
	Tocalo Co. Ltd.	23,200	303
	Sun Frontier Fudousan Co. Ltd.	22,300	303
	Star Micronics Co. Ltd.	21,500	302
	Sakai Chemical Industry Co. Ltd.	15,800	300
	Toshiba TEC Corp.	13,400	300
	Shibaura Mechatronics Corp.	5,700	300
	Starzen Co. Ltd.	14,300	299
	U-Next Holdings Co. Ltd.	8,681	299
	Nippon Signal Co. Ltd.	42,800	298
	TechMatrix Corp.	21,300	298
	United Arrows Ltd.	20,900	297
	BML Inc.	14,900	297
	Ichigo Inc.	105,200	297
	Tosei REIT Investment Corp.	315	297
	Central Glass Co. Ltd.	11,800	296
[1]	Shochiku Co. Ltd.	4,600	295
[1]	Npr Riken Corp.	16,200	295
	Systena Corp.	130,400	293
	Stella Chemifa Corp.	10,600	292
	Computer Engineering & Consulting Ltd.	22,326	292
	Fuso Chemical Co. Ltd.	11,300	292
	Shibaura Machine Co. Ltd.	11,900	292
	Maruzen Showa Unyu Co. Ltd.	8,100	291
	Nihon Parkerizing Co. Ltd.	35,200	291
	Sun Corp.	9,000	291
	Ogaki Kyoritsu Bank Ltd.	18,700	289
	Yonex Co. Ltd.	19,800	289
	Nippon Carbon Co. Ltd.	8,700	288
	Sanki Engineering Co. Ltd.	18,400	288
	Showa Sangyo Co. Ltd.	13,200	288
	One REIT Inc.	167	288
	Akita Bank Ltd.	16,800	286
	Fuji Media Holdings Inc.	22,800	286
	Asanuma Corp.	55,000	285
	Medical Data Vision Co. Ltd.	78,700	284
	Nichiha Corp.	11,300	283
	Raiznext Corp.	23,000	283
	Toa Corp.	42,000	283
	Chudenko Corp.	12,100	282
	Chugoku Marine Paints Ltd.	20,400	282
	Takara Standard Co. Ltd.	24,400	282
	Seika Corp.	10,100	280
	Nikkiso Co. Ltd.	35,300	279
	Oyo Corp.	16,800	279
	Mirarth Holdings Inc.	77,300	278
	en japan Inc.	14,800	277
	Iriso Electronics Co. Ltd.	13,800	277
	Yamazen Corp.	26,800	277
	Aisan Industry Co. Ltd.	27,100	274
	Bank of Iwate Ltd.	14,600	274
	Strike Co. Ltd.	10,143	274
	Integrated Design & Engineering Holdings Co. Ltd.	10,200	274
	Aichi Corp.	32,400	273
	Kaga Electronics Co. Ltd.	7,500	272
	TOMONY Holdings Inc.	95,000	272
	Bank of the Ryukyus Ltd.	33,200	271
	Digital Arts Inc.	8,500	270

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Eizo Corp.	8,300	269
	Takasago International Corp.	10,300	267
	Fukui Bank Ltd.	18,300	266
	Mirai Corp.	888	265
	Nitto Kogyo Corp.	11,600	264
	Plus Alpha Consulting Co. Ltd.	20,602	264
*	HIS Co. Ltd.	22,800	263
	Konishi Co. Ltd.	33,000	263
	Furuno Electric Co. Ltd.	19,800	259
	Lifedrink Co. Inc.	5,539	259
	Tanseisha Co. Ltd.	41,700	257
	San ju San Financial Group Inc.	18,680	256
	JP-Holdings Inc.	62,800	255
	Starts Proceed Investment Corp.	196	254
	Okinawa Financial Group Inc.	13,180	254
*	M&A Research Institute Holdings Inc.	12,586	254
	Sinanen Holdings Co. Ltd.	7,100	253
	Shizuoka Gas Co. Ltd.	39,700	252
	Hokkaido Gas Co. Ltd.	11,600	252
	Osaka Organic Chemical Industry Ltd.	10,900	252
	Orient Corp.	35,850	251
	Shinnihon Corp.	22,500	251
	Create SD Holdings Co. Ltd.	11,200	251
	Elecom Co. Ltd.	22,800	250
	MCJ Co. Ltd.	27,500	250
	Kyokuyo Co. Ltd.	9,200	248
	Infomart Corp.	115,800	248
	Musashi Seimitsu Industry Co. Ltd.	17,600	246
	Daio Paper Corp.	41,200	246
	Nextage Co. Ltd.	18,100	246
	Itoki Corp.	24,200	245
	Sanyo Special Steel Co. Ltd.	17,300	245
	Health Care & Medical Investment Corp.	295	245
	Hokuetsu Industries Co. Ltd.	17,200	245
*	Sumitomo Pharma Co. Ltd.	88,000	244
	Ringer Hut Co. Ltd.	16,100	244
	Fukushima Galilei Co. Ltd.	5,400	243
	Life Corp.	10,000	243
	Tokyo Electron Device Ltd.	9,300	242
	Saibu Gas Holdings Co. Ltd.	18,900	242
	Earth Corp.	7,200	241
	SIGMAXYZ Holdings Inc.	24,200	239
	Premium Group Co. Ltd.	17,900	239
	Tonami Holdings Co. Ltd.	5,600	236
	Fukuda Corp.	5,700	235
	Kameda Seika Co. Ltd.	8,049	235
	Central Automotive Products Ltd.	7,100	235
	Tayca Corp.	20,661	234
	Menicon Co. Ltd.	25,000	234
	Onward Holdings Co. Ltd.	62,700	233
	Tsurumi Manufacturing Co. Ltd.	8,800	233
	AZ-COM Maruwa Holdings Inc.	27,064	233
*	PKSHA Technology Inc.	10,652	233
	TOA ROAD Corp.	27,960	232
	Tsugami Corp.	21,000	231
	Aida Engineering Ltd.	40,500	230
	Sumitomo Mitsui Construction Co. Ltd.	86,920	230
	Sanyo Chemical Industries Ltd.	8,400	230
	Ai Holdings Corp.	13,700	229
	Comture Corp.	18,200	229
	Starts Corp. Inc.	9,900	228
	Sumitomo Riko Co. Ltd.	22,600	228
	Yuasa Trading Co. Ltd.	6,100	228
	Wellneo Sugar Co. Ltd.	14,600	228
	Furuya Metal Co. Ltd.	7,500	228
	Aichi Steel Corp.	10,000	227
	Hokuto Corp.	17,800	227
	TOC Co. Ltd.	48,000	227
	Ohsho Food Service Corp.	3,700	226
	Shinagawa Refractories Co. Ltd.	18,467	226

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Canon Electronics Inc.	14,700	225
	Milbon Co. Ltd.	10,100	225
	Tekken Corp.	13,000	225
	Mochida Pharmaceutical Co. Ltd.	9,542	224
	Noritsu Koki Co. Ltd.	8,300	224
	RS Technologies Co. Ltd.	10,400	224
	Toyo Gosei Co. Ltd.	3,600	224
	Hirata Corp.	5,380	223
	Geo Holdings Corp.	20,200	222
	Dai Nippon Toryo Co. Ltd.	27,200	221
	Nitta Corp.	8,100	220
	Nippon Fine Chemical Co. Ltd.	12,700	220
	Sakura Internet Inc.	10,800	219
	Morita Holdings Corp.	16,900	218
	I'll Inc.	12,200	218
	Nafco Co. Ltd.	10,900	218
	FCC Co. Ltd.	13,900	217
	Okura Industrial Co. Ltd.	11,300	217
	LEC Inc.	29,000	217
	St. Marc Holdings Co. Ltd.	15,200	217
	CAC Holdings Corp.	17,100	216
*	Fujita Kanko Inc.	3,800	216
	Japan Transcity Corp.	33,500	216
	Takamiya Co. Ltd.	68,000	216
	Argo Graphics Inc.	6,300	215
	Yamashin-Filter Corp.	73,851	215
	Okamoto Industries Inc.	6,200	213
	Shikoku Bank Ltd.	27,000	213
	Sodick Co. Ltd.	42,200	213
	Kura Sushi Inc.	8,200	212
	Oiles Corp.	13,560	212
	Daido Metal Co. Ltd.	53,300	211
	Kyosan Electric Manufacturing Co. Ltd.	49,900	211
	Sinko Industries Ltd.	7,759	210
	Nagawa Co. Ltd.	4,100	210
	Pronexus Inc.	24,300	209
	Gunze Ltd.	5,600	208
	Shinmaywa Industries Ltd.	21,100	208
	Kyoei Steel Ltd.	15,600	208
	T-Gaia Corp.	8,000	207
	Idec Corp.	10,000	206
	T Hasegawa Co. Ltd.	9,600	206
	Fujiya Co. Ltd.	11,300	205
	Japan Lifeline Co. Ltd.	26,400	204
	Hioki EE Corp.	3,800	204
	Mie Kotsu Group Holdings Inc.	55,400	204
	Fuji Co. Ltd.	15,400	203
	Nihon Chouzai Co. Ltd.	19,300	203
	Fixstars Corp.	17,800	203
	Mitsuuroko Group Holdings Co. Ltd.	17,900	201
	Nissha Co. Ltd.	16,500	201
	Yamanashi Chuo Bank Ltd.	14,900	201
	Shibuya Corp.	8,200	200
*	Chiyoda Corp.	97,300	199
*,1	euglena Co. Ltd.	54,000	199
	Future Corp.	17,200	197
	Daiichi Jitsugyo Co. Ltd.	12,600	197
	IDOM Inc.	25,800	196
[1]	FP Partner Inc.	9,473	196
	Hodogaya Chemical Co. Ltd.	5,700	194
	Japan Pulp & Paper Co. Ltd.	4,400	194
	Nihon Tokushu Toryo Co. Ltd.	23,400	194
	WingArc1st Inc.	10,400	194
	Mirai Industry Co. Ltd.	8,072	194
	Enplas Corp.	3,800	193
	Hogy Medical Co. Ltd.	7,000	193
	Nippon Thompson Co. Ltd.	48,100	193
	Daiki Aluminium Industry Co. Ltd.	23,221	193
	Ryobi Ltd.	14,000	192
	Moriroku Holdings Co. Ltd.	10,600	192

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[1]	Sumiseki Holdings Inc.	27,600	192
	Futaba Industrial Co. Ltd.	37,700	191
	Kurabo Industries Ltd.	6,300	191
	CTI Engineering Co. Ltd.	5,700	190
	Insource Co. Ltd.	32,200	189
	Procrea Holdings Inc.	14,900	189
	Avant Group Corp.	20,800	189
	Sankyo Seiko Co. Ltd.	40,900	188
	Towa Bank Ltd.	40,900	188
	gremz Inc.	11,700	188
	Shimizu Bank Ltd.	17,400	187
	Taihei Dengyo Kaisha Ltd.	5,300	187
	Asahi Co. Ltd.	18,900	187
[1]	Tsuburaya Fields Holdings Inc.	17,682	186
	Nichiban Co. Ltd.	14,500	186
	Shoei Foods Corp.	5,500	186
	Raksul Inc.	24,500	186
	Koatsu Gas Kogyo Co. Ltd.	28,900	185
	Kanamic Network Co. Ltd.	50,100	185
	Hakuto Co. Ltd.	5,492	184
	Yellow Hat Ltd.	10,500	184
	Sanyo Denki Co. Ltd.	3,800	184
	Sanyo Electric Railway Co. Ltd.	13,481	183
	Yokogawa Bridge Holdings Corp.	10,100	183
	Kosaido Holdings Co. Ltd.	51,000	183
	Broadleaf Co. Ltd.	44,300	182
	Fuji Pharma Co. Ltd.	19,400	181
	Key Coffee Inc.	12,800	181
	YAKUODO Holdings Co. Ltd.	9,600	181
	Marudai Food Co. Ltd.	15,400	180
	Nippon Ceramic Co. Ltd.	10,900	180
	Maeda Kosen Co. Ltd.	16,400	180
	Noritz Corp.	14,300	179
	Sekisui Jushi Corp.	10,600	179
	Toho Bank Ltd.	85,400	179
	Teikoku Electric Manufacturing Co. Ltd.	9,900	178
*	Tatsuta Electric Wire & Cable Co. Ltd.	34,300	178
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	178
	Koshidaka Holdings Co. Ltd.	26,304	177
	West Holdings Corp.	11,464	177
	Altech Corp.	9,900	177
	Hibiya Engineering Ltd.	8,100	176
	m-up Holdings Inc.	19,900	176
	Nisso Holdings Co. Ltd.	32,000	176
	Itochu Enex Co. Ltd.	15,300	175
	Union Tool Co.	4,500	174
	Konoike Transport Co. Ltd.	10,900	174
	Yokowo Co. Ltd.	13,495	174
	Happinet Corp.	8,000	173
	Komori Corp.	21,300	173
	Shin-Etsu Polymer Co. Ltd.	16,100	173
	MEC Co. Ltd.	6,883	173
	eGuarantee Inc.	17,600	172
	KPP Group Holdings Co. Ltd.	34,716	172
	Hiday Hidaka Corp.	9,236	171
	Prima Meat Packers Ltd.	10,200	171
	Eiken Chemical Co. Ltd.	10,500	170
	Fuso Pharmaceutical Industries Ltd.	11,200	170
	Tosei Corp.	10,200	170
	Shikoku Kasei Holdings Corp.	11,100	170
	Kyorin Pharmaceutical Co. Ltd.	14,900	170
	KeePer Technical Laboratory Co. Ltd.	7,029	170
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	169
[1]	TSI Holdings Co. Ltd.	28,200	169
	Mitani Sekisan Co. Ltd.	4,500	169
	Hamakyorex Co. Ltd.	5,300	168
	Anicom Holdings Inc.	38,700	168
	CTS Co. Ltd.	30,179	167
	Ministop Co. Ltd.	14,800	167
	Rokko Butter Co. Ltd.	16,400	167

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Base Co. Ltd.	8,900	167
	Nomura Co. Ltd.	28,600	166
	Tamura Corp.	37,000	166
	Yurtec Corp.	16,500	166
	Nittetsu Mining Co. Ltd.	5,200	165
	NS United Kaiun Kaisha Ltd.	5,100	165
	Nachi-Fujikoshi Corp.	7,400	164
	Daikokutenbussan Co. Ltd.	2,300	164
	SBS Holdings Inc.	8,900	164
	Zuken Inc.	6,700	164
	DKS Co. Ltd.	7,700	164
	Godo Steel Ltd.	5,000	163
	Riken Technos Corp.	24,700	163
	Torii Pharmaceutical Co. Ltd.	6,500	162
	Zenrin Co. Ltd.	25,250	162
	Yamagata Bank Ltd.	20,800	161
	Inaba Seisakusho Co. Ltd.	14,000	160
	Studio Alice Co. Ltd.	11,200	160
	Ricoh Leasing Co. Ltd.	4,400	160
	Qol Holdings Co. Ltd.	15,800	160
	Komehyo Holdings Co. Ltd.	5,600	160
	Samty Residential Investment Corp.	233	159
	Press Kogyo Co. Ltd.	37,600	157
	Yamae Group Holdings Co. Ltd.	10,000	156
*	Nippon Sheet Glass Co. Ltd.	55,474	155
	Optex Group Co. Ltd.	13,600	155
	WATAMI Co. Ltd.	24,600	155
	V Technology Co. Ltd.	7,900	154
	Yushin Precision Equipment Co. Ltd.	32,400	153
	Shin Nippon Air Technologies Co. Ltd.	5,100	152
	Tachi-S Co. Ltd.	11,500	152
	Genky DrugStores Co. Ltd.	6,600	152
	Takara Bio Inc.	19,800	152
	Restar Corp.	7,700	152
	Yukiguni Maitake Co. Ltd.	22,400	152
	Ehime Bank Ltd.	18,400	151
	Aeon Delight Co. Ltd.	5,800	151
*	Kourakuen Holdings Corp.	16,700	150
	Nissan Shatai Co. Ltd.	24,000	150
	Wakita & Co. Ltd.	13,400	150
	Cybozu Inc.	12,300	149
	Katakura Industries Co. Ltd.	10,700	149
	Matsuyafoods Holdings Co. Ltd.	3,802	149
	Nagaileben Co. Ltd.	8,300	149
	S Foods Inc.	7,500	149
	Keihanshin Building Co. Ltd.	13,600	148
	Kisoji Co. Ltd.	8,400	148
	Sumitomo Densetsu Co. Ltd.	5,400	148
	Belc Co. Ltd.	3,500	147
	YAMABIKO Corp.	10,400	147
	Tama Home Co. Ltd.	4,900	147
	Daiho Corp.	6,000	146
	OSAKA Titanium Technologies Co. Ltd.	8,900	146
	Tokyu Construction Co. Ltd.	27,800	146
	Sankei Real Estate Inc.	258	146
	Furukawa Battery Co. Ltd.	15,950	146
	Avex Inc.	14,500	145
	Hokkan Holdings Ltd.	12,600	145
	Sumida Corp.	20,434	145
	FAN Communications Inc.	52,800	145
	Retail Partners Co. Ltd.	12,800	144
	Goldcrest Co. Ltd.	7,500	143
	Kanto Denka Kogyo Co. Ltd.	22,400	143
	Piolax Inc.	8,700	143
	Doutor Nichires Holdings Co. Ltd.	9,200	143
*	RENOVA Inc.	23,300	143
	Curves Holdings Co. Ltd.	26,104	143
	Prestige International Inc.	30,000	142
	Axial Retailing Inc.	20,796	142
	Valqua Ltd.	5,800	142

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Sagami Holdings Corp.	12,700	142
	ESPEC Corp.	7,500	142
	Toho Titanium Co. Ltd.	15,500	142
	ESCON Japan REIT Investment Corp.	180	142
	Nippon Rietec Co. Ltd.	17,000	142
	ASAHI YUKIZAI Corp.	4,400	141
	Hosokawa Micron Corp.	5,200	141
	Nishio Holdings Co. Ltd.	5,200	141
	Topy Industries Ltd.	9,100	141
	Sala Corp.	25,500	141
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	140
	Nihon Trim Co. Ltd.	6,100	140
	Nohmi Bosai Ltd.	8,500	140
	Bank of Saga Ltd.	7,600	139
	Eagle Industry Co. Ltd.	9,900	139
	ST Corp.	13,100	139
	United Super Markets Holdings Inc.	23,160	139
	Cosel Co. Ltd.	16,900	138
	Sankyo Tateyama Inc.	27,800	138
	Tenma Corp.	7,300	136
	Anest Iwata Corp.	13,700	135
	Tokyotokeiba Co. Ltd.	4,800	135
[1]	Septeni Holdings Co. Ltd.	53,500	135
	CMK Corp.	37,500	134
	DyDo Group Holdings Inc.	7,400	134
	Krosaki Harima Corp.	7,600	134
[1]	Change Holdings Inc.	17,800	133
	Aiphone Co. Ltd.	6,500	132
	K&O Energy Group Inc.	5,800	132
	Daiwa Industries Ltd.	12,400	131
	Denyo Co. Ltd.	7,400	131
	Miyazaki Bank Ltd.	5,800	131
	Nippon Coke & Engineering Co. Ltd.	178,300	131
	Shima Seiki Manufacturing Ltd.	11,600	131
	Teikoku Sen-I Co. Ltd.	7,900	131
	TRE Holdings Corp.	15,000	131
	Doshisha Co. Ltd.	8,500	130
	Gakken Holdings Co. Ltd.	18,000	130
	Tsukishima Holdings Co. Ltd.	13,300	130
	Furukawa Co. Ltd.	10,600	129
	Ishihara Sangyo Kaisha Ltd.	12,500	129
	Nippon Denko Co. Ltd.	66,600	129
	Nippon Road Co. Ltd.	11,500	129
	Halows Co. Ltd.	4,200	128
	robot home Inc.	111,000	128
*	OPEN Group Inc.	78,663	128
	Fujibo Holdings Inc.	3,700	127
	Nissei ASB Machine Co. Ltd.	3,400	126
	J Trust Co. Ltd.	45,600	125
	Futaba Corp.	31,400	125
	Kojima Co. Ltd.	17,300	125
	Mitsuba Corp.	18,300	125
	SRA Holdings	4,300	125
	JCR Pharmaceuticals Co. Ltd.	31,800	124
	Sanshin Electronics Co. Ltd.	8,600	124
	Roland Corp.	4,800	124
	Kurimoto Ltd.	3,900	123
*	Universal Entertainment Corp.	12,041	123
	Tachibana Eletech Co. Ltd.	6,100	122
	Daikoku Denki Co. Ltd.	4,900	121
	Tokyo Individualized Educational Institute Inc.	43,400	120
	Kappa Create Co. Ltd.	9,500	120
	Toenec Corp.	3,600	120
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,600	119
*	Net Protections Holdings Inc.	85,300	119
	Sintokogio Ltd.	15,900	118
	Pressance Corp.	8,700	118
[1]	PHC Holdings Corp.	15,700	118
	Chubu Shiryo Co. Ltd.	11,600	117
	Joshin Denki Co. Ltd.	6,200	117

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	VT Holdings Co. Ltd.	33,400	116
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	116
	Aeon Hokkaido Corp.	18,800	115
	Seikitokyu Kogyo Co. Ltd.	10,000	115
	Tochigi Bank Ltd.	48,000	114
	Hoosiers Holdings Co. Ltd.	15,000	114
	Daikyonishikawa Corp.	24,500	114
	Bell System24 Holdings Inc.	11,000	114
	Kamei Corp.	7,500	113
	France Bed Holdings Co. Ltd.	14,000	113
	Macromill Inc.	19,300	113
	Koa Corp.	12,600	111
	Trancom Co. Ltd.	2,500	111
	Unipres Corp.	13,300	111
	Mitsui DM Sugar Holdings Co. Ltd.	5,000	110
	Sato Holdings Corp.	7,600	110
	Yokorei Co. Ltd.	15,100	109
	ZIGExN Co. Ltd.	28,100	109
	Proto Corp.	11,100	109
	Chubu Steel Plate Co. Ltd.	6,500	109
	Airport Facilities Co. Ltd.	27,041	108
	BRONCO BILLY Co. Ltd.	4,600	108
*	SRE Holdings Corp.	3,360	108
	Melco Holdings Inc.	4,900	107
	Riken Vitamin Co. Ltd.	5,700	107
	Daito Pharmaceutical Co. Ltd.	6,710	107
	MARUKA FURUSATO Corp.	6,900	107
	Mimasu Semiconductor Industry Co. Ltd.	4,300	106
	Sakai Moving Service Co. Ltd.	6,000	106
	Sumitomo Seika Chemicals Co. Ltd.	3,000	106
	Pasona Group Inc.	6,700	106
*	Fujio Food Group Inc.	11,300	106
	Toyo Corp.	9,800	104
	Osaki Electric Co. Ltd.	22,800	103
	Yondoshi Holdings Inc.	7,900	103
	Tokushu Tokai Paper Co. Ltd.	4,000	103
	Gree Inc.	29,100	103
*	Oisix ra daichi Inc.	11,100	102
	Transaction Co. Ltd.	8,500	102
	GLOBERIDE Inc.	7,200	101
*	KNT-CT Holdings Co. Ltd.	10,900	101
	Kyodo Printing Co. Ltd.	3,900	101
	Nippon Parking Development Co. Ltd.	73,400	101
	Mandom Corp.	11,800	100
	SBI ARUHI Corp.	15,956	100
	Nittoku Co. Ltd.	8,100	100
*	Jamco Corp.	9,600	99
	Alconix Corp.	10,019	99
*	Istyle Inc.	33,400	99
	Belluna Co. Ltd.	18,900	98
	Mars Group Holdings Corp.	4,000	98
	GMO Financial Holdings Inc.	23,000	98
	Siix Corp.	11,600	97
	Ryoden Corp.	5,100	97
[1]	Kitanotatsujin Corp.	81,200	97
	Shinwa Co. Ltd.	5,400	96
	Komatsu Matere Co. Ltd.	18,900	96
	Matsuya Co. Ltd.	13,300	95
	Rheon Automatic Machinery Co. Ltd.	9,280	95
	Raysum Co. Ltd.	4,200	95
	Pack Corp.	3,600	94
	FIDEA Holdings Co. Ltd.	8,590	94
	Obara Group Inc.	3,500	93
	Wowow Inc.	12,100	93
	Hisaka Works Ltd.	12,900	93
*	Nippon Chemi-Con Corp.	9,600	93
	Osaka Steel Co. Ltd.	5,500	93
	Tokai Corp.	6,200	93
*	eRex Co. Ltd.	19,400	93
	Itochu-Shokuhin Co. Ltd.	2,000	92

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Fujicco Co. Ltd.	7,400	92
	Shimojima Co. Ltd.	10,500	92
	TV Asahi Holdings Corp.	6,500	91
	G-Tekt Corp.	7,500	91
	Okabe Co. Ltd.	17,300	91
	Yahagi Construction Co. Ltd.	8,200	91
	Alpen Co. Ltd.	6,200	91
	JAC Recruitment Co. Ltd.	18,800	91
	HI-LEX Corp.	9,400	91
*,1	PIA Corp.	4,300	90
	Toyo Kanetsu KK	3,600	90
*	giftee Inc.	11,127	89
	Softcreate Holdings Corp.	7,442	89
	Ines Corp.	7,400	88
	Intage Holdings Inc.	8,100	87
	Shinko Shoji Co. Ltd.	14,700	87
	ValueCommerce Co. Ltd.	11,100	87
	Matsuda Sangyo Co. Ltd.	4,300	85
	Neturen Co. Ltd.	11,600	85
*	Remixpoint Inc.	73,169	85
	Miroku Jyoho Service Co. Ltd.	6,500	84
	JM Holdings Co. Ltd.	4,400	84
	Nihon Nohyaku Co. Ltd.	17,100	83
*,1	W-Scope Corp.	25,900	83
	Ki-Star Real Estate Co. Ltd.	3,600	83
	World Co. Ltd.	5,500	82
	FULLCAST Holdings Co. Ltd.	8,066	81
	Ichiyoshi Securities Co. Ltd.	15,000	81
	Rock Field Co. Ltd.	8,000	81
	Kawada Technologies Inc.	4,500	81
	Carta Holdings Inc.	8,300	81
	AOKI Holdings Inc.	8,800	80
	Giken Ltd.	6,700	79
	Elematec Corp.	6,200	79
	Yorozu Corp.	10,300	79
	METAWATER Co. Ltd.	6,400	79
*	Demae-Can Co. Ltd.	46,700	79
	J-Oil Mills Inc.	5,600	78
	Akatsuki Inc.	4,989	78
	Sparx Group Co. Ltd.	7,140	78
	Chofu Seisakusho Co. Ltd.	5,300	76
	Hochiki Corp.	5,000	76
	Vector Inc.	11,600	76
	Maxvalu Tokai Co. Ltd.	3,600	76
	Chilled & Frozen Logistics Holdings Co. Ltd.	2,000	76
	Cawachi Ltd.	4,000	74
	ES-Con Japan Ltd.	10,700	74
*	Pacific Metals Co. Ltd.	8,200	74
	NEC Capital Solutions Ltd.	2,600	74
*	Tsubaki Nakashima Co. Ltd.	14,100	74
	Seikagaku Corp.	12,300	73
	LIFULL Co. Ltd.	67,200	73
	Tv Tokyo Holdings Corp.	3,000	73
	Oriental Shiraishi Corp.	31,300	73
	EM Systems Co. Ltd.	16,900	72
	Toa Corp. (XTKS)	9,800	71
	COLOPL Inc.	17,400	71
	Fudo Tetra Corp.	4,400	70
	Okuwa Co. Ltd.	11,800	70
	Arisawa Manufacturing Co. Ltd.	6,700	70
	Nitto Kohki Co. Ltd.	4,500	69
	Mitsubishi Research Institute Inc.	2,200	69
	Midac Holdings Co. Ltd.	6,500	69
	Management Solutions Co. Ltd.	7,467	68
	Takatori Corp.	3,306	68
	Maezawa Kyuso Industries Co. Ltd.	6,900	67
	Honeys Holdings Co. Ltd.	6,260	67
	Shibusawa Warehouse Co. Ltd.	3,300	67
	Pharma Foods International Co. Ltd.	9,100	67
	Genki Sushi Co. Ltd.	2,583	67

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Inageya Co. Ltd.	7,747	66
	Kanaden Corp.	6,100	66
	Takaoka Toko Co. Ltd.	4,900	66
	Ebase Co. Ltd.	15,000	66
	Central Security Patrols Co. Ltd.	3,519	65
	MTI Ltd.	11,600	65
	Weathernews Inc.	1,700	65
	KFC Holdings Japan Ltd.	1,500	65
	Taki Chemical Co. Ltd.	2,200	65
	Ubicom Holdings Inc.	7,300	65
	Icom Inc.	3,100	64
	YA-MAN Ltd.	11,400	64
	Chuo Spring Co. Ltd.	8,200	63
	DKK Co. Ltd.	4,400	63
	Elan Corp.	10,200	63
	Kintetsu Department Store Co. Ltd.	4,000	62
	M&A Capital Partners Co. Ltd.	4,400	62
[1]	Gamecard-Joyco Holdings Inc.	4,000	62
	Solasto Corp.	18,000	61
*	Roland DG Corp.	1,700	60
	Xebio Holdings Co. Ltd.	7,400	60
	Riso Kyoiku Co. Ltd.	36,600	59
*	Toho Zinc Co. Ltd.	11,300	59
	G-7 Holdings Inc.	5,200	59
	Sanoh Industrial Co. Ltd.	8,600	57
	CI Takiron Corp.	10,000	57
	Aeon Fantasy Co. Ltd.	3,300	56
	Ichikoh Industries Ltd.	17,000	56
	Ohara Inc.	5,800	55
	Arakawa Chemical Industries Ltd.	6,800	54
	Amuse Inc.	5,000	54
	Shin Nippon Biomedical Laboratories Ltd.	6,500	54
	World Holdings Co. Ltd.	3,700	54
	Nippon Sharyo Ltd.	3,483	53
*,1	Japan Display Inc.	434,300	53
	Airtrip Corp.	5,625	53
	Corona Corp.	8,100	52
	Central Sports Co. Ltd.	3,050	52
	Onoken Co. Ltd.	4,800	52
	Tokyo Energy & Systems Inc.	6,000	52
	Advan Group Co. Ltd.	8,200	51
	BrainPad Inc.	7,710	51
	Taiho Kogyo Co. Ltd.	10,100	50
	Alpha Systems Inc.	2,500	50
	Link & Motivation Inc.	15,500	50
	LITALICO Inc.	6,100	50
	Chori Co. Ltd.	1,900	48
	Shindengen Electric Manufacturing Co. Ltd.	2,400	47
	WDB Holdings Co. Ltd.	3,740	46
	S-Pool Inc.	21,565	46
	GMO GlobalSign Holdings KK	2,222	46
[1]	Abalance Corp.	6,200	45
	Tomoku Co. Ltd.	2,400	42
	CHIMNEY Co. Ltd.	4,600	42
	Pole To Win Holdings Inc.	14,200	42
	JDC Corp.	12,200	40
	Artnature Inc.	7,000	39
	Fukui Computer Holdings Inc.	2,200	38
*	Optim Corp.	8,298	37
	Daisyo Corp.	4,500	36
*	Sourcenext Corp.	24,700	36
	JSP Corp.	2,300	35
	Tosho Co. Ltd.	7,200	35
	Digital Holdings Inc.	4,895	35
	Marvelous Inc.	7,600	33
	Nagatanien Holdings Co. Ltd.	1,600	33
	Tsutsumi Jewelry Co. Ltd.	2,300	33
	Nakayama Steel Works Ltd.	5,000	32
*	FDK Corp.	6,800	31
	Iseki & Co. Ltd.	4,400	30

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Hito Communications Holdings Inc.	4,700	30
*	Atrae Inc.	5,000	29
	MedPeer Inc.	6,711	27
*,1	Open Door Inc.	4,800	26
	Cleanup Corp.	5,000	24
	I-PEX Inc.	1,800	24
	IR Japan Holdings Ltd.	3,100	22
	Gecoss Corp.	3,200	21
	Fibergate Inc.	2,603	21
	Inui Global Logistics Co. Ltd.	2,647	20
	Japan Medical Dynamic Marketing Inc.	3,957	19
	Oro Co. Ltd.	1,142	19
*	TerraSky Co. Ltd.	1,312	19
	Media Do Co. Ltd.	1,830	17
	Direct Marketing MiX Inc.	10,200	16
	Tess Holdings Co. Ltd.	4,400	12
	Kamakura Shinsho Ltd.	3,700	11
*	Gunosy Inc.	1,500	8
			3,029,253
Kuwait (0.1%)
	Kuwait Finance House KSCP	6,119,503	14,758
	National Bank of Kuwait SAKP	4,876,689	14,460
	Mobile Telecommunications Co. KSCP	1,376,767	2,055
	Boubyan Bank KSCP	873,462	1,692
	Gulf Bank KSCP	1,115,071	1,135
	Mabanee Co. KPSC	366,078	1,005
	Agility Public Warehousing Co. KSC	902,851	811
	National Industries Group Holding SAK	967,202	712
	Humansoft Holding Co. KSC	63,728	549
*	Warba Bank KSCP	763,163	452
*	Kuwait Projects Co. Holding KSCP	1,240,897	431
	Kuwait International Bank KSCP	618,012	378
	Integrated Holding Co. KCSC	194,892	363
	Boubyan Petrochemicals Co. KSCP	185,530	354
	Burgan Bank SAK	518,660	324
	Boursa Kuwait Securities Co. KPSC	45,883	311
	Kuwait Telecommunications Co.	172,303	302
	Salhia Real Estate Co. KSCP	206,279	287
*	National Real Estate Co. KPSC	567,110	149
	Jazeera Airways Co. KSCP	48,664	148
*	Alimtiaz Investment Group KSC	502,896	81
	Al Ahli Bank of Kuwait KSCP	31,934	32
	Kuwait Real Estate Co. KSC	33,128	26
	Commercial Real Estate Co. KSC	34,457	16
	Gulf Cables & Electrical Industries Group Co. KSCP	904	5
			40,836
Malaysia (0.2%)
	Malayan Banking Bhd.	4,443,181	9,884
	Public Bank Bhd.	8,777,230	8,047
	Tenaga Nasional Bhd.	2,603,274	7,981
	CIMB Group Holdings Bhd.	4,921,352	7,957
	Ihh Healthcare Bhd.	1,917,320	2,629
	Press Metal Aluminium Holdings Bhd.	2,220,160	2,592
	Gamuda Bhd.	1,491,600	2,551
	MISC Bhd.	1,244,921	2,383
	Petronas Gas Bhd.	570,100	2,260
	Petronas Chemicals Group Bhd.	1,756,589	2,218
	YTL Corp. Bhd.	2,929,312	2,179
	SD Guthrie Bhd.	2,223,475	2,165
	CELCOMDIGI Bhd.	2,290,800	1,896
	IJM Corp. Bhd.	2,131,720	1,626
	Hong Leong Bank Bhd.	382,600	1,606
	AMMB Holdings Bhd.	1,588,973	1,561
	Kuala Lumpur Kepong Bhd.	339,300	1,558
	Inari Amertron Bhd.	1,844,275	1,521
	YTL Power International Bhd.	1,486,600	1,512
	IOI Corp. Bhd.	1,799,740	1,497
	RHB Bank Bhd.	1,167,550	1,451
	PPB Group Bhd.	435,840	1,408

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Axiata Group Bhd.	2,682,651	1,403
	Malaysia Airports Holdings Bhd.	627,900	1,400
	Genting Bhd.	1,326,100	1,367
	Maxis Bhd.	1,773,800	1,364
	Sime Darby Bhd.	2,256,875	1,278
	Dialog Group Bhd.	2,279,748	1,261
[2]	MR DIY Group M Bhd.	2,661,150	1,217
	Genting Malaysia Bhd.	1,807,200	1,024
	Telekom Malaysia Bhd.	645,500	980
	Nestle Malaysia Bhd.	39,000	923
	TIME dotCom Bhd.	800,900	896
	QL Resources Bhd.	592,690	863
	Frontken Corp. Bhd.	863,300	810
	Petronas Dagangan Bhd.	204,400	790
	KPJ Healthcare Bhd.	1,748,200	708
	Fraser & Neave Holdings Bhd.	102,400	687
	Yinson Holdings Bhd.	1,277,120	664
*	Hartalega Holdings Bhd.	995,100	661
*	Top Glove Corp. Bhd.	2,903,100	651
	Bursa Malaysia Bhd.	301,750	628
	My EG Services Bhd.	2,904,500	627
*	Chin Hin Group Bhd.	806,200	574
	SP Setia Bhd. Group	1,609,800	562
	Alliance Bank Malaysia Bhd.	622,400	558
	Hong Leong Financial Group Bhd.	147,842	554
	Axis REIT	1,351,800	533
	United Plantations Bhd.	89,000	507
	HAP Seng Consolidated Bhd.	484,900	454
	IOI Properties Group Bhd.	951,400	441
*	Greatech Technology Bhd.	370,900	429
	VS Industry Bhd.	1,525,200	402
	Kossan Rubber Industries Bhd.	869,600	401
	Malaysian Pacific Industries Bhd.	47,200	387
	CTOS Digital Bhd.	1,210,400	375
*	Berjaya Corp. Bhd.	3,770,560	349
	Bank Islam Malaysia Bhd	613,100	332
	Pentamaster Corp. Bhd.	286,500	305
	BerMaz Auto Bhd.	575,020	304
	D&O Green Technologies Bhd.	387,200	293
	Scientex Bhd.	313,200	289
	MBSB Bhd.	1,361,200	242
*	Bumi Armada Bhd.	2,007,550	238
	Cahya Mata Sarawak Bhd.	742,200	235
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	207
*	WCT Holdings Bhd.	714,641	204
	UEM Sunrise Bhd.	780,000	192
	Padini Holdings Bhd.	235,700	174
	British American Tobacco Malaysia Bhd.	94,900	172
	Malaysian Resources Corp. Bhd.	1,216,600	165
	Hibiscus Petroleum Bhd.	300,760	158
	FGV Holdings Bhd.	539,000	151
*	Supermax Corp. Bhd.	719,433	141
	Velesto Energy Bhd.	2,852,563	134
*	UWC Bhd.	206,100	129
*	Dagang NeXchange Bhd.	1,278,800	117
	Sports Toto Bhd.	283,099	102
*,2	Lotte Chemical Titan Holding Bhd.	424,800	99
	DRB-Hicom Bhd.	333,800	97
*	PMB Technology Bhd.	101,341	40
*	Astro Malaysia Holdings Bhd.	557,587	34
	Sunway Bhd.	34,400	32
	Sime Darby Property Bhd.	56,800	20
	Heineken Malaysia Bhd.	2,000	10
			99,826
Mexico (0.2%)
	Grupo Financiero Banorte SAB de CV Class O	1,757,903	13,173
	Fomento Economico Mexicano SAB de CV	1,109,466	12,252
	America Movil SAB de CV Series B	13,842,275	11,561
	Grupo Mexico SAB de CV Series B	1,932,683	10,892

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Wal-Mart de Mexico SAB de CV	3,099,159	10,307
	Cemex SAB de CV	9,455,102	6,110
	Grupo Bimbo SAB de CV Series A	1,368,400	4,787
	Grupo Aeroportuario del Pacifico SAB de CV Class B	230,835	3,683
	Grupo Aeroportuario del Sureste SAB de CV Class B	113,861	3,433
*	Grupo Financiero Inbursa SAB de CV Class O	1,186,200	2,889
	Coca-Cola Femsa SAB de CV	296,660	2,692
	Arca Continental SAB de CV	253,500	2,495
	Gruma SAB de CV Class B	112,940	2,111
	Fibra Uno Administracion SA de CV	1,603,873	2,038
[3]	Grupo Elektra SAB de CV	34,744	1,762
	Grupo Bimbo SAB de CV Series A1	268,667	1,728
	Corp. Inmobiliaria Vesta SAB de CV	488,001	1,429
	Prologis Property Mexico SA de CV	407,975	1,362
	Grupo Aeroportuario del Centro Norte SAB de CV	157,488	1,352
	Grupo Comercial Chedraui SA de CV	174,159	1,298
[2]	Banco del Bajio SA	425,238	1,267
	Alfa SAB de CV Class A	2,059,400	1,184
	Promotora y Operadora de Infraestructura SAB de CV	122,906	1,154
*	Industrias Penoles SAB de CV	71,778	1,049
	TF Administradora Industrial S de RL de CV	473,746	1,019
	Regional SAB de CV	135,400	983
	Alsea SAB de CV	290,800	878
	Kimberly-Clark de Mexico SAB de CV Class A	486,800	866
	GCC SAB de CV	99,200	842
	El Puerto de Liverpool SAB de CV Class C1	118,800	834
	Qualitas Controladora SAB de CV	87,764	809
[2]	FIBRA Macquarie Mexico	434,428	725
	Orbia Advance Corp. SAB de CV	512,958	658
	Operadora De Sites Mexicanos SAB de CV Class A-1	753,665	654
	Gentera SAB de CV	525,200	623
	Grupo Televisa SAB Series CPO	1,334,134	589
	La Comer SAB de CV	270,574	503
	Becle SAB de CV	286,000	471
	Bolsa Mexicana de Valores SAB de CV	274,000	426
	Genomma Lab Internacional SAB de CV Class B	388,063	401
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	576,100	355
	Megacable Holdings SAB de CV	146,462	344
*,2	Grupo Traxion SAB de CV	280,535	337
*,2	Nemak SAB de CV	1,469,999	200
*	Ollamani SAB	81,707	185
*	Alpek SAB de CV	188,017	125
	Concentradora Fibra Danhos SA de CV	111,508	122
	Grupo Rotoplas SAB de CV	71,921	101
			115,058
Netherlands (1.0%)
	ASML Holding NV	235,816	219,585
	ING Groep NV	1,860,408	33,768
	Prosus NV	872,809	30,446
	Wolters Kluwer NV	144,955	24,267
*,2	Adyen NV	17,694	21,644
	ASM International NV	27,961	19,238
	Koninklijke Ahold Delhaize NV	565,128	18,206
	Heineken NV	166,108	14,741
*	Koninklijke Philips NV	480,892	13,508
	DSM-Firmenich AG	104,214	13,305
[1]	Universal Music Group NV	449,258	10,703
	Koninklijke KPN NV	2,212,072	8,716
	NN Group NV	164,434	8,252
	ArcelorMittal SA	297,326	6,770
	Akzo Nobel NV	108,099	6,684
	EXOR NV	59,887	6,139
	BE Semiconductor Industries NV	46,505	5,991
	Aegon Ltd.	917,901	5,940
	Heineken Holding NV	77,585	5,717
	IMCD NV	36,312	5,221
[2]	ABN AMRO Bank NV	268,962	4,695
	ASR Nederland NV	84,619	4,252
	Randstad NV	61,499	2,995

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Arcadis NV	41,030	2,930
*	InPost SA	128,928	2,234
	Aalberts NV	55,669	2,129
[2]	Signify NV	71,909	1,780
	Fugro NV	65,283	1,744
	Koninklijke Vopak NV	36,924	1,650
	SBM Offshore NV	90,405	1,465
	JDE Peet's NV	65,177	1,433
	OCI NV	53,613	1,292
*,2	Just Eat Takeaway.com NV	93,652	1,194
[2]	CTP NV	63,098	1,106
	Allfunds Group plc	183,774	1,105
	TKH Group NV	21,594	946
	Van Lanschot Kempen NV	19,828	858
*,1,2	Basic-Fit NV	32,199	779
*,1	Galapagos NV	28,777	769
	Corbion NV	33,842	758
	Koninklijke BAM Groep NV	154,189	639
	Eurocommercial Properties NV	25,151	626
	APERAM SA	22,041	599
	Wereldhave NV	26,723	401
	NSI NV	15,668	332
	PostNL NV	207,848	307
	Flow Traders Ltd.	18,375	306
	AMG Critical Materials NV	15,733	268
	Vastned Retail NV	10,192	258
	Sligro Food Group NV	19,031	253
*,2	Alfen NV	12,865	238
	Brunel International NV	20,680	236
*,2	Just Eat Takeaway.com NV (XLON)	16,170	206
*,1	TomTom NV	34,247	188
[2]	B&S Group Sarl	5,733	29
			519,841
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	365,100	7,048
	Infratil Ltd.	609,550	3,916
	Auckland International Airport Ltd.	772,998	3,443
	Meridian Energy Ltd.	790,799	3,064
	Spark New Zealand Ltd.	1,139,083	2,927
	Contact Energy Ltd.	445,291	2,253
	Mainfreight Ltd.	47,820	2,123
*	a2 Milk Co. Ltd.	446,696	2,109
	EBOS Group Ltd.	93,903	2,015
	Mercury NZ Ltd.	379,901	1,558
	Summerset Group Holdings Ltd.	139,748	933
*	Ryman Healthcare Ltd.	338,359	915
	Fletcher Building Ltd.	426,263	794
	Goodman Property Trust	575,791	708
	Freightways Group Ltd.	105,864	574
	Kiwi Property Group Ltd.	1,021,980	549
	Precinct Properties Group	675,233	487
	Genesis Energy Ltd.	322,597	426
	SKYCITY Entertainment Group Ltd.	397,584	369
	Vital Healthcare Property Trust	308,650	349
	Argosy Property Ltd.	530,244	333
	Vector Ltd.	132,396	296
	Air New Zealand Ltd.	830,223	286
	Stride Property Group	344,664	263
	Scales Corp. Ltd.	90,087	189
	SKY Network Television Ltd.	112,768	170
*	Oceania Healthcare Ltd.	327,119	152
*	Synlait Milk Ltd.	7,538	1
			38,250
Norway (0.2%)
	Equinor ASA	527,229	13,961
	DNB Bank ASA	610,840	12,620
	Mowi ASA	283,493	4,785
	Aker BP ASA	191,691	4,642
	Norsk Hydro ASA	825,545	4,579

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Kongsberg Gruppen ASA	43,882	4,413
	Telenor ASA	364,610	4,347
	Orkla ASA	442,946	3,738
	Yara International ASA	101,715	2,897
	Subsea 7 SA	132,866	2,556
	TOMRA Systems ASA	144,184	2,377
	Storebrand ASA	228,232	2,291
	Salmar ASA	36,608	2,106
	Frontline plc	84,123	2,074
	Gjensidige Forsikring ASA	104,045	1,760
	Var Energi ASA	528,694	1,684
	Bakkafrost P/F	30,000	1,567
	Schibsted ASA Class B	54,068	1,470
	TGS ASA	116,160	1,420
	Schibsted ASA Class A	48,144	1,383
*	Nordic Semiconductor ASA	109,824	1,358
	SpareBank 1 SR-Bank ASA	101,213	1,299
	SpareBank 1 SMN	86,574	1,291
	Hafnia Ltd.	152,526	1,208
	Borregaard ASA	56,681	971
*	Borr Drilling Ltd.	134,644	915
	Golden Ocean Group Ltd.	73,036	907
*,2	AutoStore Holdings Ltd.	647,251	816
*	Cadeler A/S	121,015	782
	Protector Forsikring ASA	37,325	771
	Aker ASA Class A	12,925	758
[2]	BW LPG Ltd.	45,242	735
	Veidekke ASA	63,125	706
	Leroy Seafood Group ASA	160,405	697
	Hoegh Autoliners ASA	63,116	690
	Aker Solutions ASA	140,416	670
*,2	Crayon Group Holding ASA	51,018	609
	Wallenius Wilhelmsen ASA	62,865	585
	Atea ASA	42,801	570
	Stolt-Nielsen Ltd.	13,940	547
*,1	NEL ASA	943,855	509
[2]	Europris ASA	84,603	505
	MPC Container Ships ASA	239,008	501
*,2	Scatec ASA	61,320	495
	DNO ASA	463,294	472
	FLEX LNG Ltd.	16,706	450
*,2	Elkem ASA	194,024	405
*,2	Entra ASA	35,351	397
	Austevoll Seafood ASA	43,237	357
	Bonheur ASA	11,634	303
*	Hexagon Composites ASA	82,358	251
	Wilh Wilhelmsen Holding ASA Class A	6,785	240
	Grieg Seafood ASA	26,579	155
*	BW Energy Ltd.	47,294	134
*	Aker Carbon Capture ASA	203,126	119
	BW Offshore Ltd.	39,903	111
*	DOF Group ASA	4,428	46
*,1	Cavendish Hydrogen ASA	18,876	32
			99,037
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	469,991	304
	Engro Corp. Ltd.	173,226	206
	Hub Power Co. Ltd.	384,498	203
	Oil & Gas Development Co. Ltd.	428,242	199
	Systems Ltd.	111,174	166
	Habib Bank Ltd.	345,659	164
	Lucky Cement Ltd.	51,526	161
	Engro Fertilizers Ltd.	189,840	114
	Pakistan Oilfields Ltd.	53,810	108
	Pakistan Petroleum Ltd.	260,712	105
	Millat Tractors Ltd.	44,227	100
	Pakistan State Oil Co. Ltd.	171,596	98
	United Bank Ltd.	95,600	89

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	TRG Pakistan	249,819	48
			2,065
Philippines (0.1%)
	International Container Terminal Services Inc.	650,940	3,975
	Bdo Unibank Inc.	1,399,972	3,293
	SM Prime Holdings Inc.	6,412,550	3,168
	Bank of the Philippine Islands	1,236,406	2,571
	Ayala Land Inc.	4,281,000	2,168
	Ayala Corp.	190,075	1,912
	PLDT Inc.	50,085	1,301
	Metropolitan Bank & Trust Co.	1,030,859	1,213
	Jollibee Foods Corp.	270,880	1,069
	Manila Electric Co.	157,675	1,053
	Universal Robina Corp.	488,300	996
	JG Summit Holdings Inc.	1,846,223	880
	Globe Telecom Inc.	19,369	714
[2]	Monde Nissin Corp.	4,179,000	657
	ACEN Corp.	6,452,188	607
	GT Capital Holdings Inc.	57,715	584
*	Cebu Air Inc.	1,062,540	535
	DMCI Holdings Inc.	2,550,100	497
	San Miguel Corp.	255,440	437
	Semirara Mining & Power Corp.	750,736	430
	Century Pacific Food Inc.	702,400	416
*	Bloomberry Resorts Corp.	2,414,100	342
	AREIT Inc.	526,000	333
	LT Group Inc.	1,831,100	309
	Wilcon Depot Inc.	965,800	290
*	Converge Information and Communications Technology Solutions Inc.	1,323,800	262
	Puregold Price Club Inc.	511,480	231
	Robinson's Land Corp.	899,361	228
	Megaworld Corp.	4,417,900	137
	Alliance Global Group Inc.	568,287	87
	First Gen Corp.	286,238	85
	D&L Industries Inc.	751,700	77
			30,857
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	518,982	7,713
	ORLEN SA	341,559	5,569
	Powszechny Zaklad Ubezpieczen SA	325,702	3,989
	Bank Polska Kasa Opieki SA	92,688	3,755
*,2	Allegro.eu SA	329,597	3,028
	KGHM Polska Miedz SA	84,346	2,900
*,2	Dino Polska SA	30,332	2,696
	Santander Bank Polska SA	19,650	2,589
	LPP SA	671	2,573
[1]	CD Projekt SA	40,033	1,607
	Alior Bank SA	63,218	1,515
*	mBank SA	7,681	1,208
	Grupa Kety SA	5,728	1,188
	KRUK SA	10,557	1,182
	Budimex SA	7,178	1,155
*	PGE Polska Grupa Energetyczna SA	515,663	949
*	CCC SA	27,798	884
	Orange Polska SA	415,849	833
*	Bank Millennium SA	335,488	769
	Benefit Systems SA	1,019	682
	Asseco Poland SA	31,073	659
*	Tauron Polska Energia SA	581,627	557
	Bank Handlowy w Warszawie SA	20,504	503
*	Enea SA	142,764	397
*	Pepco Group NV	76,976	372
*	Cyfrowy Polsat SA	96,348	315
*	AmRest Holdings SE	45,783	285
*,1	Jastrzebska Spolka Weglowa SA	31,151	210
*,1	Grupa Azoty SA	36,965	168
	Warsaw Stock Exchange	14,040	150
[2]	XTB SA	3,555	57
			50,457

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
Portugal (0.0%)
	EDP SA	1,914,150	7,889
	Galp Energia SGPS SA	276,679	5,818
	Jeronimo Martins SGPS SA	160,775	2,809
	EDP Renovaveis SA	163,190	2,537
	Banco Comercial Portugues SA Class R	4,841,376	2,041
	NOS SGPS SA	150,083	577
	Sonae SGPS SA	501,344	511
	REN - Redes Energeticas Nacionais SGPS SA	197,664	501
	Navigator Co. SA	112,017	454
	CTT-Correios de Portugal SA	84,886	384
*	Greenvolt-Energias Renovaveis SA	33,724	304
	Corticeira Amorim SGPS SA	20,927	206
	Mota-Engil SGPS SA	44,604	175
	Altri SGPS SA	31,778	173
	Semapa-Sociedade de Investimento e Gestao	5,989	97
			24,476
Qatar (0.1%)
	Qatar National Bank QPSC	2,671,091	11,203
	Qatar Islamic Bank QPSC	1,029,643	5,567
	Industries Qatar QSC	935,713	3,367
	Masraf Al Rayan QSC	3,918,419	2,507
	Commercial Bank PSQC	1,944,588	2,232
	Qatar Navigation QSC	612,376	1,994
	Qatar International Islamic Bank QSC	695,236	1,992
	Qatar Gas Transport Co. Ltd.	1,596,055	1,975
	Mesaieed Petrochemical Holding Co.	3,635,228	1,670
	Qatar Fuel QSC	346,556	1,403
	Ooredoo QPSC	461,773	1,325
	Qatar Electricity & Water Co. QSC	276,718	1,169
	Dukhan Bank	1,056,822	1,087
	Barwa Real Estate Co.	1,118,388	853
	Vodafone Qatar QSC	1,348,214	626
	Doha Bank QPSC	1,482,769	603
	Qatar Aluminum Manufacturing Co.	1,449,416	518
	Gulf International Services QSC	464,828	441
	Al Meera Consumer Goods Co. QSC	71,449	287
	United Development Co. QSC	853,995	258
*	Ezdan Holding Group QSC	889,166	186
			41,263
Romania (0.0%)
	Banca Transilvania SA	468,542	2,956
	OMV Petrom SA	10,046,713	1,726
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	45,200	1,224
	Societatea Nationala Nuclearelectrica SA	32,736	335
	Societatea Energetica Electrica SA	90,531	320
*	MED Life SA	240,516	304
	One United Properties SA	1,062,086	197
*	Teraplast SA	521,432	61
			7,123
Russia (0.0%)
*,3	Inter Rao Ues PJSC	21,942,572	—
*,3	MMC Norilsk Nickel PJSC ADR	11	—
*,3	Sberbank of Russia PJSC	4,728,611	—
*,3	Moscow Exchange MICEX-RTS PJSC	658,425	—
*,3	GMK Norilskiy Nickel PAO	1,936,300	—
*,3	LUKOIL PJSC ADR	3,780	—
*,3	Gazprom PJSC ADR	313,870	—
*,3	Surgutneftegas PJSC ADR	47,140	—
*,3	Alrosa PJSC	1,231,670	—
*,3	PhosAgro PJSC (MISX)	15,783	—
*,2,3	Detsky Mir PJSC	260,150	—
*,3	United Co. RUSAL International PJSC	1,172,328	—
*,3	Unipro PJSC	4,599,900	—
*,3	OGK-2 PJSC	12,702,000	—
*,3	Polyus PJSC	13,233	—
*,3	Raspadskaya OJSC	42,160	—
*,3	TGC-1 PJSC	1,082,800,000	—
*,3	RusHydro PJSC	48,994,242	—

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*,3	Aeroflot PJSC	460,151	—
*,3	Rostelecom PJSC	423,403	—
*,3	Mechel PJSC	111,128	—
*,3	Tatneft PJSC	225,781	—
*,3	LSR Group PJSC	8,952	—
*,3	Novolipetsk Steel PJSC	493,984	—
*,3	Mobile TeleSystems PJSC	325,942	—
*,3	Magnit PJSC	21,158	—
*,3	Novatek PJSC	475,632	—
*,3	Gazprom PJSC	4,172,369	—
*,3	Mosenergo PJSC	4,418,467	—
*,3	Federal Grid Co. - Rosseti PJSC	169,995,138	—
*,3	Lukoil PJSC	169,538	—
*,3	M Video PJSC	64,788	—
*,3	Rosneft Oil Co. PJSC	468,990	—
*,3	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,3	VTB Bank PJSC	419,083	—
*,3	EL5-ENERO PJSC	10,241,000	—
*,3	Sistema AFK PAO	1,740,320	—
*,3	Severstal PAO PJSC	82,549	—
*,3	Surgutneftegas PJSC	3,687,540	—
*,3	Credit Bank of Moscow PJSC	5,908,600	—
*,3	Sovcomflot PJSC	170,280	—
*,3	Gruppa Kompanii Samolyot PAO	3,481	—
*,3	Novorossiysk Commercial Sea Port PJSC	2,266,500	—
*,3	Bank St. Petersburg PJSC	83,530	—
*,3	IDGC of Centre and Volga Region PJSC	41,250,000	—
*,3	Cherkizovo Group PJSC	224	—
*,2,3	Segezha Group PJSC	947,500	—
*,3	PhosAgro PJSC	214	—
			—
Saudi Arabia (0.4%)
	Al Rajhi Bank	1,172,023	26,723
[2]	Saudi Arabian Oil Co.	2,685,479	19,757
	Saudi National Bank	1,742,561	17,607
	ACWA Power Co.	129,043	13,587
	Saudi Basic Industries Corp.	540,601	11,352
	Saudi Telecom Co.	1,076,296	11,056
*	Saudi Arabian Mining Co.	722,618	8,297
	Riyad Bank	875,283	6,403
	Alinma Bank	729,123	6,297
	Saudi Awwal Bank	566,576	5,928
	SABIC Agri-Nutrients Co.	140,288	4,402
	Dr Sulaiman Al Habib Medical Services Group Co.	50,654	3,889
	Elm Co.	15,263	3,722
	Bank AlBilad	362,561	3,554
	Banque Saudi Fransi	349,457	3,446
	Etihad Etisalat Co.	220,577	3,064
	Arab National Bank	534,627	3,058
	Bupa Arabia for Cooperative Insurance Co.	44,423	2,728
	Almarai Co. JSC	148,803	2,397
	Saudi Electricity Co.	474,102	2,160
*	Savola Group	154,270	1,877
	Mouwasat Medical Services Co.	57,252	1,842
	Yanbu National Petrochemical Co.	169,076	1,823
	Saudi Tadawul Group Holding Co.	28,839	1,780
*	Al Rajhi Co. for Co-operative Insurance	29,743	1,731
	Co. for Cooperative Insurance	43,895	1,684
	Sahara International Petrochemical Co.	216,001	1,644
*	Saudi Research & Media Group	22,649	1,576
*	Ades Holding Co.	275,073	1,497
*	Bank Al-Jazira	303,842	1,393
	Jarir Marketing Co.	358,655	1,242
	Saudi Investment Bank	362,422	1,235
	SAL Saudi Logistics Services	14,194	1,189
	Arabian Internet & Communications Services Co.	14,822	1,162
	Nahdi Medical Co.	32,545	1,152
*	Dar Al Arkan Real Estate Development Co.	315,938	1,141
	Saudi Industrial Investment Group	209,456	1,140

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Dallah Healthcare Co.	22,635	998
	Riyadh Cables Group Co.	36,643	955
	Saudi Aramco Base Oil Co.	27,242	945
*	Saudi Kayan Petrochemical Co.	428,866	933
	Astra Industrial Group	21,076	897
	Aldrees Petroleum and Transport Services Co.	29,384	884
*	Advanced Petrochemical Co.	77,019	821
	Leejam Sports Co. JSC	15,151	807
	Mobile Telecommunications Co. Saudi Arabia	275,878	800
	Abdullah Al Othaim Markets Co.	253,510	791
	Saudia Dairy & Foodstuff Co.	8,576	785
	Saudi Airlines Catering Co.	25,356	784
	Saudi Chemical Co. Holding	257,636	776
*	Seera Group Holding	110,208	729
	Power & Water Utility Co. for Jubail & Yanbu	43,801	719
	National Medical Care Co.	12,250	675
*	Saudi Ground Services Co.	49,207	672
*	National Agriculture Development Co.	87,369	671
	National Gas & Industrialization Co.	23,169	658
	Al Hammadi Holding	49,256	616
[2]	Arabian Centres Co. Ltd.	107,522	573
*	Saudi Real Estate Co.	94,116	563
	Yamama Cement Co.	61,689	546
*	National Industrialization Co. Class C	182,812	542
*	Middle East Healthcare Co.	25,278	533
	United Electronics Co.	21,699	531
	Arabian Drilling Co.	14,428	499
*	Arabian Contracting Services Co.	8,162	492
	Saudi Cement Co.	42,890	488
	Qassim Cement Co.	32,987	474
	United International Transportation Co.	18,517	441
	Al-Dawaa Medical Services Co.	18,308	437
*	Rabigh Refining & Petrochemical Co.	230,070	433
	Arriyadh Development Co.	64,810	412
*	Emaar Economic City	207,358	398
	Al Masane Al Kobra Mining Co.	23,180	367
	Southern Province Cement Co.	37,373	357
	BinDawood Holding Co.	175,250	339
*	Saudi Public Transport Co.	66,419	327
	City Cement Co.	56,779	273
	Yanbu Cement Co.	38,524	266
	Bawan Co.	20,681	258
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	33,231	255
*	Saudi Ceramic Co.	31,848	241
	Eastern Province Cement Co.	22,602	196
	Northern Region Cement Co.	76,004	182
	Arabian Cement Co.	23,203	167
	National Co. for Learning & Education	2,234	110
*	Zamil Industrial Investment Co.	17,264	104
*	Sinad Holding Co.	28,158	101
*	Methanol Chemicals Co.	24,248	98
*	Jahez International Co.	12,078	81
*	East Pipes Integrated Co. for Industry	1,628	68
*	Fawaz Abdulaziz Al Hokair & Co.	31,975	66
*	Najran Cement Co.	28,468	66
*	AlKhorayef Water & Power Technologies Co.	1,289	62
	Almunajem Foods Co.	1,910	51
*	Herfy Food Services Co.	7,093	50
*	Perfect Presentation For Commercial Services Co.	8,173	35
	Electrical Industries Co.	18,941	34
	Saudi Automotive Services Co.	1,616	27
*	Middle East Paper Co.	2,563	27
	Retal Urban Development Co.	3,610	12
*	Al Moammar Information Systems Co.	178	9
	Al Rajhi REIT	1,286	3
			212,045
Singapore (0.3%)
	DBS Group Holdings Ltd.	1,185,725	32,493
	Oversea-Chinese Banking Corp. Ltd.	2,082,938	23,184

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	United Overseas Bank Ltd.	711,500	17,253
	Singapore Telecommunications Ltd.	4,775,400	11,063
	CapitaLand Ascendas REIT	2,483,813	5,071
	CapitaLand Integrated Commercial Trust	3,142,117	4,908
	Keppel Ltd.	869,713	4,328
	Singapore Airlines Ltd.	812,136	4,244
	Singapore Exchange Ltd.	449,010	3,310
	Singapore Technologies Engineering Ltd.	928,400	3,074
	Capitaland Investment Ltd.	1,484,400	3,010
	Wilmar International Ltd.	1,206,537	2,877
	Venture Corp. Ltd.	225,900	2,557
	Genting Singapore Ltd.	3,410,300	2,167
	Mapletree Logistics Trust	2,089,315	2,026
	Sembcorp Industries Ltd.	543,831	1,944
	Mapletree Industrial Trust	1,082,692	1,878
	Thai Beverage PCL	4,728,500	1,786
	NetLink NBN Trust	2,535,200	1,613
*	Seatrium Ltd.	1,128,423	1,421
	Mapletree Pan Asia Commercial Trust	1,442,859	1,388
	City Developments Ltd.	332,900	1,327
	ComfortDelGro Corp. Ltd.	1,166,300	1,223
	SATS Ltd.	480,336	1,181
	Frasers Logistics & Commercial Trust	1,555,376	1,156
[1]	Jardine Cycle & Carriage Ltd.	54,888	1,069
	Keppel DC REIT	702,988	1,067
	Suntec REIT	1,200,700	1,062
	UOL Group Ltd.	257,255	1,039
	Frasers Centrepoint Trust	609,452	1,010
	Keppel REIT	1,404,690	921
	CapitaLand Ascott Trust	1,340,015	905
	Keppel Infrastructure Trust	2,207,766	795
	ESR-LOGOS REIT	3,671,580	758
	Golden Agri-Resources Ltd.	3,488,800	717
	Parkway Life REIT	247,986	675
	Bumitama Agri Ltd.	1,123,700	597
	iFAST Corp. Ltd.	95,400	535
	Olam Group Ltd.	607,300	527
	Lendlease Global Commercial REIT	1,127,814	503
	PARAGON REIT	703,313	463
	Capitaland India Trust	556,590	455
	Sheng Siong Group Ltd.	381,500	439
	Starhill Global REIT	1,044,000	387
	Far East Hospitality Trust	820,200	384
	Digital Core REIT Management Pte. Ltd.	666,700	380
	CDL Hospitality Trusts	523,279	379
	AIMS APAC REIT	383,363	376
	UMS Holdings Ltd.	445,700	375
	StarHub Ltd.	384,200	365
	Raffles Medical Group Ltd.	493,400	347
	Singapore Post Ltd.	1,025,300	338
	Hutchison Port Holdings Trust	2,735,500	334
	First Resources Ltd.	293,100	325
	CapitaLand China Trust	599,068	309
	Cromwell European REIT	166,820	253
	OUE Real Estate Investment Trust	1,210,175	245
	Riverstone Holdings Ltd.	320,000	228
*	AEM Holdings Ltd.	177,254	224
	First REIT	1,043,136	199
	SIA Engineering Co. Ltd.	98,500	169
	Keppel Pacific Oak US REIT	462,700	93
	Prime US REIT	381,240	73
*	Manulife US REIT	783,584	64
	Nanofilm Technologies International Ltd.	74,400	47
*	COSCO Shipping International Singapore Co. Ltd.	379,700	42
	Silverlake Axis Ltd.	142,579	31
*,1,3	Ezra Holdings Ltd.	344,056	—
*,3	Eagle Hospitality Trust	242,300	—
			155,986

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
South Africa (0.3%)
	Naspers Ltd. Class N	109,197	21,129
	FirstRand Ltd.	3,145,067	14,132
	Standard Bank Group Ltd.	841,626	10,258
	Gold Fields Ltd.	532,456	9,270
	Capitec Bank Holdings Ltd.	50,180	7,826
	Anglogold Ashanti plc	258,333	7,439
	MTN Group Ltd.	1,151,783	4,998
	Bid Corp. Ltd.	196,153	4,887
	Shoprite Holdings Ltd.	277,253	4,646
	Sanlam Ltd.	1,019,054	4,565
	Nedbank Group Ltd.	268,494	4,112
	Absa Group Ltd.	458,903	4,035
	Harmony Gold Mining Co. Ltd.	332,388	3,259
	Aspen Pharmacare Holdings Ltd.	224,127	3,098
	Bidvest Group Ltd.	199,885	3,004
	Sasol Ltd.	353,196	2,864
	Clicks Group Ltd.	141,388	2,752
	NEPI Rockcastle NV	336,367	2,534
	Impala Platinum Holdings Ltd.	469,334	2,411
	Discovery Ltd.	299,345	2,350
	Remgro Ltd.	283,325	2,178
	Reinet Investments SCA	80,299	2,162
	Old Mutual Ltd.	2,816,207	1,903
	Sibanye Stillwater Ltd.	1,664,246	1,900
	Vodacom Group Ltd.	334,653	1,882
	Mr Price Group Ltd.	154,796	1,841
	Woolworths Holdings Ltd.	514,024	1,700
[2]	Pepkor Holdings Ltd.	1,502,121	1,686
	Northam Platinum Holdings Ltd.	204,034	1,602
	Exxaro Resources Ltd.	141,825	1,520
	Foschini Group Ltd.	194,024	1,433
	Investec Ltd.	173,791	1,357
	Outsurance Group Ltd.	485,937	1,292
	Anglo American Platinum Ltd.	32,196	1,250
	Growthpoint Properties Ltd.	1,835,540	1,244
[1]	Tiger Brands Ltd.	95,538	1,171
	Momentum Group Ltd.	767,927	1,130
	Truworths International Ltd.	211,610	1,053
*	Multichoice Group	165,806	995
	AVI Ltd.	179,120	962
	Sappi Ltd.	311,190	907
	Redefine Properties Ltd.	3,743,410	875
*	SPAR Group Ltd.	126,055	869
	African Rainbow Minerals Ltd.	60,755	721
	Motus Holdings Ltd.	123,684	702
	Life Healthcare Group Holdings Ltd.	925,875	678
	Kumba Iron Ore Ltd.	30,338	663
	Fortress Real Estate Investments Ltd. Class B	628,691	591
	Netcare Ltd.	772,623	553
	Barloworld Ltd.	100,195	512
	Hyprop Investments Ltd.	283,893	503
	Thungela Resources Ltd.	73,464	487
	Vukile Property Fund Ltd.	502,898	454
	Resilient REIT Ltd.	157,411	435
	Coronation Fund Managers Ltd.	206,818	425
[2]	Dis-chem Pharmacies Ltd.	207,475	408
	Santam Ltd.	21,925	388
	Super Group Ltd.	216,350	362
	Equites Property Fund Ltd.	436,346	313
	Reunert Ltd.	77,073	304
	Omnia Holdings Ltd.	78,627	284
	Attacq Ltd.	475,772	284
*	MAS plc	280,278	282
*	Pick n Pay Stores Ltd.	208,642	266
	AECI Ltd.	45,345	264
	Ninety One Ltd.	117,635	256
	DRDGOLD Ltd.	235,199	240
*	Astral Foods Ltd.	21,408	203
*	KAP Ltd.	1,215,044	203

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Sun International Ltd.	95,252	201
*	Telkom SA SOC Ltd.	152,632	198
	JSE Ltd.	33,129	194
	DataTec Ltd.	96,451	189
	Burstone Group Ltd.	400,652	173
	Curro Holdings Ltd.	249,842	166
*	We Buy Cars Pty. Ltd.	94,241	138
	Afrimat Ltd.	17,190	65
	Grindrod Ltd.	71,516	61
*	Transaction Capital Ltd.	288,393	45
	Hosken Consolidated Investments Ltd.	3,053	31
			164,723
South Korea (1.2%)
	Samsung Electronics Co. Ltd. (XKRX)	2,818,815	173,814
	SK Hynix Inc.	322,777	46,294
	Hyundai Motor Co.	77,048	14,042
	Celltrion Inc.	85,793	12,843
	Shinhan Financial Group Co. Ltd.	291,482	12,820
	Kia Corp.	148,389	12,176
	POSCO Holdings Inc.	42,093	10,885
	KB Financial Group Inc.	162,030	10,475
	NAVER Corp.	81,690	10,419
	Hana Financial Group Inc.	156,746	7,426
*,2	Samsung Biologics Co. Ltd.	10,479	7,190
	Samsung SDI Co. Ltd. (XKRX)	29,960	7,044
	Hyundai Mobis Co. Ltd.	40,428	6,541
	LG Chem Ltd. (XKRX)	27,688	6,227
*	Alteogen Inc.	25,272	5,827
	Kakao Corp.	199,192	5,724
*,1	LG Energy Solution Ltd.	23,934	5,697
	Samsung C&T Corp.	49,319	5,618
	Samsung Fire & Marine Insurance Co. Ltd.	19,493	5,301
	LG Electronics Inc. (XKRX)	63,826	4,860
*	Krafton Inc.	21,251	4,582
	Hanwha Aerospace Co. Ltd.	20,345	4,269
	Woori Financial Group Inc.	360,919	4,154
*,1	HLB Inc.	69,851	4,149
	KT&G Corp.	58,962	4,020
*,1	Ecopro Co. Ltd.	58,171	3,955
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	25,884	3,927
	Samsung Electro-Mechanics Co. Ltd.	33,447	3,910
*,1	Ecopro BM Co. Ltd.	27,552	3,658
*	SK Square Co. Ltd.	55,274	3,506
*	Doosan Enerbility Co. Ltd.	251,028	3,457
	Meritz Financial Group Inc.	55,457	3,418
	LG Corp.	52,482	3,347
*	Samsung Heavy Industries Co. Ltd.	386,937	3,317
	Samsung Life Insurance Co. Ltd.	44,525	3,142
	HD Hyundai Electric Co Ltd.	12,779	2,892
*	SK Innovation Co. Ltd.	35,299	2,692
[1]	POSCO Future M Co. Ltd.	16,757	2,615
	KB Financial Group Inc. ADR (XNYS)	39,869	2,600
	Hanmi Semiconductor Co. Ltd.	25,770	2,482
	Samsung SDS Co. Ltd.	22,032	2,384
	SK Inc.	21,206	2,326
	HMM Co. Ltd.	171,893	2,286
	Korea Zinc Co. Ltd.	6,413	2,274
	Amorepacific Corp.	16,665	2,215
	Yuhan Corp.	32,022	2,206
	Korea Electric Power Corp.	152,283	2,198
	Hyundai Glovis Co. Ltd.	24,430	2,174
	DB Insurance Co. Ltd.	26,486	2,140
	KakaoBank Corp.	131,263	2,062
*	Samsung E&A Co. Ltd.	94,870	1,982
*	Hyundai Heavy Industries Co. Ltd.	12,582	1,944
	Korean Air Lines Co. Ltd.	118,611	1,843
	Korea Aerospace Industries Ltd.	41,870	1,740
	Industrial Bank of Korea	162,267	1,656
	HYBE Co. Ltd.	12,682	1,631

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	LG Display Co. Ltd.	196,099	1,610
	LG Innotek Co. Ltd.	8,406	1,579
	Hyundai Rotem Co. Ltd.	43,391	1,547
	HD Hyundai Co. Ltd.	24,902	1,526
	Coway Co. Ltd.	32,664	1,494
	Hankook Tire & Technology Co. Ltd.	44,973	1,469
	CJ CheilJedang Corp. (XKRX)	4,831	1,364
	LG H&H Co. Ltd. (XKRX)	5,185	1,334
*	CosmoAM&T Co. Ltd.	13,240	1,260
	Samsung Securities Co. Ltd.	37,845	1,238
	Korea Investment Holdings Co. Ltd.	22,980	1,235
*	L&F Co. Ltd.	14,686	1,228
	LS Electric Co. Ltd.	9,019	1,214
	NCSoft Corp.	9,398	1,206
*	Hanwha Ocean Co. Ltd.	50,962	1,141
	Hanwha Solutions Corp.	62,534	1,136
	S-Oil Corp.	23,011	1,135
	BNK Financial Group Inc.	160,128	1,113
	Hyundai Engineering & Construction Co. Ltd.	44,303	1,082
	Posco International Corp.	27,573	1,073
	Samyang Foods Co. Ltd.	2,385	1,071
*	HD HYUNDAI MIPO	12,355	1,063
*	SKC Co. Ltd.	10,566	1,054
*	Sam Chun Dang Pharm Co. Ltd.	7,881	1,054
*	Enchem Co. Ltd.	8,052	1,030
	Hyundai Steel Co.	50,193	1,016
	JB Financial Group Co. Ltd.	96,140	1,015
	Kumho Petrochemical Co. Ltd.	9,942	1,008
*	SK Biopharmaceuticals Co. Ltd.	15,913	1,000
*	Kum Yang Co. Ltd.	20,076	996
	GS Holdings Corp.	27,569	987
	Hanmi Pharm Co. Ltd.	4,634	979
	Hyundai Marine & Fire Insurance Co. Ltd.	36,323	956
	Fila Holdings Corp.	30,205	948
	LIG Nex1 Co. Ltd.	6,458	939
	IsuPetasys Co. Ltd.	28,046	938
	Hanjin Kal Corp.	18,400	931
	NH Investment & Securities Co. Ltd.	89,658	911
	Doosan Bobcat Inc.	29,777	901
	LG Uplus Corp.	121,959	892
	LS Corp.	10,464	888
	Hyosung Heavy Industries Corp.	3,869	878
	Orion Corp.Republic of Korea	13,585	871
*	Celltrion Pharm Inc.	11,407	838
	LEENO Industrial Inc.	5,543	816
	Mirae Asset Securities Co. Ltd.	143,114	813
	CJ Corp.	8,191	795
	Lotte Chemical Corp.	10,586	785
	Hotel Shilla Co. Ltd.	20,831	760
	KIWOOM Securities Co. Ltd.	7,824	760
	DB HiTek Co. Ltd.	18,856	751
*	LigaChem Biosciences Inc.	11,809	730
	POSCO Holdings Inc. (XNYS) ADR	10,691	700
	Eo Technics Co. Ltd.	5,093	659
	JYP Entertainment Corp.	15,420	650
*	Pearl Abyss Corp.	20,953	650
	HPSP Co. Ltd.	26,813	641
	NongShim Co. Ltd.	1,810	637
	Posco DX Co. Ltd.	29,436	624
	Hanwha Corp. (XKRX)	27,321	622
*	Doosan Robotics Inc.	11,905	620
*	Oscotec Inc.	20,441	619
	Kangwon Land Inc.	57,100	602
*,2	Netmarble Corp.	12,685	590
*	Korea Gas Corp.	17,814	579
	HL Mando Co. Ltd.	19,684	562
*	Hanall Biopharma Co. Ltd.	21,177	549
*	Hugel Inc.	3,040	544
*	Peptron Inc.	11,231	541
	Youngone Corp.	18,817	535

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	SK Bioscience Co. Ltd.	13,099	532
	OCI Holdings Co. Ltd.	9,856	530
	KCC Corp.	2,168	523
	Hyundai Doosan Infracore Co. Ltd.	89,646	522
	Hanwha Systems Co. Ltd.	37,816	521
	Hansol Chemical Co. Ltd.	4,231	506
[1]	Soulbrain Co. Ltd.	2,606	503
*	WONIK IPS Co. Ltd.	18,108	502
	Cheil Worldwide Inc.	38,524	499
	Samsung Card Co. Ltd.	16,192	497
	Green Cross Corp.	5,052	494
	E-MART Inc.	11,201	494
	DGB Financial Group Inc.	82,047	488
	Poongsan Corp.	11,418	487
	Cosmax Inc.	4,295	486
*	GS Engineering & Construction Corp.	32,813	476
	Classys Inc.	13,558	463
	Hanwha Life Insurance Co. Ltd.	200,116	455
*	Synopex Inc.	52,890	442
	Hyosung TNC Corp.	1,998	440
*	Daejoo Electronic Materials Co. Ltd.	5,071	438
	S-1 Corp.	10,560	435
	Doosan Co. Ltd.	3,387	434
	Hyundai Autoever Corp.	3,593	432
*	Rainbow Robotics	4,213	431
	Hyundai Elevator Co. Ltd.	13,632	425
	DL E&C Co. Ltd.	16,399	422
	Dongjin Semichem Co. Ltd.	15,849	421
*	Ecopro Materials Co. Ltd.	7,036	421
	Jusung Engineering Co. Ltd.	19,828	417
	Pan Ocean Co. Ltd.	146,753	415
*	HLB Life Science Co. Ltd.	53,557	415
	Green Cross Holdings Corp.	36,790	409
	Kolmar Korea Co. Ltd.	8,611	407
*	People & Technology Inc.	10,131	404
	Douzone Bizon Co. Ltd.	8,988	403
	Shinsegae Inc.	3,622	402
	Hyundai Wia Corp.	10,205	392
	Sebang Global Battery Co. Ltd.	5,794	391
*	Daewoo Engineering & Construction Co. Ltd.	128,480	391
	KEPCO Engineering & Construction Co. Inc.	7,001	389
	GS Retail Co. Ltd.	25,046	388
*,2	SK IE Technology Co. Ltd.	13,993	384
	LX International Corp.	17,052	382
	HDC Hyundai Development Co-Engineering & Construction Class E	22,781	382
	Medytox Inc.	3,003	379
	CS Wind Corp.	10,815	379
*	Lunit Inc.	13,146	378
	F&F Co. Ltd.	8,915	376
	SK REITs Co. Ltd.	98,664	375
	Hyosung Advanced Materials Corp.	1,626	372
	Korean Reinsurance Co.	61,215	369
	SM Entertainment Co. Ltd.	7,005	361
*	Wemade Co. Ltd.	13,053	359
	Chong Kun Dang Pharmaceutical Corp.	4,392	358
	KEPCO Plant Service & Engineering Co. Ltd.	12,468	358
	ST Pharm Co. Ltd.	5,481	357
	PharmaResearch Co. Ltd.	3,641	357
*	Taihan Electric Wire Co. Ltd.	33,792	340
	Lotte Shopping Co. Ltd.	7,496	339
	Soop Co. Ltd.	4,462	337
	Koh Young Technology Inc.	39,103	332
	AMOREPACIFIC Group	14,537	331
	Shinsung Delta Tech Co. Ltd.	8,477	327
	BGF retail Co. Ltd.	4,319	326
	Hana Micron Inc.	22,813	325
*	CJ ENM Co. Ltd.	5,763	322
*	Kakaopay Corp.	17,305	321
*	Kumho Tire Co. Inc.	85,471	319
	LOTTE Fine Chemical Co. Ltd.	9,334	317

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	CJ Logistics Corp.	4,399	317
	Lotte Energy Materials Corp.	11,227	317
*	Kakao Games Corp.	23,142	315
	LX Semicon Co. Ltd.	5,715	313
	Advanced Nano Products Co. Ltd.	4,508	309
	Paradise Co. Ltd.	34,477	297
*	ABLBio Inc.	14,103	296
	Kwang Dong Pharmaceutical Co. Ltd.	60,643	295
	Daeduck Electronics Co. Ltd.	18,162	295
	Park Systems Corp.	2,424	294
	Hanmi Science Co. Ltd.	12,822	291
*	Bioneer Corp.	12,524	289
	Hanon Systems	88,115	287
*	ISU Specialty Chemical	11,155	285
	Dongsuh Cos. Inc.	20,882	284
	DongKook Pharmaceutical Co. Ltd.	21,955	283
*	SOLUM Co. Ltd.	21,402	282
	Hyundai Construction Equipment Co. Ltd.	6,479	281
	Eugene Technology Co. Ltd.	8,350	281
	BH Co. Ltd.	17,644	280
	SIMMTECH Co. Ltd.	12,556	280
	Daewoong Pharmaceutical Co. Ltd.	3,006	274
	Hanwha General Insurance Co. Ltd.	66,514	274
	Hankook Shell Oil Co. Ltd.	1,097	273
*	Hyundai Bioscience Co. Ltd.	19,652	272
*	Creative & Innovative System	39,334	272
	DL Holdings Co. Ltd.	6,552	270
	SL Corp.	9,952	270
	Dentium Co. Ltd.	3,940	270
	Lotte Chilsung Beverage Co. Ltd.	2,581	268
	Daou Technology Inc.	19,687	267
	ESR Kendall Square REIT Co. Ltd.	73,044	262
	TCC Steel	9,727	262
*	Fadu Inc.	19,989	257
*	HLB Therapeutics Co. Ltd.	40,844	256
	Lotte Corp.	14,118	255
*	Chabiotech Co. Ltd.	21,371	254
	Shinhan Financial Group Co. Ltd. ADR	5,816	252
	Innocean Worldwide Inc.	17,506	252
*	Seojin System Co. Ltd.	12,648	250
	Hanssem Co. Ltd.	5,339	248
	Hite Jinro Co. Ltd.	16,354	248
	Tokai Carbon Korea Co. Ltd.	2,959	247
	DoubleUGames Co. Ltd.	7,242	245
	SK Networks Co. Ltd.	70,592	240
	ISC Co. Ltd.	6,564	239
*	Lake Materials Co. Ltd.	20,511	239
*	Pharmicell Co. Ltd.	62,387	238
	JR Global REIT	82,399	238
	S&S Tech Corp.	10,826	237
*	Doosan Fuel Cell Co. Ltd.	16,064	236
	Kolon Industries Inc.	8,682	235
	SK Chemicals Co. Ltd.	6,442	234
	Ecopro HN Co. Ltd.	6,106	233
*	Mezzion Pharma Co. Ltd.	9,718	230
	Youngone Holdings Co. Ltd.	3,801	225
*	Cafe24 Corp.	9,349	225
	HK inno N Corp.	7,555	218
	Ottogi Corp.	679	216
*	Cosmochemical Co. Ltd.	13,762	216
	Seegene Inc.	13,628	214
*	Jeju Air Co. Ltd.	30,603	214
	Hyundai Department Store Co. Ltd.	6,181	212
	Taekwang Industrial Co. Ltd.	481	212
	Han Kuk Carbon Co. Ltd.	23,265	209
*	Nexon Games Co. Ltd.	12,037	209
	HL Holdings Corp.	8,477	206
	Innox Advanced Materials Co. Ltd.	9,317	205
*	W Scope Chungju Plant Co. Ltd.	11,680	204
	Hyundai Green Food	22,101	203

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	LX Holdings Corp.	38,930	202
*	Foosung Co. Ltd.	43,488	201
	Partron Co. Ltd.	36,101	199
	Lotte Wellfood Co. Ltd.	1,518	199
	Hansol Paper Co. Ltd.	26,412	198
	JW Pharmaceutical Corp.	8,446	197
	SFA Engineering Corp.	10,655	197
	Binggrae Co. Ltd.	2,977	194
[1]	Posco M-Tech Co. Ltd.	14,440	194
*	Amicogen Inc.	53,231	191
*	Naturecell Co. Ltd.	23,800	190
	HAESUNG DS Co. Ltd.	7,122	190
	OCI Co. Ltd.	3,110	189
	LOTTE REIT Co. Ltd.	64,933	180
*	Duk San Neolux Co. Ltd.	7,056	178
	NHN Corp.	12,518	176
	Sam-A Aluminum Co. Ltd.	4,619	176
*	Asiana Airlines Inc.	24,040	175
*	Eubiologics Co. Ltd.	21,312	175
	Doosan Tesna Inc.	5,820	170
	Daewoong Co. Ltd.	10,718	169
*	Shin Poong Pharmaceutical Co. Ltd.	19,421	168
	NICE Information Service Co. Ltd.	22,233	167
	Hana Tour Service Inc.	4,494	167
	SK Gas Ltd.	1,264	165
	YG Entertainment Inc.	5,887	165
	GC Cell Corp.	7,163	165
	Shinhan Alpha REIT Co. Ltd.	33,379	164
	Hankook & Co. Co. Ltd.	14,228	163
*	Hanwha Investment & Securities Co. Ltd.	59,216	163
*	Lotte Tour Development Co. Ltd.	22,998	163
*	Ananti Inc.	39,587	162
*	SD Biosensor Inc.	22,765	160
	Seobu T&D	32,649	159
*	PI Advanced Materials Co. Ltd.	7,673	156
*	Binex Co. Ltd.	10,090	151
*	GemVax & Kael Co. Ltd.	19,522	151
	KCC Glass Corp.	4,931	150
*	GeneOne Life Science Inc.	65,440	150
	Daesang Corp.	8,390	149
	Samyang Holdings Corp.	2,925	149
	Unid Co. Ltd.	2,363	148
	NEXTIN Inc.	3,543	145
*	SFA Semicon Co. Ltd.	40,560	141
	Korea Electric Terminal Co. Ltd.	3,118	139
	INTOPS Co. Ltd.	8,598	138
	Hansol Technics Co. Ltd.	36,915	137
	Korea Petrochemical Ind Co. Ltd.	1,618	135
	Caregen Co. Ltd.	8,119	134
	Intellian Technologies Inc.	3,402	134
	Sungwoo Hitech Co. Ltd.	24,178	133
*	Il Dong Pharmaceutical Co. Ltd.	13,165	133
	Solid Inc.	33,987	131
	KC Tech Co. Ltd.	4,074	130
	Youlchon Chemical Co. Ltd.	7,162	128
	Lotte Rental Co. Ltd.	5,834	128
*	CJ CGV Co. Ltd.	30,053	125
	LF Corp.	11,703	124
	L&C Bio Co. Ltd.	8,321	124
[1]	MegaStudyEdu Co. Ltd.	3,258	124
	Solus Advanced Materials Co. Ltd.	11,130	123
	Hancom Inc.	8,867	122
	Hanjin Transportation Co. Ltd.	8,540	120
	Advanced Process Systems Corp.	7,905	120
	i-SENS Inc.	8,808	120
	Myoung Shin Industrial Co. Ltd.	12,556	120
*	SK oceanplant Co. Ltd.	12,959	120
*	Samsung Pharmaceutical Co. Ltd.	98,938	118
	Seoul Semiconductor Co. Ltd.	17,246	115
	Com2uSCorp	4,149	115

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Tongyang Life Insurance Co. Ltd.	19,837	115
*	Sungeel Hitech Co. Ltd.	2,563	114
	Orion Holdings Corp.	10,345	113
	Samwha Capacitor Co. Ltd.	3,429	110
*	Shinsung E&G Co. Ltd.	81,277	110
	SK Discovery Co. Ltd.	3,913	109
*	Dawonsys Co. Ltd.	13,580	109
	Tongyang Inc.	175,206	108
	Nexen Tire Corp.	19,052	108
*	Insun ENT Co. Ltd.	22,663	107
	Hansae Co. Ltd.	7,440	107
*	KMW Co. Ltd.	11,857	107
*	Sangsangin Co. Ltd.	50,482	105
	TKG Huchems Co. Ltd.	7,579	105
	Ahnlab Inc.	2,466	104
*	Korea Line Corp.	65,526	103
	Daeduck Co. Ltd.	21,502	101
	IS Dongseo Co. Ltd.	5,641	101
	Soulbrain Holdings Co. Ltd.	2,470	99
	Dongkuk Steel Mill Co. Ltd.	15,002	99
*	DIO Corp.	6,970	98
	InBody Co. Ltd.	5,601	98
*	Chunbo Co. Ltd.	2,163	98
	Able C&C Co. Ltd.	15,248	96
	LX Hausys Ltd.	2,811	96
	HDC Holdings Co. Ltd.	13,059	95
	SNT Motiv Co. Ltd.	3,039	95
	TES Co. Ltd.	6,231	95
*	BNC Korea Co. Ltd.	19,712	94
	Aekyung Industrial Co. Ltd.	6,362	92
	ENF Technology Co. Ltd.	4,657	92
	Korea United Pharm Inc.	5,473	92
*	Humasis Co. Ltd.	70,056	91
	Dongwon F&B Co. Ltd.	2,980	90
	iMarketKorea Inc.	14,356	90
	SPC Samlip Co. Ltd.	2,239	89
	Eugene Investment & Securities Co. Ltd.	26,002	89
	Boryung	11,701	89
	Nature Holdings Co. Ltd.	9,950	89
	Dong-A Socio Holdings Co. Ltd.	1,084	88
	Hanil Cement Co. Ltd.	8,300	88
*	Sambu Engineering & Construction Co. Ltd.	80,762	88
	GOLFZON Co. Ltd.	1,620	87
	Yuanta Securities Korea Co. Ltd.	38,496	84
*	CMG Pharmaceutical Co. Ltd.	48,693	83
	Seah Besteel Holdings Corp.	6,003	83
	Dong-A ST Co. Ltd.	1,589	83
	Neowiz	5,514	83
	Yunsung F&C Co. Ltd.	1,988	83
	Mcnex Co. Ltd.	5,314	81
	Webzen Inc.	6,293	79
[1]	Hyosung Corp.	2,345	79
	KISCO Corp.	12,779	79
	KISWIRE Ltd.	5,342	78
*	Vaxcell-Bio Therapeutics Co. Ltd.	6,522	78
	Harim Holdings Co. Ltd.	18,041	77
	Songwon Industrial Co. Ltd.	8,840	76
	Sung Kwang Bend Co. Ltd.	7,218	75
	Gradiant Corp.	7,973	73
*	CrystalGenomics Invites Co. Ltd.	40,355	73
	Samchully Co. Ltd.	1,099	72
*	AbClon Inc.	7,364	72
	Grand Korea Leisure Co. Ltd.	8,051	71
	LOTTE Himart Co. Ltd.	10,672	70
	Hyundai Home Shopping Network Corp.	1,970	70
*	Wysiwyg Studios Co. Ltd.	61,836	70
*	Jeisys Medical Inc.	7,376	70
	Namyang Dairy Products Co. Ltd.	180	69
	SK Securities Co. Ltd.	167,425	68
*	Danal Co. Ltd.	23,723	68

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	HJ Shipbuilding & Construction Co. Ltd.	27,622	67
	Handsome Co. Ltd.	5,208	66
*	NEPES Corp.	7,196	66
*	HLB Global Co. Ltd.	16,503	66
*	Daea TI Co. Ltd.	27,911	64
	RFHIC Corp.	6,535	64
	Humedix Co. Ltd.	2,506	63
*	Genexine Inc.	12,258	63
*,3	NKMax Co. Ltd.	42,604	63
	UniTest Inc.	7,083	63
*	Enplus Co. Ltd.	42,880	63
	TK Corp.	5,206	62
*	Yungjin Pharmaceutical Co. Ltd.	33,594	62
	Korea Asset In Trust Co. Ltd.	27,936	62
*	Bukwang Pharmaceutical Co. Ltd.	15,591	61
	Dongwon Industries Co. Ltd.	2,506	61
*	Komipharm International Co. Ltd.	20,136	60
	Hyundai Corp.	3,860	60
	Huons Co. Ltd.	2,533	60
	HS Industries Co. Ltd.	19,810	57
	Vieworks Co. Ltd.	2,977	57
	KH Vatec Co. Ltd.	6,489	56
*	Studio Dragon Corp.	2,043	56
	NHN KCP Corp.	9,232	56
*,3	Cellivery Therapeutics Inc.	11,508	56
	NICE Holdings Co. Ltd.	7,180	55
	Maeil Dairies Co. Ltd.	1,786	55
*	Hanwha Galleria Corp.	61,692	54
	Modetour Network Inc.	5,632	53
	iNtRON Biotechnology Inc.	11,424	53
	Daehan Flour Mill Co. Ltd.	505	52
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	52
	Hyundai GF Holdings	16,214	52
	Eusu Holdings Co. Ltd.	13,114	52
	Samyang Corp.	1,434	52
	E1 Corp.	906	50
	Young Poong Corp.	219	50
*	MedPacto Inc.	8,845	50
	Dongkuk CM Co. Ltd.	9,042	50
	Zinus Inc.	4,478	49
	Ilyang Pharmaceutical Co. Ltd.	4,628	47
*	OliX Pharmaceuticals Inc.	4,338	47
*	Medipost Co. Ltd.	9,695	46
	Namhae Chemical Corp.	8,782	45
*	Com2uS Holdings Corp.	2,319	45
*	STCUBE	10,845	44
	Chongkundang Holdings Corp.	1,116	43
*	Hyosung Chemical Corp.	1,134	43
*	Inscobee Inc.	56,630	41
	Daol Investment & Securities Co. Ltd.	17,627	41
	Cuckoo Homesys Co. Ltd.	2,535	41
*	Helixmith Co. Ltd.	13,268	40
*	Wonik Holdings Co. Ltd.	16,676	39
	Jeil Pharmaceutical Co. Ltd.	3,472	39
	Huons Global Co. Ltd.	2,154	39
	Shinsegae International Inc.	3,565	37
	Kolon Corp.	3,096	36
	Toptec Co. Ltd.	6,950	35
*	ITM Semiconductor Co. Ltd.	2,429	35
*	Namsun Aluminum Co. Ltd.	27,772	32
	KC Co. Ltd.	2,009	30
*	Interflex Co. Ltd.	3,142	29
*	Enzychem Lifesciences Corp.	24,522	29
	Hansol Holdings Co. Ltd.	14,631	28
	CJ Freshway Corp.	1,904	27
*	Woongjin Thinkbig Co. Ltd.	18,348	25
*	HS Hyosung Corp.	521	24
*	KUMHOE&C Co. Ltd.	8,095	22
*,3	Kuk-il Paper Manufacturing Co. Ltd.	26,987	16
*	Dongsung Pharmaceutical Co. Ltd.	4,067	14

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Ace Technologies Corp.	19,881	14
	Daishin Securities Co. Ltd.	12	—
			607,955
Spain (0.6%)
	Iberdrola SA (XMAD)	3,594,682	47,479
	Banco Santander SA	9,291,145	44,822
	Banco Bilbao Vizcaya Argentaria SA	3,445,163	36,110
	Industria de Diseno Textil SA	628,628	30,544
	Amadeus IT Group SA	264,204	17,401
	Telefonica SA	3,044,280	13,788
	CaixaBank SA	2,232,879	13,023
	Ferrovial SE	311,789	12,399
*,2	Cellnex Telecom SA	342,848	11,957
	Repsol SA	749,533	10,691
[2]	Aena SME SA	43,495	8,264
	Banco de Sabadell SA	3,110,367	6,564
	ACS Actividades de Construccion y Servicios SA	145,086	6,482
	Redeia Corp. SA	275,235	4,887
	Endesa SA	182,974	3,550
	Bankinter SA	385,171	3,290
	Merlin Properties Socimi SA	240,316	2,744
	Enagas SA	136,415	2,045
	Naturgy Energy Group SA	77,327	1,862
	Fluidra SA	81,734	1,821
*	Grifols SA	168,916	1,706
	Acciona SA	12,914	1,674
	Viscofan SA	22,671	1,512
	Indra Sistemas SA	75,273	1,510
	Vidrala SA (XMAD)	13,520	1,407
	Mapfre SA	553,170	1,341
	Laboratorios Farmaceuticos Rovi SA	12,507	1,203
[2]	Unicaja Banco SA	867,593	1,168
	Acerinox SA	105,259	1,106
	Inmobiliaria Colonial Socimi SA	183,639	1,068
	Cia de Distribucion Integral Logista Holdings SA	34,694	1,027
	Sacyr SA	214,123	757
	CIE Automotive SA	24,936	728
	Corp. ACCIONA Energias Renovables SA	31,129	657
	Faes Farma SA	157,969	605
	Almirall SA	56,357	562
	Construcciones y Auxiliar de Ferrocarriles SA	14,362	544
	Melia Hotels International SA	70,054	536
*	Solaria Energia y Medio Ambiente SA	44,568	532
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	355,649	426
*	Tecnicas Reunidas SA	28,520	356
[2]	Neinor Homes SA	21,926	309
	Pharma Mar SA	7,305	307
	Fomento de Construcciones y Contratas SA	20,875	294
	Lar Espana Real Estate Socimi SA	30,983	272
[2]	Gestamp Automocion SA	80,894	235
*	Ence Energia y Celulosa SA	65,595	230
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	169
[2]	Global Dominion Access SA	47,418	155
	Prosegur Cia de Seguridad SA	62,000	115
*	Distribuidora Internacional de Alimentacion SA	6,034,792	83
	Banco Santander SA ADR	16,687	81
*	Applus Services SA	5,734	79
[2]	Prosegur Cash SA	110,532	64
			302,541
Sweden (0.8%)
	Atlas Copco AB Class A	1,640,217	29,192
	Volvo AB Class B	915,677	23,369
	Investor AB Class B	818,377	23,234
	Assa Abloy AB Class B	587,602	17,895
	Skandinaviska Enskilda Banken AB Class A	902,425	13,879
	Sandvik AB	650,074	13,308
	Investor AB Class A (XSTO)	463,841	13,113
	Hexagon AB Class B	1,278,207	13,018
	EQT AB	379,477	12,287

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Atlas Copco AB Class B	756,261	11,832
	Telefonaktiebolaget LM Ericsson Class B	1,699,155	11,683
	Swedbank AB Class A	527,163	11,210
[2]	Evolution AB	109,919	10,648
	Essity AB Class B	375,852	10,568
	Svenska Handelsbanken AB Class A	830,356	8,382
	Alfa Laval AB	183,854	8,129
	Epiroc AB Class B	343,390	5,774
	H & M Hennes & Mauritz AB Class B	354,013	5,508
	Boliden AB	173,686	5,312
	Epiroc AB Class A	266,110	4,967
	Trelleborg AB Class B	128,720	4,784
	Telia Co. AB	1,642,694	4,774
	Indutrade AB	160,634	4,723
	Saab AB Class B	193,497	4,468
	Skanska AB Class B	219,384	4,289
	AddTech AB Class B	130,027	4,196
	SKF AB Class B	220,620	4,102
	Lifco AB Class B	133,908	3,973
	Industrivarden AB Class C	112,857	3,826
	Nibe Industrier AB Class B	862,935	3,792
	Beijer Ref AB	232,015	3,684
	Svenska Cellulosa AB SCA Class B	269,928	3,669
	Volvo AB Class A	137,393	3,572
	Tele2 AB Class B	326,292	3,359
*	Swedish Orphan Biovitrum AB	126,062	3,284
*	Castellum AB	245,628	3,077
	Securitas AB Class B	281,712	3,031
	AAK AB	100,876	2,903
	L E Lundbergforetagen AB Class B	56,430	2,853
*	Fastighets AB Balder Class B	375,510	2,769
	Getinge AB Class B	133,366	2,604
	Investment AB Latour Class B	78,099	2,293
	Sagax AB Class B	92,441	2,284
	Industrivarden AB Class A	65,328	2,241
	Nordnet AB publ	100,318	2,049
	Sectra AB Class B	87,975	2,003
	Sweco AB Class B	115,185	1,862
	Lagercrantz Group AB Class B	107,765	1,820
	Holmen AB Class B	44,698	1,757
	Fortnox AB	284,235	1,757
[2]	Munters Group AB	78,206	1,693
	Hemnet Group AB	45,425	1,683
	Avanza Bank Holding AB	74,118	1,665
	SSAB AB Class B	325,301	1,649
	Mycronic AB	45,303	1,589
[2]	Thule Group AB	56,572	1,564
	Hexpol AB	137,650	1,539
	Axfood AB	61,773	1,532
	Wihlborgs Fastigheter AB	150,131	1,521
*,1	Embracer Group AB	541,372	1,385
	Billerud Aktiebolag	133,946	1,349
	Kinnevik AB Class B	156,826	1,315
	Loomis AB	41,240	1,314
	Svenska Cellulosa AB SCA Class A	95,046	1,304
	Husqvarna AB Class B	190,795	1,288
	Elekta AB Class B	197,036	1,237
[2]	Dometic Group AB	178,644	1,226
	Bure Equity AB	32,145	1,204
	Fabege AB	141,077	1,183
*	Camurus AB	18,670	1,182
	Vitec Software Group AB Class B	20,803	1,088
*	Volvo Car AB Class B	378,147	1,073
*	Electrolux AB Class B	116,040	1,034
	Sagax AB Class D	350,256	1,027
	Nyfosa AB	98,624	1,009
	Wallenstam AB Class B	196,589	992
	Catena AB	19,196	977
	AddLife AB Class B	66,485	975
	Pandox AB	52,139	967

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*,2	Sinch AB	348,671	945
	Lindab International AB	38,159	944
	AFRY AB	51,008	925
[2]	Bravida Holding AB	109,084	883
	SSAB AB Class A	168,737	871
	Vitrolife AB	40,430	869
	Electrolux Professional AB Class B	132,033	831
	Betsson AB Class B	68,933	821
	NCAB Group AB	111,573	816
	Mips AB	16,018	798
	AddNode Group AB	78,875	784
	Medicover AB Class B	43,419	783
	Peab AB Class B	104,588	780
	Alleima AB	106,123	771
	Granges AB	58,280	711
	Bufab AB	16,727	697
	Instalco AB	141,770	675
	JM AB	34,146	666
*	Hexatronic Group AB	108,348	640
	HMS Networks AB	16,203	630
	NCC AB Class B	40,700	628
	Storskogen Group AB Class B	773,923	628
	Hufvudstaden AB Class A	51,408	623
	Biotage AB	32,349	606
	Nolato AB Class B	108,647	583
*	Sdiptech AB Class B	18,509	567
	Arjo AB Class B	138,679	537
*	OX2 AB	91,332	506
	Atrium Ljungberg AB Class B	23,563	504
	Troax Group AB	21,517	489
	Cibus Nordic Real Estate AB publ	30,270	473
	Bilia AB Class A	37,365	465
*,2	Scandic Hotels Group AB	76,153	463
[1]	Svenska Handelsbanken AB Class B	36,460	450
*	Better Collective A/S	19,341	443
*	Modern Times Group MTG AB Class B	56,767	436
	Clas Ohlson AB Class B	26,096	415
	Beijer Alma AB	20,006	410
	Corem Property Group AB Class B	417,564	373
	INVISIO AB	15,780	369
*,2	Boozt AB	34,648	355
	Investment AB Oresund	29,831	347
	MEKO AB	32,413	340
	Dios Fastigheter AB	42,250	339
	SkiStar AB	22,611	333
	Samhallsbyggnadsbolaget i Norden AB	524,544	333
[2]	Attendo AB	73,439	321
	Platzer Fastigheter Holding AB Class B	34,923	319
	Truecaller AB Class B	100,726	319
	NP3 Fastigheter AB	12,702	304
	Ratos AB Class B	88,996	286
	Cloetta AB Class B	124,219	267
*,2	BioArctic AB	17,661	265
	Systemair AB	34,023	257
	Fagerhult Group AB	35,407	217
*	Stillfront Group AB	258,261	216
	Volati AB	18,176	203
[2]	Resurs Holding AB	76,489	163
*	Norion Bank AB	39,722	151
	Skandinaviska Enskilda Banken AB Class C	9,487	149
[1]	Intrum AB	36,295	142
	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	130
*,2	BoneSupport Holding AB	4,134	116
	Husqvarna AB Class A	13,494	92
	NCC AB Class A	2,835	44
	Telefonaktiebolaget LM Ericsson Class A	5,482	38
*,3	Ow Bunker A/S	3,210	—
			418,524

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
Switzerland (2.1%)
	Nestle SA (Registered)	1,566,846	158,710
	Novartis AG (Registered)	1,218,696	136,040
	Roche Holding AG	358,492	116,065
	UBS Group AG (Registered)	1,922,222	58,245
	ABB Ltd. (Registered)	945,281	52,469
	Cie Financiere Richemont SA Class A (Registered)	318,206	48,536
	Zurich Insurance Group AG	85,902	47,226
	Holcim AG	335,045	31,310
	Lonza Group AG (Registered)	43,459	28,940
	Alcon Inc.	294,593	27,893
	Sika AG (Registered)	91,223	27,697
	Roche Holding AG (Bearer)	69,404	24,410
	Givaudan SA (Registered)	4,811	23,603
	Swiss Re AG	172,510	21,268
	Partners Group Holding AG	13,292	17,892
	Swiss Life Holding AG (Registered)	17,974	13,763
	Geberit AG (Registered)	20,114	12,806
	Sandoz Group AG	259,736	11,266
	SGS SA (Registered)	89,030	9,734
	Kuehne & Nagel International AG (Registered)	31,055	9,627
	Swisscom AG (Registered)	14,961	9,157
	Sonova Holding AG (Registered)	29,457	9,030
	Logitech International SA (Registered)	95,600	8,611
	Straumann Holding AG (Registered)	65,498	8,446
	Chocoladefabriken Lindt & Spruengli AG	643	8,059
[2]	VAT Group AG	15,842	7,939
	Schindler Holding AG (XSWX)	28,633	7,664
	Chocoladefabriken Lindt & Spruengli AG (Registered)	61	7,554
	Julius Baer Group Ltd.	127,913	7,000
	Baloise Holding AG (Registered)	28,939	5,179
	Swiss Prime Site AG (Registered)	44,676	4,477
	Swatch Group AG (Bearer)	20,296	4,180
	SIG Group AG	194,165	4,078
	Georg Fischer AG (Registered)	48,414	3,557
	EMS-Chemie Holding AG (Registered)	4,190	3,504
	Helvetia Holding AG (Registered)	23,216	3,463
	Barry Callebaut AG (Registered)	2,137	3,438
	PSP Swiss Property AG (Registered)	25,510	3,409
	Adecco Group AG (Registered)	97,317	3,313
	Belimo Holding AG (Registered)	5,432	3,293
	Siegfried Holding AG (Registered)	2,404	2,802
	Tecan Group AG (Registered)	7,308	2,729
	Accelleron Industries AG	55,027	2,723
	Flughafen Zurich AG (Registered)	11,253	2,604
	Temenos AG (Registered)	36,814	2,556
[2]	Galenica AG	28,835	2,508
	Avolta AG	64,336	2,428
	Clariant AG (Registered)	150,666	2,235
	Schindler Holding AG (Registered)	8,094	2,125
	BKW AG	10,345	1,871
	Banque Cantonale Vaudoise (Registered)	16,615	1,764
	Comet Holding AG (Registered)	4,360	1,747
	Inficon Holding AG (Registered)	1,133	1,689
	Swissquote Group Holding SA (Registered)	5,296	1,689
	Bachem Holding AG	18,655	1,674
	DKSH Holding AG	21,071	1,648
	Valiant Holding AG (Registered)	14,199	1,610
	Allreal Holding AG (Registered)	8,655	1,543
	SFS Group AG	10,110	1,476
	Burckhardt Compression Holding AG	2,096	1,460
	Sulzer AG (Registered)	9,780	1,454
	Bucher Industries AG (Registered)	3,590	1,454
	Cembra Money Bank AG	16,523	1,443
	Softwareone Holding AG	66,463	1,327
	Emmi AG (Registered)	1,232	1,295
	Mobimo Holding AG (Registered)	4,188	1,254
	Landis & Gyr Group AG	12,811	1,160
	dormakaba Holding AG	1,882	1,140
*	Aryzta AG	548,265	1,050

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Interroll Holding AG (Registered)	320	1,034
	Stadler Rail AG	32,278	988
[1]	Vontobel Holding AG (Registered)	15,042	986
	VZ Holding AG	7,270	982
	Kardex Holding AG (Registered)	3,213	979
	Ypsomed Holding AG (Registered)	2,131	979
	ALSO Holding AG (Registered)	3,190	967
	Daetwyler Holding AG	4,486	933
	St. Galler Kantonalbank AG (Registered)	1,716	847
	EFG International AG	57,435	821
	Huber and Suhner AG (Registered)	8,927	782
	OC Oerlikon Corp. AG (Registered)	134,183	755
*	ams-OSRAM AG	513,224	689
	Swatch Group AG (Registered)	16,004	649
	Forbo Holding AG (Registered)	584	629
*,2	Sensirion Holding AG	6,307	592
	Zehnder Group AG	9,390	591
	SKAN Group AG	5,856	529
[2]	Medacta Group SA	3,604	516
	COSMO Pharmaceuticals NV	5,142	437
*	Arbonia AG	29,171	422
	Komax Holding AG (Registered)	2,676	407
	Intershop Holding AG	2,915	389
	Autoneum Holding AG	2,328	366
	Bossard Holding AG (Registered) Class A	1,395	356
	LEM Holding SA (Registered)	241	352
	u-blox Holding AG	3,709	339
*	Basilea Pharmaceutica AG (Registered)	6,878	311
	Schweiter Technologies AG	619	290
	Bystronic AG	797	287
	Bell Food Group AG (Registered)	1,011	286
*	DocMorris AG	5,577	283
	Implenia AG (Registered)	7,694	279
	Investis Holding SA	2,249	279
	APG SGA SA	1,157	261
*,2	Montana Aerospace AG	11,959	254
*,2	PolyPeptide Group AG	7,414	248
	Vetropack Holding AG (Registered)	6,482	246
	Rieter Holding AG (Registered)	1,877	222
*,2	Medartis Holding AG	2,471	212
	Leonteq AG	6,314	191
*,1	Idorsia Ltd.	62,337	181
[2]	Medmix AG	12,792	176
[1]	PIERER Mobility AG	5,140	165
*	Meyer Burger Technology AG	19,985	118
	VP Bank AG Class A	742	61
			1,067,975
Taiwan (2.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	14,391,413	419,816
	Hon Hai Precision Industry Co. Ltd.	7,143,118	43,822
	MediaTek Inc.	878,766	33,468
	Delta Electronics Inc.	1,300,311	16,701
	Quanta Computer Inc.	1,597,690	13,612
	Fubon Financial Holding Co. Ltd.	4,624,218	12,522
	CTBC Financial Holding Co. Ltd.	10,995,715	11,935
[1]	United Microelectronics Corp.	6,843,468	10,902
	Cathay Financial Holding Co. Ltd.	5,504,710	10,541
	ASE Technology Holding Co. Ltd.	2,047,262	9,555
	Mega Financial Holding Co. Ltd.	6,950,100	9,165
	E.Sun Financial Holding Co. Ltd.	9,387,372	7,606
	Uni-President Enterprises Corp.	2,931,992	7,535
	Yuanta Financial Holding Co. Ltd.	7,421,684	7,446
	Asustek Computer Inc.	422,677	5,927
	First Financial Holding Co. Ltd.	6,439,987	5,768
	SinoPac Financial Holdings Co. Ltd.	7,066,458	5,752
	Yageo Corp.	231,851	5,654
[1]	Novatek Microelectronics Corp.	341,025	5,500
	Chunghwa Telecom Co. Ltd.	1,482,000	5,492
	Largan Precision Co. Ltd.	61,020	5,294

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Hua Nan Financial Holdings Co. Ltd. Class C	6,131,654	5,193
	Taiwan Cooperative Financial Holding Co. Ltd.	6,298,778	5,165
	China Steel Corp.	7,272,678	5,147
	Wistron Corp.	1,677,152	5,046
	Nan Ya Plastics Corp.	3,260,545	4,989
	Accton Technology Corp.	318,000	4,985
	China Development Financial Holding Corp.	9,324,685	4,602
	Realtek Semiconductor Corp.	284,420	4,487
	Unimicron Technology Corp.	781,000	4,352
*	Taishin Financial Holding Co. Ltd.	6,919,414	4,288
	TCC Group Holdings Co. Ltd.	3,966,524	4,197
	Formosa Plastics Corp.	2,268,089	4,005
	Chailease Holding Co. Ltd.	855,036	3,989
	E Ink Holdings Inc.	469,272	3,872
	Hotai Motor Co. Ltd.	193,455	3,837
	Alchip Technologies Ltd.	45,882	3,737
[1]	Lite-On Technology Corp.	1,220,030	3,731
	Pegatron Corp.	1,202,954	3,716
	Asia Vital Components Co. Ltd.	170,234	3,390
	Taiwan Mobile Co. Ltd.	1,027,800	3,306
	Wiwynn Corp.	52,000	3,296
	Evergreen Marine Corp. Taiwan Ltd.	604,608	3,140
	Chunghwa Telecom Co. Ltd. ADR	81,784	3,038
	Formosa Chemicals & Fibre Corp.	1,989,551	3,029
	President Chain Store Corp.	343,137	2,906
	Advantech Co. Ltd.	272,015	2,893
	Shanghai Commercial & Savings Bank Ltd.	2,221,850	2,831
*	Shin Kong Financial Holdings Co. Ltd.	8,458,700	2,810
	eMemory Technology Inc.	39,000	2,770
	Silergy Corp.	198,000	2,737
	Far EasTone Telecommunications Co. Ltd.	1,035,421	2,728
	International Games System Co. Ltd. Class C	118,000	2,700
*	PharmaEssentia Corp.	132,000	2,650
	Elite Material Co. Ltd.	183,000	2,487
	Catcher Technology Co. Ltd.	371,310	2,419
	Gigabyte Technology Co. Ltd.	291,000	2,353
	Innolux Corp.	4,988,542	2,346
	Compal Electronics Inc.	2,411,323	2,336
	WPG Holdings Ltd.	880,440	2,320
	ASPEED Technology Inc.	18,300	2,306
[1]	Acer Inc.	1,706,551	2,303
	Chang Hwa Commercial Bank Ltd.	3,992,851	2,284
[1]	Inventec Corp.	1,521,554	2,250
	King Yuan Electronics Co. Ltd.	674,000	2,197
	Chroma ATE Inc.	235,000	2,188
	Voltronic Power Technology Corp.	38,322	2,181
	Globalwafers Co. Ltd.	140,000	2,130
	Micro-Star International Co. Ltd.	406,000	2,118
	Jentech Precision Industrial Co. Ltd.	58,598	2,105
	Yang Ming Marine Transport Corp.	1,060,632	2,055
*,1	Tatung Co. Ltd.	1,305,789	2,001
	Airtac International Group	77,804	1,994
	Powertech Technology Inc.	395,000	1,986
	Taiwan Business Bank	3,454,227	1,979
	Eclat Textile Co. Ltd.	119,166	1,935
	Vanguard International Semiconductor Corp.	540,000	1,925
	Far Eastern New Century Corp.	1,837,279	1,911
	Global Unichip Corp.	53,000	1,908
	Synnex Technology International Corp.	876,498	1,904
	Lotes Co. Ltd.	43,807	1,887
	Tripod Technology Corp.	291,000	1,786
	Sino-American Silicon Products Inc.	303,000	1,785
	Asia Cement Corp.	1,377,264	1,740
	Eva Airways Corp.	1,622,817	1,710
[1]	Walsin Lihwa Corp.	1,605,873	1,694
	Chicony Electronics Co. Ltd.	355,231	1,693
	Makalot Industrial Co. Ltd.	119,985	1,645
	Fortune Electric Co. Ltd.	76,425	1,631
	Highwealth Construction Corp.	824,037	1,614
	Cheng Shin Rubber Industry Co. Ltd.	1,083,379	1,596

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Pou Chen Corp.	1,439,524	1,589
	Compeq Manufacturing Co. Ltd.	654,000	1,570
	Zhen Ding Technology Holding Ltd.	369,700	1,559
[1]	Formosa Petrochemical Corp.	782,140	1,535
	AUO Corp.	2,783,400	1,520
	Ruentex Development Co. Ltd.	946,729	1,486
	Phison Electronics Corp.	94,000	1,481
	Chung-Hsin Electric & Machinery Manufacturing Corp.	252,000	1,461
	Radiant Opto-Electronics Corp.	264,314	1,443
	Lien Hwa Industrial Holdings Corp.	720,342	1,375
*	Powerchip Semiconductor Manufacturing Corp.	1,925,000	1,364
	Winbond Electronics Corp.	1,873,810	1,336
	King Slide Works Co. Ltd.	38,000	1,314
[1]	Wan Hai Lines Ltd.	542,305	1,294
	Sinbon Electronics Co. Ltd.	128,499	1,292
	Giant Manufacturing Co. Ltd.	178,170	1,291
	Feng TAY Enterprise Co. Ltd.	300,370	1,287
	Faraday Technology Corp.	135,465	1,251
	Foxconn Technology Co. Ltd.	620,514	1,248
*	Nanya Technology Corp.	703,324	1,238
*	TA Chen Stainless Pipe	1,036,214	1,237
	Taiwan High Speed Rail Corp.	1,356,000	1,231
	Taichung Commercial Bank Co. Ltd.	2,262,527	1,230
	Shihlin Electric & Engineering Corp.	166,989	1,230
	Gold Circuit Electronics Ltd.	178,100	1,213
	ASMedia Technology Inc.	23,000	1,188
	China Airlines Ltd.	1,631,000	1,147
	WT Microelectronics Co. Ltd.	345,159	1,099
	Merida Industry Co. Ltd.	143,400	1,098
	Nien Made Enterprise Co. Ltd.	90,000	1,093
	Teco Electric and Machinery Co. Ltd.	721,000	1,072
	Simplo Technology Co. Ltd.	95,640	1,051
	Goldsun Building Materials Co. Ltd. Class C	646,137	1,040
	Hiwin Technologies Corp.	168,188	1,034
	Wistron NeWeb Corp.	238,445	1,030
*	Win Semiconductors Corp.	246,151	1,021
*	Oneness Biotech Co. Ltd.	208,733	1,010
[1]	Bizlink Holding Inc.	85,014	992
	United Integrated Services Co. Ltd.	93,200	976
	King's Town Bank Co. Ltd.	537,000	963
	IBF Financial Holdings Co. Ltd.	2,061,165	957
	Qisda Corp.	866,000	925
	Macronix International Co. Ltd.	1,007,903	908
	Run Long Construction Co. Ltd.	240,000	901
	Parade Technologies Ltd.	39,000	885
	Ruentex Industries Ltd.	359,019	883
	AURAS Technology Co. Ltd.	42,000	873
	Sanyang Motor Co. Ltd.	363,000	850
	Topco Scientific Co. Ltd.	101,908	838
	Capital Securities Corp.	1,161,220	833
	Auo Corp. ADR	152,313	822
	Bora Pharmaceuticals Co. Ltd.	32,276	809
	Genius Electronic Optical Co. Ltd.	49,911	806
[1]	AP Memory Technology Corp.	79,700	784
	Taiwan Hon Chuan Enterprise Co. Ltd.	163,772	781
	Tong Yang Industry Co. Ltd.	269,000	765
	Huaku Development Co. Ltd.	149,600	761
	MPI Corp.	45,000	747
	Tung Ho Steel Enterprise Corp.	330,110	741
	Kinik Co.	76,000	734
*	Yulon Finance Corp.	154,834	732
	Taiwan Fertilizer Co. Ltd.	370,000	728
	VisEra Technologies Co. Ltd.	71,000	719
	Chipbond Technology Corp.	369,000	718
	YFY Inc.	789,000	718
	Poya International Co. Ltd.	45,582	713
[1]	Walsin Technology Corp.	200,968	706
	Fusheng Precision Co. Ltd.	80,000	699
	XinTec Inc.	96,000	693
	Taiwan Secom Co. Ltd.	169,675	686

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[1]	Getac Holdings Corp.	217,000	684
*	Great Wall Enterprise Co. Ltd.	386,553	678
	Elan Microelectronics Corp.	158,400	670
	Century Iron & Steel Industrial Co. Ltd.	99,000	668
	Taiwan Union Technology Corp.	135,000	666
	Mitac Holdings Corp.	511,589	666
	Center Laboratories Inc.	435,672	665
	Taiwan Surface Mounting Technology Corp.	176,250	665
*	Nan Kang Rubber Tire Co. Ltd.	407,493	657
	Ta Ya Electric Wire & Cable	394,752	655
	Sigurd Microelectronics Corp.	275,781	652
	L&K Engineering Co. Ltd.	89,160	640
	Yulon Motor Co. Ltd.	333,094	622
[1]	Jinan Acetate Chemical Co. Ltd.	22,820	606
	CTCI Corp.	369,000	604
	Nan Ya Printed Circuit Board Corp.	118,000	604
	Everlight Electronics Co. Ltd.	251,000	599
	Depo Auto Parts Ind Co. Ltd.	73,000	596
*,1	HTC Corp.	440,491	595
	Supreme Electronics Co. Ltd.	248,401	593
	Far Eastern Department Stores Ltd.	635,115	592
*	Lotus Pharmaceutical Co. Ltd.	73,000	590
*	China Petrochemical Development Corp.	1,832,488	587
	Kinpo Electronics	806,000	582
	Test Research Inc.	126,000	566
	Wisdom Marine Lines Co. Ltd.	260,196	564
	Kinsus Interconnect Technology Corp.	170,000	556
*	Far Eastern International Bank	1,174,395	552
	Gudeng Precision Industrial Co. Ltd.	39,029	548
	Allis Electric Co. Ltd.	129,000	547
	Fitipower Integrated Technology Inc.	67,691	544
	Acter Group Corp. Ltd.	73,576	543
	Shinkong Synthetic Fibers Corp.	1,036,000	543
	Merry Electronics Co. Ltd.	143,309	542
	Ennoconn Corp.	57,976	541
	Nan Pao Resins Chemical Co. Ltd.	53,000	534
	M31 Technology Corp.	15,358	530
	Kaori Heat Treatment Co. Ltd.	48,625	529
	Cheng Uei Precision Industry Co. Ltd.	243,000	526
[1]	Via Technologies Inc.	140,000	525
	Silicon Integrated Systems Corp.	216,884	524
	Sakura Development Co. Ltd.	215,000	521
[1]	momo.com Inc.	40,844	520
[1]	Feng Hsin Steel Co. Ltd.	214,000	518
	Ardentec Corp.	263,903	517
	Primax Electronics Ltd.	184,000	515
	TXC Corp.	158,000	499
	China Motor Corp.	163,800	492
	Transcend Information Inc.	162,000	492
	Farglory Land Development Co. Ltd.	187,000	492
	Tong Hsing Electronic Industries Ltd.	114,942	486
	Coretronic Corp.	210,400	483
	Eternal Materials Co. Ltd.	511,973	481
	Shin Zu Shing Co. Ltd.	73,691	480
	Chong Hong Construction Co. Ltd.	115,152	480
	President Securities Corp.	565,670	476
*	Mercuries Life Insurance Co. Ltd.	2,011,528	473
	Sercomm Corp.	135,000	472
	Visual Photonics Epitaxy Co. Ltd.	101,250	469
	Solar Applied Materials Technology Corp.	240,571	466
	Charoen Pokphand Enterprise	150,400	465
	Ennostar Inc.	369,278	465
*	Taiwan Glass Industry Corp.	862,842	461
[1]	Gloria Material Technology Corp.	320,000	459
	Sitronix Technology Corp.	60,000	457
	Arcadyan Technology Corp.	100,099	451
	Foxsemicon Integrated Technology Inc.	46,900	442
	Grape King Bio Ltd.	100,000	434
[1]	Orient Semiconductor Electronics Ltd.	290,605	433
	Cheng Loong Corp.	538,000	431

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[1]	United Microelectronics Corp. ADR	51,487	431
*	BES Engineering Corp.	887,000	425
	Yieh Phui Enterprise Co. Ltd.	916,292	425
	Wah Lee Industrial Corp.	100,260	420
	EVERGREEN Steel Corp.	112,000	418
	Chicony Power Technology Co. Ltd.	102,000	416
	FLEXium Interconnect Inc.	153,154	414
*,1	AcBel Polytech Inc.	370,449	407
	Kindom Development Co. Ltd.	219,700	406
	Allied Supreme Corp.	33,000	406
	Formosa Taffeta Co. Ltd.	596,000	405
*,1	Microbio Co. Ltd.	328,219	405
	Hotai Finance Co. Ltd.	128,260	405
	ADATA Technology Co. Ltd.	139,688	401
	O-Bank Co. Ltd.	1,279,000	398
[1]	Unitech Printed Circuit Board Corp.	350,689	383
	ChipMOS Technologies Inc.	312,682	378
	Pegavision Corp.	29,457	378
	Raydium Semiconductor Corp.	33,000	378
	Yankey Engineering Co. Ltd.	39,600	378
	Hsin Kuang Steel Co. Ltd.	204,000	372
	Taiwan Cogeneration Corp.	260,585	368
	U-Ming Marine Transport Corp.	232,000	366
*	EirGenix Inc.	137,000	366
*	TPK Holding Co. Ltd.	267,958	364
	Taiwan Sakura Corp.	118,994	353
	Elite Semiconductor Microelectronics Technology Inc.	134,000	350
*	Tainan Spinning Co. Ltd.	650,543	350
	WinWay Technology Co. Ltd.	10,787	349
*,1	Egis Technology Inc.	47,000	347
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	118,000	347
*	RichWave Technology Corp.	51,518	345
	Ambassador Hotel	157,000	343
	Marketech International Corp.	74,000	343
	Kuo Toong International Co. Ltd.	148,374	342
*	Polaris Group	175,000	341
	Systex Corp.	91,000	340
*	Pan Jit International Inc.	202,800	340
	Shinkong Insurance Co. Ltd.	117,000	338
*	HannStar Display Corp.	1,170,265	327
	Taiwan Paiho Ltd.	159,000	326
*	Lung Yen Life Service Corp.	209,000	325
*	United Renewable Energy Co. Ltd.	838,502	325
[1]	Quanta Storage Inc.	105,000	323
	Greatek Electronics Inc.	170,000	321
*	Taiwan TEA Corp.	469,000	318
*	Brighton-Best International Taiwan Inc.	295,000	317
*,1	Episil Technologies Inc.	167,334	316
	SDI Corp.	85,000	312
*	Sunplus Technology Co. Ltd.	310,000	311
	Kenda Rubber Industrial Co. Ltd.	319,203	311
*	Advanced Wireless Semiconductor Co.	94,437	310
	USI Corp.	635,645	307
	RDC Semiconductor Co. Ltd.	36,690	306
	Pan-International Industrial Corp.	283,000	305
	Syncmold Enterprise Corp.	99,750	305
	ITEQ Corp.	108,244	304
	Chang Wah Electromaterials Inc.	215,000	303
	Cathay Real Estate Development Co. Ltd.	319,200	303
	ITE Technology Inc.	65,000	300
	Pixart Imaging Inc.	60,000	300
*	TaiMed Biologics Inc.	118,018	297
	Chin-Poon Industrial Co. Ltd.	214,000	294
[1]	FocalTech Systems Co. Ltd.	115,655	294
[1]	Co-Tech Development Corp.	148,000	294
	Nuvoton Technology Corp.	91,000	293
	YungShin Global Holding Corp.	181,350	291
	Chang Wah Technology Co. Ltd.	245,000	291
	Wafer Works Corp.	257,601	289
	Oriental Union Chemical Corp.	528,000	288

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Radium Life Tech Co. Ltd.	807,978	287
	Standard Foods Corp.	236,400	286
	Taiwan-Asia Semiconductor Corp.	245,312	284
[1]	Dynamic Holding Co. Ltd.	157,760	284
	Cleanaway Co. Ltd.	51,000	280
	Innodisk Corp.	33,312	280
	Taiwan Semiconductor Co. Ltd.	145,000	280
*	CMC Magnetics Corp.	739,855	280
*	Phihong Technology Co. Ltd.	214,603	279
*	China Metal Products	209,000	278
	Dynapack International Technology Corp.	82,000	276
	Thinking Electronic Industrial Co. Ltd.	54,000	274
	CyberPower Systems Inc.	35,000	273
	Sporton International Inc.	39,446	271
	China Steel Chemical Corp.	87,000	267
	Chung Hung Steel Corp.	409,000	267
*,1	TSEC Corp.	314,543	266
	Jess-Link Products Co. Ltd.	51,750	265
[1]	Ability Enterprise Co. Ltd.	174,000	264
*	Elite Advanced Laser Corp.	67,412	264
	Fulgent Sun International Holding Co. Ltd.	73,029	264
	Soft-World International Corp.	65,000	261
	Global Mixed Mode Technology Inc.	34,000	260
	Sinon Corp.	185,000	259
[1]	Chenbro Micom Co. Ltd.	30,000	258
*	Shining Building Business Co. Ltd.	730,915	258
*	Kuo Yang Construction Co. Ltd.	293,000	258
	Xxentria Technology Materials Corp.	125,895	258
	Hu Lane Associate Inc.	52,575	258
	Evergreen International Storage & Transport Corp.	269,000	254
[1]	Machvision Inc.	25,404	251
*	Rich Development Co. Ltd.	594,000	249
	TSRC Corp.	357,925	249
	Nichidenbo Corp.	126,000	248
	TCI Co. Ltd.	56,022	245
	IEI Integration Corp.	96,605	244
*	Anpec Electronics Corp.	44,000	242
[1]	Hota Industrial Manufacturing Co. Ltd.	116,940	241
*	Mercuries & Associates Holding Ltd.	397,414	241
	Posiflex Technology Inc.	42,169	241
*,1	Andes Technology Corp.	21,000	241
	Advanced Energy Solution Holding Co. Ltd.	15,000	240
	Universal Vision Biotechnology Co. Ltd.	34,927	239
	Hannstar Board Corp.	159,059	238
	Infortrend Technology Inc.	258,000	238
	Altek Corp.	206,600	237
	Universal Cement Corp.	233,580	237
	Shiny Chemical Industrial Co. Ltd.	50,000	235
	Ho Tung Chemical Corp.	748,141	234
[1]	Formosa International Hotels Corp.	36,058	232
*	Grand Pacific Petrochemical	524,183	232
*	Ritek Corp.	417,257	231
*	Taiwan Mask Corp.	105,158	231
	Holy Stone Enterprise Co. Ltd.	84,210	229
*	General Interface Solution Holding Ltd.	118,000	227
	Kung Long Batteries Industrial Co. Ltd.	51,000	226
	KMC Kuei Meng International Inc.	50,000	225
	Great Tree Pharmacy Co. Ltd.	30,702	223
	Taiflex Scientific Co. Ltd.	132,630	222
	Asia Optical Co. Inc.	80,000	221
	AmTRAN Technology Co. Ltd.	335,853	220
	Adlink Technology Inc.	100,584	220
	Global Brands Manufacture Ltd.	115,640	219
[1]	Wowprime Corp.	33,716	217
	Continental Holdings Corp.	200,000	217
	Formosan Rubber Group Inc.	259,101	216
*	Adimmune Corp.	251,485	215
*,1	LuxNet Corp.	67,000	215
	Etron Technology Inc.	169,338	214
	Synmosa Biopharma Corp.	170,689	213

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[1]	Channel Well Technology Co. Ltd.	103,892	210
	Zyxel Group Corp.	186,467	208
*	Huang Hsiang Construction Corp.	105,000	208
*	OBI Pharma Inc.	114,225	207
	Formosa Sumco Technology Corp.	44,000	205
	Career Technology MFG. Co. Ltd.	293,547	205
*	Medigen Vaccine Biologics Corp.	142,287	203
	ASROCK Inc.	33,000	203
[1]	Motech Industries Inc.	229,929	201
	Nantex Industry Co. Ltd.	164,000	201
	Topkey Corp.	35,000	200
[1]	D-Link Corp.	348,475	196
	Wei Chuan Foods Corp.	354,000	196
	St. Shine Optical Co. Ltd.	36,000	194
*	Brogent Technologies Inc.	36,529	194
	Dimerco Express Corp.	71,892	194
	Flytech Technology Co. Ltd.	74,853	193
	Evergreen Aviation Technologies Corp.	63,000	192
	Chia Hsin Cement Corp.	347,820	191
	UPI Semiconductor Corp.	24,000	191
	Weikeng Industrial Co. Ltd.	188,000	191
	TTY Biopharm Co. Ltd.	83,541	189
	China Bills Finance Corp.	416,000	189
	TaiDoc Technology Corp.	38,000	188
	Sinyi Realty Inc.	177,358	185
	Globe Union Industrial Corp.	320,141	183
*	CSBC Corp. Taiwan	355,001	182
	TYC Brother Industrial Co. Ltd.	90,000	181
	Elitegroup Computer Systems Co. Ltd.	201,000	177
	Nidec Chaun-Choung Technology Corp.	23,000	177
	ZillTek Technology Corp.	17,621	177
	Ton Yi Industrial Corp.	389,000	176
*	Foresee Pharmaceuticals Co. Ltd.	71,575	174
	Chief Telecom Inc.	13,200	173
	Johnson Health Tech Co. Ltd.	49,105	171
	Darfon Electronics Corp.	101,000	171
[1]	Ichia Technologies Inc.	138,000	170
*	International CSRC Investment Holdings Co.	323,447	169
	Hung Sheng Construction Ltd.	181,912	167
	Namchow Holdings Co. Ltd.	92,000	167
	Sensortek Technology Corp.	18,000	161
	Bank of Kaohsiung Co. Ltd.	412,867	160
	Hong Pu Real Estate Development Co. Ltd.	140,000	154
	Waffer Technology Corp.	66,990	154
[1]	Darwin Precisions Corp.	347,000	151
*	Lealea Enterprise Co. Ltd.	488,800	151
	Actron Technology Corp.	28,132	151
	Dyaco International Inc.	159,444	150
	91APP Inc.	54,000	150
*	Longchen Paper & Packaging Co. Ltd.	349,309	149
	Advanced Ceramic X Corp.	27,000	148
	China Electric Manufacturing Corp.	246,360	145
	Gamania Digital Entertainment Co. Ltd.	62,000	144
*	KEE TAI Properties Co. Ltd.	212,000	144
	Bioteque Corp.	36,000	140
	Chun Yuan Steel Industry Co. Ltd.	244,000	138
*	CyberTAN Technology Inc.	148,000	136
*	China Man-Made Fiber Corp.	516,602	134
	Gemtek Technology Corp.	102,000	133
	UPC Technology Corp.	344,265	132
	Apex International Co. Ltd.	80,000	132
	Firich Enterprises Co. Ltd.	126,880	130
	Sunny Friend Environmental Technology Co. Ltd.	41,604	126
	AGV Products Corp.	327,440	125
	T3EX Global Holdings Corp.	44,000	125
	Cub Elecparts Inc.	35,854	124
	Savior Lifetec Corp.	182,096	124
*	Yeong Guan Energy Technology Group Co. Ltd.	94,639	124
	Weltrend Semiconductor	70,599	119
	WUS Printed Circuit Co. Ltd.	73,457	117

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Federal Corp.	170,612	116
	VIA Labs Inc.	21,000	116
	Taiwan Styrene Monomer	271,450	115
	Advanced International Multitech Co. Ltd.	46,000	115
	LandMark Optoelectronics Corp.	30,600	115
	PharmaEngine Inc.	40,038	114
	Everlight Chemical Industrial Corp.	170,240	113
	Swancor Holding Co. Ltd.	32,000	111
*	Tyntek Corp.	194,000	111
	Rechi Precision Co. Ltd.	120,000	111
[1]	Alpha Networks Inc.	107,772	111
	Sampo Corp.	121,600	105
	ScinoPharm Taiwan Ltd.	133,245	105
	Taiyen Biotech Co. Ltd.	100,000	104
*	Chlitina Holding Ltd.	23,076	104
*	Zeng Hsing Industrial Co. Ltd.	33,304	103
	YC INOX Co. Ltd.	137,692	101
*	Gigastorage Corp.	141,195	101
	Sincere Navigation Corp.	124,790	101
	Panion & BF Biotech Inc.	35,023	101
	China General Plastics Corp.	184,895	100
*	First Steamship Co. Ltd.	419,936	100
	Genesys Logic Inc.	36,000	100
	Holtek Semiconductor Inc.	60,000	98
*	Fittech Co. Ltd.	25,781	97
	Asia Polymer Corp.	163,556	96
	Lingsen Precision Industries Ltd.	151,000	96
	Sonix Technology Co. Ltd.	65,000	96
	China Chemical & Pharmaceutical Co. Ltd.	143,000	95
*	Chung Hwa Pulp Corp.	152,421	95
	Taiwan PCB Techvest Co. Ltd.	83,000	94
	FSP Technology Inc.	54,000	94
	Amazing Microelectronic Corp.	33,290	94
	Tong-Tai Machine & Tool Co. Ltd.	106,560	92
	Senao International Co. Ltd.	80,893	92
	Chunghwa Precision Test Tech Co. Ltd.	7,000	92
	Rexon Industrial Corp. Ltd.	69,000	90
	Kaimei Electronic Corp.	42,400	89
	CHC Healthcare Group	60,268	86
	Iron Force Industrial Co. Ltd.	29,000	85
*	Medigen Biotechnology Corp.	65,000	80
	Ultra Chip Inc.	29,000	78
*	Li Peng Enterprise Co. Ltd.	240,600	77
	Tung Thih Electronic Co. Ltd.	26,000	75
	TA-I Technology Co. Ltd.	45,750	71
*	Speed Tech Corp.	46,000	71
	Gourmet Master Co. Ltd.	28,245	71
*	Taigen Biopharmaceuticals Holdings Ltd.	146,872	64
	Basso Industry Corp.	48,200	61
*	Gigasolar Materials Corp.	15,519	59
*,1	ALI Corp.	86,811	55
*	HannsTouch Holdings Co.	200,133	55
	Sheng Yu Steel Co. Ltd.	56,000	44
*	PChome Online Inc.	43,630	43
*	Newmax Technology Co. Ltd.	47,000	42
*	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	41
	Yulon Nissan Motor Co. Ltd.	10,000	40
	Cyberlink Corp.	11,000	34
	Nan Liu Enterprise Co. Ltd.	16,000	34
*	Zinwell Corp.	43,000	26
*	Li Cheng Enterprise Co. Ltd.	27,407	13
	Delpha Construction Co. Ltd.	5,000	9
*	Lumosa Therapeutics Co. Ltd.	1,000	7
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			1,022,580
Thailand (0.2%)
	PTT PCL	8,959,180	8,041
	CP ALL PCL	3,809,000	6,232
	Bangkok Dusit Medical Services PCL Class F	6,568,400	4,842

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Delta Electronics Thailand PCL	1,645,000	4,737
	Advanced Info Service PCL	638,500	4,197
	Airports of Thailand PCL	2,460,950	3,905
	Kasikornbank PCL	988,535	3,652
	PTT Exploration & Production PCL	810,681	3,333
	Central Pattana PCL	1,857,300	2,883
	SCB X PCL	915,200	2,646
	Bumrungrad Hospital PCL	323,500	2,234
	Gulf Energy Development PCL	1,622,380	2,178
	Minor International PCL	2,355,332	1,919
*	Charoen Pokphand Foods PCL	2,790,000	1,880
	TMBThanachart Bank PCL	36,315,970	1,723
*	True Corp. PCL	5,886,976	1,533
	Siam Cement PCL (Registered)	240,406	1,492
	Krung Thai Bank PCL	2,873,375	1,459
	Bangkok Bank PCL (Registered)	367,148	1,412
	Central Retail Corp. PCL	1,536,600	1,371
	Tisco Financial Group PCL	475,200	1,233
	Intouch Holdings PCL Class F	453,931	1,049
	Siam Cement PCL NVDR	162,800	1,011
	Bangkok Expressway & Metro PCL	4,180,457	916
	Thai Oil PCL	610,732	865
	KCE Electronics PCL	668,700	840
	Home Product Center PCL	3,260,298	834
	PTT Global Chemical PCL	1,072,115	821
	Hana Microelectronics PCL	625,400	820
	Carabao Group PCL Class F	418,500	777
	Krungthai Card PCL	689,000	755
	CP Axtra PCL	867,477	743
	Siam Global House PCL	1,564,668	677
	PTT Oil & Retail Business PCL	1,456,000	646
	Land & Houses PCL (Registered)	3,947,025	637
	Digital Telecommunications Infrastructure Fund Class F	2,849,317	632
	Banpu PCL (Registered)	4,503,604	628
	Thai Union Group PCL Class F	1,523,480	621
	B Grimm Power PCL	943,300	573
	BTS Group Holdings PCL	4,648,511	562
	WHA Corp. PCL	3,748,102	553
[1]	Indorama Ventures PCL	986,000	535
	SCG Packaging PCL	670,100	533
	Bangchak Corp. PCL	599,500	530
	Srisawad Corp. PCL	569,145	521
	Thanachart Capital PCL	371,200	489
	Osotspa PCL	714,800	484
[1]	Global Power Synergy PCL Class F	421,593	472
	Electricity Generating PCL	168,600	464
	Ratch Group PCL	575,824	449
	Asset World Corp. PCL	4,257,800	436
	Sansiri PCL	9,041,700	426
	Gunkul Engineering PCL	6,486,799	379
[1]	Muangthai Capital PCL	321,700	365
	AP Thailand PCL	1,566,000	361
	Kiatnakin Bank PCL	331,900	358
[1]	Berli Jucker PCL	602,984	351
	Thonburi Healthcare Group PCL	451,600	342
	Central Plaza Hotel PCL	290,900	337
	3BB Internet Infrastructure Fund Class F	2,076,500	329
	Thaicom PCL	912,400	324
	Ngern Tid Lor PCL	738,769	324
	Krung Thai Bank PCL NVDR	633,000	321
	Com7 PCL Class F	547,600	314
[1]	CH Karnchang PCL	575,000	313
*	Jasmine Technology Solution PCL	173,400	303
	Supalai PCL	616,000	292
	Bangkok Chain Hospital PCL	566,200	273
	Bangkok Airways PCL	457,000	270
	Thai Life Insurance PCL	1,314,300	270
	Sri Trang Agro-Industry PCL	466,196	259
	Thailand Future Fund	1,480,400	258
	Taokaenoi Food & Marketing PCL Class F	951,300	257

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Amata Corp. PCL	383,249	254
	CK Power PCL	2,330,445	254
	Bangkok Commercial Asset Management PCL (XBKK)	1,337,700	254
	Betagro PCL	369,700	245
	I-TAIL Corp. PCL	391,500	243
	Quality Houses PCL	4,710,983	237
	Dhipaya Group Holdings PCL	288,000	229
	IRPC PCL	5,512,400	228
[1]	Sino-Thai Engineering & Construction PCL	850,400	227
*,1	Jaymart Group Holdings PCL	664,500	225
*	Star Petroleum Refining PCL	1,003,500	217
	TTW PCL	870,200	216
	Dohome PCL (XBKK)	678,873	214
	GFPT PCL	584,200	213
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	1,219,400	205
	TOA Paint Thailand PCL	375,300	192
	Thoresen Thai Agencies PCL	1,064,852	187
	Mega Lifesciences PCL	176,300	181
	TPI Polene Power PCL	2,253,400	180
	Esso Thailand PCL	819,400	170
	TPI Polene PCL	5,317,500	170
	MK Restaurants Group PCL	228,200	168
	Major Cineplex Group PCL	448,400	166
[1]	BEC World PCL	1,509,700	160
	Jasmine International PCL	2,023,300	158
	Chularat Hospital PCL Class F	2,340,180	158
[1]	JMT Network Services PCL	472,664	152
	Plan B Media PCL Class F	726,116	151
	Sri Trang Gloves Thailand PCL	578,400	146
*	VGI PCL	3,130,323	143
	Bangkok Land PCL	9,266,000	140
	Bangkok Life Assurance PCL NVDR	269,040	132
	Thai Vegetable Oil PCL	227,040	130
[1]	Precious Shipping PCL	533,800	124
	BCPG PCL	785,514	121
	Ratchthani Leasing PCL	2,406,470	120
	AEON Thana Sinsap Thailand PCL	36,100	116
	Tipco Asphalt PCL	257,200	114
	LPN Development PCL	1,259,200	112
	Ramkhamhaeng Hospital PCL Class F	132,828	108
	Siam City Cement PCL	27,700	105
	Vibhavadi Medical Center PCL	1,703,879	102
	TQM Alpha PCL	123,600	97
	Energy Absolute PCL (XBKK)	949,000	96
	MBK PCL	201,158	92
*	Singer Thailand PCL	372,900	85
	Banpu Power PCL	215,100	73
	Thaifoods Group PCL Class F	649,700	73
[1]	Forth Corp. PCL	241,400	70
	SPCG PCL	240,000	55
*	Super Energy Corp. PCL	7,111,700	54
	Thanachart Capital PCL NDVR	38,600	51
	Pruksa Holding PCL	195,300	49
	Origin Property PCL Class F	377,400	47
	PTG Energy PCL	190,400	42
	SCB X PCL NVDR	14,100	41
*	Beyond Securities PCL	1,359,300	35
	Workpoint Entertainment PCL	112,996	32
	BTS Group Holdings PCL NDVR	222,000	27
*	Italian-Thai Development PCL	1,541,700	26
*	Pruksa Real Estate PCL	210,700	26
	Land & Houses PCL NVDR	146,275	24
*,3	Thai Airways International PCL	300,774	21
	Kasikornbank PCL NVDR	2,990	11
	Bangkok Life Assurance PCL	16,500	8
	Ratch Group PCL NDVR	9,776	8
	CPN Retail Growth Leasehold REIT	21,100	6
			98,317

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
Turkey (0.1%)
	BIM Birlesik Magazalar A/S	270,989	5,121
	Akbank TAS	1,813,541	3,387
	KOC Holding A/S	511,321	3,321
*	Turk Hava Yollari AO	323,253	2,822
	Turkiye Petrol Rafinerileri A/S	527,762	2,602
	Haci Omer Sabanci Holding A/S	831,160	2,494
	Turkcell Iletisim Hizmetleri A/S	691,695	2,206
	Turkiye Is Bankasi A/S Class C	4,694,253	2,124
	Yapi ve Kredi Bankasi A/S	1,942,262	1,769
	Eregli Demir ve Celik Fabrikalari TAS	929,152	1,572
	Enka Insaat ve Sanayi A/S	1,016,217	1,430
	Turkiye Garanti Bankasi A/S	356,414	1,333
	Turkiye Sise ve Cam Fabrikalari A/S	906,294	1,287
	Aselsan Elektronik Sanayi Ve Ticaret A/S	652,330	1,232
	Ford Otomotiv Sanayi A/S	36,954	1,110
*	Sasa Polyester Sanayi A/S	765,801	1,074
	Coca-Cola Icecek A/S	38,702	989
*	Pegasus Hava Tasimaciligi A/S	128,311	868
	AG Anadolu Grubu Holding A/S	66,673	858
	Migros Ticaret A/S	52,515	837
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	102,639	828
*	TAV Havalimanlari Holding A/S	103,367	808
	Arcelik A/S	118,554	602
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	172,830	588
*,2	MLP Saglik Hizmetleri A/S	52,339	581
	Tofas Turk Otomobil Fabrikasi A/S	66,237	560
*	Turk Telekomunikasyon A/S	352,454	544
*	Oyak Cimento Fabrikalari A/S	213,129	510
*	Petkim Petrokimya Holding A/S	692,904	505
*	Ulker Biskuvi Sanayi A/S	96,625	489
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	509,254	465
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	451
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	599,896	433
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	109,703	400
*	Anadolu Anonim Turk Sigorta Sirketi	125,693	385
*	Koza Altin Isletmeleri A/S	539,784	378
	Dogus Otomotiv Servis ve Ticaret A/S	50,702	368
	Turk Traktor ve Ziraat Makineleri A/S	15,648	366
	Sok Marketler Ticaret A/S	201,164	363
	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	334
	Nuh Cimento Sanayi A/S	34,418	318
	Is Yatirim Menkul Degerler A/S	279,695	316
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	108,241	304
*	Baticim Bati Anadolu Cimento Sanayii A/S	50,567	282
	Turkiye Sigorta A/S	152,202	277
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	179,970	264
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	258
	EGE Endustri VE Ticaret A/S	681	251
	Alarko Holding A/S	79,397	251
	Aksa Akrilik Kimya Sanayii A/S	802,740	246
*	MIA Teknoloji A/S	136,914	245
*	Turkiye Vakiflar Bankasi TAO Class D	395,515	243
*	Investco Holding A/S	22,977	240
[2]	Enerjisa Enerji A/S	116,815	238
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	481,696	225
*	Hektas Ticaret TAS	601,994	220
*	Turkiye Sinai Kalkinma Bankasi A/S	560,984	213
*	Gubre Fabrikalari TAS	43,129	211
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	523,107	206
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	199,529	200
	Dogan Sirketler Grubu Holding A/S	389,279	197
*	YEO Teknoloji Enerji VE Endustri A/S	29,565	195
*	Vestel Elektronik Sanayi ve Ticaret A/S	89,836	192
	Kontrolmatik Enerji Ve Muhendislik A/S	98,898	192
*	Akfen Yenilenebilir Enerji A/S	265,928	192
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	102,649	189
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	309,810	188
*	Albaraka Turk Katilim Bankasi A/S	959,185	182
*	Reeder Teknoloji Sanayi VE Ticaret A/S	158,005	179

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	177
	Borusan Yatirim ve Pazarlama A/S	2,679	171
	TAB Gida Sanayi Ve Ticaret A/S Class A	30,090	170
	Aksa Enerji Uretim A/S	132,529	165
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	255,164	162
	Aygaz A/S	31,182	161
	Bera Holding A/S	308,280	159
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	651,654	159
	Kocaer Celik Sanayi Ve Ticaret AS	113,744	155
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	92,674	152
	AKIS Gayrimenkul Yatirimi A/S	237,116	146
*	Kiler Holding AS	147,065	143
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	93,420	141
*	Zorlu Enerji Elektrik Uretim A/S	820,667	136
*	Tekfen Holding A/S	74,320	130
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	56,372	126
*	Turkiye Halk Bankasi A/S	242,994	125
*	Konya Cimento Sanayii A/S	530	123
*	Can2 Termik A/S	2,162,603	118
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	79,344	116
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	76,316	115
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	15,825	114
	Politeknik Metal Sanayi ve Ticaret A/S	465	113
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	537,737	112
	Kervan Gida Sanayi Ve Ticaret A/S	130,593	110
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	108
	Kayseri Seker Fabrikasi A/S	137,098	108
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	112,925	106
*	Alfa Solar Enerji Sanayi VE Ticaret AS	51,880	105
	Global Yatirim Holding A/S	208,100	102
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	34,321	102
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	101
*	Izmir Demir Celik Sanayi A/S	559,166	101
*	Ebebek Magazacilik A/S	74,455	101
*	Izdemir Enerji Elektrik Uretim A/S	148,949	100
*	NET Holding A/S	95,198	98
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	97
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	55,246	96
	Akcansa Cimento A/S	20,940	94
	Sekerbank Turk A/S	724,834	94
*	Karel Elektronik Sanayi ve Ticaret A/S	201,554	93
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	36,120	91
	Iskenderun Demir ve Celik A/S	77,436	89
	Galata Wind Enerji A/S	87,783	87
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	466,685	85
*	Tukas Gida Sanayi ve Ticaret A/S	314,904	84
	Bursa Cimento Fabrikasi A/S	316,197	78
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	86,013	77
*	Oyak Yatirim Menkul Degerler A/S	58,742	77
	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	75
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	52,196	75
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	71
	LDR Turizm AS	30,310	71
*	Aksigorta A/S	330,403	65
*	Ozak Gayrimenkul Yatirim Ortakligi	188,720	63
	Kimteks Poliuretan Sanayi VE Ticaret AS	38,018	61
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	61
	Aydem Yenilenebilir Enerji A/S	68,323	61
*	Is Finansal Kiralama A/S	144,080	60
*	Qua Granite Hayal	627,176	60
	Katilimevim Tasarruf Finansman A/S	44,261	58
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	74,746	54
	Polisan Holding A/S	134,933	53
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	53
*	Europen Endustri Insaat Sanayi VE Ticaret AS	106,633	50
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	48
	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	43
*	Tat Gida Sanayi A/S	52,706	42
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	25,870	40
*	Peker Gayrimenkul Yatirim Ortakligi A/S	218,845	39

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Kordsa Teknik Tekstil A/S	12,974	38
*	BatiSoke Soke Cimento Sanayii TAS	27,196	37
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	36
*	Bagfas Bandirma Gubre Fabrikalari A/S	43,861	31
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	140,921	29
*	Ral Yatirim Holding A/S	3,417	24
*	Imas Makina Sanayi AS	62,743	23
*	Fenerbahce Futbol A/S	4,981	21
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	1,392	20
	Escar Turizm Tasimacilik Ticaret A/S	1,732	19
	Enerya Enerji A/S	3,380	19
*	Tetamat Gida Yatirimlari Anonimsirketi	41	18
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	663	13
*	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	11
	Verusa Holding A/S	1,071	10
			62,433
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	2,653,028	9,428
	Emaar Properties PJSC	4,008,579	9,418
	Emirates Telecommunications Group Co. PJSC	2,096,813	9,350
	Emirates NBD Bank PJSC	1,070,086	5,561
	Aldar Properties PJSC	2,189,768	4,407
	Abu Dhabi Commercial Bank PJSC	1,766,616	4,280
	Dubai Electricity & Water Authority PJSC	5,195,764	3,367
	Abu Dhabi Islamic Bank PJSC	848,300	2,829
*	Alpha Dhabi Holding PJSC	834,835	2,762
	Dubai Islamic Bank PJSC	1,650,675	2,630
	ADNOC Drilling Co. PJSC	1,457,116	1,746
*	Multiply Group PJSC	2,759,644	1,729
*	Q Holding PJSC	2,026,401	1,716
*	Pure Health Holding PJSC	1,539,937	1,686
	Abu Dhabi National Oil Co. for Distribution PJSC	1,711,235	1,663
	Americana Restaurants International plc (XADS)	1,683,046	1,417
	Borouge plc	1,930,468	1,283
	Emaar Development PJSC	517,192	1,196
	Salik Co. PJSC	1,091,464	1,002
	ADNOC Logistics & Services	778,173	996
	Air Arabia PJSC	1,297,193	929
	National Marine Dredging Co.	115,252	851
*	Abu Dhabi Ports Co. PJSC	557,493	789
	Dubai Investments PJSC	1,234,573	685
	Emirates Central Cooling Systems Corp.	1,421,237	638
*	Dana Gas PJSC	3,054,526	570
	Agility Global plc	1,805,702	570
	Sharjah Islamic Bank	843,128	507
	Fertiglobe plc	727,424	491
	GFH Financial Group BSC	1,509,337	485
*	Aramex PJSC	656,426	445
	AL Yah Satellite Communications Co-PJSC-Yah Sat	570,234	327
	Dubai Financial Market PJSC	886,014	309
	RAK Properties PJSC	1,028,872	300
*	AL Seer Marine Supplies & Equipment Co. LLC	181,709	205
*	Ghitha Holding PJSC	20,925	173
*	Apex Investments Co. PSC	244,199	113
*	Gulf Navigation Holding PJSC	64,134	105
*	Ajman Bank PJSC	108,293	55
	Amanat Holdings PJSC	137,539	42
*	Phoenix Group plc	79,211	37
	Agthia Group PJSC	16,889	33
*,3	Arabtec Holding PJSC	245,437	—
			77,125
United Kingdom (3.7%)
	AstraZeneca plc	897,402	142,571
	Shell plc (XLON)	3,820,363	139,305
	HSBC Holdings plc	11,224,408	102,076
	Unilever plc (XLON)	1,468,128	90,223
	BP plc	10,091,610	59,653
	RELX plc	1,116,273	52,685
	GSK plc	2,388,478	46,381

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	British American Tobacco plc	1,195,607	42,421
	Rio Tinto plc	637,514	41,459
	Diageo plc	1,329,690	41,373
	Glencore plc	7,291,577	40,460
	National Grid plc	2,879,808	36,540
	London Stock Exchange Group plc	296,097	36,043
	CRH plc (SGMX)	410,626	34,927
	Compass Group plc	1,019,503	31,396
	BAE Systems plc	1,820,354	30,360
*	Rolls-Royce Holdings plc	5,036,182	29,161
	Lloyds Banking Group plc	38,104,783	29,110
	Barclays plc	8,995,875	26,900
	Ferguson plc	121,501	26,832
	Experian plc	552,433	26,064
	Reckitt Benckiser Group plc	424,087	22,813
	Anglo American plc	746,053	22,618
	3i Group plc	556,586	22,392
*	Flutter Entertainment plc	106,102	20,988
	Ashtead Group plc	262,673	18,956
	Haleon plc	4,177,638	18,738
	Tesco plc	4,240,300	18,083
	NatWest Group plc	3,739,158	17,740
	SSE plc	655,843	15,873
	Prudential plc (XLON)	1,656,334	14,947
	Imperial Brands plc	525,621	14,487
*	Smurfit WestRock plc	315,951	14,017
	Standard Chartered plc	1,289,120	12,734
	Vodafone Group plc	13,047,818	12,209
	Legal & General Group plc	3,631,496	10,831
	Aviva plc	1,668,654	10,749
	InterContinental Hotels Group plc	99,126	9,987
	Segro plc	842,081	9,912
	Informa plc	863,785	9,653
	Rentokil Initial plc	1,537,759	9,390
	Sage Group plc	624,471	8,729
	Next plc	74,292	8,683
	Bunzl plc	200,646	8,407
	Halma plc	241,712	8,273
	Smith & Nephew plc	540,723	7,793
	BT Group plc	3,908,995	7,089
	Intertek Group plc	101,428	6,587
	WPP plc	680,895	6,568
	Admiral Group plc	179,542	6,363
	Melrose Industries plc (XLON)	816,007	6,179
	Associated British Foods plc	191,254	6,106
[2]	Auto Trader Group plc	578,335	6,058
	Pearson plc	435,798	5,913
	United Utilities Group plc	427,568	5,682
	Mondi plc	283,505	5,543
	Centrica plc	3,222,978	5,495
	Spirax Group plc	46,534	5,433
	Antofagasta plc	203,195	5,291
	Severn Trent plc	153,558	5,077
	Smiths Group plc	220,568	5,066
	Marks & Spencer Group plc	1,194,913	5,047
	Intermediate Capital Group plc	168,859	4,766
	Taylor Wimpey plc	2,297,896	4,711
	DS Smith plc	804,381	4,702
	Croda International plc	88,030	4,577
	Whitbread plc	119,999	4,496
	Diploma plc	77,667	4,441
	Barratt Developments plc	639,885	4,330
	Coca-Cola HBC AG	118,122	4,310
	Berkeley Group Holdings plc	63,863	4,169
*	Wise plc Class A	446,959	4,115
	Kingfisher plc	1,131,613	4,023
	Persimmon plc	192,843	3,933
	DCC plc	56,339	3,881
	Howden Joinery Group plc	318,580	3,852
	Weir Group plc	146,844	3,833

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Rightmove plc	495,378	3,681
	J Sainsbury plc	1,037,224	3,678
	M&G plc	1,332,867	3,640
	IMI plc	145,180	3,536
	Beazley plc	393,682	3,460
	Land Securities Group plc	421,294	3,445
	LondonMetric Property plc	1,303,523	3,370
*	Vistry Group plc	189,077	3,368
	B&M European Value Retail SA	556,920	3,354
	Britvic plc	204,829	3,345
	Phoenix Group Holdings plc	461,902	3,253
	Hargreaves Lansdown plc	221,348	3,144
	Hiscox Ltd.	188,363	3,076
	Tritax Big Box REIT plc	1,432,825	3,046
	UNITE Group plc	242,074	2,967
[2]	ConvaTec Group plc	961,364	2,897
	St. James's Place plc	324,375	2,857
	British Land Co. plc	535,458	2,838
	RS Group plc	269,280	2,829
	Investec plc	347,405	2,751
	Schroders plc	540,861	2,733
	Entain plc	364,629	2,680
*	International Consolidated Airlines Group SA	1,236,723	2,642
	Endeavour Mining plc	117,549	2,626
	Games Workshop Group plc	19,336	2,565
	Abrdn plc	1,162,793	2,543
	JD Sports Fashion plc	1,484,477	2,512
	IG Group Holdings plc	202,766	2,449
	Johnson Matthey plc	115,371	2,437
	ITV plc	2,358,529	2,426
	Bellway plc	64,713	2,376
	Tate & Lyle plc	281,163	2,371
	Inchcape plc	216,464	2,354
	Greggs plc	57,444	2,313
	Hikma Pharmaceuticals plc	94,011	2,299
	Burberry Group plc	222,273	2,224
	Rotork plc	477,326	2,222
	Spectris plc	56,305	2,209
	Man Group plc	681,142	2,144
	Virgin Money UK plc	691,458	1,912
	Derwent London plc	64,339	1,908
*	Darktrace plc	249,804	1,900
*	Ocado Group plc	360,986	1,888
	Drax Group plc	223,761	1,872
	QinetiQ Group plc	300,301	1,866
	Direct Line Insurance Group plc	747,363	1,813
	Cranswick plc	29,263	1,794
*	International Distribution Services plc	387,306	1,718
	Balfour Beatty plc	313,400	1,692
	Shaftesbury Capital plc	845,255	1,656
	Big Yellow Group plc	101,125	1,573
	Travis Perkins plc	125,625	1,544
	Grafton Group plc GDR	110,181	1,535
	Harbour Energy plc	375,765	1,511
	Softcat plc	70,640	1,478
*,2	Network International Holdings plc	293,193	1,478
	OSB Group plc	223,375	1,478
	Redrow plc	153,204	1,470
	Plus500 Ltd.	48,084	1,455
	Pennon Group plc	181,562	1,452
	Hill & Smith plc	48,854	1,444
	Serco Group plc	577,013	1,418
	Savills plc	85,366	1,401
[2]	Quilter plc	804,144	1,386
*	Playtech plc	183,704	1,336
[2]	JTC plc	97,924	1,324
	Computacenter plc	38,025	1,317
*,2	Deliveroo plc	766,046	1,298
	4imprint Group plc	16,592	1,296
	TP ICAP Group plc	449,469	1,283

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Grainger plc	401,129	1,246
	WH Smith plc	72,176	1,228
	Mitie Group plc	779,578	1,214
	easyJet plc	209,446	1,213
	Bank of Georgia Group plc	20,589	1,210
	Safestore Holdings plc	115,998	1,205
*	Carnival plc	77,246	1,187
	Paragon Banking Group plc	114,753	1,186
	TBC Bank Group plc	29,570	1,179
*,2	Trainline plc	270,092	1,177
	Dunelm Group plc	73,278	1,162
	Lancashire Holdings Ltd.	139,966	1,140
	Hays plc	927,829	1,124
	AJ Bell plc	188,707	1,121
*	John Wood Group plc	424,164	1,114
	Renishaw plc	22,664	1,103
	Energean plc	85,843	1,100
	Pets at Home Group plc	275,415	1,087
	Telecom Plus plc	43,417	1,061
	Centamin plc	649,502	1,061
	Coats Group plc	902,039	1,039
	Morgan Sindall Group plc	28,045	1,036
*	Indivior plc	75,198	1,033
	SSP Group plc	438,648	1,032
[2]	Airtel Africa plc	702,613	1,030
*	Helios Towers plc	631,559	1,024
	Oxford Instruments plc	31,568	1,021
	Pagegroup plc	181,484	1,000
	Future plc	68,165	981
	Great Portland Estates plc	214,909	970
	Hammerson plc	2,614,575	970
	Clarkson plc	16,544	967
	Breedon Group plc	173,872	967
	Babcock International Group plc	139,818	956
	Chemring Group plc	178,853	954
	Bodycote plc	106,208	950
	International Workplace Group plc	426,290	946
	Domino's Pizza Group plc	224,866	935
	Genuit Group plc	141,475	930
	Firstgroup plc	408,106	924
	Bytes Technology Group plc (XLON)	141,771	924
	Just Group plc	590,632	917
	Keller Group plc	47,802	915
	Assura plc	1,643,261	862
	MONY Group plc	280,455	856
	Kainos Group plc	60,384	855
	Primary Health Properties plc	711,324	847
	Genus plc	35,791	839
	Premier Foods plc	360,487	836
	Fresnillo plc	109,812	832
	Sirius Real Estate Ltd.	663,975	809
	IntegraFin Holdings plc	161,795	800
	Ascential plc	105,285	775
*	Frasers Group plc	66,118	763
	Spirent Communications plc	339,577	758
	Supermarket Income REIT plc	777,045	748
	Volution Group plc	106,024	747
	Rathbones Group plc	29,669	735
*,2	Watches of Switzerland Group plc	136,495	716
	Victrex plc	49,122	695
	Marshalls plc	155,110	693
	Ashmore Group plc	294,449	653
	Vesuvius plc	105,248	653
	Morgan Advanced Materials plc	142,816	626
[2]	Spire Healthcare Group plc	188,279	620
	Zigup plc	112,792	616
*	Moonpig Group plc	214,487	603
	Hilton Food Group plc	48,855	586
	Dowlais Group plc	709,624	585
*	Molten Ventures plc	121,550	584

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Mitchells & Butlers plc	145,120	581
	Elementis plc	281,773	580
[2]	Bridgepoint Group plc	148,109	558
	Workspace Group plc	70,681	557
*	Oxford Nanopore Technologies plc	355,978	554
	Close Brothers Group plc	83,578	550
*	Currys plc	516,854	542
*	Greencore Group plc	232,499	538
*,2	Trustpilot Group plc	197,632	528
	Crest Nicholson Holdings plc	147,185	502
	Rhi Magnesita NV	10,453	493
*	J D Wetherspoon plc	50,210	482
*	THG plc	544,316	466
	Ninety One plc	208,119	463
[2]	Ibstock plc	192,672	455
	Senior plc	213,364	448
	C&C Group plc	209,451	430
*,1	Alphawave IP Group plc	214,478	429
	AG Barr plc	48,232	400
*	Auction Technology Group plc	61,115	399
	Diversified Energy Co. plc	24,091	398
	NCC Group plc	202,648	384
*	Hochschild Mining plc	158,826	371
	Balanced Commercial Property Trust Ltd.	313,967	351
[2]	Petershill Partners plc	121,657	346
	Essentra plc	156,794	345
*,2	Aston Martin Lagonda Global Holdings plc	160,219	321
	Wickes Group plc	163,541	318
[2]	TI Fluid Systems plc	183,305	310
	Liontrust Asset Management plc	33,946	291
	Picton Property Income Ltd.	307,086	290
*	AO World plc	187,807	282
	IP Group plc	521,288	280
*	PureTech Health plc	123,993	277
	Dr. Martens plc	288,620	264
	Halfords Group plc	124,590	247
*	Tullow Oil plc	619,593	243
	FDM Group Holdings plc	41,177	226
*	Capita plc	864,089	215
*	Synthomer plc	60,515	206
[2]	CMC Markets plc	46,417	198
	Jupiter Fund Management plc	173,949	197
	Mobico Group plc	268,836	195
*	S4 Capital plc	238,357	164
*	Evoke plc	214,674	162
	Helical plc	55,409	159
*	ASOS plc	33,993	158
	PZ Cussons plc	110,790	151
*,3	Home REIT plc	383,901	141
	Ithaca Energy plc	61,004	101
*	Rank Group plc	100,345	91
[2]	Bakkavor Group plc	46,001	91
*	SIG plc	283,997	89
	CLS Holdings plc	71,863	85
	Vanquis Banking Group plc	98,528	69
*	Ferrexpo plc	85,346	64
	Pan African Resources plc	35,845	14
*,3	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
*,3	Carillion plc	88,745	—
			1,855,014
United States (62.2%)
	Apple Inc.	8,702,466	1,932,644
	Microsoft Corp.	4,452,031	1,862,507
	NVIDIA Corp.	14,237,225	1,666,040
*	Amazon.com Inc.	5,561,125	1,039,819
	Meta Platforms Inc. Class A	1,311,674	622,822
	Alphabet Inc. Class A	3,539,005	607,081

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Alphabet Inc. Class C	2,928,517	507,073
	Broadcom Inc.	2,722,098	437,387
	Eli Lilly & Co.	509,166	409,507
*	Berkshire Hathaway Inc. Class B	927,224	406,588
*	Tesla Inc.	1,663,824	386,124
	JPMorgan Chase & Co.	1,714,966	364,945
	Exxon Mobil Corp.	2,682,179	318,080
	UnitedHealth Group Inc.	548,337	315,930
	Visa Inc. Class A	938,039	249,209
	Mastercard Inc. Class A	492,092	228,188
	Johnson & Johnson	1,443,280	227,822
	Procter & Gamble Co.	1,409,024	226,515
	Costco Wholesale Corp.	265,207	218,000
	Home Depot Inc.	590,837	217,523
	AbbVie Inc.	1,059,778	196,398
	Walmart Inc.	2,595,250	178,138
	Merck & Co. Inc.	1,517,030	171,622
	Chevron Corp.	1,029,745	165,243
	Bank of America Corp.	4,044,147	163,020
*	Netflix Inc.	256,100	160,920
	Coca-Cola Co.	2,317,659	154,681
*	Adobe Inc.	267,358	147,488
	Salesforce Inc.	561,347	145,277
	PepsiCo Inc.	817,745	141,200
	Thermo Fisher Scientific Inc.	227,673	139,641
*	Advanced Micro Devices Inc.	963,756	139,243
	Oracle Corp.	940,273	131,121
	Linde plc	286,542	129,947
	Wells Fargo & Co.	2,095,639	124,355
	Accenture plc Class A	374,182	123,712
	QUALCOMM Inc.	668,429	120,952
	Cisco Systems Inc.	2,422,231	117,357
	McDonald's Corp.	428,792	113,801
	Texas Instruments Inc.	544,758	111,027
	General Electric Co.	651,017	110,803
	Danaher Corp.	395,816	109,673
	Abbott Laboratories	1,034,573	109,603
	Philip Morris International Inc.	929,614	107,054
	Amgen Inc.	320,685	106,618
	Intuit Inc.	163,446	105,807
	Applied Materials Inc.	498,016	105,679
	International Business Machines Corp.	548,268	105,344
	Pfizer Inc.	3,392,683	103,613
	Walt Disney Co.	1,098,758	102,943
	Verizon Communications Inc.	2,518,246	102,039
	Caterpillar Inc.	292,497	101,262
*	ServiceNow Inc.	122,926	100,110
	Goldman Sachs Group Inc.	188,447	95,925
	Comcast Corp. Class A	2,323,317	95,883
	NextEra Energy Inc.	1,230,321	93,984
*	Intuitive Surgical Inc.	211,340	93,964
	RTX Corp.	794,655	93,364
	S&P Global Inc.	186,474	90,390
	Union Pacific Corp.	364,498	89,933
	American Express Co.	339,343	85,867
	Lowe's Cos. Inc.	341,682	83,886
	AT&T Inc.	4,288,674	82,557
	Honeywell International Inc.	388,377	79,520
	Intel Corp.	2,551,242	78,425
	ConocoPhillips	699,802	77,818
*	Uber Technologies Inc.	1,202,450	77,522
	BlackRock Inc.	87,939	77,079
*	Vertex Pharmaceuticals Inc.	154,414	76,546
	TJX Cos. Inc.	677,032	76,518
	Booking Holdings Inc.	20,393	75,760
	Progressive Corp.	349,621	74,861
	Citigroup Inc.	1,144,655	74,265
	Elevance Health Inc.	139,102	74,006
*	Berkshire Hathaway Inc. Class A	111	73,172
	Eaton Corp. plc	238,372	72,653

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Micron Technology Inc.	659,808	72,460
	Lam Research Corp.	78,059	71,911
	Morgan Stanley	694,018	71,630
	Stryker Corp.	216,324	70,835
	Prologis Inc.	552,543	69,648
	Lockheed Martin Corp.	127,237	68,952
	Analog Devices Inc.	296,598	68,627
*	Regeneron Pharmaceuticals Inc.	62,352	67,290
	Chubb Ltd.	241,531	66,580
*	Boeing Co.	347,844	66,299
	KLA Corp.	80,512	66,267
	Marsh & McLennan Cos. Inc.	293,987	65,433
*	Boston Scientific Corp.	877,060	64,797
	Automatic Data Processing Inc.	244,669	64,255
	Medtronic plc	794,227	63,792
	American Tower Corp.	279,213	61,539
	Blackstone Inc.	426,667	60,651
*	Palo Alto Networks Inc.	183,948	59,733
	Cigna Group	166,864	58,180
	Charles Schwab Corp.	892,117	58,157
	Bristol-Myers Squibb Co.	1,210,631	57,578
*	Fiserv Inc.	348,265	56,966
	Gilead Sciences Inc.	748,500	56,931
	United Parcel Service Inc. Class B (XNYS)	436,038	56,846
	Deere & Co.	151,963	56,527
	Mondelez International Inc. Class A	798,692	54,591
	Southern Co.	651,455	54,410
	NIKE Inc. Class B	720,073	53,905
*	Arista Networks Inc.	153,885	53,329
	Starbucks Corp.	678,317	52,875
	T-Mobile US Inc.	288,526	52,593
	Intercontinental Exchange Inc.	338,647	51,325
*	Synopsys Inc.	91,051	50,836
	Altria Group Inc.	1,024,754	50,223
	Duke Energy Corp.	457,742	50,017
	KKR & Co. Inc.	402,531	49,692
	Zoetis Inc.	273,422	49,227
	Sherwin-Williams Co.	140,203	49,183
	McKesson Corp.	78,668	48,540
	General Dynamics Corp.	162,055	48,407
	Waste Management Inc.	238,197	48,273
	Colgate-Palmolive Co.	485,970	48,203
*	MercadoLibre Inc.	28,153	46,985
	CVS Health Corp.	753,570	45,463
	Trane Technologies plc	135,390	45,258
	Amphenol Corp. Class A	702,068	45,115
	Equinix Inc.	56,545	44,684
*	Chipotle Mexican Grill Inc.	815,825	44,316
	EOG Resources Inc.	344,901	43,733
	Illinois Tool Works Inc.	176,798	43,719
*	Cadence Design Systems Inc.	162,785	43,571
	Moody's Corp.	94,484	43,130
	PNC Financial Services Group Inc.	236,924	42,907
	Parker-Hannifin Corp.	76,326	42,831
	3M Co.	330,192	42,116
	HCA Healthcare Inc.	115,700	42,005
	TransDigm Group Inc.	32,442	41,987
	US Bancorp	930,694	41,770
	Becton Dickinson & Co.	172,749	41,643
	CME Group Inc.	214,621	41,574
	Target Corp.	276,209	41,545
	Schlumberger NV	854,770	41,277
*	PayPal Holdings Inc.	626,846	41,234
	CSX Corp.	1,171,032	41,103
	FedEx Corp.	135,325	40,902
	Northrop Grumman Corp.	83,460	40,421
	NXP Semiconductors NV	153,429	40,376
	Emerson Electric Co.	340,810	39,912
*	O'Reilly Automotive Inc.	35,119	39,556
	Cintas Corp.	51,414	39,277

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Welltower Inc.	352,815	39,251
	Apollo Global Management Inc.	313,162	39,242
	Motorola Solutions Inc.	98,162	39,159
	Freeport-McMoRan Inc.	855,019	38,826
	Aon plc Class A (XNYS)	117,468	38,589
	Marathon Petroleum Corp.	211,189	37,385
	Phillips 66	253,736	36,914
*	Airbnb Inc. Class A	261,301	36,467
	Arthur J Gallagher & Co.	128,608	36,459
	Constellation Energy Corp.	188,249	35,730
	Truist Financial Corp.	796,315	35,587
	Air Products and Chemicals Inc.	132,590	34,984
	Roper Technologies Inc.	63,674	34,686
	Marvell Technology Inc.	512,384	34,319
	Ecolab Inc.	148,700	34,304
	Capital One Financial Corp.	225,974	34,212
	Carrier Global Corp.	500,072	34,060
	Norfolk Southern Corp.	135,413	33,794
	Aflac Inc.	342,282	32,647
*	AutoZone Inc.	10,356	32,452
*	Palantir Technologies Inc. Class A	1,204,249	32,382
	DR Horton Inc.	178,100	32,046
	American International Group Inc.	403,327	31,956
	Marriott International Inc. Class A	140,490	31,933
*	Autodesk Inc.	128,932	31,913
	Valero Energy Corp.	195,534	31,622
	Hilton Worldwide Holdings Inc.	147,134	31,585
	Williams Cos. Inc.	731,540	31,412
	American Electric Power Co. Inc.	312,751	30,687
	PACCAR Inc.	306,624	30,252
*	Crowdstrike Holdings Inc. Class A	130,384	30,244
	United Rentals Inc.	39,912	30,217
	General Motors Co.	678,360	30,065
*	Spotify Technology SA	86,731	29,830
	Sempra	371,005	29,703
	Simon Property Group Inc.	192,477	29,534
	Travelers Cos. Inc.	136,037	29,444
	Realty Income Corp.	511,962	29,402
*	GE Vernova Inc.	163,056	29,063
	Bank of New York Mellon Corp.	446,068	29,026
	Johnson Controls International plc	405,208	28,989
	ONEOK Inc.	346,620	28,884
	Digital Realty Trust Inc.	192,849	28,829
*	Workday Inc. Class A	126,424	28,713
	TE Connectivity Ltd.	185,328	28,602
	Crown Castle Inc.	258,810	28,490
	Microchip Technology Inc.	318,987	28,320
	Ross Stores Inc.	197,360	28,268
	Public Storage	94,023	27,823
	MetLife Inc.	356,866	27,425
*	Copart Inc.	520,245	27,224
	Kimberly-Clark Corp.	199,484	26,940
	Allstate Corp.	156,712	26,817
	Prudential Financial Inc.	213,721	26,784
*	IQVIA Holdings Inc.	108,753	26,778
	Newmont Corp. (XNYS)	545,390	26,762
	Dominion Energy Inc.	500,355	26,749
*	Coinbase Global Inc. Class A	118,085	26,494
	Humana Inc.	72,430	26,191
	Fidelity National Information Services Inc.	338,211	25,985
	Ameriprise Financial Inc.	60,061	25,830
	L3Harris Technologies Inc.	113,029	25,645
	Hess Corp.	166,975	25,617
	Lennar Corp. Class A	144,424	25,553
	WW Grainger Inc.	26,141	25,535
	Ford Motor Co.	2,345,208	25,375
	Cheniere Energy Inc.	137,969	25,199
	Old Dominion Freight Line Inc.	118,790	24,967
	Agilent Technologies Inc.	176,538	24,962
	MSCI Inc.	45,912	24,827

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Snowflake Inc. Class A	188,959	24,636
	Kinder Morgan Inc.	1,162,170	24,557
*	Centene Corp.	319,165	24,550
	Paychex Inc.	191,605	24,529
	Ingersoll Rand Inc. (XYNS)	242,844	24,382
	Monolithic Power Systems Inc.	28,101	24,254
	Electronic Arts Inc.	160,464	24,220
	Fastenal Co.	340,781	24,110
	Cencora Inc.	100,677	23,949
*	Trade Desk Inc. Class A	265,055	23,823
	AMETEK Inc.	137,236	23,808
	Cummins Inc.	81,382	23,747
	Corteva Inc.	420,292	23,578
	Public Service Enterprise Group Inc.	295,557	23,577
	Constellation Brands Inc. Class A	95,942	23,521
	Baker Hughes Co.	607,415	23,519
	Republic Services Inc.	120,833	23,480
	Occidental Petroleum Corp.	385,117	23,423
*	IDEXX Laboratories Inc.	49,077	23,367
	Nucor Corp.	143,387	23,363
	PG&E Corp.	1,275,356	23,275
*	Monster Beverage Corp.	451,286	23,219
	Howmet Aerospace Inc.	241,892	23,149
*	NU Holdings Ltd. Class A	1,904,301	23,099
*	Fair Isaac Corp.	14,415	23,064
*	Moderna Inc.	193,434	23,061
	Quanta Services Inc.	86,748	23,021
	Dow Inc.	421,969	22,985
*	DoorDash Inc. Class A	206,835	22,901
	Otis Worldwide Corp.	242,001	22,869
	General Mills Inc.	339,758	22,811
	Cognizant Technology Solutions Corp. Class A	300,956	22,776
	Sysco Corp.	297,149	22,776
*	Gartner Inc.	45,343	22,725
*	Edwards Lifesciences Corp.	358,246	22,587
	Yum! Brands Inc.	168,133	22,333
	Verisk Analytics Inc.	84,794	22,195
*	Royal Caribbean Cruises Ltd.	141,576	22,188
	Exelon Corp.	594,611	22,120
	Martin Marietta Materials Inc.	37,202	22,074
*	Fortinet Inc.	379,032	21,999
	Vulcan Materials Co.	79,661	21,868
	Diamondback Energy Inc.	107,230	21,694
	Discover Financial Services	150,316	21,644
	Keurig Dr Pepper Inc.	630,261	21,605
*	Charter Communications Inc. Class A	56,653	21,512
	Kroger Co.	394,685	21,510
	GE Healthcare Inc.	254,139	21,508
	DuPont de Nemours Inc.	251,945	21,088
	HP Inc.	583,946	21,075
*	Datadog Inc. Class A	178,428	20,776
*	CBRE Group Inc. Class A	184,254	20,767
*	Super Micro Computer Inc.	29,576	20,752
*	Arch Capital Group Ltd.	215,405	20,631
	Equifax Inc.	73,526	20,541
*	Block Inc. (XNYS)	331,165	20,492
*	ON Semiconductor Corp.	258,716	20,245
	Extra Space Storage Inc.	125,592	20,047
	Hartford Financial Services Group Inc.	179,066	19,862
	Consolidated Edison Inc.	203,023	19,799
*	Mettler-Toledo International Inc.	12,833	19,519
	VICI Properties Inc.	617,409	19,300
	Rockwell Automation Inc.	69,123	19,261
	Xcel Energy Inc.	329,645	19,212
	Xylem Inc.	143,742	19,190
*	CoStar Group Inc.	241,876	18,871
	ResMed Inc.	87,488	18,657
*	Lululemon Athletica Inc.	72,033	18,632
	Kraft Heinz Co.	526,075	18,523
	Halliburton Co.	533,727	18,510

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Biogen Inc.	86,779	18,501
	Archer-Daniels-Midland Co.	297,386	18,441
	Corning Inc.	460,659	18,431
	Targa Resources Corp.	134,392	18,181
	Iron Mountain Inc.	177,068	18,160
	Edison International	225,850	18,070
*	Alnylam Pharmaceuticals Inc.	75,812	18,002
	Devon Energy Corp.	381,761	17,954
	PPG Industries Inc.	141,239	17,935
	Hershey Co.	89,979	17,769
	CDW Corp.	81,007	17,668
	M&T Bank Corp.	101,427	17,463
	AvalonBay Communities Inc.	85,014	17,421
	Fifth Third Bancorp	410,481	17,380
	Willis Towers Watson plc	61,432	17,341
	Tractor Supply Co.	65,206	17,170
	eBay Inc.	306,445	17,041
	Westinghouse Air Brake Technologies Corp.	105,505	17,002
*	Veeva Systems Inc. Class A	87,780	16,848
	Vertiv Holdings Co. Class A	214,031	16,844
	PulteGroup Inc.	127,375	16,814
	Nasdaq Inc.	246,468	16,681
*	Atlassian Corp. Class A	93,721	16,548
*	ANSYS Inc.	52,585	16,492
	American Water Works Co. Inc.	115,695	16,470
	Vistra Corp.	207,031	16,401
	Ares Management Corp. Class A	105,719	16,196
*	ICON plc	48,903	16,062
*	DexCom Inc.	236,070	16,010
	WEC Energy Group Inc.	184,940	15,916
	NetApp Inc.	124,717	15,837
	Dollar General Corp.	131,138	15,788
	Veralto Corp.	147,631	15,732
	Equity Residential	225,636	15,711
	Garmin Ltd.	91,568	15,681
	Global Payments Inc.	153,503	15,602
	State Street Corp.	183,116	15,559
	Hewlett Packard Enterprise Co.	776,468	15,459
	Dover Corp.	83,672	15,417
	International Flavors & Fragrances Inc.	153,904	15,310
	LyondellBasell Industries NV Class A	153,726	15,290
*	NVR Inc.	1,765	15,192
	Fortive Corp.	211,242	15,178
	Broadridge Financial Solutions Inc.	70,796	15,150
	T Rowe Price Group Inc.	132,541	15,138
*	MicroStrategy Inc. Class A	9,350	15,095
*	Take-Two Interactive Software Inc.	100,175	15,079
	First Citizens BancShares Inc. Class A	7,150	14,927
	Cardinal Health Inc.	147,759	14,899
*	Keysight Technologies Inc.	105,910	14,782
	Entergy Corp.	126,958	14,723
	DTE Energy Co.	121,753	14,675
	Church & Dwight Co. Inc.	149,429	14,646
*	HubSpot Inc.	29,237	14,532
*	Tyler Technologies Inc.	25,459	14,464
*	Coupang Inc.	695,808	14,438
	Brown & Brown Inc.	144,854	14,403
	SBA Communications Corp.	64,917	14,252
	FirstEnergy Corp.	339,282	14,219
	STERIS plc	59,339	14,168
*	Deckers Outdoor Corp.	15,355	14,167
	Weyerhaeuser Co.	439,825	13,969
*	Cloudflare Inc. Class A	179,197	13,888
	Estee Lauder Cos. Inc. Class A	138,950	13,841
*	First Solar Inc.	64,022	13,828
	Zimmer Biomet Holdings Inc.	124,124	13,821
	Eversource Energy	212,590	13,799
	West Pharmaceutical Services Inc.	43,847	13,425
	Huntington Bancshares Inc.	895,677	13,390
	Raymond James Financial Inc.	114,312	13,260

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	PPL Corp.	444,000	13,196
	Ventas Inc.	240,559	13,096
*	Western Digital Corp.	195,102	13,082
	Invitation Homes Inc.	370,268	13,059
*	Dollar Tree Inc.	124,120	12,951
	Hubbell Inc.	32,487	12,853
*	Markel Group Inc.	7,832	12,835
*	Axon Enterprise Inc.	42,750	12,825
	Regions Financial Corp.	572,976	12,817
*	Roblox Corp. Class A	305,832	12,698
*	Warner Bros Discovery Inc.	1,453,554	12,573
*	PTC Inc.	70,471	12,533
	Synchrony Financial	246,523	12,521
*	GoDaddy Inc. Class A	86,057	12,517
	Ameren Corp.	157,023	12,447
	Teradyne Inc.	94,291	12,367
*	Corpay Inc.	42,344	12,357
	Carlisle Cos. Inc.	29,091	12,177
*	Teledyne Technologies Inc.	28,804	12,151
	Genuine Parts Co.	82,554	12,145
*	Builders FirstSource Inc.	72,466	12,129
	Alexandria Real Estate Equities Inc.	103,333	12,120
	Cincinnati Financial Corp.	92,747	12,115
	EQT Corp.	350,404	12,092
*	Waters Corp.	35,913	12,077
*	AppLovin Corp. Class A	156,410	12,059
	Ball Corp.	188,420	12,027
*	Molina Healthcare Inc.	35,169	12,002
	Seagate Technology Holdings plc	117,293	11,984
	Citizens Financial Group Inc.	280,518	11,970
	Williams-Sonoma Inc.	77,268	11,952
	Steel Dynamics Inc.	89,527	11,927
	Omnicom Group Inc.	120,644	11,828
	Leidos Holdings Inc.	81,754	11,805
	Coterra Energy Inc.	457,087	11,793
	McCormick & Co. Inc.	152,100	11,713
*	Illumina Inc.	95,258	11,679
	Principal Financial Group Inc.	142,785	11,638
*	Hologic Inc.	141,785	11,571
	Cboe Global Markets Inc.	63,042	11,569
*	Aptiv plc	163,971	11,378
*	Pinterest Inc. Class A	355,063	11,344
	AerCap Holdings NV	120,110	11,284
	Lennox International Inc.	19,321	11,274
	Best Buy Co. Inc.	130,159	11,261
	Atmos Energy Corp.	88,051	11,260
	Jacobs Solutions Inc.	76,832	11,244
	Booz Allen Hamilton Holding Corp.	78,312	11,223
	Labcorp Holdings Inc.	52,014	11,206
	CMS Energy Corp.	172,422	11,173
	Skyworks Solutions Inc.	97,417	11,069
	Essex Property Trust Inc.	39,589	11,020
*	Cooper Cos. Inc.	118,004	11,013
	Northern Trust Corp.	124,089	11,000
*	Avantor Inc.	410,567	10,983
	Textron Inc.	118,194	10,980
*	Zebra Technologies Corp. Class A	31,212	10,961
	Baxter International Inc.	305,625	10,947
	Expeditors International of Washington Inc.	86,668	10,818
	Avery Dennison Corp.	49,635	10,762
	Entegris Inc.	90,952	10,759
	Masco Corp.	137,141	10,676
	Darden Restaurants Inc.	72,783	10,647
*	Ulta Beauty Inc.	29,128	10,629
	EMCOR Group Inc.	28,296	10,623
	TransUnion	117,659	10,620
	Reliance Inc.	34,775	10,591
	Packaging Corp. of America	52,592	10,512
*	Align Technology Inc.	45,314	10,507
*	Pure Storage Inc. Class A	174,992	10,487

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	HEICO Corp.	43,178	10,421
	Tyson Foods Inc. Class A	170,579	10,388
	CenterPoint Energy Inc.	373,111	10,354
*	MongoDB Inc.	40,558	10,235
	Everest Group Ltd.	26,034	10,228
	W R Berkley Corp.	184,530	10,173
	Watsco Inc.	20,752	10,158
*	Carnival Corp.	607,644	10,123
	Mid-America Apartment Communities Inc.	72,383	10,117
*	Burlington Stores Inc.	38,498	10,022
*	VeriSign Inc.	53,313	9,970
	Owens Corning	53,432	9,959
	LPL Financial Holdings Inc.	44,892	9,944
	Marathon Oil Corp.	354,426	9,942
	Clorox Co.	75,292	9,933
	IDEX Corp.	47,373	9,876
*	Liberty Media Corp. - Liberty Formula One Class C	121,988	9,865
*	DraftKings Inc. Class A	266,299	9,840
	International Paper Co.	211,623	9,836
	SS&C Technologies Holdings Inc.	134,838	9,836
*	BioMarin Pharmaceutical Inc.	116,628	9,835
*	Zscaler Inc.	54,828	9,833
	Stanley Black & Decker Inc.	92,942	9,817
*	Expedia Group Inc.	76,883	9,816
*	Manhattan Associates Inc.	38,300	9,781
	Quest Diagnostics Inc.	68,669	9,772
	NRG Energy Inc.	129,643	9,745
	RPM International Inc.	79,604	9,669
	Texas Pacific Land Corp.	11,403	9,634
	Revvity Inc.	76,039	9,551
	Healthpeak Properties Inc.	436,972	9,535
	FactSet Research Systems Inc.	23,005	9,503
	Sun Communities Inc.	74,321	9,419
	Kellanova	161,918	9,416
*	Check Point Software Technologies Ltd.	51,321	9,415
	Celanese Corp.	66,607	9,402
	KeyCorp.	576,750	9,303
*	TopBuild Corp.	19,436	9,301
*	Live Nation Entertainment Inc.	95,688	9,204
	Toll Brothers Inc.	64,394	9,190
	Snap-on Inc.	31,978	9,179
	Pentair plc	104,372	9,171
*	Enphase Energy Inc.	79,449	9,145
*	Zoom Video Communications Inc. Class A	151,385	9,144
	Loews Corp.	114,101	9,122
	Bunge Global SA	85,946	9,044
	Domino's Pizza Inc.	21,025	9,013
	Kimco Realty Corp.	414,588	9,009
*	Akamai Technologies Inc.	91,583	9,001
	Coca-Cola Europacific Partners plc	121,882	8,991
	Conagra Brands Inc.	296,176	8,980
	Reinsurance Group of America Inc.	39,666	8,942
	Nordson Corp.	35,541	8,897
	Graco Inc.	104,569	8,894
*	Tenet Healthcare Corp.	59,379	8,889
	Fidelity National Financial Inc.	160,325	8,884
	Gen Digital Inc. (XNGS)	341,402	8,873
	Equitable Holdings Inc.	202,921	8,849
	Alliant Energy Corp.	158,612	8,828
	JB Hunt Transport Services Inc.	50,772	8,791
	Viatris Inc.	726,766	8,765
	CF Industries Holdings Inc.	113,873	8,699
	Casey's General Stores Inc.	22,332	8,661
*	Okta Inc.	91,897	8,633
*	Neurocrine Biosciences Inc.	60,573	8,575
	Las Vegas Sands Corp.	215,849	8,563
	UDR Inc.	213,297	8,547
	Pool Corp.	22,827	8,538
	NiSource Inc.	272,458	8,514
*	United Therapeutics Corp.	27,035	8,470

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Carvana Co.	62,797	8,366
*	Flex Ltd.	258,180	8,300
*	Robinhood Markets Inc. Class A	401,960	8,268
	Evergy Inc.	142,380	8,258
*	Trimble Inc.	151,252	8,249
*	Insulet Corp.	42,338	8,228
	Jabil Inc.	72,086	8,122
*	CarMax Inc.	95,533	8,067
*	Rivian Automotive Inc. Class A	489,068	8,026
*	XPO Inc.	69,329	7,965
	TechnipFMC plc	269,223	7,942
	Rollins Inc.	165,713	7,939
	Jack Henry & Associates Inc.	45,857	7,864
	Bio-Techne Corp.	96,169	7,846
*	Sarepta Therapeutics Inc.	55,162	7,846
	Gaming and Leisure Properties Inc.	155,144	7,788
	Interpublic Group of Cos. Inc.	240,343	7,732
	Universal Health Services Inc. Class B	36,082	7,713
	Equity LifeStyle Properties Inc.	112,152	7,703
	Tradeweb Markets Inc. Class A	68,895	7,694
*	Guidewire Software Inc.	51,262	7,693
*	Charles River Laboratories International Inc.	31,448	7,676
	Allegion plc	55,825	7,637
	Newmont Corp. GDR	158,151	7,634
	J M Smucker Co.	64,479	7,605
	Juniper Networks Inc.	201,485	7,594
	Host Hotels & Resorts Inc.	433,463	7,590
	East West Bancorp Inc.	86,252	7,581
*	F5 Inc.	37,229	7,581
	AES Corp.	425,646	7,572
	Eastman Chemical Co.	73,176	7,561
*	Incyte Corp.	116,121	7,556
*	Clean Harbors Inc.	31,442	7,506
*	US Foods Holding Corp.	137,888	7,500
	Ally Financial Inc.	166,132	7,478
	American Homes 4 Rent Class A	206,523	7,453
	AECOM	82,185	7,447
	ITT Inc.	52,584	7,439
	Interactive Brokers Group Inc. Class A	62,336	7,435
	Curtiss-Wright Corp.	25,191	7,424
	Dick's Sporting Goods Inc.	34,317	7,424
*	Nutanix Inc. Class A	146,324	7,391
	WP Carey Inc.	127,384	7,364
	Camden Property Trust	66,284	7,341
	Advanced Drainage Systems Inc.	41,429	7,335
	Ovintiv Inc. (XNYS)	157,609	7,319
	nVent Electric plc	100,261	7,282
*	Qorvo Inc.	60,506	7,249
	Regency Centers Corp.	107,222	7,220
	RenaissanceRe Holdings Ltd.	31,118	7,217
	Credicorp Ltd.	42,234	7,207
	Comfort Systems USA Inc.	21,670	7,204
	Texas Roadhouse Inc.	41,187	7,192
*	Jones Lang LaSalle Inc.	28,653	7,189
	Service Corp. International	88,909	7,105
*	BJ's Wholesale Club Holdings Inc.	80,590	7,089
	News Corp. Class A	256,574	7,076
*	EPAM Systems Inc.	32,827	7,062
	Huntington Ingalls Industries Inc.	25,224	7,062
	Tetra Tech Inc.	32,945	7,025
	BXP Inc.	98,462	7,021
*	Natera Inc.	68,358	6,999
	APA Corp.	222,741	6,947
	Lincoln Electric Holdings Inc.	33,792	6,941
*	Toast Inc. Class A	263,899	6,904
*	Dynatrace Inc.	156,579	6,877
*	Saia Inc.	16,260	6,794
	Wingstop Inc.	18,144	6,784
	Unum Group	117,906	6,783
	Chord Energy Corp.	39,488	6,779

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	DocuSign Inc.	121,735	6,754
*	Insmed Inc.	91,602	6,664
	Albemarle Corp.	70,415	6,596
	Rexford Industrial Realty Inc.	131,052	6,567
	A O Smith Corp.	77,127	6,559
	Carlyle Group Inc.	131,728	6,552
	Regal Rexnord Corp.	40,752	6,548
*	Catalent Inc.	110,253	6,542
*	MGM Resorts International	152,125	6,537
*	CyberArk Software Ltd.	25,476	6,532
	Royalty Pharma plc Class A	231,511	6,522
	LKQ Corp.	156,868	6,510
	FTAI Aviation Ltd.	58,386	6,507
	Fortune Brands Innovations Inc.	80,490	6,504
	Pinnacle West Capital Corp.	75,166	6,433
	Teleflex Inc.	29,107	6,430
*	Performance Food Group Co.	92,908	6,411
	Amdocs Ltd.	72,641	6,354
*	Floor & Decor Holdings Inc. Class A	64,361	6,307
	CubeSmart	132,543	6,306
	Churchill Downs Inc.	43,858	6,296
	Lamar Advertising Co. Class A	52,338	6,273
*	On Holding AG Class A	150,836	6,248
	Kinsale Capital Group Inc.	13,597	6,215
	Universal Display Corp.	27,881	6,207
*	Sprouts Farmers Market Inc.	62,112	6,204
	Toro Co.	64,228	6,149
	Crown Holdings Inc.	69,120	6,131
	Jefferies Financial Group Inc.	104,748	6,125
	Annaly Capital Management Inc.	304,174	6,056
*	Twilio Inc. Class A	102,327	6,051
	CH Robinson Worldwide Inc.	67,930	6,049
	Essential Utilities Inc.	146,686	5,963
	Eagle Materials Inc.	21,886	5,960
[1]	Chesapeake Energy Corp.	78,082	5,960
*	CACI International Inc. Class A	12,913	5,959
*	Medpace Holdings Inc.	15,512	5,934
*	Light & Wonder Inc.	55,322	5,931
*	Match Group Inc.	155,288	5,923
*	Henry Schein Inc.	81,464	5,861
	Mosaic Co.	196,320	5,844
	First Horizon Corp.	345,184	5,775
	Woodward Inc.	36,542	5,700
	Murphy USA Inc.	11,287	5,699
	Tapestry Inc.	142,041	5,694
	American Financial Group Inc.	43,445	5,690
*	Trex Co. Inc.	67,937	5,682
	Hormel Foods Corp.	175,676	5,641
	Permian Resources Corp.	367,269	5,634
*	Generac Holdings Inc.	36,137	5,626
	Graphic Packaging Holding Co.	186,247	5,606
	CNH Industrial NV	521,974	5,559
	BWX Technologies Inc.	55,748	5,546
*	Onto Innovation Inc.	28,960	5,540
	Hasbro Inc.	85,797	5,530
	Assurant Inc.	31,574	5,521
*	e.l.f. Beauty Inc.	31,961	5,516
*	Dayforce Inc.	92,821	5,502
*	Repligen Corp.	32,805	5,490
	Federal Realty Investment Trust	49,166	5,489
	AptarGroup Inc.	37,280	5,479
*	Monday.com Ltd.	23,832	5,477
	Molson Coors Beverage Co. Class B	103,581	5,474
	EastGroup Properties Inc.	29,248	5,469
	KBR Inc.	81,875	5,452
	Tempur Sealy International Inc.	104,075	5,448
	HEICO Corp. Class A	28,650	5,447
*	Coherent Corp.	78,148	5,445
	Primerica Inc.	21,461	5,403
*	Elastic NV	49,204	5,396

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Encompass Health Corp.	57,954	5,386
*	Core & Main Inc. Class A	100,444	5,371
	Western Alliance Bancorp	66,706	5,367
	United States Steel Corp.	130,579	5,365
	Campbell Soup Co.	114,434	5,362
	Southern Copper Corp.	50,264	5,359
*	Vaxcyte Inc.	67,443	5,321
	Commerce Bancshares Inc.	82,050	5,309
	Royal Gold Inc.	38,352	5,297
	MKS Instruments Inc.	42,031	5,292
	Evercore Inc. Class A	21,076	5,277
	Aramark	153,752	5,269
	Lamb Weston Holdings Inc.	87,626	5,259
	Paycom Software Inc.	31,479	5,250
*	Skechers USA Inc. Class A	80,338	5,232
*	Caesars Entertainment Inc.	130,265	5,204
	Omega Healthcare Investors Inc.	142,839	5,199
	Cognex Corp.	104,726	5,197
	BorgWarner Inc. (XNYS)	147,022	5,191
	Wynn Resorts Ltd.	62,281	5,158
*	Mohawk Industries Inc.	32,016	5,157
	Knight-Swift Transportation Holdings Inc.	94,730	5,156
	Webster Financial Corp.	103,806	5,151
	Stifel Financial Corp.	58,066	5,149
	TD SYNNEX Corp.	43,186	5,146
	Walgreens Boots Alliance Inc.	432,772	5,137
	Bath & Body Works Inc.	138,823	5,102
	Donaldson Co. Inc.	68,066	5,093
	Globe Life Inc.	54,838	5,086
	Chemed Corp.	8,909	5,080
	TKO Group Holdings Inc.	46,331	5,066
	Old Republic International Corp.	146,183	5,061
*	Wix.com Ltd.	32,278	5,033
	MarketAxess Holdings Inc.	22,506	5,031
*	API Group Corp.	132,722	5,029
*	Intra-Cellular Therapies Inc.	63,829	5,025
	Popular Inc.	48,931	5,022
	New York Times Co. Class A	93,700	5,021
	HF Sinclair Corp.	97,082	4,997
	Fox Corp. Class B	140,925	4,993
*	Grab Holdings Ltd. Class A	1,511,614	4,988
	Americold Realty Trust Inc.	166,705	4,983
	SouthState Corp.	50,278	4,976
	NOV Inc.	238,862	4,973
*	Weatherford International plc	42,198	4,973
*	Celsius Holdings Inc.	105,909	4,960
	Simpson Manufacturing Co. Inc.	25,768	4,950
*	Antero Resources Corp.	170,406	4,945
*	Exact Sciences Corp.	108,207	4,943
*	ATI Inc.	72,826	4,931
*	Solventum Corp.	83,746	4,931
	Morningstar Inc.	15,506	4,925
	Albertsons Cos. Inc. Class A	247,993	4,918
*	Globant SA	25,234	4,913
*	Globus Medical Inc. Class A	68,192	4,907
	First Industrial Realty Trust Inc.	89,373	4,890
*	Liberty Broadband Corp. Class C	72,315	4,873
*	Crocs Inc.	36,203	4,865
*	Zillow Group Inc. Class C	99,638	4,852
*	Fabrinet	21,988	4,850
*	RBC Bearings Inc.	16,575	4,821
*	Axalta Coating Systems Ltd.	134,913	4,810
	H&R Block Inc.	82,664	4,790
*	Fluor Corp.	99,395	4,781
*	WEX Inc.	26,046	4,778
	Applied Industrial Technologies Inc.	21,896	4,777
*	Norwegian Cruise Line Holdings Ltd.	259,092	4,775
	Lithia Motors Inc.	17,250	4,767
*	Etsy Inc.	73,154	4,765
	Gentex Corp.	152,412	4,734

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Ensign Group Inc.	33,598	4,729
	Brown-Forman Corp. Class B	104,218	4,706
*	SPS Commerce Inc.	21,791	4,694
	Allison Transmission Holdings Inc.	52,941	4,690
	Ingredion Inc.	37,193	4,626
	WESCO International Inc.	26,399	4,619
*	WillScot Holdings Corp.	112,654	4,619
*	Ciena Corp.	87,395	4,609
	Berry Global Group Inc.	69,948	4,597
	Autoliv Inc.	45,431	4,595
*	SoFi Technologies Inc.	608,332	4,587
	Oshkosh Corp.	42,205	4,586
	Mueller Industries Inc.	64,466	4,573
	Crane Co.	28,454	4,565
	UFP Industries Inc.	34,579	4,562
*	FTI Consulting Inc.	20,924	4,561
	OGE Energy Corp.	117,273	4,547
	Delta Air Lines Inc.	105,342	4,532
	NNN REIT Inc.	100,920	4,530
*	Ionis Pharmaceuticals Inc.	91,097	4,506
	Acuity Brands Inc.	17,914	4,503
	Lear Corp.	36,730	4,483
	Matador Resources Co.	72,764	4,474
	STAG Industrial Inc.	109,557	4,471
*	Middleby Corp.	32,838	4,452
	Corebridge Financial Inc.	150,358	4,443
	Houlihan Lokey Inc.	29,469	4,428
	MSA Safety Inc.	23,389	4,412
	Vail Resorts Inc.	24,219	4,408
*	Abercrombie & Fitch Co. Class A	29,881	4,407
*	Roku Inc.	75,655	4,404
	FMC Corp.	75,322	4,396
	Zions Bancorp NA	85,084	4,396
	Range Resources Corp.	140,594	4,391
	Bentley Systems Inc. Class B	90,001	4,387
*	Procore Technologies Inc.	61,692	4,382
*	Exelixis Inc.	185,054	4,340
*	Lattice Semiconductor Corp.	81,647	4,327
	Old National Bancorp	216,115	4,327
	Meritage Homes Corp.	21,265	4,314
	Wintrust Financial Corp.	39,827	4,309
	Bruker Corp.	62,839	4,305
*	Frontier Communications Parent Inc.	146,933	4,305
	Pinnacle Financial Partners Inc.	44,638	4,300
	Cullen/Frost Bankers Inc.	36,641	4,289
*	Lantheus Holdings Inc.	40,875	4,285
*	Southwestern Energy Co.	664,231	4,284
	Voya Financial Inc.	58,901	4,284
*	Cleveland-Cliffs Inc.	278,991	4,283
*	Cirrus Logic Inc.	32,749	4,273
	Comerica Inc.	77,477	4,247
*	Liberty Global Ltd. Class C	210,069	4,224
	Landstar System Inc.	22,199	4,223
	Synovus Financial Corp.	89,566	4,187
	DTE Midstream LLC	55,244	4,163
*	Kirby Corp.	33,857	4,160
*	Blueprint Medicines Corp.	38,350	4,153
*	Mattel Inc.	215,217	4,152
	Brixmor Property Group Inc.	162,990	4,151
	MGIC Investment Corp.	166,476	4,135
*	Arrow Electronics Inc.	33,417	4,133
*	Chart Industries Inc.	25,644	4,131
*	MasTec Inc.	37,521	4,128
	Essent Group Ltd.	65,569	4,120
	XP Inc. Class A	239,791	4,103
*	Bright Horizons Family Solutions Inc.	34,062	4,096
*	Taylor Morrison Home Corp.	61,060	4,096
	Carpenter Technology Corp.	27,971	4,080
*	DaVita Inc.	29,850	4,078
	AGNC Investment Corp.	406,995	4,074

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	BellRing Brands Inc.	79,421	4,073
*	Halozyme Therapeutics Inc.	73,645	4,070
	Jackson Financial Inc. Class A	46,118	4,061
*	REVOLUTION Medicines Inc.	88,805	4,053
	Civitas Resources Inc.	58,093	4,053
	Coca-Cola Consolidated Inc.	3,529	4,044
	Littelfuse Inc.	15,133	4,042
	Commercial Metals Co.	66,806	4,015
*	Bio-Rad Laboratories Inc. Class A	11,861	4,013
	Ralph Lauren Corp.	22,833	4,009
	Paramount Global Class B	350,858	4,007
*	Jazz Pharmaceuticals plc	36,123	3,983
	Healthcare Realty Trust Inc.	224,946	3,979
	Prosperity Bancshares Inc.	54,713	3,968
*	CommVault Systems Inc.	25,659	3,922
	Franklin Resources Inc.	170,642	3,903
	Invesco Ltd.	224,975	3,883
	FNB Corp.	252,663	3,876
*	GXO Logistics Inc.	69,151	3,871
*	Paylocity Holding Corp.	25,758	3,866
*	HealthEquity Inc.	49,147	3,857
*	SiteOne Landscape Supply Inc.	26,280	3,855
*	Cytokinetics Inc.	65,181	3,846
*	Affirm Holdings Inc.	135,434	3,831
	Genpact Ltd.	110,402	3,828
	Robert Half Inc.	59,332	3,809
*	SPX Technologies Inc.	25,813	3,808
*	Planet Fitness Inc. Class A	51,629	3,805
	Home BancShares Inc.	134,031	3,797
	Murphy Oil Corp.	91,662	3,793
*	Beacon Roofing Supply Inc.	36,887	3,792
*	Elanco Animal Health Inc. (XNYS)	290,661	3,790
	Science Applications International Corp.	30,456	3,789
*	Penumbra Inc.	22,617	3,779
	Terreno Realty Corp.	55,196	3,776
	Installed Building Products Inc.	13,955	3,773
	SEI Investments Co.	55,554	3,769
*	Darling Ingredients Inc.	94,803	3,767
	ChampionX Corp.	109,856	3,764
	Dentsply Sirona Inc.	137,825	3,741
	Agree Realty Corp.	54,168	3,736
*	AZEK Co. Inc.	83,064	3,729
	Flowserve Corp.	73,656	3,723
	Fox Corp. Class A	97,879	3,723
	Hyatt Hotels Corp. Class A	25,248	3,720
*	Duolingo Inc.	21,542	3,704
*	Confluent Inc. Class A	147,840	3,699
	Louisiana-Pacific Corp.	37,540	3,685
	Ryan Specialty Holdings Inc.	59,809	3,684
*	Novanta Inc.	20,297	3,677
	Element Solutions Inc.	135,621	3,655
*	GameStop Corp. Class A	161,133	3,653
*	Insight Enterprises Inc.	16,266	3,652
	Wyndham Hotels & Resorts Inc.	48,111	3,643
*	Kyndryl Holdings Inc.	135,367	3,637
	Brunswick Corp.	44,591	3,632
	Affiliated Managers Group Inc.	19,541	3,627
*	Smartsheet Inc. Class A	75,352	3,614
	Sensata Technologies Holding plc	92,473	3,606
*	Valvoline Inc.	77,507	3,604
	Starwood Property Trust Inc.	180,051	3,592
*	Modine Manufacturing Co.	30,445	3,582
*	Gitlab Inc. Class A	69,707	3,571
	RLI Corp.	23,657	3,563
	AAON Inc.	40,152	3,555
	Portland General Electric Co.	74,873	3,547
	Vontier Corp.	90,387	3,546
	Valmont Industries Inc.	11,847	3,535
*	Dropbox Inc. Class A	147,759	3,534
*	Ollie's Bargain Outlet Holdings Inc.	36,179	3,533

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	VF Corp.	207,613	3,521
*	Varonis Systems Inc.	63,858	3,520
	Badger Meter Inc.	17,050	3,515
	Nexstar Media Group Inc.	18,962	3,504
	Ryder System Inc.	24,954	3,498
	AGCO Corp.	36,971	3,491
*	Acadia Healthcare Co. Inc.	53,781	3,488
	PVH Corp.	34,191	3,487
	Alcoa Corp.	105,494	3,486
	First American Financial Corp.	57,478	3,482
	Federal Signal Corp.	34,685	3,467
	Axis Capital Holdings Ltd.	45,548	3,450
	Ryman Hospitality Properties Inc.	34,313	3,449
	KB Home	39,933	3,437
	Cadence Bank	104,421	3,432
	Moog Inc. Class A	17,423	3,417
	Radian Group Inc.	92,041	3,415
	Cabot Corp.	33,962	3,406
*	Casella Waste Systems Inc. Class A	32,723	3,389
	OneMain Holdings Inc.	64,822	3,388
	Esab Corp.	33,274	3,381
*	NEXTracker Inc. Class A	68,563	3,369
	Organon & Co.	153,468	3,355
	Sealed Air Corp.	88,005	3,349
*	Glaukos Corp.	28,570	3,348
*	Rambus Inc.	65,012	3,344
*	MACOM Technology Solutions Holdings Inc.	33,064	3,337
	Lincoln National Corp.	100,084	3,333
*	Freshpet Inc.	27,229	3,314
	Balchem Corp.	18,609	3,302
	Watts Water Technologies Inc. Class A	15,874	3,294
*	ExlService Holdings Inc.	93,218	3,287
	First Financial Bankshares Inc.	85,310	3,281
	Boise Cascade Co.	23,030	3,272
*	Mr Cooper Group Inc.	36,375	3,269
	Lazard Inc.	66,201	3,255
	Whirlpool Corp.	31,760	3,239
	Maximus Inc.	34,805	3,233
	SM Energy Co.	69,982	3,233
*	Asbury Automotive Group Inc.	12,005	3,232
	Timken Co.	37,075	3,224
*	Marathon Digital Holdings Inc.	163,473	3,216
	Sonoco Products Co.	59,345	3,200
*	Post Holdings Inc.	29,231	3,197
*	Stericycle Inc.	54,495	3,191
	Olin Corp.	69,874	3,187
*	Qualys Inc.	21,335	3,182
	Franklin Electric Co. Inc.	29,810	3,178
	Armstrong World Industries Inc.	24,138	3,172
	Columbia Banking System Inc.	120,731	3,158
	Magnolia Oil & Gas Corp. Class A	115,746	3,153
	Hexcel Corp.	47,540	3,148
	Hamilton Lane Inc. Class A	21,783	3,145
	Noble Corp. plc	66,603	3,145
	Rithm Capital Corp.	270,569	3,141
	Selective Insurance Group Inc.	34,743	3,138
*	Tenable Holdings Inc.	68,225	3,133
	Black Hills Corp.	52,956	3,127
	Exponent Inc.	29,444	3,123
	Thor Industries Inc.	29,204	3,100
	HB Fuller Co.	35,817	3,087
*	Dycom Industries Inc.	16,640	3,054
	UGI Corp.	122,816	3,043
*	SentinelOne Inc. Class A	132,903	3,043
	Kite Realty Group Trust	123,342	3,042
	Polaris Inc.	36,443	3,035
	Vornado Realty Trust	101,140	3,033
*	Krystal Biotech Inc.	14,526	3,028
*	Aspen Technology Inc.	16,105	3,027
	MDU Resources Group Inc.	112,089	3,020

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Option Care Health Inc.	101,693	3,019
	United Bankshares Inc.	76,877	2,993
*	Bill Holdings Inc.	59,899	2,993
	National Fuel Gas Co.	50,934	2,984
*	AeroVironment Inc.	16,670	2,976
	Air Lease Corp.	59,983	2,976
	SharkNinja Inc.	38,685	2,973
	SLM Corp.	130,921	2,971
	Glacier Bancorp Inc.	66,435	2,970
	Essential Properties Realty Trust Inc.	100,267	2,967
*	Summit Materials Inc. Class A	71,003	2,967
*	AutoNation Inc.	15,532	2,962
*	Wayfair Inc. Class A	54,373	2,960
*,1	GLOBALFOUNDRIES Inc.	57,911	2,954
*	Altair Engineering Inc. Class A	33,224	2,936
	Bank OZK	62,532	2,932
*	Madrigal Pharmaceuticals Inc.	10,270	2,923
*	Verra Mobility Corp.	96,480	2,907
	Southwest Gas Holdings Inc.	39,079	2,898
	Piper Sandler Cos.	10,582	2,892
*	Unity Software Inc.	176,686	2,891
	GATX Corp.	20,719	2,890
	Group 1 Automotive Inc.	7,830	2,864
*	Appfolio Inc. Class A	12,922	2,862
	Atkore Inc.	21,192	2,861
	Brink's Co.	25,858	2,844
	CSW Industrials Inc.	8,766	2,844
	Westlake Corp.	19,080	2,821
*	Valaris Ltd.	35,858	2,818
*	Tidewater Inc.	28,350	2,806
*	UiPath Inc. Class A	230,568	2,806
	U-Haul Holding Co.	44,006	2,805
	Ashland Inc.	28,923	2,795
	Macy's Inc.	161,421	2,789
	Moelis & Co. Class A	40,952	2,785
*	CRISPR Therapeutics AG	48,431	2,775
	Gap Inc.	118,089	2,773
*	Euronet Worldwide Inc.	27,156	2,770
*	Merit Medical Systems Inc.	32,482	2,770
	Janus Henderson Group plc	74,113	2,759
	Hanover Insurance Group Inc.	20,026	2,753
	Harley-Davidson Inc.	73,291	2,748
*	Masimo Corp.	25,564	2,735
*	Itron Inc.	26,419	2,733
	Dolby Laboratories Inc. Class A	34,630	2,727
*	CCC Intelligent Solutions Holdings Inc.	265,339	2,722
*	Alkermes plc	99,044	2,706
	Avnet Inc.	50,195	2,698
	Hancock Whitney Corp.	49,206	2,693
*	ACI Worldwide Inc.	62,064	2,683
*	TransMedics Group Inc.	18,857	2,683
*	MakeMyTrip Ltd.	28,639	2,680
	Zurn Elkay Water Solutions Corp.	82,505	2,678
	Advanced Energy Industries Inc.	22,910	2,666
*	Haemonetics Corp.	29,516	2,658
	IDACORP Inc.	27,171	2,656
	Antero Midstream Corp.	183,499	2,635
	Assured Guaranty Ltd.	31,836	2,622
	Arcosa Inc.	28,050	2,606
*	RH	8,948	2,596
	White Mountains Insurance Group Ltd.	1,453	2,595
*	Grand Canyon Education Inc.	16,580	2,586
	Huntsman Corp.	107,806	2,580
	Kilroy Realty Corp.	69,730	2,578
	Associated Banc-Corp.	112,140	2,577
*	Skyline Champion Corp.	31,597	2,575
*	Lyft Inc. Class A	213,644	2,574
*	Knife River Corp.	32,263	2,566
*	M/I Homes Inc.	15,343	2,560
	New Jersey Resources Corp.	54,725	2,558

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Patterson-UTI Energy Inc.	232,647	2,557
*	ASGN Inc.	26,941	2,551
	EnerSys	23,155	2,545
	Rayonier Inc.	83,809	2,542
	UMB Financial Corp.	24,902	2,541
	Northern Oil & Gas Inc.	58,432	2,524
*	IAC Inc.	47,633	2,515
	First BanCorp (XNYS)	117,091	2,512
	PBF Energy Inc. Class A	61,563	2,509
	Select Medical Holdings Corp.	63,110	2,509
	Herc Holdings Inc.	16,094	2,508
	FirstCash Holdings Inc.	22,457	2,506
*	Transocean Ltd. (XNYS)	431,100	2,496
*	Inspire Medical Systems Inc.	17,635	2,487
*	Spirit AeroSystems Holdings Inc. Class A	68,382	2,479
	Power Integrations Inc.	33,900	2,476
	Western Union Co.	208,045	2,474
	SL Green Realty Corp.	37,129	2,474
	Independence Realty Trust Inc.	132,145	2,465
*	Shift4 Payments Inc. Class A	35,639	2,452
*	FormFactor Inc.	45,553	2,440
*	Apellis Pharmaceuticals Inc.	61,576	2,438
	Boyd Gaming Corp.	40,038	2,437
*	Guardant Health Inc.	69,294	2,434
*	Axcelis Technologies Inc.	19,203	2,426
	Terex Corp.	38,021	2,405
	Flowers Foods Inc.	106,634	2,401
	TPG Inc.	47,044	2,399
	ServisFirst Bancshares Inc.	29,845	2,395
*	Tri Pointe Homes Inc.	52,473	2,374
*	Parsons Corp.	25,899	2,366
	American Eagle Outfitters Inc.	107,189	2,364
	Southwest Airlines Co.	87,760	2,364
*	Sanmina Corp.	31,306	2,358
*	Boot Barn Holdings Inc.	17,572	2,346
	Kadant Inc.	6,671	2,345
	Cactus Inc. Class A	37,124	2,343
	Academy Sports & Outdoors Inc.	43,334	2,343
*	Lumentum Holdings Inc.	45,216	2,341
*	Enstar Group Ltd.	7,184	2,330
	Silgan Holdings Inc.	45,191	2,324
	Liberty Energy Inc.	95,925	2,317
	Otter Tail Corp.	23,838	2,310
	Phillips Edison & Co. Inc.	65,816	2,310
*	Five Below Inc.	31,738	2,309
*	Box Inc. Class A	81,764	2,299
*	CNX Resources Corp.	86,706	2,295
	MSC Industrial Direct Co. Inc. Class A	25,798	2,295
*	Sunrun Inc.	130,810	2,293
*	Roivant Sciences Ltd.	211,309	2,293
*	Ultragenyx Pharmaceutical Inc.	50,912	2,292
*	Q2 Holdings Inc.	33,879	2,286
*	Integer Holdings Corp.	19,204	2,281
	Ameris Bancorp	37,337	2,273
*	Axos Financial Inc.	31,111	2,271
*	Coty Inc. Class A	227,398	2,263
*	Capri Holdings Ltd.	67,434	2,262
	Cousins Properties Inc.	81,424	2,240
*	Gates Industrial Corp. plc	119,997	2,231
	Kemper Corp.	34,814	2,230
*	DXC Technology Co.	109,475	2,227
	ONE Gas Inc.	31,964	2,226
	Kontoor Brands Inc.	31,654	2,221
	Advance Auto Parts Inc.	35,047	2,220
*,1	Global-e Online Ltd.	64,547	2,215
	Avient Corp.	48,917	2,213
	Valley National Bancorp	262,811	2,208
*	Impinj Inc.	13,837	2,204
*	Neogen Corp.	129,117	2,199
*	Workiva Inc.	29,807	2,199

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	ManpowerGroup Inc.	28,690	2,197
	Sabra Health Care REIT Inc.	135,273	2,195
	Amkor Technology Inc.	67,190	2,194
*	United Airlines Holdings Inc.	48,196	2,189
	Iridium Communications Inc.	76,092	2,184
*	RXO Inc.	68,872	2,184
	Perrigo Co. plc	77,020	2,177
*	Silicon Laboratories Inc.	18,112	2,176
[1]	Choice Hotels International Inc.	17,064	2,175
	Lancaster Colony Corp.	11,268	2,175
*	StoneCo. Ltd. Class A	164,800	2,162
	Helmerich & Payne Inc.	53,474	2,161
	HA Sustainable Infrastructure Capital Inc.	65,912	2,160
	Belden Inc.	23,180	2,149
*	Madison Square Garden Sports Corp.	10,715	2,147
	Golar LNG Ltd.	61,169	2,135
	Atlantic Union Bankshares Corp.	51,672	2,134
*	GMS Inc.	22,154	2,132
	Insperity Inc.	20,758	2,132
*	Bridgebio Pharma Inc.	82,114	2,131
	CNO Financial Group Inc.	61,140	2,131
	PNM Resources Inc.	51,137	2,126
	NewMarket Corp.	3,789	2,125
	Signet Jewelers Ltd.	25,253	2,125
	Newell Brands Inc.	246,346	2,116
*	Prestige Consumer Healthcare Inc.	29,853	2,114
	Ormat Technologies Inc. (XNYS)	27,206	2,112
*	ZoomInfo Technologies Inc.	185,752	2,110
*	Alight Inc. Class A	278,402	2,108
*	Azenta Inc.	33,777	2,104
*	Credit Acceptance Corp.	3,657	2,102
	Korn Ferry	28,520	2,102
*	JFrog Ltd.	54,524	2,102
	Enpro Inc.	12,272	2,098
	CareTrust REIT Inc.	77,707	2,095
	United Community Banks Inc.	67,482	2,089
	Scorpio Tankers Inc.	27,218	2,087
	Four Corners Property Trust Inc.	76,862	2,086
	Warrior Met Coal Inc.	30,017	2,074
	California Resources Corp.	40,096	2,063
*	Alarm.com Holdings Inc.	29,147	2,056
	Mueller Water Products Inc. Class A	99,253	2,053
	Chemours Co.	84,831	2,050
	Innovative Industrial Properties Inc.	16,564	2,034
*	Arcadium Lithium plc	638,781	2,031
	ALLETE Inc.	31,389	2,025
	International Bancshares Corp.	29,998	2,023
*	Arrowhead Pharmaceuticals Inc.	70,797	2,022
*	YETI Holdings Inc.	48,879	2,021
*	Diodes Inc.	25,782	2,016
*	Cavco Industries Inc.	4,859	2,015
	Highwoods Properties Inc.	64,711	2,004
	ABM Industries Inc.	36,017	2,001
	Walker & Dunlop Inc.	18,696	1,999
*	Hilton Grand Vacations Inc.	46,223	1,997
	BGC Group Inc. Class A	216,404	1,993
*	Axonics Inc.	29,068	1,991
*	Shake Shack Inc. Class A	22,710	1,990
*	Blackbaud Inc.	25,030	1,987
*	Doximity Inc. Class A	70,955	1,987
	Fulton Financial Corp.	102,505	1,986
	Concentrix Corp.	28,065	1,979
*	Aurora Innovation Inc.	493,920	1,976
	WD-40 Co.	7,527	1,969
*	Plexus Corp.	15,284	1,959
	PotlatchDeltic Corp.	44,064	1,955
	Hecla Mining Co.	338,000	1,954
*	HashiCorp Inc. Class A	57,903	1,954
	National Storage Affiliates Trust	45,836	1,951
	WSFS Financial Corp.	34,375	1,942

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Twist Bioscience Corp.	34,660	1,934
*	Liberty Media Corp. - Liberty SiriusXM Class C	85,896	1,934
*	Five9 Inc.	43,335	1,931
	Spire Inc.	29,001	1,931
	Macerich Co.	120,463	1,929
	Dun & Bradstreet Holdings Inc.	177,202	1,928
*	Goodyear Tire & Rubber Co.	164,645	1,926
*	Synaptics Inc.	22,034	1,924
	TriNet Group Inc.	18,447	1,923
	Northwestern Energy Group Inc.	35,752	1,922
*	Xenon Pharmaceuticals Inc.	44,411	1,915
	Eastern Bankshares Inc.	113,842	1,894
	Scotts Miracle-Gro Co.	24,009	1,887
	Penske Automotive Group Inc.	10,828	1,885
*	Teradata Corp.	58,137	1,885
*	CBIZ Inc.	27,127	1,883
	Alpha Metallurgical Resources Inc.	6,362	1,879
*	Axsome Therapeutics Inc.	21,496	1,877
*	Kratos Defense & Security Solutions Inc.	83,005	1,871
[1]	Blackstone Mortgage Trust Inc. Class A	104,472	1,865
	InterDigital Inc.	15,194	1,865
*,1	Lucid Group Inc.	527,501	1,857
	Travel & Leisure Co.	40,269	1,856
	Community Financial System Inc.	30,068	1,855
*	Brighthouse Financial Inc.	37,186	1,854
	Sensient Technologies Corp.	23,722	1,852
*	Resideo Technologies Inc.	81,177	1,844
*	Adtalem Global Education Inc.	23,481	1,841
	MGE Energy Inc.	20,925	1,838
	ESCO Technologies Inc.	14,908	1,833
	Pegasystems Inc.	26,295	1,833
	Cogent Communications Holdings Inc.	25,828	1,823
	Steven Madden Ltd.	40,211	1,823
*	Amedisys Inc.	18,553	1,819
	Archrock Inc.	87,228	1,808
	Avista Corp.	46,098	1,806
*	Penn Entertainment Inc.	90,293	1,803
*	Corcept Therapeutics Inc.	46,527	1,799
*	Simply Good Foods Co.	53,049	1,799
*	Envista Holdings Corp.	105,305	1,798
	Park Hotels & Resorts Inc.	119,199	1,795
*	Amicus Therapeutics Inc.	172,932	1,783
	Tanger Inc.	61,634	1,781
*	Genworth Financial Inc. Class A	262,372	1,776
	Granite Construction Inc.	25,944	1,776
*	Cushman & Wakefield plc	135,407	1,775
	Columbia Sportswear Co.	21,698	1,773
*	Envestnet Inc.	28,602	1,773
	National Health Investors Inc.	23,679	1,773
	Apple Hospitality REIT Inc.	119,840	1,772
*	Denali Therapeutics Inc.	72,540	1,768
	California Water Service Group	32,955	1,762
	Marriott Vacations Worldwide Corp.	20,838	1,762
*	Biohaven Ltd.	44,737	1,760
	Rush Enterprises Inc. Class A	34,449	1,757
*	DoubleVerify Holdings Inc.	83,190	1,757
[1]	Medical Properties Trust Inc.	365,138	1,756
*	Cerevel Therapeutics Holdings Inc.	39,051	1,756
	Broadstone Net Lease Inc.	100,742	1,754
	John Bean Technologies Corp.	17,810	1,752
	TEGNA Inc.	109,728	1,748
*	Lumen Technologies Inc.	554,880	1,748
*	frontdoor Inc.	44,231	1,745
*	Visteon Corp.	15,104	1,745
	Hillenbrand Inc.	39,423	1,744
	EPR Properties	38,561	1,735
	Cal-Maine Foods Inc.	24,002	1,718
	Century Communities Inc.	16,405	1,718
*	CONSOL Energy Inc.	17,217	1,718
	Wendy's Co.	101,452	1,718

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Texas Capital Bancshares Inc.	25,980	1,717
	Cathay General Bancorp	38,607	1,711
	Crane NXT Co.	27,202	1,710
	ArcBest Corp.	13,534	1,706
*	Urban Outfitters Inc.	36,983	1,703
*	NMI Holdings Inc. Class A	43,198	1,700
	COPT Defense Properties	58,596	1,698
	First Financial Bancorp	62,079	1,698
*	RingCentral Inc. Class A	48,362	1,695
	Innospec Inc.	12,881	1,689
	Peabody Energy Corp.	76,048	1,689
	Primoris Services Corp.	29,748	1,680
	First Hawaiian Inc.	66,634	1,669
	Albany International Corp. Class A	17,813	1,667
	UniFirst Corp.	8,568	1,667
*	Brinker International Inc.	24,898	1,663
	Griffon Corp.	23,052	1,661
	Hub Group Inc. Class A	35,462	1,659
*	TG Therapeutics Inc.	83,843	1,657
*	Oceaneering International Inc.	55,072	1,653
	Vishay Intertechnology Inc.	67,518	1,641
*	ICU Medical Inc.	12,913	1,640
*	Liberty Media Corp. - Liberty SiriusXM Class A	72,489	1,640
*	CorVel Corp.	5,331	1,636
*	Clarivate plc	242,192	1,632
	American States Water Co.	19,747	1,630
	First Commonwealth Financial Corp.	90,047	1,628
*	Riot Platforms Inc.	159,290	1,623
*	LivaNova plc	32,773	1,619
	BOK Financial Corp.	15,734	1,618
	Red Rock Resorts Inc. Class A	28,384	1,618
	New York Community Bancorp Inc.	153,429	1,614
*	Bloom Energy Corp. Class A	118,733	1,608
	Trinity Industries Inc.	48,636	1,608
	BankUnited Inc.	41,724	1,607
*	nCino Inc.	48,937	1,603
	LXP Industrial Trust	154,925	1,596
	Bread Financial Holdings Inc.	29,097	1,588
	Artisan Partners Asset Management Inc. Class A	35,727	1,578
*	iRhythm Technologies Inc.	18,296	1,578
*	Agios Pharmaceuticals Inc.	33,945	1,575
*	Squarespace Inc. Class A	35,638	1,575
	Nomad Foods Ltd.	81,833	1,564
	Spectrum Brands Holdings Inc.	18,469	1,563
	LCI Industries	13,367	1,560
*	Perficient Inc.	20,682	1,560
	International Game Technology plc	66,417	1,559
*	Enovis Corp.	32,732	1,559
*	Evolent Health Inc. Class A	66,631	1,554
	Patrick Industries Inc.	12,123	1,552
	SITE Centers Corp.	100,467	1,552
*	Sitime Corp.	10,923	1,551
*	Blackline Inc.	32,489	1,544
	Arch Resources Inc.	10,527	1,543
*	Seadrill Ltd.	27,976	1,541
*	Kosmos Energy Ltd.	277,808	1,536
	PennyMac Financial Services Inc.	15,565	1,527
	Independent Bank Corp. (XNGS)	23,744	1,523
	Star Bulk Carriers Corp.	67,375	1,519
*	Dorman Products Inc.	14,960	1,516
*	LGI Homes Inc.	13,177	1,516
*	PTC Therapeutics Inc.	44,787	1,516
*	Coeur Mining Inc.	233,430	1,515
*	Intellia Therapeutics Inc.	57,644	1,511
*	Cinemark Holdings Inc.	64,058	1,510
*	Freshworks Inc. Class A	120,655	1,508
	News Corp. Class B	52,508	1,496
	Urban Edge Properties	73,703	1,496
*	Nuvalent Inc. Class A	18,692	1,494
*	Boston Beer Co. Inc. Class A	5,322	1,491

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Kulicke & Soffa Industries Inc.	31,492	1,485
*	Myriad Genetics Inc.	52,975	1,482
	Sylvamo Corp.	20,049	1,478
*	Fortrea Holdings Inc.	53,547	1,477
	Bank of Hawaii Corp.	21,459	1,472
	Pacific Premier Bancorp Inc.	54,292	1,469
*	Inari Medical Inc.	31,554	1,469
*	AMN Healthcare Services Inc.	21,671	1,465
	Progress Software Corp.	25,060	1,464
	J & J Snack Foods Corp.	8,670	1,463
	First Interstate BancSystem Inc. Class A	46,225	1,459
	WaFd Inc.	40,974	1,458
*	Atlanta Braves Holdings Inc. Class C	33,554	1,457
	Simmons First National Corp. Class A	67,434	1,452
*	Marqeta Inc. Class A	269,186	1,451
	McGrath RentCorp.	13,206	1,450
	HNI Corp.	26,375	1,449
	Inter Parfums Inc.	10,281	1,446
*	Novocure Ltd.	63,438	1,444
*	Howard Hughes Holdings Inc.	19,469	1,444
*	SpringWorks Therapeutics Inc.	40,189	1,443
*	Rapid7 Inc.	36,602	1,440
	Foot Locker Inc.	49,177	1,429
	Nordstrom Inc.	62,456	1,426
*	Progyny Inc.	50,484	1,424
*	Tandem Diabetes Care Inc.	38,345	1,418
*	Beam Therapeutics Inc.	44,660	1,413
	Graham Holdings Co. Class B	1,808	1,401
*	Green Brick Partners Inc.	19,127	1,399
*	Surgery Partners Inc.	46,048	1,398
*	Wolfspeed Inc.	74,037	1,396
	Douglas Emmett Inc.	86,613	1,394
	Materion Corp.	11,578	1,394
*	QuantumScape Corp.	215,589	1,393
	Cable One Inc.	3,363	1,390
	Premier Inc. Class A	66,142	1,388
	Chesapeake Utilities Corp.	11,732	1,385
	Quaker Chemical Corp.	7,623	1,384
*	Rogers Corp.	11,329	1,384
*	PagSeguro Digital Ltd. Class A	108,222	1,383
	Werner Enterprises Inc.	35,263	1,382
	Cohen & Steers Inc.	16,089	1,381
	Seacoast Banking Corp. of Florida	49,520	1,379
*	OSI Systems Inc.	9,315	1,378
*	Alcoa Corp. GDR	42,711	1,378
	CVB Financial Corp.	72,255	1,377
*	Birkenstock Holding plc	23,302	1,377
*	NCR Atleos Corp.	42,793	1,376
	Avangrid Inc.	38,308	1,366
*	NeoGenomics Inc.	76,938	1,364
*	Verint Systems Inc.	37,522	1,356
*	ViaSat Inc.	67,008	1,355
*	Yelp Inc.	37,124	1,352
	Provident Financial Services Inc.	72,853	1,351
	AZZ Inc.	16,743	1,339
*	Adient plc	51,904	1,337
*,1	C3.ai Inc. Class A	49,904	1,335
*	Cargurus Inc.	53,606	1,331
*	Masterbrand Inc.	73,725	1,331
*	Fox Factory Holding Corp.	24,917	1,330
	Kohl's Corp.	61,401	1,330
*	Flywire Corp.	72,620	1,330
	Sunstone Hotel Investors Inc.	128,281	1,329
[1]	Arbor Realty Trust Inc.	98,221	1,326
	Park National Corp.	7,480	1,324
*	Iovance Biotherapeutics Inc.	151,035	1,319
	Minerals Technologies Inc.	16,804	1,317
	Enerpac Tool Group Corp.	32,660	1,313
*	Upstart Holdings Inc.	46,972	1,312
*	Vista Outdoor Inc.	32,265	1,311

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	10X Genomics Inc. Class A	63,436	1,311
*	Equity Commonwealth	64,177	1,307
	ADT Inc.	167,973	1,307
*	Calix Inc.	31,745	1,306
	Virtu Financial Inc. Class A	47,708	1,303
*	Constellium SE	73,167	1,303
*	IPG Photonics Corp.	16,159	1,299
*	Topgolf Callaway Brands Corp.	78,687	1,298
	Outfront Media Inc.	80,042	1,298
*	ACADIA Pharmaceuticals Inc.	68,178	1,297
*	Privia Health Group Inc.	62,371	1,294
*	U-Haul Holding Co. (XNYS)	19,357	1,293
	Acadia Realty Trust	59,645	1,291
*	STAAR Surgical Co.	31,286	1,291
*	AAR Corp.	19,983	1,291
*	Braze Inc. Class A	29,132	1,284
*,1	Enovix Corp.	88,841	1,280
	Strategic Education Inc.	12,125	1,278
	Heartland Financial USA Inc.	23,359	1,274
	Lennar Corp. Class B	7,706	1,271
	BancFirst Corp.	11,786	1,266
	Energizer Holdings Inc.	41,068	1,264
	Carter's Inc.	20,846	1,262
	PriceSmart Inc.	13,822	1,262
	Standex International Corp.	6,750	1,261
*	agilon health Inc.	182,853	1,260
	DigitalBridge Group Inc.	89,016	1,258
*	NCR Voyix Corp.	85,250	1,257
	MillerKnoll Inc.	40,252	1,249
	Edgewell Personal Care Co.	31,788	1,245
	Kennametal Inc.	47,559	1,243
	Telephone and Data Systems Inc.	58,531	1,241
*	Palomar Holdings Inc.	13,482	1,240
	Independent Bank Group Inc.	20,738	1,225
*	Ziff Davis Inc.	25,566	1,224
*	Leonardo DRS Inc.	43,388	1,224
	CONMED Corp.	17,690	1,221
	Leggett & Platt Inc.	91,919	1,211
*	DigitalOcean Holdings Inc.	36,456	1,208
	NBT Bancorp Inc.	24,602	1,206
	St. Joe Co.	19,549	1,206
	Towne Bank	36,142	1,201
*	Triumph Financial Inc.	13,229	1,200
*	R1 RCM Inc.	92,974	1,198
	First Merchants Corp.	29,661	1,197
	EVERTEC Inc.	34,686	1,196
*	Gibraltar Industries Inc.	16,042	1,191
	Tennant Co.	11,014	1,186
	Acushnet Holdings Corp.	16,284	1,182
*	Semtech Corp.	37,156	1,179
	Six Flags Entertainment Corp.	24,749	1,179
	Laureate Education Inc.	75,816	1,175
	Patterson Cos. Inc.	46,403	1,172
	PROG Holdings Inc.	25,911	1,168
*	QuidelOrtho Corp.	29,702	1,167
*	Hanesbrands Inc.	195,019	1,158
*	Ambarella Inc.	21,963	1,156
*	Remitly Global Inc.	87,541	1,156
*	Hayward Holdings Inc.	77,538	1,147
*	LiveRamp Holdings Inc.	37,843	1,146
*	O-I Glass Inc.	85,585	1,143
	Tronox Holdings plc	70,425	1,138
*	Huron Consulting Group Inc.	10,335	1,137
*	Kymera Therapeutics Inc.	24,582	1,136
*	Allegro MicroSystems Inc.	47,203	1,135
	Phinia Inc.	25,363	1,134
*	Mercury Systems Inc.	31,849	1,132
	Upbound Group Inc.	30,007	1,132
	Clear Secure Inc. Class A	52,913	1,130
*	Veracyte Inc.	46,864	1,125

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
[1]	ZIM Integrated Shipping Services Ltd.	57,158	1,125
*	Zillow Group Inc. Class A	23,594	1,118
*	Akero Therapeutics Inc.	41,771	1,117
*	TreeHouse Foods Inc.	27,431	1,105
	Cheesecake Factory Inc.	28,386	1,104
	Trustmark Corp.	31,772	1,103
	Banner Corp.	18,562	1,099
	Barnes Group Inc.	27,216	1,098
*	Grocery Outlet Holding Corp.	56,082	1,097
	Hawaiian Electric Industries Inc.	66,264	1,097
*	American Airlines Group Inc.	102,968	1,096
*	Rocket Lab USA Inc.	209,059	1,095
*	United Parks & Resorts Inc.	20,717	1,091
	La-Z-Boy Inc.	24,602	1,086
*	Ligand Pharmaceuticals Inc.	9,941	1,083
	Vector Group Ltd.	84,052	1,074
*	MP Materials Corp.	79,009	1,068
*	TripAdvisor Inc.	60,520	1,067
*	Sprout Social Inc. Class A	27,196	1,063
*	Magnite Inc.	72,914	1,060
*	Under Armour Inc. Class C	155,939	1,059
	John Wiley & Sons Inc. Class A	22,173	1,059
*	Gentherm Inc.	19,104	1,054
	Clearway Energy Inc. Class C	39,420	1,052
	Apollo Commercial Real Estate Finance Inc.	96,351	1,050
*	Arvinas Inc.	38,058	1,047
	Bloomin' Brands Inc.	50,152	1,046
*	PagerDuty Inc.	49,922	1,045
	SJW Group	17,125	1,038
	Bank of NT Butterfield & Son Ltd.	27,051	1,037
*	GEO Group Inc.	71,428	1,036
	Vestis Corp.	79,191	1,027
*	DNOW Inc.	66,829	1,026
*	TTM Technologies Inc.	52,762	1,023
*	Central Garden & Pet Co. Class A	29,630	1,018
*	Certara Inc.	65,219	1,018
*	Recursion Pharmaceuticals Inc. Class A	122,360	1,003
	Avis Budget Group Inc.	9,922	1,002
*	Amphastar Pharmaceuticals Inc.	23,009	1,001
*,1	IonQ Inc.	122,666	1,000
*	Extreme Networks Inc.	69,861	999
*	Sotera Health Co.	72,019	999
	Chimera Investment Corp.	67,884	992
	Winnebago Industries Inc.	15,851	991
*	Rocket Pharmaceuticals Inc.	40,826	988
*	Pilgrim's Pride Corp.	23,919	986
*	Cimpress plc	10,793	985
*	American Woodmark Corp.	9,636	984
	Virtus Investment Partners Inc.	4,348	983
	H&E Equipment Services Inc.	18,752	981
*	OPENLANE Inc.	54,712	978
	Renasant Corp.	28,383	976
	Benchmark Electronics Inc.	20,340	974
*	SolarEdge Technologies Inc.	33,632	971
	Newmark Group Inc. Class A	74,316	965
	Stepan Co.	11,384	963
	Stock Yards Bancorp Inc.	15,398	958
*	Integra LifeSciences Holdings Corp.	38,531	956
*	Knowles Corp.	52,304	956
*	Viavi Solutions Inc.	118,378	952
*	Liberty Media Corp. - Liberty Live Class C	24,183	944
*	BioCryst Pharmaceuticals Inc.	129,392	942
*	Sonos Inc.	69,737	941
	WesBanco Inc.	29,512	941
	World Kinect Corp.	33,704	941
	Retail Opportunity Investments Corp.	62,589	936
	Mercury General Corp.	15,539	930
	City Holding Co.	7,602	927
*	Plug Power Inc.	374,722	926
	DiamondRock Hospitality Co.	112,212	924

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Alaska Air Group Inc.	24,547	921
	Live Oak Bancshares Inc.	20,379	920
*	Immunovant Inc.	31,659	920
	Global Net Lease Inc.	105,586	919
*	Ingevity Corp.	19,988	917
*,1	AMC Entertainment Holdings Inc. Class A	172,787	917
	JBG SMITH Properties	56,021	916
*	Madison Square Garden Entertainment Corp.	23,110	913
	Nelnet Inc. Class A	8,072	910
	Xenia Hotels & Resorts Inc.	64,863	900
	S&T Bancorp Inc.	20,199	896
	Worthington Enterprises Inc.	17,905	894
*	Informatica Inc. Class A	37,185	890
*	ODP Corp.	20,983	887
	Atlantica Sustainable Infrastructure plc	40,150	887
	Northwest Bancshares Inc.	62,829	882
	Elme Communities	53,608	882
*	Array Technologies Inc.	83,508	879
	Pebblebrook Hotel Trust	64,134	878
*	Supernus Pharmaceuticals Inc.	29,367	876
*	Inmode Ltd.	48,165	873
	Greenbrier Cos. Inc.	17,081	871
	WisdomTree Inc.	72,856	870
	Dana Inc.	68,318	868
*	Teladoc Health Inc.	91,784	866
*	Opendoor Technologies Inc.	371,662	862
	Greif Inc. Class A	12,895	860
*	Victoria's Secret & Co.	48,362	858
*	Upwork Inc.	69,965	848
	CSG Systems International Inc.	18,080	847
*	CoreCivic Inc.	60,562	844
	Navient Corp.	51,355	843
*,1	Freedom Holding Corp.	10,014	843
*	NetScout Systems Inc.	40,951	833
*,1	Amer Sports Inc.	71,651	832
	Worthington Steel Inc.	20,788	829
	Papa John's International Inc.	18,718	828
	LTC Properties Inc.	23,148	827
*,1	Trupanion Inc.	22,238	824
	Hilltop Holdings Inc.	24,955	823
	Delek US Holdings Inc.	34,551	822
	Empire State Realty Trust Inc. Class A	76,195	821
	Oxford Industries Inc.	7,794	821
*	Sabre Corp.	239,106	820
	Dillard's Inc. Class A	2,055	819
*	Jamf Holding Corp.	44,724	819
*	SiriusPoint Ltd.	56,988	819
	Helios Technologies Inc.	17,768	816
	Buckle Inc.	18,855	814
	RLJ Lodging Trust	86,206	814
*	PowerSchool Holdings Inc. Class A	36,056	813
	ARMOUR Residential REIT Inc.	40,054	809
*	Appian Corp. Class A	21,838	807
	Schneider National Inc. Class B	29,984	807
*,1	Tilray Brands Inc.	397,172	806
*	Liberty Media Corp. - Liberty Formula One Class A	10,897	806
*	Omnicell Inc.	27,557	805
	Horace Mann Educators Corp.	23,238	803
	Apogee Enterprises Inc.	11,679	802
	PennyMac Mortgage Investment Trust	58,260	802
*	Apartment Investment and Management Co. Class A	90,237	799
*	Phreesia Inc.	31,922	796
*	Dave & Buster's Entertainment Inc.	21,134	795
	Veris Residential Inc.	50,610	795
	CTS Corp.	16,235	794
*	Helen of Troy Ltd.	13,390	791
	Steelcase Inc. Class A	54,228	786
	Lindsay Corp.	6,230	785
*	JELD-WEN Holding Inc.	46,686	779
	Employers Holdings Inc.	16,198	778

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Cannae Holdings Inc.	38,628	777
	Universal Corp.	14,409	770
	Hope Bancorp Inc.	58,146	765
	Reynolds Consumer Products Inc.	27,487	765
	Northwest Natural Holding Co.	19,007	760
	Adeia Inc.	64,618	759
*	Xencor Inc.	36,732	750
	Kennedy-Wilson Holdings Inc.	71,907	749
	eXp World Holdings Inc.	51,497	739
*	AdaptHealth Corp.	64,605	734
*	Sally Beauty Holdings Inc.	63,979	733
	Ladder Capital Corp.	60,561	727
	Jack in the Box Inc.	12,176	724
*	Innoviva Inc.	38,167	719
	Orion SA	28,976	713
	Weis Markets Inc.	9,412	710
	Deluxe Corp.	28,989	707
	SFL Corp. Ltd.	59,677	707
	Core Laboratories Inc.	28,855	707
	New Fortress Energy Inc.	35,778	706
*	Owens & Minor Inc.	42,932	705
*	Sphere Entertainment Co.	15,722	699
*	Matterport Inc.	156,608	695
	Safehold Inc.	29,718	688
	Alexander & Baldwin Inc.	34,669	683
*	Schrodinger Inc.	30,607	682
*	Herbalife Ltd.	55,447	681
	Two Harbors Investment Corp.	50,507	680
*	MaxLinear Inc.	47,923	678
*	Coursera Inc.	72,838	677
	Sandy Spring Bancorp Inc.	22,079	676
	MGP Ingredients Inc.	8,268	674
	Xerox Holdings Corp.	62,127	669
	National Beverage Corp.	13,663	667
*	Peloton Interactive Inc. Class A	187,206	666
*	ScanSource Inc.	12,784	665
	Westamerica BanCorp	12,320	665
*	National Vision Holdings Inc.	45,747	662
	Kaiser Aluminum Corp.	8,370	659
*	MoonLake Immunotherapeutics	15,825	659
*	Asana Inc. Class A	44,728	651
	Getty Realty Corp.	21,889	648
	Centerspace	9,201	643
	WK Kellogg Co.	36,111	636
*	Harmony Biosciences Holdings Inc.	18,578	629
	CNA Financial Corp.	12,477	613
*	Shoals Technologies Group Inc. Class A	94,052	611
*	G-III Apparel Group Ltd.	22,021	607
*	PRA Group Inc.	22,729	606
	Clearway Energy Inc. Class A	24,569	605
	American Assets Trust Inc.	22,751	603
	1st Source Corp.	9,494	603
*	Encore Capital Group Inc.	11,915	602
*	PROS Holdings Inc.	24,621	593
*,1	Joby Aviation Inc.	98,916	592
*	IMAX Corp.	27,661	584
*	Fluence Energy Inc.	34,970	573
	Berkshire Hills Bancorp Inc.	20,730	572
*	N-Able Inc.	40,920	570
*	Maravai LifeSciences Holdings Inc. Class A	58,501	569
	Safety Insurance Group Inc.	6,602	565
*	Under Armour Inc. Class A	81,107	565
*	Ameresco Inc. Class A	17,829	563
	Piedmont Office Realty Trust Inc. Class A	64,527	558
	Redwood Trust Inc.	76,243	554
*	AtriCure Inc.	25,570	552
*	Pacira BioSciences Inc.	26,715	552
	Shutterstock Inc.	12,488	552
	TriMas Corp.	22,469	552
*	Liberty Broadband Corp. Class A	8,298	549

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	Bumble Inc. Class A	58,280	544
*	Alignment Healthcare Inc.	62,107	543
*,1	ChargePoint Holdings Inc.	249,737	542
*	Paycor HCM Inc.	43,555	541
	Uniti Group Inc.	140,265	539
*	Prothena Corp. plc	23,174	539
	Brightsphere Investment Group Inc.	20,577	539
*	Proto Labs Inc.	15,451	538
*	Fastly Inc. Class A	66,356	537
*	Vicor Corp.	12,760	537
	Cracker Barrel Old Country Store Inc.	11,668	535
*	Avanos Medical Inc.	22,265	533
*	Legalzoom.com Inc.	79,666	532
*	Liberty Media Corp. - Liberty Live Class A	14,069	531
	Matthews International Corp. Class A	18,223	528
	MFA Financial Inc. REIT	47,099	527
	Mativ Holdings Inc.	27,549	526
*,1	Cassava Sciences Inc.	23,658	526
	Fresh Del Monte Produce Inc.	20,959	525
	Monro Inc.	16,837	519
	Shenandoah Telecommunications Co.	24,144	514
*	Lions Gate Entertainment Corp. Class B	62,313	513
[1]	Sirius XM Holdings Inc.	147,172	508
	Embecta Corp.	32,424	508
*	Ironwood Pharmaceuticals Inc.	73,711	503
	CVR Energy Inc.	17,535	502
*	Lemonade Inc.	27,733	500
*	Liberty Latin America Ltd. Class C	47,071	499
	Comstock Resources Inc.	51,950	492
	Service Properties Trust	86,692	492
	Matson Inc.	3,700	491
	Paramount Group Inc.	93,677	491
*	Liberty Latin America Ltd. Class A	46,654	489
*	United Natural Foods Inc.	31,101	482
*,1	Fiverr International Ltd.	18,434	481
*	Sana Biotechnology Inc.	79,060	481
*	Figs Inc. Class A	73,788	480
	Scholastic Corp.	15,298	479
*	American Axle & Manufacturing Holdings Inc.	63,676	473
	Krispy Kreme Inc.	44,341	471
*	Kornit Digital Ltd.	29,962	469
	Astec Industries Inc.	13,262	465
*	Arcus Biosciences Inc.	28,112	461
*	Air Transport Services Group Inc.	28,409	459
	Brookline Bancorp Inc.	43,535	457
	Sturm Ruger & Co. Inc.	10,139	457
*	Aurinia Pharmaceuticals Inc.	77,558	456
*	Vir Biotechnology Inc.	44,740	455
	Marcus & Millichap Inc.	11,387	451
*	TechTarget Inc.	14,031	449
	Brandywine Realty Trust	87,996	444
	Sempra Energy	5,597	432
*	Driven Brands Holdings Inc.	31,744	427
*	Mister Car Wash Inc.	55,650	423
	Capitol Federal Financial Inc.	66,793	422
	Republic Bancorp Inc. Class A	6,430	422
*	E2open Parent Holdings Inc.	90,458	422
*	Sunnova Energy International Inc.	59,347	420
	F&G Annuities & Life Inc.	9,738	420
*	LifeStance Health Group Inc.	75,929	418
	Guess? Inc.	17,200	414
*	Century Aluminum Co.	27,189	411
	Brightspire Capital Inc.	71,625	410
*	Hain Celestial Group Inc.	52,717	408
*	Relay Therapeutics Inc.	49,685	408
	Ubiquiti Inc.	2,181	405
*,1	Dlocal Ltd.	51,770	398
	TFS Financial Corp.	26,397	358
*,1	Luminar Technologies Inc.	213,164	354
*,1	Sigma Lithium Corp.	32,429	354

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	Forward Air Corp.	13,626	346
*	Pediatrix Medical Group Inc.	41,186	343
*	Lions Gate Entertainment Corp. Class A	36,635	336
*	Stratasys Ltd.	39,056	334
*	REGENXBIO Inc.	23,324	332
*	Leslie's Inc.	112,466	332
*	Ginkgo Bioworks Holdings Inc.	866,156	329
	Heartland Express Inc.	24,180	314
*,1	OPKO Health Inc.	220,125	313
	SolarWinds Corp.	26,159	312
	Nu Skin Enterprises Inc. Class A	27,398	307
	Gray Television Inc.	47,450	305
*	Sage Therapeutics Inc.	27,533	301
*	Open Lending Corp. Class A	47,490	299
*	Hertz Global Holdings Inc.	73,316	299
*	Pacific Biosciences of California Inc.	143,942	297
*	Columbia Financial Inc.	16,116	290
	Alexander's Inc.	1,178	285
	Ardagh Metal Packaging SA	76,458	281
*	Varex Imaging Corp.	18,948	280
*	Beyond Inc.	24,662	279
*	Anywhere Real Estate Inc.	59,030	279
	Ormat Technologies Inc.	3,442	263
*	3D Systems Corp.	69,731	255
*	Fulgent Genetics Inc.	10,541	252
*	USANA Health Sciences Inc.	5,489	245
*	GRAIL Inc.	15,731	242
*	JetBlue Airways Corp.	36,310	233
	Methode Electronics Inc.	17,484	221
*	Chegg Inc.	64,356	219
	Compass Minerals International Inc.	16,311	217
	Gen Digital Inc.	8,363	217
	Saul Centers Inc.	5,132	203
*	Thoughtworks Holding Inc.	53,094	185
*	Atlanta Braves Holdings Inc. Class A	3,936	181
*	iRobot Corp.	15,203	179
*	Liberty Global Ltd. Class A	8,832	172
*	Olaplex Holdings Inc.	79,962	166
*,1	CureVac NV	37,664	142
*	Zentalis Pharmaceuticals Inc.	30,940	120
*	Multiplan Corp.	219,116	99
	Allegiant Travel Co.	1,626	91
	TTEC Holdings Inc.	9,745	78
*	Cerence Inc.	21,241	68
*,1	Virgin Galactic Holdings Inc.	8,974	64
*	Amylyx Pharmaceuticals Inc.	26,269	54
[1]	Spirit Airlines Inc.	15,045	45
*	Scilex Holding Co. (Acquired 1/6/23, Cost $320)	30,534	44
*,1	SunPower Corp.	42,263	36
*,3	OmniAb Inc. 12.5 Earnout	2,716	—
*,3	OmniAb Inc. 15 Earnout	2,716	—
*,3	GCI Liberty Inc.	36,533	—
			31,546,181
Total Common Stocks (Cost $33,691,459)			50,233,390
Preferred Stocks (0.3%)
	Samsung Electronics Co. Ltd. Preference Shares	534,383	25,440
	Petroleo Brasileiro SA Preference Shares	2,851,092	18,857
	Itau Unibanco Holding SA Preference Shares	2,243,983	13,441
	Volkswagen AG Preference Shares	109,567	12,228
	Henkel AG & Co. KGaA Preference Shares	108,972	9,322
	Itausa SA Preference Shares	3,260,806	5,863
	Banco Bradesco SA Preference Shares	2,113,354	4,644
	Sartorius AG Preference Shares	15,063	4,272
	Hyundai Motor Co. Preference Shares (XKRX)	30,700	3,731
	Bayerische Motoren Werke AG Preference Shares	33,723	2,891
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	65,774	2,494
	Cia Energetica de Minas Gerais Preference Shares	963,664	1,850
	Gerdau SA Preference Shares	529,314	1,709

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
	FUCHS SE Preference Shares	33,354	1,449
	Cia Paranaense de Energia - Copel Preference Shares Class B	757,000	1,350
	Centrais Eletricas Brasileiras SA Preference Shares Class B	160,615	1,238
*	Grifols SA Preference Shares Class B (XMAD)	136,201	1,046
	LG Chem Ltd. Preference Shares	5,241	817
	Hyundai Motor Co. Preference Shares	6,607	800
*	Telecom Italia SpA Preference Shares	2,823,046	764
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	168,342	731
	Embotelladora Andina SA Preference Shares Class B	200,900	642
	Metalurgica Gerdau SA Preference Shares	319,700	601
	Samsung SDI Co. Ltd. Preference Shares	3,718	570
	Sixt SE Preference Shares	9,946	552
	Bradespar SA Preference Shares	136,359	446
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,043	422
	LG Electronics Inc. Preference Shares	11,659	410
	Marcopolo SA Preference Shares	376,571	404
	Danieli & C Officine Meccaniche SpA Preference Shares	13,477	389
	Amorepacific Corp. (XKRX) Preference Shares	10,116	382
	Daishin Securities Co. Ltd. Preference Shares	31,405	350
	Raizen SA Preference Shares	614,403	325
	Cia de Saneamento do Parana Preference Shares	328,900	322
	Banco Pan SA Preference Shares	204,700	314
	LG H&H Co. Ltd. Preference Shares	2,662	301
*	Braskem SA Preference Shares Class A	96,180	298
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	267,071	294
	Unipar Carbocloro SA Preference Shares Class B	27,310	252
	Randon SAImplementos E Participacoes Preference Shares	124,764	236
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	235
*	Azul SA Preference Shares	164,136	232
*	Alpargatas SA Preference Shares	146,361	223
	Banco ABC Brasil SA Preference Shares	46,900	183
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	158
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	54,755	153
	Hanwha Corp. Preference Shares	10,942	127
	Bancolombia SA Preference Shares	14,574	122
	Corem Property Group AB Preference Shares	4,687	113
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	69,600	101
	Taurus Armas SA Preference Shares	29,900	61
*	Gol Linhas Aereas Inteligentes SA Preference Shares	160,397	32
	CJ CheilJedang Corp. Preference Shares	91	10
*,3	Mechel PJSC Preference Shares	45,248	—
*,3	Rosseti Lenenergo PJSC Preference Shares	65,770	—
*,3	Transneft PJSC Preference Shares	66,500	—
*,3	Tatneft PJSC Preference Shares	206,884	—
*,3	Bashneft PJSC Preference Shares	5,732	—
*,3	Surgutneftegas PJSC Preference Shares	3,000,000	—
	Iguatemi SA Preference Shares	292	—
Total Preferred Stocks (Cost $135,744)			124,197
Rights (0.0%)
*,1,3	AHL Strom-Munksjo OYJ	4,033	78
*,3	Kontrolmatik Enerji Ve Muhendislik A/S Exp. 8/2/24	43,955	77
*	Tata Consumer Products Ltd. Exp. 8/19/24	14,110	63
*,3	Pick n Pay Stores Ltd. Exp. 8/2/24	106,637	47
*	Localiza Rent a Car SA Exp. 8/6/24	5,068	10
*	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada Exp. 8/13/24	5,422	4
*	Zamp SA Exp. 8/27/24	62,231	1
*,3	Teraplast SA Exp. 8/15/24	521,432	—
Total Rights (Cost $374)			280
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	12,600	12
*	Opthea Ltd. Exp. 6/30/26	49,825	4
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	95,161	2
*,3	Velesto Energy Bhd. Exp. 10/18/24	467,368	1
*	VGI PCL Exp. 5/23/27 (XBKK)	722,382	1
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	5,250	—
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	97,620	—
*	BTS Group Holdings PCL Exp. 11/20/26	44,400	—

Vanguard® Total World Stock Index Fund
		Shares	Market Value ($000)
*	BTS Group Holdings PCL (XBKK) Exp.11/7/24	22,200	—
*	JMT Network Services PCL Exp. 12/27/24	14,435	—
*,3	Constellation Software Inc. Exp. 3/31/40	10,339	—
Total Warrants (Cost $—)			20
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 5.390% (Cost $418,502)	4,186,103	418,568
Total Investments (100.1%) (Cost $34,246,079)			50,776,455
Other Assets and Liabilities—Net (-0.1%)			(49,262)
Net Assets (100%)			50,727,193
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $107,547,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $465,672,000, representing 0.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $117,067,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	320	36,368	2,415
E-mini S&P 500 Index	September 2024	649	180,357	232
MSCI EAFE Index	September 2024	533	63,686	889
MSCI Emerging Markets Index	September 2024	1,606	88,049	(749)
S&P TSX 60 Index	September 2024	51	10,234	575
				3,362

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	9/18/24	CAD	5,076	USD	3,697	—	(15)
HSBC Bank plc	9/18/24	INR	1,251,216	USD	14,946	—	(24)
UBS AG	9/18/24	INR	1,251,216	USD	14,924	—	(2)
UBS AG	9/18/24	JPY	3,767,408	USD	24,015	1,318	—
BNP Paribas	9/18/24	USD	2,964	AUD	4,470	38	—
Goldman Sachs International	9/18/24	USD	1,578	BRL	8,512	81	—
Toronto-Dominion Bank	9/18/24	USD	1,572	BRL	8,512	75	—
State Street Bank & Trust Co.	9/18/24	USD	13,726	CHF	12,172	—	(224)
UBS AG	9/18/24	USD	3,552	DKK	24,524	—	(15)
JPMorgan Chase Bank, N.A.	9/18/24	USD	5,920	EUR	5,441	18	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	3,914	GBP	3,070	—	(35)
Barclays Bank plc	9/19/24	USD	3,376	HKD	26,298	5	—
State Street Bank & Trust Co.	9/18/24	USD	28,856	JPY	4,463,864	—	(1,160)

Vanguard® Total World Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	9/19/24	USD	6,732	KRW	9,229,921	—	(19)
JPMorgan Chase Bank, N.A.	9/18/24	USD	2,684	TWD	86,328	32	—
						1,567	(1,494)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $642,000 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as

Vanguard® Total World Stock Index Fund
collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	33,213,485	11,220	1,762	33,226,467
Common Stocks—Other	126,452	16,877,263	3,208	17,006,923
Preferred Stocks	57,500	66,697	—	124,197
Rights	11	67	202	280
Warrants	7	—	13	20
Temporary Cash Investments	418,568	—	—	418,568
Total	33,816,023	16,955,247	5,185	50,776,455
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,111	—	—	4,111
Forward Currency Contracts	—	1,567	—	1,567
Total	4,111	1,567	—	5,678
Liabilities
Futures Contracts[1]	749	—	—	749
Forward Currency Contracts	—	1,494	—	1,494
Total	749	1,494	—	2,243
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.